Registration No. 2-93177

                                                    File No. 811-4108
                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC 20549
                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                             [ x ]

Pre-Effective Amendment No. _____                       [   ]

Post-Effective Amendment No. 34                         [ x ]
                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                             [ x ]

Amendment No. 30                                        [ x ]

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                   Oppenheimer Variable Account Funds
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                (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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                     (Address of Principal Executive Offices) (Zip Code)

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                                303-768-3200
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                 Registrant's Telephone Number, including Area Code)

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                      Andrew J. Donohue, Esq.
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                     OppenheimerFunds, Inc.
                  Two World Trade Center, New York, New York 10048-0203
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                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ x ]    On May 1, 1999 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On May 1, 1999 pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(OppenheimerFunds logo)




Oppenheimer Money Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



     Oppenheimer Money Fund/VA is a money market mutual fund. Its goal is to seek the maximum current income from investments in money market securities that is consistent with low capital risk and the maintenance of liquidity.

     Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

     This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks maximum current income from investment in money market securities consistent with low capital risk and the maintenance of liquidity.


What Does the Fund Invest In? The Fund is a money market fund. It invests in a variety of high-quality money market securities to seek current income. Money market securities are short-term debt instruments issued by the U.S. government, domestic and foreign corporations or financial institutions and other entities. They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations maturing in 397 days or less.

Who Is the Fund Designed For? The Fund's shares are available only as an underlying investment option for certain variable annuities, variable life insurance policies and insurance company separate accounts. The Fund is an option under those insurance products for investors who want to earn income at current money market rates while preserving the value of their investment, because the Fund is managed to keep its share price stable at $1.00. The Fund does not invest for the purpose of seeking capital appreciation or gains.

Main Risks of Investing in the Fund

All investments carry risks to some degree. Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. However, the Fund is a money market fund that seeks income by investing in short-term debt securities that must meet strict credit and maturity standards set by its Board of Trustees following special rules for money market funds under federal law. Those rules require the Fund to maintain

o high credit quality in its portfolio,

o a short average portfolio maturity to reduce the effects of changes in interest rates on the value of the Fund's securities and diversification of the Fund's investments among issuers to reduce the effects of a default by any one issuer on the value of the Fund's shares.

     Even so, there are risks that one or more of the Fund's investments could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the investment (and the Fund's share price) to fall. If insurance products holding Fund shares redeem them at a rate greater than anticipated by the Manager, the Fund might have to sell portfolio securities prior to their maturity at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share. Income on short-term securities tends to be lower than income on longer term debt securities, so the Fund's yield will likely be lower than the yield on longer-term fixed income funds.

The Fund's investment manager, OppenheimerFunds, Inc., tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. However, an investment in the Fund is not a complete investment program. The rate of the Fund's income will vary from day to day, generally reflecting changes in overall short-term interest rates. There is no assurance that the Fund will achieve its investment objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance

The bar chart and table below show how the Fund's returns may vary over time, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 1.17%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 2.38% (2nd Q '89) and the lowest return for a calendar quarter was 0.77% (2nd Q'93).

------------------------------- ----------------------------
---------------------------- ----------------------------
Average Annual Total
Returns for the periods
ended December 31, 1998    1 Year      5 Years      10 Years

Oppenheimer Money          5.25%        5.10%        5.61%
Fund/VA
------------------------------- ----------------------------
---------------------------- ----------------------------

The returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all distributions have been reinvested in additional shares.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names

The total returns are not the Fund's current yield. The Fund's current yield more closely reflects the Fund's current earnings.


To obtain the Fund's current 7-day yield, call the Transfer Agent toll-free at 1-888-470-0861.

_________________

1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no name designation, and the performance shown is for that class. The other class of shares, Class 2, are not offered in this Prospectus. About the Fund's Investments

The Fund's Principal Investment Policies. The Fund invests in short-term money market securities meeting quality standards established for money market funds under the Investment Company Act. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based on the Manager's evaluation of investment opportunities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     |X| What Types of Money Market Securities Does the Fund Invest In? The following is a brief description of the types of money market securities the Fund can invest in. Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. All of the Fund's investments must meet the special quality requirements set under the Investment Company Act and described briefly below.

     |_| U.S. Government Securities. These are obligations issued or guaranteed by the U.S. government or any of its agencies or federally-chartered corporations referred to as instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States. That means the U.S. government pledges its taxing power to make timely payments in interest and to repay principal on the obligation. Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.

     Some U.S. government securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal National Mortgage Corporation (Fannie Mae). Others may be supported only by the credit of the instrumentality, such as obligations of Federal Home Loan Mortgage Corporation (Freddie Mac). The Fund's investing in U.S. government securities does not mean that its share price or returns are guaranteed or backed by the U.S. government.

     |_| Bank Obligations. The Fund can invest in time deposits, certificates of deposit and bankers' acceptances. These investments must be:

      -- obligations of a domestic bank having total assets of at least $1 billion, or

     -- U.S. dollar-denominated obligations of a foreign bank with total assets of at least U.S. $1 billion.

         |_| Commercial Paper. Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company.

         |_| Corporate Obligations. The Fund can invest in other short-term corporate debt obligations, besides commercial paper.

          |_| Other Money Market Obligations. The Fund can invest in other money market obligations that are subject to repurchase agreements or guaranteed as to their principal and interest by a domestic bank or by a corporation whose commercial paper may be purchased by the Fund. The bank must meet credit criteria set by the Fund's Board of Trustees.

          The Fund can buy other money market instruments that its Board of Trustees approves from time to time. They must be U.S. dollar-denominated short-term investments that the Manager has determined to have minimal credit risks. They also must be of "high quality" as determined by a national rating organization. To a limited extent the Fund may buy an unrated security that the Manager determines to have met those qualifications.

          The Fund can also purchase floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements. The Fund's investments in them may be subject to restrictions adopted by the Board from time to time.

          |X| What are the Fund's Credit Quality and Maturity Standards? Debt instruments, including money market instruments, are subject to credit risk, which is the risk that the issuer might not make timely payments of interest on the security nor repay principal when it is due. The Fund may buy only those securities that meet standards set in the Investment Company Act for money market funds. The Fund's Board has adopted procedures to evaluate securities that are being considered for the Fund's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Fund.

          In general, those procedures require that securities be rated in one of the two highest short-term rating categories of two national rating organizations. At least 95% of the Fund's assets must be invested in securities of issuers with the highest credit rating. No more than 5% of the Fund's assets can be invested in securities with the second highest credit rating. In some cases, the Fund can buy securities rated by one rating organization or unrated securities that the Manager judges to be comparable in quality to the two highest rating categories.

               The procedures also limit the percentage of the Fund's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Fund's investment risks. A security's maturity must not exceed 397 days. Finally, the Fund must maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.

               |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

               Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

               |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks but are also subject to the Fund's credit and maturity standards. The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce some of the risks.

               |X| Floating Rate/Variable Rate Notes. The Fund can purchase notes that have floating or variable interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are adjusted automatically according to a specified market index for such investments, such as the prime rate of a bank. If the maturity of a note is more than 397 days, the Fund can buy it if it has a demand feature. That feature must permit the Fund to recover the principal amount of the note on not more than thirty days' notice at any time, or at specified times not exceeding 397 days from the date of purchase.

               |X| Obligations of Foreign Banks and Foreign Branches of U.S. Banks. The Fund can invest in U.S. dollar-denominated securities of foreign banks having total assets at least equal to U.S. $1 billion. It can also buy U.S. dollar-denominated securities of foreign branches of U.S. banks. These securities have additional investment risks compared to obligations of domestic branches of U.S. banks. Risks that may affect the foreign bank's ability to pay its debt include:

               |_| political and economic developments in the country in which the bank or branch is located,

               |_| imposition of withholding taxes on interest income payable on the securities,

               |_| government seizure or nationalization of foreign deposits,

               |_| the establishment of exchange control regulations and

               |_| the adoption of other governmental restrictions that might limit the repayment of principal and/or payment of interest on those securities.

               Additionally, not all of the U.S. and state banking laws and regulations that apply to domestic banks and that are designed to protect depositors and investors apply to foreign branches of domestic banks. None of those U.S. and state regulations apply to foreign banks.

     |X| Bank Loan Participation Agreements. The Fund may invest in bank loan participation agreements. They represent an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.

     |X| Asset-Backed Securities. The Fund can invest in asset-backed securities. These are fractional interests in pools of consumer loans or other trade receivables, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as the Fund.


     These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee (by a bank or broker) or a preference right. However, the credit enhancement may apply only to a fraction of the security's value. If the issuer of the security has no security interest in the assets that back the pool, there is a risk that the Fund could lose money if the issuer defaults on its obligation to pay interest and repay the principal.

     |X| Repurchase Agreements. The Fund can enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. The Fund's repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund might incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less. It cannot invest more than 10% of its net assets in repurchase agreements maturing in more than 7 days.

     |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have a contractual limit on resale or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. That limit may not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. Difficulty in selling a security may result in a loss to the Fund or additional costs.

Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.
     The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

     |X| Portfolio Manager. The portfolio managers of the Fund are Arthur J. Zimmer and Carol E. Wolf. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Mr. Zimmer has had that responsibility since June 1998, and Ms.Wolf since July 1998. Each is also a Vice President of the Fund. Mr. Zimmer is a Senior Vice President and Ms. Wolf is a Vice President of the Manager. Each serves as an officer and portfolio manager for other Oppenheimer funds and has been an officer of the Manager since 1990.

     |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.450% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.400% of the next $500 million, and 0.375% of average annual net assets in excess of $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.45% of the Fund's average annual net assets.

     |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

     The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.


Investing in the Fund


How to Buy, and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

     Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling share of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.

     |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The net asset value will normally remain at $1.00 per share. However, there are no guarantees that the Fund will be able to maintain a net asset value of $1.00 per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

     The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

     The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. Under a policy adopted by the Fund's Board of Trustees, the Fund uses the amortized cost method to value its securities to determine the Fund's net asset value.

     The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

     |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses.

     This prospectus may not be used to offer or sell Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free at 1-888-470-0861.

How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

     The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 a.m. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends and Taxes

Dividends. The Fund intends to declare dividends from net investment income each regular business day and to pay those dividends monthly on a date selected by the Board of Trustees. To maintain a net asset value of $1.00 per share, the Fund might withhold dividends or make distributions from capital or capital gains. Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

     All dividends (and any capital gains distributions) will be reinvested automatically in additional Fund shares at net asset value for the participating insurance company's separate account (unless the participating insurance company elects to have dividends or distributions paid in cash).

Capital Gains. The Fund normally holds its securities to maturity and therefore will not usually pay capital gains distributions. Although the Fund does not seek capital gains, it could realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

Taxes. For a discussion of the tax status of a variable annuity contract or variable life insurance policy or other insurance investment product, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through variable annuity contracts, variable life insurance policies or other insurance company separate accounts, dividends paid by the Fund from net investment income and distributions (if any) of its net realized short-term or long-term capital gains will be taxable, if at all, to the participating insurance company.

     This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


FINANCIAL HIGHLIGHTS                                   Year Ended December 31,
                                                       1998
1997             1996          1995        1994
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $1.00
$1.00            $1.00         $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                     .05
 .05              .05           .06         .04
Dividends and distributions to shareholders                (.05)
(.05)            (.05)         (.06)       (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00
$1.00            $1.00         $1.00       $1.00
                                                          ======
======           ======        ======      ======
=======================================================================================================================
Total Return(1)                                            5.25%
5.31%            5.13%         5.62%       4.25%
=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $151,799
$126,782         $129,719       $65,386     $89,671
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $137,633
$133,707          $99,263       $75,136     $90,264
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      5.12%
5.19%            5.01%         5.52%       4.18%
Expenses                                                   0.50%
0.48%            0.49%         0.51%       0.43%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.




For More Information About Oppenheimer Money Fund/VA:

The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:




You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:



By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0660.001.0599  Printed on recycled paper.








                                                    Appendix to Prospectus of
                                                    Oppenheimer Money Fund/VA
                                        (a series of Oppenheimer Variable
                                                  Account Funds)


     Graphic material included in the Prospectus of Oppenheimer Money Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

     A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      9.56%
12/31/90                                                      7.84%
12/31/91                                                      6.18%
12/31/92                                                      4.03%
12/31/93                                                      3.16%
12/31/94                                                      4.21%
12/31/95                                                      5.62%
12/31/96                                                      5.13%
12/31/97                                                      5.32%
12/31/98                                                      5.25%

(OppenheimerFunds logo)



Oppenheimer High Income Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



Oppenheimer High Income Fund/VA is a mutual fund that seeks a high level of current income. The Fund invests primarily in lower-grade, high-yield debt securities.

     Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

     This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.







Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights


About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks a high level of current income from investment in high-yield fixed income securities.

What Does the Fund Invest In? The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers. The Fund's investments typically include:

     o lower-grade, high-yield domestic and foreign corporate bonds and notes (these are the main focus of the Fund's portfolio), mortgage-related securities and asset-backed securities, preferred stocks,

     o "structured" notes, foreign government bonds and notes, and

     o "zero-coupon" and "step" bonds.

     The Fund can invest without limit in high-yield, lower grade fixed-income securities, commonly called "junk bonds." Lower-grade securities are below investment-grade securities, and are rated "Baa" by Moody's Investors Service or below "BBB" by Standard & Poor's or have comparable ratings by other nationally-recognized rating organizations (or, in the case of unrated securities, have comparable ratings assigned by the Fund's investment manager, OppenheimerFunds, Inc.).

     The Fund's foreign investments can include securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also invest in loan participations and can use hedging instruments and certain derivative investments, primarily mortgage-related securities and "structured" notes, to try to increase income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

|X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different market sectors, industries and countries. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in lower-grade, high yield debt instruments. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

|_| Securities offering high current income,

|_| Issuers in industries that are currently undervalued,

|_| Issuers with strong cash flows,

|_| Changes in the business cycle that might affect corporate profits.

     The Fund's diversification strategies, both with respect to securities issued by different companies and within different industries, are intended to reduce the volatility of the Fund's share prices while providing opportunities for high current income.

Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a portfolio emphasizing lower-grade domestic and foreign debt securities. Those investors should be willing to assume the special risks of lower-grade debt securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

     All investments carry risks to some degree. The Fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can also invest in foreign debt securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect debt securities prices (this is known as "interest rate risk").

     These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

     The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

     However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

     |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. The Fund's investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

     |_| Special Risks of Lower-Grade Securities. Because the Fund can invest without limit in securities below investment grade to seek high income and emphasizes these securities in its investment program, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

     |X| Interest Rate Risks. The values of debt securities, including government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

     |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests part of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

     The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

     |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and mortgage-related securities are examples of derivatives the Fund can use.

     If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]





________________________
1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no name designation, and the performance shown is for that class. The other class of shares, Class 2 shares, is not offered in this Prospectus.

For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.51%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 13.07% (1st Q '91) and the lowest return (not annualized) for a calendar quarter was -7.12% (3rd Q '98).


Average  Annual Total  Returns
for the periods ended          1 Year    5 Years      10 Years
December 31, 1998

Oppenheimer High Income       0.31%       8.62%     12.71%
Fund/VA


Merrill Lynch High Yield     3.66%b      9.01%      11.08%
Master Index


The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests mainly in high yield corporate bonds, the Fund's performance is compared to the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more details about the Fund's investment policies and risks.

     A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be investment grade or below investment grade in credit quality, it is expected to invest mainly in lower-grade securities, commonly called "junk bonds." They typically offer higher yields than investment-grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

          The Fund has no limit on the range of maturity of the debt securities it can buy, and therefore may hold obligations with short, medium or long-term maturities. However, longer term securities typically offer higher yields than shorter-term securities and therefore the Fund will focus on longer-term debt to seek higher income. However, longer-term securities fluctuate more in price when interest rates change than shorter-term securities.


          The Fund can invest some of its assets in other types of securities, including common stocks and other equity securities of foreign and U.S.
     companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

          |X| High-Yield, Lower-Grade Fixed-Income Securities of U.S. Issuers. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

          The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

          While investment-grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.

          These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

          |X| CMOs and Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

          |X| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

          The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

          If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

          If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

          |X| Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          |X| Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

          The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

          |_| Special Risks of Emerging and Developing Markets. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. They may be very speculative. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

          These  countries  might  have  less  developed   trading  markets  and
     exchanges. Emerging market countries may have less developed legal and accounting systems, and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

          |X| "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

          The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

          |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

          Failure by the Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

          |X| Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

          |X| Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective and is expected to have a portfolio turnover rate over 100% annually. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

     Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

          |X| U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

          |_| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years), and Treasury bonds (which have maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

          |_| Obligations of U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

          |X| Zero-Coupon and "Stripped" Securities. Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

          Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

          The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

          |X| Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

          |X| Preferred Stock. Unlike common stock, preferred stock typically has a stated dividend rate. Preferred stock dividends may be cumulative (they remain a liability of the company until they are paid) or non-cumulative. When interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. The right to payment of dividends on preferred stock is generally subordinate to the rights of a corporation's debt securities.

          |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

          |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

          Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

          |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

          The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

          Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

          If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

     Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

          The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The
     Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

          |X| Portfolio Managers.  The portfolio managers of the Fund are Thomas
     P. Reedy and David P. Negri. They are the persons principally responsible for the day-to-day management of the Fund's portfolio, Mr. Reedy since January 1998 and Mr. Negri since May 1999. Both are Vice Presidents of the Fund, and Mr. Reedy is Vice President and Mr. Negri is Senior Vice President of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Negri has been employed by the Manager since June 1989, Mr. Reedy since 1993.

          |X| Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

          |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

          The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund


How to Buy and Sell Shares

     How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

          The net asset value per share is determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

          The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

          The offering price that applies to an order from a participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

          |X| Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

          This Prospectus may not be used to offer or sell Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance sponsor that offers Class 2 shares of the Funds as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free 1-888-470-0861.

     How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

     Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

          All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

     Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

     Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

          This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

     The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights                                   Year Ended December 31,
                                                       1998
1997        1996          1995       1994
================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                     $11.52
$11.13      $10.63        $9.79      $11.02
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .95
 .94         .97          .98         .94
Net realized and unrealized gain (loss)                    (.90)
 .37         .58          .94       (1.27)
                                                         -------
-------     -------      -------      ------

Total income (loss) from investment operations              .05
1.31        1.55         1.92        (.33)
----------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:

Dividends from net investment income                       (.25)
(.91)      (1.05)       (1.08)       (.66)
Distributions from net realized gain                       (.30)
(.01)         --           --        (.24)
                                                         -------
--------    -------      -------      ------

Total dividends and distributions to shareholders          (.55)
(.92)      (1.05)       (1.08)       (.90)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $11.02
$11.52      $11.13       $10.63       $9.79
                                                         =======
=======     =======      =======      ======
================================================================================================================
Total Return, at Net Asset Value(1)                        0.31%
12.21%      15.26%       20.37%      (3.18)%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $328,563
$291,323    $191,293     $133,451     $95,698
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $322,748
$223,617    $157,203     $115,600    $101,096
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      8.65%
8.88%       9.18%        9.81%       9.15%
Expenses                                                   0.78%
0.82%       0.81%        0.81%       0.67%
----------------------------------------------------------------------------------------------------------------
Portfolio  turnover rate(2)                               161.4%
167.6%      125.0%       107.1%      110.1%

     1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. 2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $537,018,561 and $428,828,226, respectively.



For More Information About Oppenheimer High Income Fund/VA:


The following additional information about the Fund is available without charge upon request:

Statement of Additional Information
     This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
     Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

     You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

     No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0640.001.0599  Printed on recycled paper.




                                          Appendix to Prospectus of
                                       Oppenheimer High Income Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               High Income Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      4.84%
12/31/90                                                      4.65%
12/31/91                                                      33.91%
12/31/92                                                      17.92%
12/31/93                                                      26.34%
12/31/94                                                      -3.18%
12/31/95                                                      20.37%
12/31/96                                                      15.25%
12/31/97                                                      12.22%
12/31/98                                                      0.31%

(OppenheimerFunds logo)




Oppenheimer Bond Fund/VA
A Series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999




     Oppenheimer Bond Fund/VA is a mutual fund that seeks a high level of current income as its primary goal. As a secondary goal, the Fund seeks capital appreciation when consistent with its goal of high current income. The Fund invests mainly in investment grade debt securities.

          Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.









     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objectives and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objectives and Investment Strategies


     What Are the Fund's Investment Objectives? The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.


What Does the Fund Invest In? Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments. The investment-grade debt securities the Fund invests in can include the following types of obligations, which in general are referred to as "bonds":

o short-,  medium- and long-term foreign and U.S.  government bonds and notes,
o domestic and foreign corporate debt obligations,
o collateralized mortgage obligations (CMOs),
o other mortgage-related securities and asset-backed securities,
o  participation  interests in loans,
o  "structured"  notes, and
o other debt obligations.

          The Fund's investments in U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered corporate entities referred to as "instrumentalities." These include mortgage-related U.S. government securities and CMOs.

          There is no set percentage allocation of the Fund's assets among the types of securities the Fund buys to meet the 65% investment requirement, but currently the Fund focuses mainly on U.S. government securities, CMOs, and investment-grade debt securities to do so because they currently offer higher yields than money market instruments. However, if market conditions change, the Fund's portfolio managers may change the relative allocation of the Fund's assets.

          The Fund has no limitations on the range of maturities of the debt securities in which it can invest and therefore may hold bonds with short-, medium- or long-term maturities. The Fund's investments in debt securities can include "zero coupon" securities and securities that have been "stripped" of their interest coupons. The Fund can invest up to 35% of its total assets in high yield debt securities and other debt securities that are below investment grade (commonly referred to as "junk bonds") and other investments such as preferred stock.

               The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

               |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt security markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

     |_| High current income from different types of corporate and government debt securities,

     |_| Investment-grade securities, primarily to help reduce credit risk,

     |_| Broad portfolio diversification to help reduce the volatility of the Fund's share prices,

     |_| Relative values among the debt securities market sectors.

     Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that invests mainly in investment-grade debt securities, but which can also hold below-investment-grade securities to seek higher income. Those investors should be willing to assume the credit risks of a fund that typically invests a significant amount of its assets in debt securities and the changes in share prices that can occur when interest rates rise. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

               All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk", or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

               These risks collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

               The Fund's investment Manager,  OppenheimerFunds,  Inc., tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to credit risks by limiting its investments in below-investment grade securities, as explained above. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

               However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

               |X| Credit  Risk.  Debt  securities  are subject to credit  risk.
          Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, debt securities issued by domestic and foreign corporations and by foreign governments are subject to risks of default.

               Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.

               |_| Special Risks of Lower-Grade Securities. Because the Fund can invest up to 35% of its total assets in securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment grade securities. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk than the issuers of those securities might not meet their debt obligations. Those risks can reduce the Fund's share prices and the income it earns.

               |X| Interest Rate Risks. The values of debt securities, including U.S. government securities prior to maturity, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

               |X| Prepayment Risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of a security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

               The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, the Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

               |X| Risks of Foreign Investing. The Fund can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

     The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

     The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     |X| There are Special Risks in Using Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

     If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

     How Risky is the Fund Overall? Debt securities are subject to credit and interest rate risks that can affect their values and the share prices of the Fund. Prepayment risks of mortgage-backed securities can cause the Fund to reinvest the proceeds of its investments in lower-yielding securities. The Fund generally has more risks than bond funds that focus on U.S. government securities but the Fund's emphasis on investment-grade securities may make its share prices less volatile than high yield bond funds or funds that focus on foreign bonds.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

     The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.




Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


     For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was -0.32%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.

     During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 6.49% (2nd Q '89) and the lowest return (not annualized) for a calendar quarter was -1.90% (1st Q '94).


Average  Annual Total  Returns
for the periods ended           1 Year      5 Years       10 Years
December 31, 1998

Oppenheimer Bond               6.80%        7.01%          9.28%
Fund/VA

Lehman Brothers Corporate      8.47%        7.74%         9.86%
Bond Index


     The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in investment grade corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Corporate Bond Index, an unmanaged index of non-convertible investment grade corporate debt of U.S. issuers that is a measure of the general domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

     The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

     The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     A debt security is essentially a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. While the Fund's investments may be above or below investment grade in credit quality, the Fund invests primarily in investment-grade debt securities. However, the Fund can invest up to 35% of its net assets in below investment-grade debt securities, commonly called 'junk bonds.'

 ______________

     1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.


     They typically offer higher yields than investment-grade bonds, because investors assume the greater risks of default of those securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

     Investment-grade debt securities are those rated in one of the four highest categories by Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc. or other national rating organizations. They can also be unrated or "split-rated" (rated as investment grade by one rating organization but below investment grade by another), if determined by the Manager to be of comparable quality to rated investment-grade securities. The Fund is not obligated to dispose of securities when issuers are in default or if the rating of the security is reduced below investment grade.

     The Fund can invest some of its assets in other types of securities, including common stocks, preferred stocks, and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy.

     The Fund could pursue its secondary objective of capital appreciation by investing in securities convertible into common stock. Convertible securities might allow the Fund to participate in the increase in value of the issuer's underlying common stock, by exercising the conversion right. Normally the Fund would not hold the common stock for investment, although it can hold common stock as part of the value of its net assets that is not normally expected to be invested in debt securities. Typically, convertible securities also pay income until they are converted. There may be other investment strategies that could offer the Fund opportunities for capital appreciation, such as investing in defaulted securities, but these are not expected to be a significant part of the Fund's investment program.

          U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

          |X| U.S. Treasury Obligations. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

          |X| Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
     government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


          |_| Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

          The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

          If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

          If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

          High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. Up to 35% of the Fund's assets can be invested in debt securities below investment grade under normal market conditions.

               Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard &
          Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                    The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.


                    While  investment-grade  securities  are subject to risks of non-payment of interest and principal, in general higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    |X| Private-Issuer  Mortgage-Backed Securities. The Fund can
               invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs that are U.S. government securities, discussed above), although in some cases they may be supported by insurance or guarantees.

                    |X| Asset-Backed  Securities.  The Fund can buy asset-backed
               securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                    Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                    |X|  Special  Risks  of  Emerging  and  Developing  Markets.
               Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                    These  countries  might have less developed  trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                    The  Fund  can buy  "Brady  Bonds,"  which  are  U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

          Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

          Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X|  Zero-Coupon  and  "Stripped"  Securities.  Some  of the
               government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

                    Zero-coupon  and stripped  securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                    The values of interest-only  mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

                    |X|  Participation  Interests  in  Loans.  These  securities
               represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

                    |X| "When-Issued" and "Delayed-Delivery"  Transactions.  The
               Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

                    Markets  underlying  securities  and  indices  may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.


                    |_| "Structured" Notes. The Fund can buy "structured" notes,
               which are specially-designed derivative debt investments. Their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

                    The  principal  and/or  interest   payments  depend  on  the
               performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its primary investment objective, high current income.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager,  the  Distributor  and the Transfer  Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio  Managers.  The portfolio managers of the Fund
               are David P. Negri and John S. Kowalik. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio, in Mr. Negri's case since January 1990 and in Mr. Kowalik's case since July 1998. Each is a Vice President of the Fund and Senior Vice President of the Manager. Each serves as an officer and portfolio manager for other Oppenheimer funds. Mr. Negri has been employed as a portfolio manager by the Manager since July 1988. Mr. Kowalik joined the Manager in July 1998 and was previously Managing Director and Senior Portfolio Manager at Prudential Global Advisers (from 1989 to June 1998).

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended March 31, 1998, was 0.72% of the Fund's average annual net assets.

                    --  Possible  Conflicts  of  Interest.  The Fund  offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          -- At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

          -- Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus  may not be used to offer  or sell  Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.

Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997           1996           1995           1994
================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                 $11.91
$11.63         $11.84         $10.78         $11.65
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .72                     .76            .69            .72            .76
Net realized and unrealized gain (loss)
 .07                     .28           (.15)          1.07           (.98)
                                                     ------
------         ------         ------         ------
Total income (loss) from investment
operations
 .79                    1.04            .54           1.79           (.22)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.20)                   (.72)          (.74)          (.73)          (.62)
Distributions from net realized gain
(.18)                   (.04)          (.01)            --           (.03)
                                                     ------
------         ------         ------         ------
Total dividends and distributions
to shareholders
(.38)                   (.76)          (.75)          (.73)          (.65)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.32
$11.91         $11.63         $11.84         $10.78
                                                     ======
======         ======         ======         ======

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
6.80%                   9.25%          4.80%         17.00%         (1.94)%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                     $655,543
$520,078       $426,439       $211,232       $135,067
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $586,242
$449,760       $296,253       $170,929       $121,884
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
6.31%                   6.72%          6.72%          6.91%          7.30%
Expenses
0.74%                   0.78%          0.78%          0.80%          0.57%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                             75.8%
116.9%          82.3%          79.4%          35.1%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $523,613,491 and $403,984,377, respectively.

For More Information About Oppenheimer Bond Fund/VA:

The following additional information about Oppenheimer Bond Fund/VA is available without charge upon request:

          Statement of Additional Information This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By
          Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0630.001.0599  Printed on recycled paper.









                                          Appendix to Prospectus of
                                          Oppenheimer Bond Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      13.32%
12/31/90                                                       7.92%
12/31/91                                                      17.63%
12/31/92                                                       6.50%
12/31/93                                                      13.04%
12/31/94                                                      -1.94%
12/31/95                                                      17.00%
12/31/96                                                       4.80%
12/31/97                                                       9.26%
12/31/98                                                       6.80%

(OppenheimerFunds logo)



Oppenheimer Strategic Bond Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999




          Oppenheimer Strategic Bond Fund/VA is a mutual fund that seeks a high level of current income principally derived from interest on debt securities. The Fund invests mainly in three market sectors: debt securities of foreign government and companies, U.S. government securities, and lower-rated high yield securities of U.S. companies. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.







          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


          What Is the Fund's Investment Objective? The Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance that income by writing covered call option on debt securities.


          What Does the Fund Invest In? The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies. Those debt securities typically include:

          o short-, medium- and long-term foreign and U.S. government bonds and notes,

          o collateralized mortgage obligations (CMOs),

          o other mortgage-related securities and asset-backed securities,

          o participation interests in loans,

          o "structured" notes,

          o  lower-grade,   high-yield   domestic  and  foreign  corporate  debt
          obligations, and o "zero-coupon" or "stripped" securities.

                    Under normal market conditions,  the Fund invests in each of those three market sectors. However, the Fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager, OppenheimerFunds, Inc., believes that in doing so the Fund can achieve its objective without undue risk.

                    The Fund's foreign  investments  can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The Fund can also use hedging instruments and certain derivative investments, primarily CMOs and "structured" notes, to try to enhance income or to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

          |X| How Does the Manager Decide What Securities to Buy or Sell? In selecting securities for the Fund, the Fund's portfolio managers analyze the overall investment opportunities and risks in individual national economies. The portfolio managers' overall strategy is to build a broadly diversified portfolio of debt securities to help moderate the special risks of investing in high yield debt instruments and foreign securities. The managers may try to take advantage of the lack of correlation of price movements that may occur among the three sectors from time to time. The portfolio managers currently focus on the factors below (some of which may vary in particular cases and may change over time), looking for:

          |_| Securities offering high current income,

          |_| Overall diversification for the portfolio by seeking securities whose markets and prices tend to move in different directions,

          |_| Relative values among the three major market sectors in which the Fund invests.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high current income from a fund that ordinarily will have substantial investments in both domestic and foreign debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities, which have special risks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment for investors seeking an investment with an overall sector diversification strategy. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad (this is referred to as "market risk"), or the change in value of particular bonds because of an event affecting the issuer (this is known as "credit risk"). The Fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices (this is known as "interest rate risk").

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in the securities of any one foreign government or in the debt and equity securities of companies in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price and yield of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Credit Risk. Debt securities are subject to credit risk.
               Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

                    |_| Special  Risks of  Lower-Grade  Securities.  Because the
               Fund can invest without limit in securities below investment grade to seek high current income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

                    |X| Risks of  Foreign  Investing.  The Fund can  invest  its
               assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. The Fund normally invests significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Fund's share prices and returns.

                    The change in value of a foreign  currency  against the U.S.
               dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

                    The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                    |_|  Special  Risks  of  Emerging  and  Developing  Markets.
               Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

                    These  countries  might have less developed  trading markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

                    |X|  Interest  Rate  Risks.  The prices of debt  securities,
               including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                    |X|  Prepayment  Risk.   Prepayment  risk  occurs  when  the
               mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates rise) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund buys, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

                    The impact of  prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                    |X| There are Special Risks in Using Derivative Investments.
               The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, interest rate swaps, structured notes and CMOs are examples of derivatives the Fund can use.

                    If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

          How Risky is the Fund Overall? In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Foreign debt securities, particularly those of issuers in emerging markets, and high yield securities can be volatile, and the price of the Fund's shares can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high yield market. The Fund's sector and security diversification strategy may help cushion the Fund's shares prices from that volatility, but debt securities are subject to other credit and interest rate risks that can affect their values and the share prices of the Fund. The Fund generally has more risks than bond funds that focus on U. S. government securities and investment-grade bonds but may be less volatile than funds that focus solely on investments in a single foreign sector, such as emerging markets.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 0.14%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 5.90% ( 2nd Q '95) and the lowest return (not annualized) for a calendar quarter was -3.70% (1st Q '98).

Average  Annual Total Returns
for the periods ended           1 Year          5 Years          Life of Fund*
December 31, 1998

Oppenheimer Strategic           2.90%          6.83%               6.79%
Bond Fund/VA


Lehman Brothers Aggregate       8.69%          7.27%               7.25%
Bond Index


Salomon Brothers World         15.31%         7.85%                7.87%
Government Bond Index


          *The Fund's inception date was 5/3/93. The "life of class" index performance is shown from 4/30/93.

          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in a variety of domestic and foreign corporate and government debt securities, the Fund's performance is compared to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Salomon Brothers World Government Bond Index, an unmanaged index of debt securities of major foreign governments. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the index.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

_______________
          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.


About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund might emphasize investments in one or two sectors because of the Manager's evaluation of the opportunities for high current income from debt securities in those sectors relative to other sectors.

                    A debt  security is  essentially  a loan by the buyer to the issuer of the debt security. The issuer promises to pay back the principal amount of the loan and normally pays interest, at a fixed or variable rate, on the debt while it is outstanding. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality and the Fund can invest without limit in below investment-grade debt securities, commonly called "junk bonds." These typically offer higher yields than investment grade bonds, because investors assume greater risks of default of these securities. The ratings definitions of the principal national rating organizations is included in Appendix A to the Statement of Additional Information.

                    The Fund can  invest  some of its  assets in other  types of securities, including common stocks and other equity securities of foreign and U.S. companies. However, the Fund does not anticipate having significant investments in those types of securities as part of its normal portfolio strategy. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

          U.S. Government Securities. The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

                    |X| U.S. Treasury Obligations.  These include Treasury bills
               (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to ten years when issued), and Treasury bonds (which have maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can also buy U.
               S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS").

                    |X|  Obligations  Issued or  Guaranteed  by U.S.  Government
               Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").


                    |_| Mortgage-Related  U.S. Government  Securities.  The Fund
               can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

                    The prices and yields of CMOs are  determined,  in part,  by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

                    If  prepayments  of mortgages  underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. When interest rates rise rapidly, if prepayments occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

          High-Yield, Lower-Grade Debt Securities of U.S. Issuers. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities. There are no restrictions on the amount of the Fund's assets that can be invested in debt securities below investment grade.

                    Lower-grade  debt  securities are those rated below "Baa" by
               Moody's Investors Service, Inc. or lower than "BBB" by Standard & Poor's Rating Service or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D", in unrated bonds or bonds which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                    The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund. The Fund can buy unrated securities that offer high current income. The Manager may assign a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

                    While  investment-grade  securities  are subject to risks of
               non-payment of   interest   and    principal,    in   general,
               higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds. These risks mean that the Fund may not achieve the expected income from lower-grade securities, and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    |X| Private-Issuer  Mortgage-Backed Securities. The Fund can
               invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

                    |X| Asset-Backed  Securities.  The Fund can buy asset-backed
               securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

          Foreign Debt Securities. The Fund can buy debt securities issued by foreign governments and companies, as well as "supra-national" entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund will not invest 25% or more of its total assets in debt securities of any one foreign government or in debt securities of companies in any one industry. The Fund has no requirements as to the maturity range of the foreign debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                    The Fund's  foreign debt  investments  can be denominated in
               U.S. dollars or in foreign currencies. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                    Foreign government debt securities might not be supported by the full faith and credit of the issuing government. The Fund can buy "Brady Bonds", which are U.S.-dollar denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund can engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage and transaction costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X|  Zero-Coupon  and  "Stripped"  Securities.  Some  of the
               government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

                    Zero-coupon  and stripped  securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                    The values of interest-only  mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to 50% of its total assets in zero-coupon securities issued by either the U.S. Treasury or companies.

                    |X|  Participation  Interests  in  Loans.  These  securities
               represent an undivided fractional interest in a loan obligation by a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower. They are subject to the risk of default by the borrower. If the borrower fails to pay interest or repay principal, the Fund can lose money on its investment.

                    |X| "When-Issued" and "Delayed-Delivery"  Transactions.  The
               Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a risk of loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, structured notes, CMOs and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

                    Markets  underlying  securities  and  indices  may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |_| "Structured" Notes. The Fund can buy "structured" notes,
               which are specially-designed derivative debt investments, their principal payments or interest payments are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

                    The  principal  and/or  interest   payments  depend  on  the
               performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them. The Fund is not required to use hedging instruments in seeking its goal, other than writing covered call options when deemed appropriate by the Manager. Currently, the Fund does not write call options to a significant extent.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio  Manager.  The portfolio  managers of the Fund
               are David P. Negri and Arthur P. Steinmetz. They have been the persons principally responsible for the day-to-day management of the Fund's portfolio since its inception in May 1993. Both are Vice Presidents of the Fund and Senior Vice Presidents of the Manager. They also serve as officers and portfolio managers for other Oppenheimer funds. Mr. Steinmetz has been employed by the Manager since 1986, and Mr. Negri, since 1989.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

          |X| Possible Conflicts of Interest. The Fund offers its shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    |X| At What Price Are Shares Sold?  Shares are sold at their
               offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus  may not be used to offer  or sell  Class 2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

          The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997          1996           1995          1994
=============================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                  $5.12
$5.09         $4.91         $4.60         $5.12
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .39                     .39           .38           .38           .35
Net realized and unrealized gain (loss)
(.24)                    .04           .19           .30          (.54)
                                                      -----
-----         -----         -----         -----
Total income (loss) from investment
operations
 .15                     .43           .57           .68          (.19)

-----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.09)                   (.39)         (.39)         (.37)         (.32)
Distributions from net realized gain
(.06)                   (.01)           --            --          (.01)
                                                      -----
-----         -----         -----         -----
Total dividends and distributions
to shareholders
(.15)                   (.40)         (.39)         (.37)         (.33)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $5.12
$5.12         $5.09         $4.91         $4.60
                                                      =====
=====         =====         =====         =====

=============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
2.90%                   8.71%        12.07%        15.33%        (3.78)%

=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                     $279,200
$207,839      $118,716       $60,098       $20,320
-----------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                                     $250,227
$159,934      $ 82,604       $37,698       $15,389
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
8.17%                   8.23%         8.48%         9.32%         8.36%
Expenses
0.80%                   0.83%         0.85%         0.85%         0.87%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                            133.7%
149.7%        144.3%         87.0%        136.6%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $358,275,325 and $301,159,735, respectively.



For More Information About Oppenheimer Strategic Bond Fund/VA:

          The following additional information about Oppenheimer Strategic Bond Fund/VA is available without charge upon request:

Statement of Additional Information
          This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:

 By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0265.001.0599  Printed on recycled paper.






                                           Appendix to Prospectus of
                                      Oppenheimer Strategic Bond Fund/VA
                         (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Strategic Bond Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the five most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/94                                                      -3.70%
12/31/95                                                      15.33%
12/31/96                                                      12.07%
12/31/97                                                       8.71%
12/31/98                                                       2.90%

(OppenheimerFunds logo)



Oppenheimer Aggressive Growth Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



          Oppenheimer Aggressive Growth Fund/VA is a mutual fund that seeks capital appreciation by investing in "growth-type" companies. The Fund invests mainly in common stocks. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.








          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


          What Is the  Fund's  Investment  Objective?  The  Fund  seeks  capital
          appreciation    by    investing    in     "growth-type"     companies.


          What Does the Fund Invest In? The Fund invests mainly in equity securities, such as common stocks, and can invest in other equity securities, such as preferred stocks and securities convertible into common stock. It invests primarily in U.S. companies, but can also buy foreign stocks.

                    The Fund emphasizes investments in companies that the Fund's investment Manager, OppenheimerFunds, Inc., believes have potential for increased stock prices relative to the overall stock market. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies.

                    The Fund can invest in  securities  of issuers of all market capitalization ranges, but currently focuses on stocks of "large capitalization" issuers (which have a market capitalization of more than $5 billion). The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process. The "bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends. The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.

                    The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings, and companies whose revenue growth is primarily driven by strength in unit volume sales. While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

          |_| What the portfolio manager believes to be a high rate of sustainable earnings growth;

          |_| Undiscovered and undervalued emerging growth characteristics;

          |_| Innovate management and strong leadership positions in unique market niches;

          |_| An expectation of better-than-anticipated earnings or positive earnings forecasts.

                    If  the  portfolio   manager  discerns  a  slowdown  in  the
               company's  internal  revenue  growth  or  earnings  growth  or  a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term. Those investors should be willing to assume the greater risks of short-term shares price fluctuations that are typical for an aggressive growth fund focusing on common stock investments. The Fund does not seek current income and it is not designed for investors needing assured levels of current income or preservation of capital. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might be emphasized in the Fund's portfolio (this is referred to as "industry risk") or the change in value of particular stocks because of an event affecting the issuer.

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing in Stocks. Stocks fluctuate in price,
               and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily in common stocks and other equity securities for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stocks and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.


                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund invests in securities of large companies buy also invests in small and medium-size companies, which may have more volatile stock prices than large companies.

                    |X| Risks in Using Derivative Investments.  The Fund can use
               derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives the Fund can use.

                    If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

          How Risky is the Fund Overall? In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains. In the short-term the Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that focus on both stocks and bonds.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                   Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]



___________________
          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.





          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 9.70%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 24.70% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -23.25% (3rd Q '98).


Average  Annual Total  Returns
for the periods ended              1 Year      5 Years            10 Years
December 31, 1998

Oppenheimer Aggressive              12.36%    13.06%               16.12%
Growth Fund/VA


S&P 500 Index                       28.60%    24.05%               19.19%


          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock Investments. The Fund invests in securities issued
               by companies that the Manager believes have growth potential. Growth companies can be new or established companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. Growth companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

                    Growth  companies  tend  to  retain  a large  part of  their earnings for research, development or investment in capital assets. Therefore, they might not emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term, relative to the overall stock market.

                    |_| Cyclical Opportunities. The Fund might also seek to take
               advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term, but could seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                    |_|  Other  Equity  Securities.  While  the Fund  emphasizes
               investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature, and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to credit risk (the risk that the issuer will not make timely payments in interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investment in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    While the Fund emphasizes  investments in common stocks,  it may also buy preferred  stocks and  securities  convertible  into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund can engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X| Investing in Small,  Unseasoned Companies.  The Fund can
               invest without limit in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. These securities may have limited liquidity, which means that the Fund may not be able to sell them quickly at an acceptable price. Their prices may be very volatile, especially in the short-term.

                    |X| Foreign  Investing.  The Fund can buy  securities in any
               country, including developed countries and emerging markets. The Fund limits its investments in foreign securities to not more than 25% of its net assets, and it normally does not expect to invest substantial amounts of its assets in foreign stocks.

                    |_|  Special  Risks  of  Foreign  Investing.  While  foreign
               securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile than securities of issuers in developed markets.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased principal value.

                    Markets  underlying  securities  and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Instruments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally, they would be cash equivalents (such as commercial paper) money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. They could include other investment-grade debt securities. The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund share or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager,  the  Distributor  and the Transfer  Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio Manager.  The portfolio manager of the Fund is
               Bruce L. Bartlett. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since April, 1998. Mr. Bartlett serves as portfolio manager and Vice President of other Oppenheimer funds. Prior to joining the Manager in 1995, Mr. Bartlett was a Vice President and Senior Portfolio Manager at First of America Investment Corp.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.69% of the Fund's average annual net assets.

                    |X|  Possible  Conflicts  of  Interest.  The Fund offers its
               shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.


Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


          |X| At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus may not be used to offer Class 2 shares.  A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
               Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March or a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          All dividends (and any capital gains distributions will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash). Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.





Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                               YEAR ENDED DECEMBER 31,
                                                   1998
1997           1996            1995           1994
==============================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                   $40.96
$38.71         $34.21          $25.95         $31.64
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.05)
 .10            .09             .11            .10
Net realized and unrealized gain (loss)                  5.09
4.01           6.59            8.29          (2.22)
                                                       ------
------         ------          ------         ------
Total income (loss) from investment
operations                                               5.04
4.11           6.68            8.40          (2.12)

------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.10)
(.09)          (.11)           (.09)          (.04)
Distributions from net realized gain                    (1.07)
(1.77)         (2.07)           (.05)         (3.53)
                                                       ------
------         ------          ------         ------
Total dividends and distributions
to shareholders                                         (1.17)
(1.86)         (2.18)           (.14)         (3.57)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $44.83
$40.96         $38.71          $34.21         $25.95
                                                       ======
======         ======          ======         ======

==============================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)                     12.36%
11.67%         20.22%          32.52%         (7.59)%

==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)           $1,077,960
$877,807       $617,392        $325,404       $185,774
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  954,848
$753,852       $467,080        $240,730       $153,832
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                            (0.12)%
0.31%          0.32%           0.47%          0.50%
Expenses                                                 0.71%
0.73%          0.75%           0.78%          0.57%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                               79.8%
87.6%         100.1%          125.5%          96.5%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $781,979,929 and $705,990,510, respectively.



For More Information About Oppenheimer Aggressive Growth Fund/VA:

The following additional information about Oppenheimer Aggressive Growth Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:

By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0620.001.0599  Printed on recycled paper.








                                          Appendix to Prospectus of
                                    Oppenheimer Aggressive Growth Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Aggressive Growth Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
12/31/89                                                      27.57%
12/31/90                                                      -16.82%
12/31/91                                                      54.72%
12/31/92                                                      15.42%
12/31/93                                                      27.32%
12/31/94                                                      -7.59%
12/31/95                                                      32.52%
12/31/96                                                      20.23%
12/31/97                                                      11.67%
12/31/98                                                      12.36%

(OppenheimerFunds logo)


Oppenheimer Capital Appreciation Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



          Oppenheimer Capital Appreciation Fund/VA is a mutual fund that seeks capital appreciation as its goal. The Fund invests mainly in common stocks of well-known, established companies. Prior to May 1, 1999, this Fund was named "Oppenheimer Growth Fund". Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.










          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights


About the Fund

The Fund's Objective and Investment Strategies


          What Is the Fund's Investment Objective? The Fund seeks capital appreciation by investing in securities of well-known established companies.


          What Does the Fund Invest In? The Fund invests mainly in common stocks of established and well-known U.S. companies. The Fund can buy other equity securities, such as preferred stocks and securities convertible into common stock. The Fund can buy securities of issuers in foreign countries, buy typically does not hold them to a substantial degree. The Fund can invest in any country, but it emphasizes investments in the United States and other developed markets.

                    Well-known  and  established  companies  the Fund focuses on generally  are  companies  that have a history  of  earnings  and dividends  and  are  issued  by  seasoned  companies,  having  an operating history of at least five years, including any predecessors. While the Fund can invest in securities of issues of all market capitalization ranges, the well known, established companies the Fund's investment Manager, OppenheimerFunds, Inc. usually emphasizes for the Fund are categorized as "large capitalization" issuers (having a market capitalization of $5 billion or more). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

          The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

                    In seeking broad  diversification  of the Fund's  portfolio, the portfolio manager looks for stocks that are reasonably priced in relation to overall stock market valuations. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

          |_| Companies in market sectors that are market leaders,

          |_| Companies with relatively stable or established businesses in established markets, that are in or entering into a growth cycle.

          |_| Companies with a history of above-average earnings growth.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital appreciation in their investment over the long term, from investments in common stocks of well-known companies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"), or the change in value of particular stocks because of an event affecting the issuer. At times, the Fund might increase the relative emphasis of its investments in a particular industry. If it does, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk").

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The Manager  tries to reduce risks by carefully  researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                    However,  changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing in Stocks. Stocks fluctuate in price,
               and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stocks and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations of large companies, but can also invest in small and medium-size companies, which may have more volatile stock prices than large companies.


          How Risky is the Fund Overall? In the short term, stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to a great extent to help cushion the Fund's share price from stock market volatility, except for defensive purposes. Because it focuses on larger companies, the Fund generally may be less volatile than funds focusing on investments in small-cap stocks, but the Fund may have greater risk of volatility than funds that invest in both stocks and fixed income securities.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

                    The bar chart and table  below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

          For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 6.55%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the periods shown in the bar chart, the highest return (not annualized) for a calendar quarter was 26.75% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -16.41% (3rd Q '98).

Average  Annual Total  Returns
for the periods ended              1 Year     5 Years           10 Years
December 31, 1998

Oppenheimer Capital                24.00%    22.10%             16.85%
Appreciation Fund/VA

S&P 500 Index                      28.60%    24.05%             19.19%


          The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests primarily in stocks, the Fund's performance is compared to the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

          1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock  Investments.  The types of growth  companies  the
               Manager focuses on are larger, more established growth companies. Growth companies may be companies that are developing new products or services, such as companies in the technology sector, or they may be expanding into new markets for their products, such as the energy sector. Growth companies tend to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over time.

                    |_| Cyclical  Opportunities.  The Fund may also seek to take
               advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investment in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    While the Fund emphasizes  investments in common stocks,  it can also buy preferred  stocks and  securities  convertible  into common stock. While many convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in those cases their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities), it will focus primarily on investment-grade securities which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund may engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                    |X| Illiquid and Restricted  Securities.  Investments may be
               illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments.  The Fund can invest in a number
               of different kinds of "derivative" investments. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

                    |_| There are Special Risks in Using Derivative Investments.
               If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    In the  broadest  sense,  exchange-traded  options,  futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund might use other derivative investments because they offer the potential for increased principal value.

                    Markets  underlying  securities  and indices might move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                    |X|  Hedging.  The Fund can buy and  sell  certain  kinds of
               futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them for speculative purposes.

                    The Fund could buy and sell  options,  futures  and  forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                    Options  trading  involves  the payment of premiums  and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

                    If the Manager used a hedging  instrument  at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

          Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

          Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

          The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

          The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                    The Manager  has  operated as an  investment  adviser  since
               1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                    |X| Portfolio Manager.  The portfolio manager of the Fund is
               Jane Putnam. She is a Vice President of the Fund and the Manager. She has been the person principally responsible for the day-to-day management of the Fund's portfolio since May, 1994. Ms. Putnam also serves as an officer and portfolio manager for other Oppenheimer funds. Before joining the manager in 1994, she was a portfolio manager and equity research analyst for Chemical Bank.

                    |X| Advisory Fees. Under the Investment  Advisory Agreement,
               the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.72% of the Fund's average annual net assets.

                    |X|  Possible  Conflicts  of  Interest.  The Fund offers its
               shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                    The Fund's Board has procedures to monitor the portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

          How Are Shares Purchased? Shares of the Fund may be purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


          Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    |X| At What Price Are Shares Sold?  Shares are sold at their
               offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                    The net asset value per share is  determined as of the close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                    The net asset value per share is  determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                    The  offering   price  that  applies  to  an  order  from  a
               participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    |X| Classes of Shares. The Fund offers two different classes
               of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                    This  Prospectus may not be used to offer Class 2 shares.  A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

          How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that  applies to a  redemption  order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in
               Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

          Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                    All dividends (and any capital gains  distributions  will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

          Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

          Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                    This information is only a summary of certain federal income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

          The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                                 YEAR ENDED DECEMBER 31,
                                                     1998
1997          1996           1995           1994
=================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period
$32.44                   $27.24        $23.55         $17.68        $17.70
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .13                      .25           .15            .25           .22
Net realized and unrealized gain (loss)
7.28                     6.62          5.46           6.10          (.05)

------                   ------        ------         ------        ------
Total income from investment operations
7.41                     6.87          5.61           6.35           .17

---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.24)                    (.15)         (.25)          (.22)         (.15)
Distributions from net realized gain
(2.94)                   (1.52)        (1.67)          (.26)         (.04)

------                   ------        ------         ------        ------
Total dividends and distributions
to shareholders
(3.18)                   (1.67)        (1.92)          (.48)         (.19)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$36.67                   $32.44        $27.24         $23.55        $17.68

======                   ======        ======         ======        ======

=================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
24.00%                   26.68%        25.20%         36.65%         0.97%

=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $768,550
$493,906      $285,920       $117,710       $63,283
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $609,246
$390,447      $152,466       $ 88,803       $59,953
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
0.50%                    1.02%         1.08%          1.46%         1.38%
Expenses
0.75%                    0.75%         0.81%(2)       0.79%         0.58%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)
55.7%                    66.0%         65.4%          58.2%         53.8%

          1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

          2. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

          3. The lesser of  purchases  or sales of  portfolio  securities  for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $478,348,867 and $297,133,286, respectively.


For More Information About Oppenheimer Capital Appreciation Fund/VA:

The following additional information about Oppenheimer Capital Appreciation Fund is available without charge upon request:

Statement of Additional Information

          This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports

          Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Reports refer to the Fund as "Oppenheimer Growth Fund" (its name prior to May 1, 1999).




How to Get More Information:



          You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

          You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

          No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0610.001.0599  Printed on recycled paper.







                                          Appendix to Prospectus of
                                  Oppenheimer Capital Appreciation Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                    Graphic  material  included in the Prospectus of Oppenheimer
               Capital Appreciation Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                    A bar chart will be included in the  Prospectus  of the Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/89                                                      23.59%
12/31/90                                                      -8.21%
12/31/91                                                      25.54%
12/31/92                                                      14.53%
12/31/93                                                       7.25%
12/31/94                                                       0.97%
12/31/95                                                      36.66%
12/31/96                                                      25.20%
12/31/97                                                      26.69%
12/31/98                                                      24.00%

(OppenheimerFunds logo)




Oppenheimer Small Cap Growth Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999




          Oppenheimer Small Cap Growth Fund/VA is a mutual fund that seeks capital appreciation as its goal. The Fund invests mainly in common stocks of companies with market capitalization less than $1 billion. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product.

                    This Prospectus  contains  important  information  about the
               Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.





          As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


What Is the Fund's Investment Objective? The Fund seeks capital appreciation.


          What Does the Fund Invest In? The Fund invests mainly in common stocks, but can buy other equity securities, such as preferred stocks and securities convertible into common stock. The Fund invests primarily in securities of companies with market capitalization less than $1 billion that the Fund's investment Manager, OppenheimerFunds, Inc., believes have favorable growth prospectus. The Fund is not required to sell a security if the issuers market capitalization grows above $1 billion. The Fund can also buy securities of issuers having a market capitalization over $1 billion, but does not expect to do so to a significant degree. The Fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in the U.S. and other developed markets. While these stocks may be traded on stock exchanges, in many cases the Fund buys over-the-counter securities, which has special risks.

                    The  Fund  can  also use  hedging  instruments  and  certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                    |X| How Does the Manager  Decide What  Securities  to Buy or
               Sell? In selecting securities for the Fund, the Fund's portfolio managers look primarily for companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The portfolio managers also evaluate research on particular industries, market trends and general economic conditions.

                    In seeking broad  diversification  of the Fund's  portfolio, the portfolio managers currently focus on the factors below (which may vary in particular cases and may change over time), looking for:

          |_| Companies with small capitalizations, that is, $1 billion or less,

          |_| Companies with management that has a proven ability to handle growth,

          |_| Companies that self-finance expansion rather than adding to their debt,

          |_| Companies with accelerating earnings and sustainable earnings growth, and

          |_| Companies with innovative products or services.

          Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that invests in small-cap stocks. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive fund focusing on small-cap stocks. Since the Fund does not invest for income and the income from its investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                    All  investments  carry  risks to some  degree.  The  Fund's investments are subject to changes in their value from a number of factors. Investments in stocks can be volatile and are subject to changes in general stock market movements (this is referred to as "market risk"). There may be events or changes affecting particular industries that might have a relatively greater weighting in the Fund's portfolio (this is referred to as "industry risk") or the change in value of a particular stock because of an event affecting the issuer.

                    Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. That volatility is likely to be even greater for small-cap companies. The Fund can also buy foreign securities that have special risks not associated with investments in domestic securities, such as the effects of currency fluctuations on relative prices.

                    These risks  collectively form the risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                    The  Fund's  Manager,  tries to  reduce  risks by  carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the
               Fund does not concentrate 25% or more of its assets in investments in any one industry. However, changes in the overall market prices of securities can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

                    |X| Risks of Investing  in Stocks.  Because the Fund invests
               primarily in common stocks of small-cap growth companies, the value of the Fund's portfolio will be affected by changes in the stock market and the special economic and other factors that might primarily affect the prices of small cap stocks. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                    Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. To the extent that the Fund increases the relative emphasis of its portfolio investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

                    |X| Special Risks of Small-Cap Stocks.  The Fund focuses its
               investments on securities of companies having a market capitalization of up to $1 billion, which can include both established and newer companies. While newer emerging growth companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger, more-established issuers.


                    Small-cap  companies  may  have  limited  product  lines  or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small cap issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

                    Because of the special risks  associated with investments in small, unseasoned issuers which are companies that have been in operation less than three years, (including the operations of any predecessors) the Fund intends to limit these investments to not more than 20% of total assets.

          How Risky is the Fund Overall? In the short term, the markets for small-cap stocks can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. The Fund is a very aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains, and its share price is likely to fluctuate more than the price of shares of Funds emphasizing large-cap stocks.

          An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

          Because the Fund commenced operations on May 1, 1998, calendar year performance information for 1998 is not included in this Prospectus. To obtain the Fund's current total returns, you can contact the Transfer Agent at the telephone number on the Back Cover. Please remember that the Fund's total returns do not consider the effect of charges imposed by the insurance company separate accounts that invest in the Fund. If those charges were included, the returns would be less.

          The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

          The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X|  Small-Cap  Stock   Investments.   The  Fund  emphasizes
               investments in equity securities of small companies that the Manager believes have growth potential. Small-cap growth companies tend to be companies that may be developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. Current examples include companies in the fields of telecommunications, biotechnology, computer software, and new consumer products. While they include established companies that are entering a growth cycle, they also include newer companies.

                    Emerging  growth  companies may be providing new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

                    Growth  companies  tend  to  retain  a large  part of  their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time. They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

                    |_|  Cyclical  Opportunities.  The Fund  focuses  on seeking
               growth over the long term but might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes, if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. There is the risk that those securities can lose value when the issuer or industry is out of phase in the business cycle.

                    |_|  Industry  Focus.  At times,  the Fund may  increase the
               relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has a greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Fund's policy of not concentrating 25% or more of its assets in investments in any one industry.

                    |_|  Other  Equity  Securities.  While  the Fund  emphasizes
               investments in common stocks, it may also buy preferred stocks and securities convertible into common stock. While some convertible securities are debt securities, the Manager considers some of them to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that the prices of the securities will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities (or other debt securities) it will focus primarily on investment-grade securities, which pose less credit risk than lower-grade debt securities.

                    |X|  Special  Portfolio  Diversification   Requirements.  To
               enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                    Failure by the Fund to meet those special requirements could cause  earnings on a contract  owner's  interest in an  insurance
               company   separate   account   to  be   taxable   income.   Those
               diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    |X| Can the Fund's Investment Objective and Policies Change?
               The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    |X|  Portfolio  Turnover.  The Fund may engage in short-term
               trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

          Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

          |X| Risks of Foreign Investing. The Fund can invest in foreign securities, although most of the small cap stocks the Fund holds are issued by domestic companies. The Fund currently emphasizes investments in U.S. companies and does not expect its investments in foreign securities to exceed 25% of its net assets.

               While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks, although it does not do so currently to a significant degree. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives the Fund can use.

                         |_|  There  are  Special  Risks  in  Using   Derivative
                    Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                         Markets underlying securities and indices might move in
                    a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid. |X| Hedging. The Fund can buy and sell certain kinds of futures contracts, forward contracts, and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not currently use hedging extensively and is not required to do so to seek its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

               Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.
               S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

               Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                         The Manager,  the  Distributor  and the Transfer  Agent
                    have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

               The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the
               policies   established  by  the  Board  of  Trustees,   under  an
               Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Managers.  The Portfolio Managers of the
                    Fund are Jay W. Tracey, III and Alan Gilston. They have been the persons principally responsible for the day-to-day management of the Fund since its inception in May 1998, and are Vice Presidents of the Fund and of the Manager. They also serve as officers and portfolio managers of other Oppenheimer funds. Mr. Tracey had been a portfolio manager since October 1991, and then was as a Managing Director of Buckingham Capital Management from February through September 1994, at which time he rejoined the Manager. Prior to joining the Manager in September 1997, Mr. Gilston was a Vice President and portfolio manager for Schroeder Capital Management International, Inc.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.75% of the Fund's average annual net assets. Investing in the Fund

How to Buy and Sell Shares

               How Are  Shares  Purchased?  Shares of the Fund may be  purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.

               Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  Prospectus  may  not be  used  to  offer  Class 2
                    shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

               How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

               Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. the Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All  dividends  (and any capital  gains  distributions)
                    will be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

               Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

               Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.




Financial Highlights

               The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


Financial Highlights                                                Period
Ended
                                                                    December
31,

1998(1)
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                    (.02)
Net realized and unrealized gain (loss)                                (.38)
                                                                     -------
Total loss from investment operations                                  (.40)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $ 9.60
                                                                     =======
================================================================================
Total Return, at Net Asset Value(2)                                   (4.00)%
================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                               $994
--------------------------------------------------------------------------------
Average net assets (in thousands)                                      $441
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss
(0.79)%(3)
Expenses
0.87%(3)
--------------------------------------------------------------------------------
Portfolio turnover rate(4)                                              61.4%

               1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

               2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

               4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $1,023,289 and $242,621, respectively.




For More Information About Oppenheimer Small Cap Growth Fund/VA:

               The following additional information about Oppenheimer Small Cap Growth Fund/VA is available without charge upon request:

Statement of Additional Information
               This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
               Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



               You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the
               Fund: By Telephone:  Call  OppenheimerFunds  Services  toll-free:
               1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

               You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

               No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0297.001.0599  Printed on recycled paper.






(OppenheimerFunds logo)



Oppenheimer Global Securities Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999



                         Oppenheimer  Global Securities Fund/VA is a mutual fund
                    that seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. It invests mainly in common stocks of U.S. and foreign issuers.

                         Shares  of the  Fund are  sold  only as the  underlying
                    investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.





               As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


               What Is the Fund's Investment Objective? The Fund seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.


               What Does the Fund Invest In? The Fund invests mainly in common stocks, and can also buy other equity securities, including preferred stocks and securities convertible into common stock. The Fund buys securities of issuers in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes investments in developed markets.

                         The  Fund  has  no   requirements   to   allocate   its
                    investments  in  any  set   percentages  in  any  particular
                    countries, but normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

                         The Fund can  invest in  securities  of  issuers in any
                    market capitalization range. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for the Fund, the Fund's portfolio manager looks primarily for foreign and U.S. companies with high growth potential, using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

                         In  seeking   broad   diversification   of  the  Fund's
                    portfolio, the portfolio manager considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad diversification in different countries to help moderate the special risks of foreign investing. The portfolio manager currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

               |_| Companies of small-, medium- and large-capitalization ranges worldwide,

               |_| Stocks to provide  growth  opportunities,

               |_| Companies with strong competitive positions and high demand for their products or services.

                         In applying  these and other  selection  criteria,  the
                    portfolio manager considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently employed include technological change, demographic/geopolitical change, and changing resource needs. The Fund does not invest a fixed or specific amount of its assets in any one sector, and these themes and this strategy may change over time.

               Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking capital growth in their investment over the long term, from a fund that normally has substantial investments in foreign securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments and investments in foreign securities. Since the Fund does not invest with the goal of seeking income, and its current income will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"),or the change in value of particular stocks because of an event affecting the issuer. The Fund expects to have substantial amounts of its investments in foreign securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries.

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times may be great. Because the Fund currently focuses its investments primarily on common stocks for capital appreciation, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund has greater emphasis on investments in a particular industry using its "global themes" strategy, its share values may fluctuate in response to events affecting that industry.

                         Other  factors can affect a particular  stock's  price,
                    such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

                         |X| Risks of  Foreign  Investing.  The Fund  expects to
                    invest   substantial   amounts  of  its  assets  in  foreign
                    securities. While foreign securities offer special investment opportunities, there are also special risks.

                         The change in value of a foreign  currency  against the
                    U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                         |X|  There  are  Special  Risks  in  Using   Derivative
                    Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, and forward contracts are examples of derivatives.

                         If the issuer of the derivative does not pay the amount
                    due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

               How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. The Fund does not seek income from debt securities to try to reduce the volatility of its share prices. The Fund generally may be less volatile than funds focusing on investments in emerging markets or small-cap stocks, but the Fund has greater risks than funds that focus solely on large-cap domestic stocks or stocks and bonds.

               An investment in the Fund is not a deposit of any bank and is not
               insured  or   guaranteed   by  the  Federal   Deposit   Insurance
               Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

 ___________________
               1The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]


               For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.50%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 22.83% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -15.62% (3rd Q '98).

Average  Annual Total  Returns
for the periods ended             1 Year       5 Years       Life of Fund*
December 31, 1998

Oppenheimer Global                14.11%        9.67%         12.49%
Securities Fund/VA

MSCI World Index                  24.80%       16.19%         14.26%


               *The Fund's inception date was 11/20/90. The "life of class" index performance is shown from 11/30/90.

               The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in U.S. and foreign stocks, the Fund's performance is compared to the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. However, it must be remembered that the index performance does not consider the effects of transaction costs.

               The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

               The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

               |X| Stock Investments. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential. The Fund invests primarily in a diversified portfolio of common stocks (and may buy other equity securities) of issuers that may be of small, medium or large size. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although many convertible securities are debt securities, the Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both "credit risk" (the risk that the issuer will not pay interest or repay principal in a timely manner) and "interest rate risk" (the risk that prices of the security will be affected inversely by changes in prevailing interest rates). If the Fund buys convertible securities, it will focus primarily on investment-grade securities.

                         |_| Cyclical  Opportunities.  The Fund may also seek to
                    take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

                         |_| Industry Focus. At times, the Fund may increase the
                    relative   emphasis  of  its  investments  in  a  particular
                    industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry. To some extent that risk may be limited by the Funds' policy of not concentrating 25% or more of its assets in investments in any one industry.

                         |X| Special Risks of Emerging and  Developing  Markets.
                    Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                         These  countries  might  have  less  developed  trading
                    markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Economics of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                         |X| Special Portfolio Diversification  Requirements. To
                    enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                         |X| Can the Fund's  Investment  Objective  and Policies
                    Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                         |X|  Portfolio   Turnover.   The  Fund  may  engage  in
                    short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

               Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative investments." In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

                         Markets underlying securities and indices might move in
                    a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

               |X| Hedging. The Fund can buy and sell certain kinds of forward contracts, futures contracts, and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to hedge to seek its objective. The Fund has limits on its use of hedging instruments and does not use them for speculative purposes.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

               Temporary Defensive Investments. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. In times of adverse or unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. These would ordinarily be U.
               S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

               Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

               The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

               The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the
               policies   established  by  the  Board  of  Trustees,   under  an
               Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Manager.  The  portfolio  manager of the
                    Fund is William L. Wilby. He is a Vice President of the Fund and a Senior Vice President of the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since its inception in December, 1995. Mr. Wilby also serves as an officer and portfolio manager for other Oppenheimer funds. Prior to joining the Manager in 1993, he was an international investment strategist at Brown Brothers Harriman & Co. and before that a Managing Director and Portfolio Manager at AIG Global Investors.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.68% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

               How Are  Shares  Purchased?  Shares of the Fund may be  purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.



               Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund"s net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  Prospectus  may  not be  used  to  offer  Class 2
                    shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's Prospectus that offers Class 2 shares. That Prospectus, when available, may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc. by calling toll-free 1-888-470-0861.

               How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

               Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income, if any, on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

               Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

               Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.



Financial Highlights

               The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS                                YEAR ENDED DECEMBER 31,
                                                    1998
1997           1996           1995          1994
================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                    $21.37
$17.67         $15.00         $15.09        $16.30
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .24                   .25            .15            .12           .04
Net realized and unrealized gain (loss)
2.64                  3.68           2.52            .19          (.96)
                                                        ------
------         ------         ------        ------
Total income (loss) from investment
operations
2.88                  3.93           2.67            .31          (.92)

--------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.46)                 (.23)            --             --          (.04)
Distributions from net realized gain
(1.72)                   --             --           (.40)         (.25)
                                                        ------
------         ------         ------        ------
Total dividends and distributions
to shareholders
(2.18)                 (.23)            --           (.40)         (.29)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $22.07
$21.37         $17.67         $15.00        $15.09
                                                        ======
======         ======         ======        ======

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)
14.11%                22.42%         17.80%          2.24%        (5.72)%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
(in thousands)                                      $1,135,029
$959,110       $582,080       $360,979      $297,842
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $1,055,123
$802,389       $466,750       $332,336      $214,545
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
1.22%                 1.51%          1.09%          0.86%         0.54%
Expenses
0.74%                 0.76%          0.81%          0.89%         0.91%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)
80.9%                 67.1%          89.9%         131.3%         70.4%

               1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

               2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $786,354,899 and $769,035,230, respectively.>


For More Information About Oppenheimer Global Securities Fund/VA:

The following additional information about Oppenheimer Global Securities Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.




How to Get More Information:



You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund:
By Telephone:
Call OppenheimerFunds Services toll-free:
1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

               You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

               No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0485.001.0599  Printed on recycled paper.







                                          Appendix to Prospectus of
                                    Oppenheimer Global Securities Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Global Securities Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the eight most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/91                                                       3.39%
12/31/92                                                      -7.11%
12/31/93                                                      70.32%
12/31/94                                                      -5.72%
12/31/95                                                       2.24%
12/31/96                                                      17.80%
12/31/97                                                      22.42%
12/31/98                                                      14.11%

(OppenheimerFunds logo)



Oppenheimer Multiple Strategies Fund/VA
A series of Oppenheimer Variable Account Funds




Prospectus dated May 1, 1999



                         Oppenheimer  Multiple  Strategies  Fund/VA  is a mutual
                    fund that seeks a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund allocates its investments among common stocks, debt securities, and "money market" instruments. Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.









                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.


Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed

                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


                    What Is the Fund's Investment Objective? The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.


                    What Does the Fund Invest In? The Fund's investment Manager, OppenheimerFunds, Inc., uses a variety of different types of securities and investment strategies to seek the Fund's objective:

                    o Equity securities, such as common stocks, preferred stocks and securities convertible into common stock, of issuers in the U.S. and foreign countries,

                    o Debt securities, such as bonds and notes issued by domestic and foreign companies (which can include lower-grade, high-yield securities), securities issued or guaranteed by the U.S. government and its agencies and instrumentalities including mortgage-related securities (these are referred to as "U.S. government securities"), and debt obligations of foreign governments,

                    o Money market instruments, which are obligations that have a maturity of 13 months or less, including short-term U.S. government securities, corporate and bank debt obligations and commercial paper, and

                    o Hedging instruments, such as put and call options, foreign currency forward contracts, futures and certain derivative investments to try to enhance income or to manage investment risks.

                    These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for the Fund, the Fund's portfolio managers use different investment styles to carry out an asset allocation strategy that seeks broad diversification across asset classes. They normally maintain a balanced mix of equity securities on the one hand, and debt securities and money market instruments on the other, although the Fund has no requirements to weight the portfolio holdings in a fixed proportion. Therefore, the portfolio's mix of equity securities, debt securities and money market instruments will change over time.

                         The debt securities in the portfolio normally include a
                    mix of U.S. government securities, high-yield corporate bonds and foreign government bonds, to seek current income. The relative amounts of those types of debt securities in the portfolio will change over time, because those sectors of the bond markets generally react differently to changing economic environments.

                         The portfolio managers employ both "growth" and "value"
                    styles in selecting equity securities. They use fundamental analysis of a company's financial statements and management structure, analysis of the company's operations and product development, as well as the industry of which the issuer is part. Value investing seeks issuers that are temporarily out of favor or undervalued in the market by various measures, such as the stock's price/earnings ratio. Growth investing seeks issuers that the Manager believes have possibilities for increases in their stock prices because of strong earnings growth compared to the market, the development of new products or services or other favorable economic factors.

                    Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term, from a fund employing a variety of investments and investment styles in a diversified portfolio. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income, and the Fund is not a complete investment program.

Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk"). High-yield, lower-grade bonds (commonly called "junk bonds") are subject to greater credit risks than investment-grade securities. The Fund can have a significant amount of its assets invested in foreign securities. Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices (this is known as "interest rate risk").

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times can be great. The value of the Fund's portfolio therefore will be affected by changes in the stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock, and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies and also small and medium-size companies, which may have more volatile stock prices than large companies.

                         |X|  Risks  of  Foreign  Investing.  The  Fund  can buy
                    securities issued by companies or governments in any country, including developed and underdeveloped countries. Although there are no limits on the amounts it can invest in foreign securities, normally the Fund does not expect to invest more than 35% of its assets in foreign securities.

                         While  foreign   securities  offer  special  investment
                    opportunities, there are also special risks that can reduce the Fund's share price and returns. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Foreign government debt securities may not be backed by the full faith and credit of the issuing government.

                         |_| Special Risks of Emerging and  Developing  Markets.
                    Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. These investments may be very speculative.

                         These  countries  might  have  less  developed  trading
                    markets and exchanges. Emerging market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies.

                    |X| Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield lower-grade debt securities, are subject to risks of default.

                         |_| Special Risks of  Lower-Grade  Securities.  Because
                    the Fund can invest in securities below investment-grade to seek high income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities (commonly called "junk bonds") may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.

                         |X| Interest Rate Risks. The prices of debt securities,
                    including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                         |X| Prepayment  Risk.  Prepayment  risk occurs when the
                    mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk, including the CMOs and other mortgage-related securities that the Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss than other debt securities when interest rates rise.

                         The  impact of  prepayments  on the price of a security
                    may be difficult to predict and may increase the volatility of the price. The Fund might have to reinvest the proceeds of prepaid securities in new securities offering lower yields. Additionally, the Fund can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Fund to lose the portion of its principal investment represented by the premium the Fund paid.

                         If interest rates rise rapidly, prepayments might occur
                    at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fluctuate more.

                         |X|  There  Are  Special  Risks  in  Using   Derivative
                    Investments. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, CMOs, and structured notes are examples of derivatives the Fund can use.

                         If the issuer of the derivative does not pay the amount
                    due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    How Risky is the Fund Overall? In the short term, domestic and foreign stock markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks. The Fund may be less volatile than funds that focus only on stock investments, but has more risks than funds that focus solely on investment grade bonds.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 from year to year for the last ten calendar years and by showing how the average annual total returns of the Fund's shares compare to those of broad-based market indices. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

                    [See appendix to prospectus for data in bar chart showing annual total returns]

                    For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 1.62%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 11.22% (4th Q '98) and the lowest return (not annualized) for a calendar quarter was -10.46% (3rdh Q '98).


Average  Annual Total  Returns
for the periodS  ended
December 31, 1998                 1 Year       5 Years         10 Years

Oppenheimer Multiple              6.66%        11.43%           11.22%
Strategies Fund/VA

S&P 500 Index                    28.60%        24.05%          19.19%

Lehman  Bros.Aggregate  Bond     8.69%         7.27%            9.26%
Index

                    The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate account that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market. Because the Fund also invests in debt securities, the Fund also compares its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund may have investments that vary from the indices.

                    The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if funds have the same portfolio managers and/or similar names.

_________________

                    1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.



About the Fund's Investments

                    The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. At times the Fund may focus more on investing for capital appreciation with less emphasis on income. At other times, for example when stock markets are less stable, the Fund may increase the relative emphasis of its portfolio in income-seeking investments, such as bonds and money market instruments.

                         In  seeking   broad   diversification   of  the  Fund's
                    portfolio over asset classes, issuers and economies, the portfolio managers consider overall and relative economic conditions in U.S. and foreign markets. They seek broad diversification by investing in different countries to help moderate the special risks of investing in foreign securities and lower-grade, high-yield debt securities. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    Stock and Other Equity Investments. The Fund can invest in equity securities of issuers that may be of small, medium or large size, to seek capital growth. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature. In that case, their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by domestic or foreign companies that the Manager believes have appreciation potential or that are undervalued.

                         The Fund's equity investments may be exchange-traded or
                    over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies. The Fund limits its investments in securities of small, unseasoned issuers to not more than 5% of its net assets.

                    Debt Securities. The Fund can also invest in debt securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities.

                         The  debt  securities  the  Fund  buys  may be rated by
                    nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be investment grade or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

                         The Fund's foreign debt  investments can be denominated
                    in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S. Treasury securities. They are typically issued by governments of emerging market countries and are considered speculative securities with higher risks of default. The Fund will buy foreign currency only in connection with the purchase and sale of foreign securities and not for speculation.

                         |X| U.S. Government Securities.  The Fund can invest in
                    securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. They can include collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

                         |_| U.S. Treasury  Obligations.  These include Treasury
                    bills (having maturities of one year or less when issued), Treasury notes (having maturities of from one to ten years), and Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayment of principal. The Fund can buy U.
                    S. Treasury securities that have been "stripped" of their interest coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities ("TIPS"). Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                         |_| Obligations Issued or Guaranteed by U.S. Government
                    Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs"). These have relatively little credit risk.

                         |_| Mortgage-Related  U.S. Government  Securities.  The
                    Fund can buy interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations ("CMOs") and other "pass-through mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.

                         The prices and yields of CMOs are determined,  in part,
                    by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when interest rates rise.

                         If  prepayments  of  mortgages  underlying  a CMO occur
                    faster than expected when interest rates fall, the market value and yield of the CMO could be reduced. Additionally, the Fund may have to reinvest the prepayment proceeds in other securities paying interest at lower rates, which could reduce the Fund's yield.

                         When  interest  rates rise  rapidly and if  prepayments
                    occur more slowly than expected, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These prepayment risks can make the prices of CMOs very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will affect the Fund's share prices.

                         |X| Private-Issuer Mortgage-Backed Securities. The Fund
                    can invest in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S. government securities. Primarily these would include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs, discussed above), although in some cases they may be supported by insurance or guarantees.

                         |X|   Asset-Backed   Securities.   The   Fund  can  buy
                    asset-backed securities, which are fractional interests in pools of loans collateralized by loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

                         |X| High-Yield,  Lower-Grade Debt Securities.  The Fund
                    can invest without limit in lower-grade, high yield debt securities, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek current income. These securities are sometimes called "junk bonds." The Fund has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization range of the issuers of those securities.

                         Lower-grade debt securities are those rated below "Baa"
                    by Moody's Investors Service or lower than "BBB" by Standard & Poor's or that have similar ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

                         While investment-grade  securities are subject to risks
                    of non-payment of interest and principal, in general high-yield lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. The special risks these securities are subject to mean that the Fund may not achieve the expected income from them and that the Fund's net asset value per share may be affected by declines in value of these securities.

                    Money  Market  Instruments.  The  Fund can  invest  in money market instruments, which are debt obligations having a remaining maturity of 13 months or less. They include short-term certificates of deposit, bankers' acceptances, commercial paper (including variable amount master demand notes), U.S. Government obligations, and other debt instruments (including bonds) issued by corporations. These securities may have variable or floating interest rates. The Fund's investments in commercial paper in general will be limited to paper in the top two rating categories of Standard & Poor's, Moody's or other national rating organizations.

                    |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table below shows the Fund's portfolio turnover rates during prior fiscal years.

                    Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Bank Loan  Participation  Agreements.  The Fund can
                    invest in bank loan participation agreements. They provide the Fund an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Manager looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan. Not more than 5% of the Fund's net assets can be invested in participation interests of any one borrower.

                         |X|  Repurchase  Agreements.  The Fund can  enter  into
                    repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of 7 days or less.

                         |X| Zero-Coupon and "Stripped" Securities.  Some of the
                    U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. "Stripped"
                    securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

                         The values of interest-only mortgage related securities
                    are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

                         |X| Illiquid and Restricted Securities. Investments may
                    be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                         |X|  Derivative  Investments.  The Fund can invest in a
                    number of different kinds of "derivative" investments. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value. Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                         |X| Hedging. The Fund can buy and sell certain kinds of
                    futures contracts, forward contracts and put and call options, including options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.

                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                    Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                    The Manager, the Distributor and the Transfer Agent have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

How the Fund Is Managed

                    The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X|  Portfolio  Manager.  The  Fund's  management  team
                    includes three portfolio managers. Each is a Vice President of the Fund. They are the persons principally responsible for the day-to-day management of the Fund's portfolio. Richard H. Rubinstein, who is a Senior Vice President of the Manager, has been a portfolio manager of the Fund since April 1991. John Doney and Michael Levine, who are both Vice Presidents of the Manager, have been portfolio managers of the Fund since May 1999 and August 1998, respectively. Each serves as an officer and manager of other Oppenheimer funds. Prior to joining the Manager in June 1994, Mr. Levine was a portfolio manager and research associate for Amas Securities, Inc. Mr. Rubinstein has been a portfolio manager of the Manager since June 1990 and Mr. Doney since June 1992.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.72% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.

Investing in the Fund

How to Buy and Sell Shares

                    How  Are  Shares  Purchased?  Shares  of  the  Fund  may  be
                    purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


                    Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                    -- At What Price Are Shares Sold? Shares are sold at their offering price, which is the net asset value per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                    -- Classes of Shares. The Fund offers two different classes of shares. The class of shares offered by this Prospectus has no class name designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to have different expenses and share prices.

                         This  prospectus may not be used to offer or sell Class
                    2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Fund's prospectus that offers Class 2 shares. That prospectus may be obtained without charge by contacting any participating insurance company that offers Class 2 shares of the Fund as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free at 1-888-470-0861.

                    How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                         The share price that applies to a  redemption  order is
                    the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

                    Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

                    Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

                    Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.


Financial Highlights

                    The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

Financial Highlights                              Year Ended  December 31,
                                                  1998
1997            1996        1995        1994
==================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $17.01
$15.63          $14.55      $12.91      $13.88
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net  investment income                                 .71
 .62             .72         .66         .63
Net realized and unrealized gain (loss)                .42
1.95            1.45        2.00        (.90)
                                                     -----
-----           -----       ------      ------
Total income (loss) from investment operations        1.13
2.57            2.17        2.66        (.27)
-------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                  (.16)
(.61)           (.74)       (.65)       (.60)
Distributions from net realized gain                  (.93)
(.58)           (.35)       (.37)       (.10)
                                                     ------
------          ------      ------     ------
Total dividends and distributions to shareholders    (1.09)
(1.19)          (1.09)      (1.02)       (.70)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.05
$17.01          $15.63      $14.55      $12.91
                                                    ======
======          ======      ======      ======
==================================================================================================================
Total Return, at Net Asset Value(1)                   6.66%
17.22%          15.50%      21.36%      (1.95)%
==================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $622,333
$637,545        $484,285    $381,263    $292,067
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $640,131
$564,369        $428,277    $344,745    $279,949
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                 4.05%
3.86%           4.89%       4.81%       4.90%
Expenses                                              0.76%
0.75%           0.77%       0.77%       0.56%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                            42.5%
41.9%           40.3%       39.0%       31.4%

                    1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                    2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended
                    December  31,  1998  were   $235,924,766  and  $252,937,156,
                    respectively.


For More Information About Oppenheimer Multiple Strategies Fund/VA:

                    The  following  additional   information  about  Oppenheimer
                    Multiple Strategies Fund/VA is available without charge upon request:

Statement of Additional Information
This document includes additional information about the Fund's investment policies, risks, and operations.
It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports
                    Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



How to Get More Information:



                    You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

                    You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                    No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0670.001.0599  Printed on recycled paper.







                                          Appendix to Prospectus of
                                   Oppenheimer Multiple Strategies Fund/VA
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Multiple Strategies Fund/VA (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical $10,000 investment in shares of the Fund for each of the ten most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns
12/31/89                                                      15.76%
12/31/90                                                      -1.90%
12/31/91                                                      17.48%
12/31/92                                                       8.99%
12/31/93                                                      15.95%
12/31/94                                                      -1.95%
12/31/95                                                      21.36%
12/31/96                                                      15.50%
12/31/97                                                      17.22%
12/31/98                                                       6.66%

(OppenheimerFunds logo)



Oppenheimer Main Street Growth & Income Fund/VA
A series of Oppenheimer Variable Account Funds



Prospectus dated May 1, 1999


                    Oppenheimer Main Street Growth & Income Fund/VA is a mutual fund that seeks high total return, which includes growth in the value of its shares as well as current income, from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies. Prior to May 1, 1999, this Fund was named "Oppenheimer Growth & Income Fund". Shares of the Fund are sold only as the underlying investment for variable life insurance policies, variable annuity contracts and other insurance company separate accounts. A prospectus for the insurance product you have selected accompanies this Prospectus and explains how to select shares of the Fund as an investment under that insurance product. This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. Please read this Prospectus (and your insurance product prospectus) carefully before you invest and keep them for future reference about your account.






                    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.



Contents

                  About the Fund


                  The Fund's Objective and Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  About the Fund's Investments

                  How the Fund is Managed


                  Investing in the Fund


                  How to Buy and Sell Shares

                  Dividends, Capital Gains and Taxes

                  Financial Highlights




About the Fund

The Fund's Objective and Investment Strategies


                    What  Is  the  Fund's  Investment   Objective?   The  Fund's
                    objective is to seek high total return (which includes growth in the value of its shares as well as current income)
                    from        equity        and        debt        securities.


                    What Does the Fund Invest In? The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's investment Manager, OppenheimerFunds, Inc., currently emphasizes the stocks of large-capitalization companies in the Fund's portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments.

                         The Fund can also use hedging  instruments  and certain
                    derivative investments to try to manage investment risks. These investments are more fully explained in "About the Fund's Investments," below.

                         |X| How Does the Manager Decide What  Securities to Buy
                    or Sell? In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

                         Multi-factor quantitative models: These include a group
                    of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of "bottom up" models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing fundamental stock and company characteristics.

                    o Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with
                    emphasis  on  current  company  news  and   industry-related
                    events.

                    o Judgment: The portfolio is then continuously rebalanced by the portfolio managers, using all of the tools described above.

                    Who Is the Fund Designed For? The Fund's shares are available only as an investment option under certain variable annuity contracts, variable life insurance policies and investment plans offered through insurance company separate accounts of participating insurance companies, for investors seeking high total return from their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in stocks. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.


Main Risks of Investing in the Fund

                         All investments carry risks to some degree.  The Fund's
                    investments are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements (this is referred to as "market risk"), or the change in value of particular stocks or bonds because of an event affecting the issuer (in the case of bonds, this is known as "credit risk").

                         At times,  the Fund may increase the relative  emphasis
                    of its investments in a particular industry compared to the weighting of that industry in the S&P 500 Index, which the Fund uses as a performance benchmark. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

                         These risks  collectively  form the risk profile of the
                    Fund, and can affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

                         The  Manager   tries  to  reduce   risks  by  carefully
                    researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer. Also, the Fund does not concentrate 25% or more of its investments in any one industry.

                         However,  changes  in  the  overall  market  prices  of
                    securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events. There is no
                    assurance   that  the  Fund  will  achieve  its   investment
                    objective.

                         |X| Risks of Investing in Stocks.  Stocks  fluctuate in
                    price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund"s net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.

                         A  variety  of  factors  can  affect  the  price  of  a
                    particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently intends to focus its investments in stocks of U.S. issuers, it will be affected primarily to changes in U.S. stock markets.

                         Additionally,   stocks  of  issuers  in  a   particular
                    industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can change the relative emphasis of its investment focus from time to time on small and medium-size companies (having a market capitalization of less than $5 billion), which may have more volatile stock prices than large companies.

                         How Risky is the Fund Overall? In the short term, stock
                    markets can be volatile, and the price of the Fund's shares will go up and down in response to those changes. The Fund's income-oriented investments, if any, may help cushion the Fund's total return from changes in stock prices, but debt securities are subject to credit and interest rate risks and are not the main focus of the Fund. The Fund may be less volatile than funds that focus only on small-cap, foreign or sector stock investments, but may be more volatile than funds that place more emphasis on debt securities, particularly on investment grade bonds.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.

The Fund's Past Performance

                         The bar chart and table  below show one  measure of the
                    risks of investing in the Fund, by showing changes in the Fund's performance1 for the full calendar year since the Fund's inception and by showing how the average annual total returns of the Fund's shares compare to those of a broad-based market index. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

                    For the period from 1/1/99 through 3/31/99, the Fund's cumulative return (not annualized) was 3.87%. Charges imposed by the separate accounts that invest in the Fund are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 19.28% ( 4th Q '98) and the lowest return (not annualized) for a calendar quarter was -22.38% ( 3rd Q '98).

Average  Annual Total  Returns
for  the periods  ended            1 Year              Life of Fund*
December 31, 1998

Oppenheimer Main Street             4.70%                27.00%
Growth & Income Fund/VA

S&P 500 Index                       28.60%               28.61%


*The Fund's inception date was 7/5/95. The "life of class" index performance is shown from 6/30/95.

                    The Fund's returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. Because the Fund invests mainly in stocks, the Fund's performance is compared to the Standard & Poor's 500 Index, an unmanaged index of U.S. equity securities. However, it must be remembered that the index performance reflects the reinvestment of income but does not consider the effects of capital gains or transaction costs. Also, the Fund may have investments that vary from the index.

 _____________________
                    1 The Fund has two classes of shares. This Prospectus offers only the class of shares that has no class name designation, and the performance shown is for that class. The other class of shares, Class 2, is not offered in this Prospectus.

                    The Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

About the Fund's Investments

                    The Fund's Principal Investment Policies. The allocation of the Fund's portfolio among the different types of permitted investments will vary over time based upon the evaluation of economic and market trends by the Manager. The Fund's portfolio might not always include all the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

                    |X| Stock and Other Equity Investments. The Fund invests mainly in common stocks. It can also buy other equity securities. Equity securities include common stocks, preferred stocks and securities convertible into common stock. Although some convertible securities are a type of debt security, the Manager considers some of those convertible securities to be "equity equivalents" because of the conversion feature and their rating has less impact on the investment decision than in the case of other debt securities. The Fund invests in securities issued by companies that the Manager believes have appreciation potential.

                         The Fund"s equity investments may be exchange-traded or
                    over-the-counter securities. Over-the-counter securities may have less liquidity than exchange-traded securities, and stocks of companies with smaller capitalization have greater risk of volatility than stocks of larger companies.

                    |X| Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. The Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

                         Failure by the Fund to meet those special  requirements
                    could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, the Fund's investment decisions in a way that could reduce its performance.

                    Can the Fund's Investment Objective and Policies Change? The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

                    Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

                    Other Investment Strategies. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques involve certain risks, although some are designed to help reduce investment or market risks.

                         |X| Debt  Securities.  The Fund can also invest in debt
                    securities, such as U.S. government securities, foreign government securities, and foreign and domestic corporate bonds, notes and debentures, for their income possibilities. Currently the Fund does not invest a significant percentage of its assets in debt securities, although their relative emphasis in the portfolio may change if the Manager believes they offer opportunities to increase the Fund's total return.

                         The  debt  securities  the  Fund  buys  may be rated by
                    nationally recognized rating organizations or they may be unrated securities assigned a rating by the Manager. The Fund's investments may be above or below investment grade in credit quality. The Manager does not rely solely on ratings by rating organizations in selecting debt securities but evaluates business and economic factors affecting an issuer as well.

                         |X|  Risks  of  Foreign  Investing.  The  Fund  can buy
                    securities issued by companies or governments in any country, including developed and underdeveloped countries. There are no limits on the amounts it can invest in foreign securities, but the Fund currently does not expect to have substantial investments in foreign securities. While foreign securities offer special investment opportunities, there are also special risks.

                         The change in value of a foreign  currency  against the
                    U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

                    |_| Interest Rate Risks. The values of debt securities are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall. The magnitude of these fluctuations will typically be greater for longer-term debt securities than shorter-term debt securities. The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

                         |_| Credit Risk.  Debt securities are subject to credit
                    risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities are subject to risks of default.

                    |_| U.S.  Government  Securities.  The Fund  can  invest  in
                    securities issued or guaranteed by the U.S. Treasury or other U.S. government agencies or federally-chartered corporate entities referred to as "instrumentalities". These are referred to as "U.S. government securities" in this Prospectus. Although not rated, Treasury obligations have little credit risk but prior to their maturity are subject to interest rate risk.

                    |X| "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There might be a loss to the Fund if the value of the security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

                    |X| Illiquid and Restricted Securities. Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

                    |X| Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, exchange-traded options, futures contracts, mortgage-related securities and other hedging instruments the Fund can use may be considered "derivative investments." In addition to using hedging instruments, the Fund may use other derivative investments because they offer the potential for increased income and principal value.

                    |X| There Are Special Risks in Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share price could decline or the Fund could get less income than expected. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

                    Markets underlying securities and indices may move in a direction not anticipated by the Manager. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. As a result of these risks the Fund could realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

                         |X| Hedging. The Fund can buy and sell certain kinds of
                    futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them.


                         The  Fund  could  buy and  sell  options,  futures  and
                    forward contracts for a number of purposes. It might do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It might do so to try to manage its exposure to changing interest rates.

                         Options  trading  involves  the payment of premiums and
                    has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

                         If the Manager used a hedging  instrument  at the wrong
                    time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

                    Temporary Defensive Investments. In times of unstable market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective of high total return.

                    Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. That failure could have a negative impact on handling securities trades, pricing and accounting services. Data processing errors by government issuers of securities could result in economic uncertainties, and those issuers might incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.

                         The Manager,  the  Distributor  and the Transfer  Agent
                    have been working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, the services they provide depend on the interaction of their computer systems with those of insurance companies with separate accounts that invest in the Fund, brokers, information services, the Fund's Custodian and other parties. Therefore, any failure of the computer systems of those parties to deal with the year 2000 might also have a negative effect on the services they provide to the Fund. The extent of that risk cannot be ascertained at this time.

                    An  investment  in the Fund is not a deposit of any bank and
                    is  not  insured  or  guaranteed  by  the  Federal   Deposit
                    Insurance Corporation or any other government agency.


How the Fund Is Managed

                    The Manager. The Fund's investment Manager, OppenheimerFunds, Inc., chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement that states the Manager's responsibilities. The Agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

                         The Manager has operated as an investment adviser since
                    1959. The Manager (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $100 billion as of March 31, 1999, and with more than 4 million shareholder accounts. The Manager is located at Two World Trade Center, 34th Floor, New York, New York 10048-0203.

                         |X| Portfolio  Managers.  The portfolio managers of the
                    Fund are Charles Albers and Nikolaos Monoyios, who are also Vice Presidents of the Fund. They have been responsible for the day-to-day management of the Fund's portfolio since May 1, 1999. Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager in April, 1998, they were portfolio managers at Guardian Investor Services (from 1972 and 1979, respectively), the investment management subsidiary of The Guardian Life Insurance Company.

                         |X|  Advisory  Fees.  Under  the  Investment   Advisory
                    Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets over $800 million. The Fund's management fee for its last fiscal year ended December 31, 1998, was 0.74% of the Fund's average annual net assets.

                         |X| Possible Conflicts of Interest. The Fund offers its
                    shares to separate accounts of different insurance companies that are not affiliated with each other, as an investment for their variable annuity, variable life and other investment product contracts. While the Fund does not foresee any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in the Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

                         The  Fund's  Board  has   procedures   to  monitor  the
                    portfolio for possible conflicts to determine what action should be taken. If a conflict occurs, the Board might require one or more participating insurance company separate accounts to withdraw their investments in the Fund. That could force the Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, the Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do so.



Investing in the Fund

How to Buy and Sell Shares

                    How  Are  Shares  Purchased?  Shares  of  the  Fund  may  be
                    purchased only by separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy shares of the Fund directly. Please refer to the accompanying prospectus of the participating insurance company for information on how to select the Fund as an investment option for that variable life insurance policy, variable annuity or other investment product. The Fund reserves the right to refuse any purchase order when the Manager believes it would be in the Fund's best interests to do so.


                    Information about your investment in the Fund through your variable annuity contract, variable life insurance policy or other plan can be obtained only from your participating insurance company or its servicing agent. The Fund's Transfer Agent does not hold or have access to those records. Instructions for buying or selling shares of the Fund should be given to your insurance company or its servicing agent, not directly to the Fund or its Transfer Agent.


                         |X| At What Price Are Shares  Sold?  Shares are sold at
                    their  offering  price,  which is the net  asset  value  per share. The Fund does not impose any sales charge on purchases of its shares. If there are any charges imposed under the variable annuity, variable life or other contract through which Fund shares are purchased, they are described in the accompanying prospectus of the participating insurance company.

                         The net asset value per share is  determined  as of the
                    close of The New York Stock Exchange on each day that the exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

                         The net asset value per share is determined by dividing
                    the value of the Fund's net assets attributable to a class of shares by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine the Fund's net asset value, in general based on market values. The Board has adopted special procedures for valuing illiquid and restricted securities and securities for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments might change significantly on days when shares of the Fund cannot be purchased or redeemed.

                         The  offering  price  that  applies  to an order from a
                    participating insurance company is based on the next calculation of the net asset value per share that is made after the insurance company (as the Fund's designated agent to receive purchase orders) receives a purchase order from its contract owners to purchase Fund shares on a regular business day, provided that the Fund receives the order from the insurance company, generally by 9:30 A.M. on the next regular business day at the offices of its Transfer Agent in Denver, Colorado.

                         |X| Classes of Shares.  The Fund  offers two  different
                    classes of shares. The class of shares offered by this Prospectus has no class "name" designation. The other class is designated as Class 2. The different classes of shares represent investments in the same portfolio of securities but are expected to be subject to different expenses and will likely have different share prices.

                         This  prospectus may not be used to offer or sell Class
                    2 shares. A description of the Service Plans that affect only Class 2 shares of the Fund is contained in the Prospectus that offers Class 2 shares. That prospectus may be obtained without charge when Class 2 shares are offered by contacting any participating insurance sponsor that offers Class 2 shares of the Funds as an investment for its separate accounts. You can also obtain a copy from OppenheimerFunds Distributor, Inc., by calling toll-free 1-888-470-0861.

                    How Are Shares Redeemed? As with purchases, only the participating insurance companies that hold Fund shares in their separate accounts for the benefit of variable annuity contracts, variable life insurance policies or other investment products can place orders to redeem shares. Contract holders and policy holders should not directly contact the Fund or its transfer agent to request a redemption of Fund shares. Contract owners should refer to the withdrawal or surrender instructions in the accompanying prospectus of the participating insurance company.

                    The share price that applies to a redemption order is the next net asset value per share that is determined after the participating insurance company (as the Fund's designated agent) receives a redemption request on a regular business day from its contract or policy holder, provided that the Fund receives the order from the insurance company by 9:30 A.M. the next regular business day at the office of its Transfer Agent in Denver, Colorado. The Fund normally sends payment by Federal Funds wire to the insurance company's account the day after the Fund receives the order (and no later than 7 days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.

Dividends, Capital Gains and Taxes

                    Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis, and to pay those dividends in March on a date selected by the Board of Trustees. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends.

                         All dividends (and any capital gains distributions will
                    be reinvested automatically in additional Fund shares at net asset value for the account of the participating insurance company (unless the insurance company elects to have dividends or distributions paid in cash).

                    Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in March of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

                    Taxes. For a discussion of the tax status of a variable annuity contract, a variable life insurance policy or other investment product of a participating insurance company, please refer to the accompanying prospectus of your participating insurance company. Because shares of the Fund may be purchased only through insurance company separate accounts for variable annuity contracts, variable life insurance policies or other investment products, dividends paid by the Fund from net investment income and distributions (if any) of net realized short-term and long-term capital gains will be taxable, if at all, to the participating insurance company.

                         This  information is only a summary of certain  federal
                    income tax information about an investment in Fund shares. You should consult with your tax advisor or your participating insurance company representative about the effect of an investment in the Fund under your contract or policy.




Financial Highlights

                    The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.


Financial Highlights                              Year Ended December
31,
                                                  1998
1997        1996         1995(1)
========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $20.58
$16.37        $12.51        $10.00
--------------------------------------------------------------------------------------------------------
Income from investment
operations:
Net investment income                                   .13
 .19           .14           .01
Net realized and unrealized gain                        .92
4.91          3.91          2.52
                                                     ------
------       -------        ------
Total income from investment operations                1.05
5.10          4.05          2.53
-------------------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment income                   (.05)
(.17)         (.14)         (.02)
Distributions from net realized gain                  (1.10)
(.72)         (.05)           --
                                                     ------
------       -------        ------
Total dividends and distributions to shareholders     (1.15)
(.89)         (.19)         (.02)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $20.48
$20.58        $16.37        $12.51
                                                     ======
======        ======        ======
========================================================================================================
Total Return, at Net Asset Value(2)                    4.70%
32.48%        32.51%        25.25%
========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $ 308,353       $
155,368      $ 47,009       $ 4,288
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 234,306       $
94,906      $ 21,562       $ 1,809
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  0.74%
1.15%         1.41%         0.50%(3)
Expenses                                               0.79%
0.83%         1.00%         2.07%(3)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             85.7%
78.5%        112.6%         23.7%


                    1. For the period from July 5, 1995 (commencement of operations) to December 31, 1995.

                    2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                    3.  Annualized.

                         4. The  lesser  of  purchases  or  sales  of  portfolio
                    securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $287,405,235 and $199,780,365, respectively.



For More Information About Oppenheimer Main Street Growth & Income Fund/VA:

                    The following additional information about Oppenheimer Main Street Income & Growth Fund/VA is available without charge upon request:

Statement of Additional Information
                    This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

Annual and Semi-Annual Reports

                    Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The report refers to the Fund as "Oppenheimer Growth & Income Fund" (its name prior to May 1, 1999).




How to Get More Information:



                    You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, and other information about the Fund: By Telephone: Call OppenheimerFunds Services toll-free: 1-888-470-0861

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

                    You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1-800-SEC-0330) or the SEC's Internet web site at http://www.sec.gov. Copies may be obtained upon payment of a duplicating fee by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

                    No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.


SEC File No. 811-4108
PR0650.001.0599  Printed on recycled paper.






                                          Appendix to Prospectus of
                                Oppenheimer Main Street Growth & Income Fund
                              (a series of Oppenheimer Variable Account Funds)


                         Graphic   material   included  in  the   Prospectus  of
                    Oppenheimer Main Street Growth & Income Fund (the "Fund") under the heading "Annual Total Return (as of 12/31 each year)":

                         A bar chart will be included in the  Prospectus  of the
                    Fund depicting the annual total returns of a hypothetical investment in shares of the Fund for each of the three most recent calendar years, without deducting separate account expenses. Set forth below are the relevant data that will appear on the bar chart:

Calendar
Year
Ended                                                Annual Total Returns

12/31/96                                                      32.51%
12/31/97                                                      32.48%
12/31/98                                                       4.70%

Oppenheimer Variable Account Funds


6803 S. Tucson Way, Englewood, Colorado 80112

1-888-470-0861

Statement of Additional Information dated May 1, 1999

OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust") is an investment company consisting of ten separate Funds (the "Funds"):

Oppenheimer Money Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Bond Fund/VA
Oppenheimer Strategic Bond Fund/VA
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Capital Appreciation Fund/VA Prior to May 1, 1999, this Fund was named "Oppenheimer Growth Fund."
Oppenheimer Small Cap Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Multiple Strategies Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA Prior to May 1, 1999, this Fund was named "Oppenheimer Growth & Income Fund."


Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts and other insurance company separate accounts, as described in the Prospectuses for the Funds and for the insurance products you have selected.

                         This  Statement  of  Additional  Information  is  not a
                    Prospectus. This document contains additional information about the Funds and the Trust, and supplements information in the Funds' Prospectuses dated May 1, 1999. It should be read together with the Prospectuses. You can obtain a Prospectus by writing to the Funds' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.





Contents

                                                                        Page
About the Funds
Additional Information About the Funds' Investment Policies and Risks
The Funds' Investment Policies
Other Investment Techniques and Strategies
Investment Restrictions
How the Funds are Managed
Organization and History
Trustees and Officers
The Manager
Brokerage Policies of the Funds
Distribution and Service Plans
Performance of the Funds
About Your Account
How To Buy and Sell Shares
Dividends, Capital Gains and Taxes
Additional Information About the Funds
Financial Information About the Funds
Independent Auditors' Report
Financial Statements
Appendix A: Ratings Definitions
Appendix B: Industry Classifications
Appendix C: Major Shareholders



ABOUT THE FUNDS


Additional Information About the Funds' Investment Policies and Risks

                         The  investment  objective,  the  principal  investment
                    policies and the main risks of the Funds are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Funds' investment Manager, OppenheimerFunds, Inc., can select for the Funds. Additional information is also provided about the strategies that each Fund may use to try to achieve its objective. The full name of each Fund is shown on the cover page, after which the word "Oppenheimer" is omitted from these names to conserve space.



                         The Funds' Investment Policies.  The composition of the
                    Funds' portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Funds are not required to use all of the investment techniques and strategies described below at all times in seeking their goals. They may use some of the special investment techniques and strategies at some times or not at all.


                         In selecting securities for the Funds' portfolios,  the
                    Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

                         The Funds are  categorized  by the types of  investment
                    they make. Capital Appreciation Fund/VA, Aggressive Growth Fund/VA, Small Cap Growth Fund/VA and Global Securities Fund/VA can be categorized as "Equity Funds." High Income Fund/VA, Bond Fund/VA, and Strategic Bond Fund/VA can be categorized as "Fixed Income Funds." Multiple Strategies Fund/VA and Main Street Growth & Income Fund/VA share the investment characteristics (and certain of the Investment Policies) of both the Equity Funds and the Fixed Income Funds, depending upon the allocations determined from time to time by their portfolio managers. Money Fund's/VA investment policies are explained separately; however, discussion below about investment restrictions, repurchase agreements, illiquid securities and loans of portfolio securities also apply to Money Fund/VA.


                         |X| Investments in Equity Securities.  The Equity Funds
                    focus their investments in equity securities, which include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.


                         Small-cap    growth   companies   may   offer   greater
                    opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that a Fund has investments in smaller capitalization companies at times of market volatility, that Fund's share price may fluctuate more. Those investments may be limited to the extent the Manager believes that such investments would be inconsistent with the goal of preservation of principal.

                         |_| Growth  Companies.  The Equity Funds in  particular
                    may invest in securities of "growth" companies. Growth companies are those companies that the Manager believes are entering into a growth cycle in their business, with the expectation that their stock will increase in value. They may be established companies as well as newer companies in the development stage. Growth companies may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

                         They may be  generating  or applying new  technologies,
                    new or improved distribution techniques or new services. They may own or develop natural resources. They may be companies that can benefit from changing consumer demands or lifestyles, or companies that have projected earnings in excess of the average for their sector or industry. In each case, they have prospects that the Manager believes are favorable for the long term. The portfolio managers of the Funds look for growth companies with strong, capable management sound financial and accounting policies, successful product development and marketing and other factors.



                         |_| Value Investing.  In selecting equity  investments,
                    the portfolio managers for the Equity Funds in particular may from time to time use a value investing style. In using a value approach, the portfolio managers seek stock and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios, rather than seeking stocks of "growth" issuers. This approach is subject to change and might not necessarily be used in all cases. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, in the hope that a Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.



                         Using  value  investing  requires  research  as to  the
                    issuer's underlying financial condition and prospects. Some of the measures that can be used to identify these securities include, among others:

                    |_| Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or the market as a whole or that of similar companies may offer attractive investment opportunities.

                    |_| Price/book value ratio, which is the stock price divided by the book value of the company per share, which measures the company's stock price in relation to its asset value.

                    |_| Dividend Yield is measured by dividing the annual dividend by the stock price per share.

                         |_| Valuation of Assets, which compares the stock price
                    to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.



                         |_|   Convertible    Securities.    While   convertible
                    securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. Convertible securities are subject to the credit risks and interest rate risks described below in "Debt Securities."

                         To determine whether  convertible  securities should be
                    regarded as "equity  equivalents,"  the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

                         |_|  Rights  and  Warrants.  The  Funds  may  invest in
                    warrants or rights. They do not expect that their investments in warrants and rights will exceed 5% of their total assets.

                         Warrants  basically  are  options  to  purchase  equity
                    securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.
                    Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

                         |X| Investments in Bonds and Other Debt Securities. The
                    Fixed Income Funds in particular can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective.

                         The    Funds'    debt     investments    can    include
                    investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated in one of the four highest categories by Moody's Investors Service, Inc., Standard & Poor's Corporation, Fitch IBCA, Inc., Duff & Phelps, Inc., or that have comparable ratings by another nationally-recognized rating organization, or if unrated or split-rated, determined by the Manager to be of comparable quality. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness.

                         |_|  U.S.  Government  Securities.  The  Funds  can buy
                    securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. A Fund will invest in securities of U.S.
                    government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

                         |_| Special Risks of  Lower-Grade  Securities.  Because
                    lower-rated securities tend to offer higher yields than investment grade securities, a Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for a Fund's portfolio).



                         Some  of  the  special   credit  risks  of  lower-grade
                    securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.



                         While  securities  rated  "Baa" by  Moody's or 'BBB" by
                    Standard & Poor's or Duff & Phelps are investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, Standard & Poor's, Fitch IBCA and Duff & Phelps are included in Appendix A to this Statement of Additional Information.



                         |X| Asset-Backed  Securities.  Asset-backed  securities
                    are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described below, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, that Fund could suffer losses on its investment or delays in receiving payment.

                         The value of an  asset-backed  security  is affected by
                    changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described below. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.




                         |X|   Mortgage-Related   Securities.   Mortgage-related
                    securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or entities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real-estate related securities.

                         Mortgage-related   securities   that  are   issued   or
                    guaranteed by agencies or instrumentalities of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.

                         As  with   other   debt   securities,   the  prices  of
                    mortgage-related securities tend to move inversely to changes in interest rates. The Fixed Income Funds can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

                         In periods of declining  interest rates,  mortgages are
                    more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages. Therefore, it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. Therefore, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

                         Prepayment  risks can lead to substantial  fluctuations
                    in the value of a mortgage-related security. In turn, this can affect the value of that Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium that Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

                         During  periods  of  rapidly  rising   interest  rates,
                    prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on a Fund's mortgage-related securities were to decrease broadly, that Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

                         As  with   other   debt   securities,   the  values  of
                    mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

                         |_|  Collateralized  Mortgage  Obligations.   CMOs  are
                    multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by: (1) pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, (2) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (3) unsecuritized conventional mortgages, (4) other mortgage-related securities, or (5) any combination of these.

                         Each  class  of CMO,  referred  to as a  "tranche,"  is
                    issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the reverse direction to an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.


                         |X| Foreign Securities.  The Equity Funds and the Fixed
                    Income Funds may invest in foreign securities, and Global Securities Fund expects to have substantial investments in foreign securities. These include equity securities issued by foreign companies and debt securities issued or guaranteed by foreign companies or governments, including supra-national entities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

                         Securities of foreign  issuers that are  represented by
                    American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

                         Because the Funds may purchase  securities  denominated
                    in foreign currencies, a change in the value of such foreign currency against the U.S. dollar will result in a change in the amount of income the Funds have available for distribution. Because a portion of the Funds' investment income may be received in foreign currencies, the Funds will be required to compute their income in U.S. dollars for distribution to shareholders, and therefore the Funds will absorb the cost of currency fluctuations. After the Funds have distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

                         Investing  in  foreign   securities   offers  potential
                    benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Funds will hold foreign currency only in connection with the purchase or sale of foreign securities.



                         |_| Foreign Debt  Obligations.  The debt obligations of
                    foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fixed Income Funds may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development bank and the Inter-American Development Bank.

                         The  governmental   members  of  these   supra-national
                    entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

                         The   Fixed   Income   Funds   can   invest   in   U.S.
                    dollar-denominated   "Brady  Bonds."   These  foreign  debt
                    obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

                         If there is a default  on  collateralized  Brady  Bonds
                    resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.



                         |_| Risks of Foreign Investing.  Investments in foreign
                    securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are: o reduction of income by foreign taxes; o fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage); o transaction charges for currency exchange; o lack of public information about foreign issuers; o lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers; o less volume on foreign exchanges than on U.S. exchanges; o greater volatility and less liquidity on foreign markets than in the U.S.; o less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.; o greater difficulties in commencing lawsuits; o higher brokerage commission rates than in the U.S.; o increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; o possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and o unfavorable differences between the U.S. economy and foreign economies.

                         In the past, U.S.  Government policies have discouraged
                    certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

                         |_| Special  Risks of Emerging  Markets.  Emerging  and
                    developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's goal of preservation of principal.

                         The Funds  intend to invest less than 5% of their total
                    assets  in  securities   of  issuers  of  Eastern   European
                    countries.  The social,  political  and economic  reforms in most Eastern European countries are still in their early stages, and there can be no assurance that these reforms will continue. Eastern European countries in many cases do not have a sophisticated or well-established capital market structure for the sale and trading of securities. Participation in the investment markets in some of those countries may be available initially or solely through investment in joint ventures, state enterprises, private placements, unlisted securities or other similar illiquid investment vehicles.

                         In  addition,  although  investment  opportunities  may
                    exist in Eastern European countries, any change in the leadership or policies of the governments of those countries, or changes in the leadership or policies of any other government that exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring. As a result investment opportunities which may currently exist may be threatened.

                         The prior authoritarian  governments of a number of the
                    Eastern European countries previously expropriated large amounts of real and personal property, which may include property which will be represented by or held by entities issuing the securities a Fund might wish to purchase. In many cases, the claims of the prior property owners against those governments were never finally settled. There can be no assurance that any property represented by or held by entities issuing securities purchased by a Fund will not also be expropriated, nationalized, or confiscated. If that property were confiscated, the Fund could lose a substantial portion of its investments in such countries. A Fund's investments could also be adversely affected by exchange control regulations imposed in any of those countries.

                         |_| Risks of  Conversion  to Euro.  On January 1, 1999,
                    eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

                    o issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.

                    o vendors the Funds depend on to carry out their business, such as their custodian bank (which holds the foreign securities each Fund buys), the Manager (which must price the Funds'  investments  to deal with the  conversion to the
                    euro)  and   brokers,   foreign   markets   and   securities
                    depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

                    o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Funds.

                         The Manager is upgrading  (at its expense) its computer
                    and bookkeeping systems to deal with the conversion. The Funds' custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Funds' portfolio managers will also monitor the effects of the conversion on the issuers in which each Fund invests. The possible effect of these factors on the Funds' investments cannot be determined with certainty at this time, but they may reduce the value of some of the Funds' holdings and increase its operational costs.

                    |X| Portfolio Turnover. "Portfolio turnover" describes the rates at which the Funds traded their portfolio securities during its last fiscal year. For example, if a Fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds' portfolio turnover rates will fluctuate from year to year, and any of the Funds may have portfolio turnover rates of more than 100% annually.

                    Other Investment Techniques and Strategies. In seeking their respective objectives, the Funds may from time to time use the types of investment strategies and investments described below. They are not required to use all of these strategies at all times, and at times may not use them.

                         |X| Investing in Small, Unseasoned Companies. The Funds
                    may invest in securities of small, unseasoned companies, subject to limits (if any) stated in that Fund's Prospectus. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect their ability to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings of that security. In that case, a Fund might receive a lower price for its holdings than might otherwise be obtained.

                         |X| When-Issued and Delayed-Delivery  Transactions (All
                    Portfolios). The Funds may invest in securities on a "when-issued" basis and may purchase or sell securities on a
                    "delayed-delivery" or "forward    commitment"    basis.
                    When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

                         When such transactions are negotiated, the price (which
                    is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Funds. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to that portfolio from the investment. No income begins to accrue to the Funds on a when-issued security until the Funds receive the security at settlement of the trade.

                         The Funds will engage in  when-issued  transactions  to
                    secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When a Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause that Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

                         When a Fund engages in when-issued and delayed-delivery
                    transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although a Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.



                         At the time a Fund makes the  commitment to purchase or
                    sell a security on a when-issued or delayed delivery basis, it records the transaction on their books and reflects the value of the security purchased in determining that Fund's net asset value. In a sale transaction, it records the proceeds to be received. That fund will identify on its books liquid assets at least equal in value to the value of that Fund's purchase commitments until that Fund pays for the investment.


                         When-issued and  delayed-delivery  transactions  can be
                    used by the Funds as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in their portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.



                         |X| Zero-Coupon Securities.  The Fixed Income Funds may
                    buy zero-coupon and delayed interest securities, and "stripped" securities of foreign government issuers, which may or may not be backed by the "full faith and credit" of the issuing foreign government, and of corporations. The Fixed Income Funds may also buy zero-coupon and "stripped" U.S. government securities. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

                         |X| "Stripped"  Mortgage-Related  Securities. The Fixed
                    Income Funds can invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

                         Mortgage  securities may be partially  stripped so that
                    each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

                         The  yields  to  maturity  of I/Os  and  P/Os  are very
                    sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, that Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.


                         |X|  Repurchase  Agreements.   The  Funds  may  acquire
                    securities subject to repurchase agreements. They may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

                         In a repurchase  transaction,  the Funds buy a security
                    from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Funds' Board of Trustees from time to time.

                         The majority of these transactions run from day to day,
                    and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to each Fund's limit on holding illiquid investments. No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (for Money Fund/VA, 10%) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.


                         Repurchase  agreements,  considered  "loans"  under the
                    Investment Company Act, are collateralized by the underlying security. The Funds' repurchase agreements require that at all times while the repurchase agreement are in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Funds may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

                         |X|  Illiquid  and  Restricted  Securities.  Under  the
                    policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Funds' investments. To enable a Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, that Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When a Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. That Fund would bear the risks of any downward price fluctuation during that period.

                         The  Funds  may  also  acquire  restricted   securities
                    through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit a Fund's ability to dispose of the securities and might lower the amount a Fund could realize upon the sale.

                         The Funds have  limitations  that apply to purchases of
                    restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Funds' holdings of that security may be considered to be illiquid.

                         Illiquid   securities  include  repurchase   agreements
                    maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

                         |X| Forward  Rolls.  The Funds can enter into "forward
                    roll"  transactions   with  respect  to  mortgage   related
                    securities. In this type of transaction, the Funds sell a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are
                    repurchased   will  have  the  same  interest  rate  as  the
                    securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Funds in excess of the yield on the securities that have been sold.


                         The Funds  will only  enter into "covered" rolls.  To
                    assure their future payment of the purchase price, the Funds will identify cash, U.S. government securities or other high-grade debt securities on their books in an amount equal to their respective payment obligations under the roll.


                         These  transactions  have  risks.   During  the  period
                    between the sale and the repurchase, the Funds will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Funds sell may decline below the price at which the Funds are obligated to repurchase securities.

                         |X| Loans of  Portfolio  Securities.  To raise cash for
                    liquidity purposes or income, the Funds can lend their portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 25% of the value of that Fund's net assets. The Funds currently do not intend to engage in loans of securities in the coming year, but if they do so, such loans will not likely exceed 5% of that Fund's total assets.

                    There are some risks in connection with securities lending. The Funds might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Funds must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, or securities of the U.S. Government or its agencies or instrumentalities, or other cash equivalents in which that Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Funds.

                         When they lend  securities,  that Fund receives amounts
                    equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. That Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.



                         |X| Borrowing  for Leverage.  Each Fund has the ability
                    to borrow from banks on an unsecured basis. Each Fund has undertaken to limit borrowing to 25% of the value of that
                    Fund's net assets, which is further limited to 10% if borrowing is for a purpose other than to facilitate redemptions. Investing borrowed funds in portfolio securities is a speculative technique known as "leverage." The Funds may borrow only from banks. Under current regulatory requirements, borrowings can be made only to the extent that the value of that Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of that Fund's assets fails to meet this 300% asset coverage requirement, that Fund will reduce its bank debt within three days to meet the requirement. To do so, that Fund might have to sell a portion of its investments at a disadvantageous time.



                         A Fund  will  pay  interest  on these  loans,  and that
                    interest expense will raise the overall expenses of that Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, that Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Funds do not contemplate using this technique in the next year but if they do so, it will not likely be to a substantial degree.

                         |X|  Derivatives.  The Funds can invest in a variety of
                    derivative investments for hedging purposes. Some derivative investments the Funds can use are the hedging instruments described below in this Statement of Additional Information. The Equity Funds do not use, and do not currently contemplate using, derivatives or hedging instruments to a significant degree in the coming year and they are not obligated to use them in seeking their objectives.

                         Other derivative investments the Fixed Income Funds can
                    invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative these Funds may use. Typically, these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

                         Other derivative investments the Fixed Income Funds can
                    use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

                         |X|  Hedging.   Although  the  Funds  can  use  hedging
                    instruments, they are not obligated to use them in seeking their objective. To attempt to protect against declines in the market value of the Funds' portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds could:

                    |_| sell futures contracts,

                    |_|  buy  puts on  such  futures  or on
                    securities,  or

                    |_| write covered calls on securities or futures. Covered calls may also be used to increase the Funds' income, but the Manager does not expect to engage extensively in that practice.


                         The Funds can use  hedging to  establish  a position in
                    the securities market as a temporary substitute for purchasing particular securities. In that case the Funds would normally seek to purchase the securities and then terminate that hedging position. The Funds might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Funds could:

                    |_| buy futures, or

                    |_| buy calls on such futures or on securities.

                         The Funds' strategy of hedging with futures and options
                    on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Funds can use are described below. The Funds may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Funds' investment objective and are permissible under applicable regulations governing the Fund.

                    |_| Futures. The Equity Funds, Multiple Strategies Fund/VA and Main Street Growth & Income Fund/VA can buy and sell future contracts that relate to

                    (1) broadly-based stock indices (these are referred to as "stock index futures") and

                    (2) foreign currencies (these are referred to as "forward contracts"). The Fixed Income Funds can buy and sell futures contracts that relate to

                    (1) bond indices (these are referred to as "bond index futures"), (2) debt securities (these are referred to as "interest rate futures"), and (3) forward contracts.

                         A  broadly-based  stock  index is used as the basis for
                    trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

                         An interest rate future obligates the seller to deliver
                    (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

                         No  money  is  paid or  received  by the  Funds  on the
                    purchase or sale of a future. Upon entering into a futures transaction, the Funds will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Funds' custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on that Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

                         At any time  prior to  expiration  of the  future,  the
                    Funds may elect to close out their position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to that Fund. Any loss or gain on the future is then realized by that Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

                         |_| Put and Call  Options.  The  Funds can buy and sell
                    certain kinds of put options ("puts") and call options ("calls"). The Funds can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

                         |_| Writing  Covered Call Options.  The Funds can write
                    (that is, sell) covered calls. If a Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable that Fund to satisfy its obligations if the call is exercised. Up to 100% of a Fund's total assets may be subject to calls that Fund writes.

                         When a Fund  writes a call on a  security,  it receives
                    cash (a premium). That Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. That Fund shares the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

                         When a Fund writes a call on an index, it receives cash
                    (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

                         The Funds'  custodian bank, or a securities  depository
                    acting for the custodian bank, will act as the Funds' escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Funds have written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Funds enter into a closing transaction.

                         When a Fund writes an over-the-counter ("OTC") option,
                    that Fund will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When a Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

                         To terminate its obligation on a call it has written, a
                    Fund may purchase a corresponding call in a "closing purchase transaction." A Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. That Fund may realize a profit if the call expires unexercised, because that Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for Federal income tax purposes, as are the premiums on lapsed calls. When distributed by a Fund they are taxable as ordinary income. If a Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

                         A Fund  may also  write  calls  on a  futures  contract
                    without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, that Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would that Fund's receipt of an exercise notice as to that future require that Fund to deliver a futures contract. It would simply put that Fund in a short futures position, which is permitted by the Funds' hedging policies.

                         |_|  Writing  Put  Options.  Each  Fund  can  sell  put
                    options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Funds will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be segregated to cover such put options.

                         If a Fund  writes  a put,  the put must be  covered  by
                    segregated liquid assets. The premium the Funds receive from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, that Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put a Fund has written expires unexercised, that Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, that Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, that Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

                         When writing a put option on a security,  to secure its
                    obligation to pay for the underlying security that Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. That Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

                         As  long  as a  Fund's  obligation  as the  put  writer
                    continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require that Fund to take delivery of the underlying security and pay the exercise price. No Fund has control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, that Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once a Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

                         A  Fund  may  decide  to  effect  a  closing   purchase
                    transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit that Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. A Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by a Fund, is taxable as ordinary income.


                         |_| Purchasing  Calls and Puts.  Each Fund can purchase
                    calls to protect against the possibility that its portfolio will not participate in an anticipated rise in the securities market. When a Fund buys a call (other than in a closing purchase transaction), it pays a premium. That Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If a Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

                         A Fund  can  buy  puts  whether  or not  it  holds  the
                    underlying investment in its portfolio. When a Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures a Fund owns enables that Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

                         When a Fund  purchases  a call  or put on an  index  or
                    future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. A gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

                         A  Fund  may  buy a call  or put  only  if,  after  the
                    purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

                         |_| Buying and Selling Options on Foreign Currencies. A
                    Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. A Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

                         If the Manager  anticipates  a rise in the dollar value
                    of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to a Fund's position. That Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

                         A  call  the  Fund  writes  on a  foreign  currency  is
                    "covered" if that Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

                         A Fund  could  write a call on a  foreign  currency  to
                    provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

                         |_| Risks of Hedging with Options and Futures.  The use
                    of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a
                    Fund's return. A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments. A Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause a Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by a Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within a Fund's control, holding a put might cause that Fund to sell the related investments for reasons that would not exist in the absence of the put.

                         A Fund could pay a  brokerage  commission  each time it
                    buys or sells a call, a put or an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset values being more sensitive to changes in the value of the underlying investment.

                         If a covered  call written by a Fund is exercised on an
                    investment that has increased in value, that Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

                         An option  position  may be closed out only on a market
                    that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

                         There  is a risk in  using  short  hedging  by  selling
                    futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of a Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of that Fund's securities. For example, it is possible that while a Fund has used a hedging instrument in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instrument and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instrument is based.


                         The  risk of  imperfect  correlation  increases  as the
                    composition of a Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, a Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged are more than the historical volatility of the applicable index.


                    The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

                         A Fund  can use  hedging  instruments  to  establish  a
                    position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when a Fund does so the market might decline. If that Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

                         |_| Forward  Contracts.  Forward  contracts are foreign
                    currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. A Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. A Fund may also use "cross-hedging" where it hedges against changes in currencies other than the currency in which a security it holds is denominated.


                         Under a forward contract, one party agrees to purchase,
                    and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

                         The Funds may use forward  contracts to protect against
                    uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

                         When a Fund enters into a contract  for the purchase or
                    sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, that Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign
                    currency.   This  is  called  a  "transaction hedge."  The
                    transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

                         A Fund could also use forward  contracts to lock in the
                    U.S. dollar value of a portfolio position. This is called a "position hedge." When a Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

                         A Fund will cover its short  position in these cases by
                    identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. No Fund will enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

                         The  precise  matching  of the  amounts  under  forward
                    contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

                         The projection of short-term  currency market movements
                    is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce a Fund's performance if there are unanticipated changes in currency prices to a greater degree than if a Fund had not entered into such contracts.

                         At  or  before  the  maturity  of  a  forward  contract
                    requiring a Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative a Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract a Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

                         The costs to a Fund of  engaging  in forward  contracts
                    varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

                         Although a Fund  values  its  assets  daily in terms of
                    U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Funds may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.



                         |_|  Regulatory  Aspects of Hedging  Instruments.  When
                    using futures and options on futures, the Funds are required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, a Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of Bond Fund/VA's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, a Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Funds' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, a Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.


                         Transactions  in  options  by a  Fund  are  subject  to
                    limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as that Fund (or an adviser that is an affiliate of the Funds' advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

                         Under the Investment Company Act, when a Fund purchases
                    a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.


                         |_| Tax Aspects of Certain Hedging Instruments. Certain
                    foreign currency exchange contracts are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Funds at the end of each taxable year are
                    "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by a Fund to exempt those transactions from this marked-to-market treatment.

                         Certain forward contracts a Fund enters into may result
                    in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by that Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

                         Under the Internal Revenue Code, the following gains or
                    losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities, and (2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

                         Currency  gains and losses are  offset  against  market
                    gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of a Fund's investment income available for distribution to its shareholders.


                         |X|  Temporary  Defensive   Investments.   When  market
                    conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

                         |_|  obligations  issued  or  guaranteed  by the U.  S.
                    government  or  its   instrumentalities  or  agencies,

                    |_| commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,

                    |_| short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by Standard & Poor's
                    Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,

                    |_| certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and

                    |_| repurchase agreements.

                         Short-term debt  securities  would normally be selected
                    for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

                    -- Money Fund/VA Investment Policies. Under Rule 2a-7, Money Fund/VA may purchase only "Eligible Securities," as defined below, that the Manger, under procedures approved by the Trust's Board of Trustees, has determined have minimal credit risk. An "Eligible Security" is (a) a security that has received a rating in one of the two highest short-term rating categories by any two "nationally-recognized statistical rating organizations" as defined in Rule 2a-7 ("Rating Organizations"), or, if only one Rating
                    Organization has rated that security, by that Rating Organization (the "Rating Requirements"), (b) a security that is guaranteed, and either that guarantee or the party providing that guarantee meets the Rating Requirements, or
                    (c) an unrated security that is either issued by an issuer having another similar security that meets the Rating
                    Requirements, or is judged by the Manager to be of comparable quality to investments that meet the Rating Requirements. Rule 2a-7 permits Money Fund/VA to purchase "First Tier Securities," which are Eligible Securities rated in the highest category for short-term debt obligations by at least two Rating Organizations, or, if only one Rating Organization has rated a particular security, by that Rating Organization, or comparable unrated securities. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security continues to present "minimal credit risk." If the Manager becomes aware that any Rating Organization has downgraded its rating of a Second Tier Security or rated an unrated security below its second highest rating category, the Trust's Board of Trustees shall promptly reassess whether the security presents minimal credit risk and whether it is in Money Fund/VA's best interests to dispose of it; but if Money Fund/VA disposes of the security within 5 days of OppenheimerFunds, Inc. (the "Manager") learning of the downgrade, the Manager will provide the Board with subsequent notice of such downgrade. If a security is in default, or ceases to be an Eligible Security, or is determined no longer to present minimal credit risks, the Board must determine whether it would be in Money Fund/VA's best interests to dispose of the security. The Rating Organizations currently designated as such by the Securities and Exchange Commission ("SEC") are Standard & Poor's Corporation, Moody's Investors Service, Inc., Fitch IBCA, Inc., Duff & Phelps, Inc., and Thomson BankWatch, Inc. See Appendix A to this Statement of Additional Information for a description of the rating categories of the Rating Organizations.

                    -- Certificates of Deposit and Commercial Paper. Money Fund/VA may invest in certificates of deposit of up to $100,000 of a domestic bank if such certificates of deposit are fully insured as to principal by the Federal Deposit Insurance Corporation. For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations and the term "foreign bank" includes foreign branches of U.S. banks (issuers of "Eurodollar" instruments), U.S. branches and agencies of foreign banks (issuers of "Yankee dollar" instruments) and foreign branches of foreign banks. Money Fund/VA also may purchase obligations issued by other entities if they are:
                    (i) guaranteed as to principal and interest by a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by Money Fund/VA, or (ii) subject to repurchase agreements (explained in the prospectus), if the collateral for the agreement complies with Rule 2a-7.



                    -- Bank Loan Participation Agreements. Money Fund/VA may invest in bank loan participation agreements. They provide the Fund with an undivided interest in a loan made by the issuing bank in the proportion the Fund's interest bears to the total principal amount of the loan. In evaluating the risk of these investments, the Fund looks to the creditworthiness of the borrower that is obligated to make principal and interest payments on the loan.



                    -- Time Deposits. Money Fund/VA may invest in fixed time deposits, which are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties; however, such deposits which are subject to such penalties, other than deposits maturing in less than 7 days, are subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.



     -- Floating Rate/Variable Rate Notes. Money Fund/VA may invest in instruments with floating or variable interest rates. The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard, and is adjusted automatically each time such market rate is adjusted. The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval of no less than one year. Some variable rate or floating rate obligations in which Money Fund/VA may invest have a demand feature entitling the holder to demand payment at an amount approximately equal to the principal amount thereof plus accrued interest at any time, or at specified intervals not exceeding one year. These notes may or may not be backed by bank letters of credit. The interest rates on these notes fluctuate from time to time. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.


-- Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by Money Fund/VA at varying rates of interest pursuant to direct arrangements between Money Fund/VA, as lender, and the corporate borrower that issues the note. These notes permit daily changes in the amounts borrowed. Money Fund/VA has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note at any time without penalty. It is not generally contemplated that master demand notes will be traded because they are direct lending arrangements between the lender and the borrower. There is no secondary market for these notes, although they are redeemable and thus immediately repayable by the borrower at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, Money Fund/VA's right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In evaluating the master demand arrangements, the Manager considers the earning power, cash flow, and other liquidity ratios of the issuer. If they are not rated by Rating Organizations, Money Fund/VA may invest in them only if, at the time of an investment, they are Eligible Securities. The Manager will continuously monitor the borrower's financial ability to meet all of its obligations because Money Fund/VA's liquidity might be impaired if the borrower were unable to pay principal and interest on demand. There is no limit on the amount of the Money Fund/VA's assets that may be invested in floating rate and variable rate obligations. Floating rate or variable rate obligations which do not provide for recovery of principal and interest within seven days' notice will be subject to the 10% limitation applicable to illiquid securities purchased by Money Fund/VA.

 Investment Restrictions

     |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

|_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_| more than 50% of the outstanding shares.


     The Funds' investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Funds' Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Funds' most significant investment policies are described in the Prospectus.

     |X| Do the Funds Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Funds.

     |_| No Fund can buy  securities  issued or  guaranteed by any one issuer if
(i) more than 5% of its total assets would be invested in securities of that issuer or (ii) it would then own more than 10% of that issuer's voting securities, or (iii) it would then own more than 10% in principal amount of that issuer's outstanding debt securities. The restriction on debt securities does not apply to Strategic Bond Fund/VA. All of the restrictions apply only to 75% of each Fund's total assets. The limits do not apply to securities issued by the U.S. Government or any of its agencies or instrumentalities.

     |_| The Funds cannot lend money. However, they can invest in all or a portion of an issue of bonds, debentures, commercial paper or other similar corporate obligations of the types that are usually purchased by institutions, whether or not they are publicly distributed. The Funds may also enter into repurchase agreements, and make loans of portfolio securities.

     |_| The Funds cannot concentrate investments. That means they cannot invest 25% or more of their total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction. This policy does not limit investments by Money Fund/VA in obligations issued by banks.

     |_| The Funds cannot buy or sell real estate or interests in real estate. However, the Funds can purchase debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, which invest in real estate or interests in real estate.

     |_| The Funds cannot underwrite securities of other companies. A permitted exception is in case a Fund is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

     |_| The Funds cannot invest in commodities or commodity contracts, other than the hedging instruments permitted by any of its other fundamental policies. It does not matter whether the hedging instrument is considered to be a commodity or commodity contract.

     |_| The Funds cannot invest in the securities issued by any company for the purpose of exercising control of management of that company.

     |_| The Funds cannot invest in or hold securities of any issuer if officers and Trustees of the Funds or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

|_| The Funds cannot mortgage, pledge, hypothecate or otherwise encumber any of its assets to secure a debt or a loan. However, this does not prohibit the Funds from entering into an escrow, collateral or margin arrangement with any of its investments.

|_| The Funds cannot invest in oil, gas or other mineral explorations or development programs. However, the Funds may purchase options, futures contracts, swaps and other investments which are backed by, or the investment return from which are linked to oil, gas and mineral values.

|_| The Funds cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Funds are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

     For purposes of the Funds' policy not to concentrate its investments as described above, the Funds have adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Funds Are Managed

Organization and History. Each Fund is an investment portfolio, or "series" of Oppenheimer Variable Account Funds (the "Trust"), a multi-series open-end diversified management investment company organized as a Massachusetts business trust that presently includes ten series. Money Fund/VA, Bond Fund/VA and Capital Appreciation Fund/VA were all organized in 1983, High Income Fund/VA, Aggressive Growth Fund/VA and Multiple Strategies Fund/VA, were all organized in 1986, Global Securities Fund/VA was organized in 1990, Strategic Bond Fund/VA was organized in 1993, Main Street Growth & Income Fund/VA was organized in 1995, and Small Cap Growth Fund/VA was organized in 1998. The suffix "VA" was added to each Fund's name on May 1, 1999. Prior to that date, Oppenheimer Capital Appreciation Fund/VA was named "Oppenheimer Growth Fund," and Oppenheimer Main Street Growth & Income Fund/VA was named "Oppenheimer Growth & Income Fund." Prior to May 1, 1998, Oppenheimer Aggressive Growth Fund/VA was named "Oppenheimer Capital Appreciation Fund." All references to the Fund's Board of Trustees and Officers refer to the Trustees and Officers, respectively, of Oppenheimer Variable Account Funds.


     The Funds are governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds' activities, review their performance, and review the actions of the Manager. Although the Funds will not normally hold annual meetings of its shareholders, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Declaration of Trust of Oppenheimer Variable Account Funds.

     |X| Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of any Fund into two or more classes. While the Board has done so, and each Fund currently has two classes of shares: Class 2 shares, and a class of shares without numerical designation, no Class 2 shares of any Fund are outstanding or have ever been offered as of the date of this Statement of Additional Information. All classes invest in the same investment portfolio. Each class of shares:

o has its own dividends and distributions,

o pays certain expenses which may be different for the different  classes,

o may have a different  net asset value,

o may have separate voting rights on matters in which interests of one class are different from interests of another class, and

o votes as a class on matters that affect that class alone.

     Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of each Fund represents an interest in that Fund proportionately equal to the interest of each other share of the same class.

     The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Funds into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Funds. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

     |X| Meetings of Shareholders. As a Massachusetts business trust, the Funds are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Funds will hold meetings when required to do so by the Investment Company Act or other applicable law. They will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

     Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of all the Funds, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of all outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Funds valued at $25,000 or more or constituting at least 1% of the Funds' outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.


     |X| Shareholder and Trustee Liability. The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds' obligations. It also provides for indemnification and reimbursement of expenses out of a Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, a Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which a Fund would be unable to meet its obligations.

     The Funds' contractual arrangements state that any person doing business with the Funds (and each shareholder of the Funds) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with that Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Funds. The Trustees and officers of the Funds, and their principal occupations and business affiliations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Funds under the Investment Company Act. All of the Trustees are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds 1:


Oppenheimer Cash Reserves            Oppenheimer Total Return Fund, Inc.
Oppenheimer Champion Income Fund     Oppenheimer Variable Account Funds

Oppenheimer Capital Income Fund      Panorama Series Fund, Inc.

Oppenheimer High Yield Fund          Centennial America Fund, L. P.
Oppenheimer International
         Bond Fund                   Centennial California Tax Exempt Trust
Oppenheimer Integrity Funds          Centennial Government Trust
Oppenheimer Limited-Term
       Government Fund               Centennial Money Market Trust
Oppenheimer Main Street
        Funds, Inc.                  Centennial New York Tax Exempt Trust
Oppenheimer Municipal Fund           Centennial Tax Exempt Trust
Oppenheimer Real Asset Fund          The New York Tax-Exempt Income Fund, Inc.
Oppenheimer Strategic Income Fund

     Ms. Macaskill and Messrs. Swain, Bishop, Donohue, Farrar and Zack, who are officers of the Fund, respectively hold the same offices with the other Denver-based Oppenheimer funds. As of April 1, 1999, the Trustees and officers of the Fund as a group did not beneficially own any shares of the Fund.

Robert G. Avis,* Trustee; Age: 67
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E.
Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).


William A. Baker, Trustee; Age: 84
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

Charles Conrad, Jr., Trustee; Age: 68
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co., prior to which he was associated with the National Aeronautics and Space Administration.

Jon S. Fossel, Trustee; Age: 56
P.O. Box 44, Mead Street, Waccabuc, New York 10597
Formerly Chairman and a director of the Manager, President and a director of Oppenheimer Acquisition Corp., Shareholder Services,
Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Trustee; Age: 58
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of
Shareholder Services, Inc. and Shareholder Financial Services, Inc., Vice President and a director of Oppenheimer Acquisition Corp.
and a director of the Manager.

Raymond J. Kalinowski, Trustee; Age: 69
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company).

C. Howard Kast, Trustee; Age: 76
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee; Age: 77
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

James C. Swain, Chairman, Chief Executive Officer and Trustee*; Age 65 6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, and Chairman of the Board of Shareholder Services, Inc.

Bridget A. Macaskill, President; Age: 50
Two World Trade Center, New York, New York 10048
President  (since June 1991),  Chief  Executive  Officer (since  September
1995) and a director  (since December 1994) of the Manager;
President and a director (since June 1991) of HarbourView Asset Management Corp.; Chairman and a director (since August 1994) of Shareholder Services, Inc. and (since September 1995) Shareholder Financial Services, Inc.; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp.;
President  (since  September  1995) and a director  (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset
Management,  Inc. (since July 1996); President and a director (since October
1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager, and Oppenheimer Millennium Funds plc; President and a director of other Oppenheimer funds; a director of Hillsdown Holdings plc (a U.K. food company).

Ned M. Steel, Trustee; Age: 84
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado.


Charles Albers, Vice President and Main Street Growth & Income Fund/VA Portfolio Manager, Age: 59.
Two World Trade Center, New York, New  York 10048-0203
Senior Vice President of the Manager (since April 1998); an officer of other Oppenheimer funds; a Certified Financial Analyst;
formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian
Life Insurance Company (since 1972).


Bruce L. Bartlett, Vice President and Aggressive Growth Fund/VA Portfolio Manager, Age: 49
Two World Trade Center, New York, New York 10048
Senior Vice President of the Manager (since January 1998); an officer of other Oppenheimer funds; formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.


John P. Doney, Vice President and Multiple Strategies Fund/VA Portfolio Manager, Age: 69.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since June 1992); an officer of other Oppenheimer funds; formerly Senior Vice President and Chief
Investment Officer - Equities of National Securities & Research (mutual fund adviser) and Vice President of the National Affiliated
Investment Companies.



Alan Gilston, Vice President and Small Cap Growth Fund/VA Portfolio Manager,
Age: 41
Two World Trade Center, New York, New York 10048
Vice President of the Manager (since September 1997); formerly a Vice President and portfolio manager at Schroder Capital Management
International, Inc.



John S. Kowalik, Vice President and Bond Fund/VA Portfolio Manager, Age: 42 Two World Trade Center, New York, New York 10048
Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and Senior
Portfolio Manager at Prudential Global Advisors (1989-1998).



Michael S. Levine, Vice President and Multiple Strategies Fund/VA Portfolio Manager, Age: 33
Two World Trade Center, New York, New York 10048
Vice President of the Manager (since April 1996); formerly Assistant Portfolio Manager of the Manager (from June 1994 to April 1996) and formerly portfolio manager and research associate for Amas Securities, Inc. (from February 1990 to February 1994).



Nikolaos D. Monoyios, Vice President and Main Street Growth & Income Fund/VA Portfolio Manager, Age: 60.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since April 1998); an officer of other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life
Insurance Company (since 1979).



David P. Negri, Vice President and High Income Fund/VA, Bond Fund/VA, Strategic Bond Fund/VA Portfolio Manager, Age: 45
Two World Trade Center, New York, New York 10048
Senior Vice President of the Manager (since June 1989); an officer of other Oppenheimer funds.



Jane Putnam, Vice President and Capital Appreciation Fund/VA Portfolio Manager, Age: 38
Two World Trade Center, New York, New York 10048
Vice President of the Manager (since October 1995); an officer of other Oppenheimer funds; previously a portfolio manager and equity research analyst for Chemical Bank.



Thomas P. Reedy, Vice President and High Income Fund/VA Portfolio Manager,
Age: 37.
Two World Trade Center, New York, New York 10048
Vice President of the Manager (since June 1993); an officer of other Oppenheimer funds.



Richard H. Rubinstein, Vice President and Multiple Strategies Fund/VA Portfolio Manager, Age: 50
Two World Trade Center, New York, New York 10048
Senior Vice President of the Manager (since October 1995); an officer of other Oppenheimer funds (since June 1990).


Arthur P. Steinmetz, Vice President and Strategic Bond Fund/VA Portfolio Manager, Age: 40
Two World Trade Center, New York, New York 10048
Senior Vice President of the Manager (since March 1993); an officer of other Oppenheimer funds.


Jay W. Tracey III, Vice President and Small Cap Growth Fund/VA Portfolio Manager, Age: 45
Two World Trade Center, New York, New York 10048
Vice President of the Manager (since September 1994); an officer of other OppenheimerFunds; formerly a Managing Director of Buckingham Capital Management (February 1994-September 1994), prior to which he was Portfolio Manager and Vice President of the Fund and other Oppenheimer funds and a Vice President of the Manager (July 1991-February 1994).



Carol E. Wolf, Vice President and Money Fund/VA Portfolio Manager, Age: 47 6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager and Centennial (since June 1990); an officer of other Oppenheimer funds.


Arthur J. Zimmer, Vice President and Money Fund/VA Portfolio Manager, Age: 53 6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President of the Manager (since June 1997); Vice President of Centennial (since September 1991); an officer of other
Oppenheimer funds; formerly Vice President of the Manager (October 1990-June
1997).

William Wilby, Vice President and Global Securities Fund/VA Portfolio Manager, Age: 54
Two World Trade Center, New York, NY 10048-0203
Senior Vice President and the Manager (since July 1994) and HarbourView Asset Management Corporation (since October 1993); and officer of other Oppenheimer funds; formerly International Investment Strategist at Brown Brothers Harriman & Co., prior to which he was a Managing Director and Portfolio Manager at AIG Global Investors.

Andrew J. Donohue, Vice President and Secretary; Age: 48
Two World Trade Center, New York, New York 10048
Executive Vice President (since January 1993), General Counsel (since October 1991) and a Director (since September 1995) of the
Manager; Executive Vice President (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice
President, General Counsel and a director of HarbourView Asset Management Corp., Shareholder Services, Inc., Shareholder Financial
Services, Inc. and Oppenheimer Partnership Holdings, Inc. (since September 1995); President and a director of Centennial Asset
Management Corp. (since September 1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996);
General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; Vice President and a Director of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (April 1999) of the Manger; formerly Principal and Chief Operating Officer, Bankers Trust Company
- Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment
Management Corp. (September 1991 - March 1995); and Vice President and Accounting Manager, Merrill Lynch Asset Management (November
1987 - September 1991).

Robert J. Bishop, Assistant Treasurer; Age: 40
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 33
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since
October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting
(April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 50
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant Secretary of
Shareholder Services, Inc. (since May 1985), and Shareholder Financial Services, Inc. (since November 1989); Assistant Secretary
(since October 1997) of Oppenheimer  Millennium  Funds plc and
OppenheimerFunds International Ltd.; an officer of other Oppenheimer funds.

     |X| Remuneration of Trustees. The officers of the Funds and a Trustee of the Fund (Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Funds. The remaining Trustees of the Funds received the compensation shown below. The compensation from the Funds were paid during their fiscal year ended December 31, 1998. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Funds and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1998.

                                 Aggregate Compensation      Total Compensation
                                 from Oppenheimer Variable   From all Denver-
                                 Account Funds                Based
Trustee's Name and Other                                    OppenheimerFunds 1
Positions

Robert G. Avis                    $3,908                     $67,998

William A. Baker                  $4,026                     $69,998

Charles Conrad, Jr.               $3,908                     $67,998

Jon. S. Fossel                    $3,880                     $67,496

Sam Freedman
Audit and Review Committee Member $4,253                     $73,998

Raymond J. Kalinowski
Audit and Review
Committee Member                  $4,253                     $73,998

C. Howard Kast
Audit and Review
Committee Chairman                $4,429                    $76,998

Robert M. Kirchner                $3,908                    $67,998

Ned M. Steel                      $3,908                    $67,998

1.       For the 1998 calendar year.

     |X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds.

     Deferral of Trustee's fees under the plan will not materially affect the Funds' assets, liabilities and net income per share. The plan will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Funds may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

-- Major Shareholders. As of April 1, 1999 the holders of 5% or more of the outstanding shares of any Fund were separate accounts of the following insurance companies and their respective affiliates: (i) Monarch Life Insurance Company ("Monarch"), Springfield, MA; (ii) ReliaStar Bankers Security Life Insurance Company ("ReliaStar"), Minneapolis, MN; (iii) GE Life & Annuity Assurance Company ("GE"), Richmond, VA; (iv) Nationwide Life Insurance Company ("Nationwide"), Columbus, OH; (v) Aetna Life Insurance and Annuity Company ("Aetna"), Hartford, CT; (vi) Massachusetts Mutual Life Insurance Company, Springfield, MA ("MassMutual"), (vii) Jefferson-Pilot Life Insurance Company, Greensboro, NC and Alexander Hamilton Life Insurance Company of America, Concord, NH (collectively, "Jefferson Pilot"); (viii) CUNA Mutual Group ("CUNA"), Madison, WI; (ix) American General Annuity Insurance Company, Houston, TX ("American General"); and (x) Protective Life Insurance Company, Birmingham, AL ("Protective"). Such shares were held as shown in Appendix C. No shares of Class 2 shares of any Fund were outstanding as of that date.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Funds have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

     |X| The Investment Advisory Agreements. The Manager provides investment advisory and management services to each Fund under an investment advisory agreement between the Manager and the Trust for each Fund. The Manager selects securities for the Funds' portfolios and handles their day-to-day business. The portfolio managers of the Funds are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Funds' portfolios. Other members of the Manager's Teams provide the portfolio managers with counsel and support in managing the Funds' portfolios. For Global Securities Fund/VA, this includes George Evans and Frank Jennings. Similarly, other members of the Manager's Fixed Income Portfolio Department, particularly portfolio analysts, traders and other portfolio managers having broad experience with domestic and international government and fixed-income securities, provide the portfolio managers of the High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA with support in managing the portfolios of those Funds.

     The agreements require the Manager, at its expense, to provide the Funds with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

     The Funds pay expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Funds. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Funds to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of each Fund as a whole. Prior to May 1, 1999, the advisory agreement for Aggressive Growth Fund/VA did not include a breakpoint above $800 million. In the event more than one class of shares is issued, the fees would be allocated to each class of shares based upon the relative proportion of a Fund's net assets represented by that class.



                  Management Fees for the Fiscal Year Ended December 31:

 Fund:                      1996          1997            1998

Money Fund/VA           $  445,899      $601,698        $  619,030

High Income Fund/VA     $1,777,754      $1,667,490     $2,383,008

Bond Fund/VA            $2,188,350     $3,281,556      $4,218,231

Aggressive
   Growth Fund/VA       $3,382,840     $5,324,309      $6,564,650

Capital Appreciation
        Fund/VA         $1,139,2551    $2,859,202      $4,369,487

Multiple Strategies
         Fund           $3,132,569     $4,068,887      $4,584,184

Global Securities
    Fund/VA            $ 3,395,740    $5,615,606      $7,167,836

Strategic Bond Fund/VA $  618,338     $1,197,613     $1,860,227

Main Street Growth
   & Income Fund/VA    $  160,819     $ 790,577      $1,742,253

Small Cap
     Growth Fund/VA        N/A         N/A           $   2,2192
____________________
(1) During the fiscal year ended December 31, 1996, the Manager reimbursed Oppenheimer Capital Appreciation Fund/VA $27,276 for certain SEC registration fees incurred in connection with the acquisition by that Fund of J.P. Capital Appreciation Fund, Inc.
(2)From May 1, 1998 (commencement of operations) to December 31, 1998.

The investment advisory agreements state that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

     The agreements permit the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment advisor to a Fund, the Manager may withdraw the right of that Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Funds

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under the investment advisory agreements is to arrange the portfolio transactions for the Funds. The advisory agreements contain provisions relating to the employment of broker-dealers to effect the Funds' portfolio transactions. The Manager is authorized by the advisory agreements to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Funds to obtain, at reasonable expense, the "best execution" of the Funds' portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Funds as established by its Board of Trustees.

     Under the investment advisory agreements, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Funds and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Funds' portfolio transactions, the Manager may also consider sales of shares of the Funds and other investment companies for which the Manager or an affiliate serves as investment adviser.

     Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Funds subject to the provisions of the investment advisory agreements and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

     Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Funds may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Funds ordinarily use the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

     Other funds advised by the Manager have investment policies similar to those of the Funds. Those other funds may purchase or sell the same securities as the Funds at the same time as the Funds, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     Most purchases of debt obligations are principal transactions at net prices. This affects a substantial portion of the portfolio transactions of Money Fund/VA, High Income Fund/VA, Bond Fund/VA and Strategic Bond Fund/VA. Instead of using a broker for those transactions, the Funds normally deal directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Funds seek to obtain prompt execution of these orders at the most favorable net price.

     The investment advisory agreements permit the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to one of the Funds and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

     Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

     The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     The (i) total brokerage commissions paid by the Funds (other than Money Fund/VA, which paid no brokerage commissions), not including spreads or concessions on principal transactions on a net trade basis, for the Funds' fiscal year ended December 31, 1996, 1997 and 1998; and (ii) for the Funds' fiscal year ended December 31, 1998, the amount of transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services, is shown in the chart below:



                                                       Total Amount        Commissions Paid
                   Total Brokerage Commissions         of Transactions      For
                       Paid by the Funds
Fund              1996           1997         1998       1998              1998
High Income       $  24,248      $ 20,256     $62,251    $   1,781,914     $       447
Fund/VA
Bond Fund/VA      $  13,852      $ 26,799     $91,170    $ 17,835,169      $     1,500
Strategic Bond
Fund/VA           $  11,995      $ 17,121     $219,537   $ 13,052,225      $     7,186
Aggressive Growth
Fund/VA           $ 507,501      $810,749     $1,264,440 $244,597,427      $   398,286
Capital Appreciation
Fund/VA           $215,286       $506,443     $805,082   $332,363,432      $  483,496
Small Cap Growth
Fund/VA            --             --          $    839   $     19,016      $       66
Global Securities
Fund/VA           $2,101,076     $2,114,523   $2,900,162 $977,222,013      $2,552,195
Multiple Strategies
Fund/VA           $   351,373    $   500,783  $430,211   $119,112,266      $   238,988
Main Street Growth
& Income Fund/VA  $    71,023    $   209,630  $458,120   $144,672,877      $   293,175

Distribution and Service Plans

     The Distributor. Under its General Distributor's Agreements with the Funds, OppenheimerFunds Distributor, Inc. will act as the principal underwriter of the Funds, Class 2 shares, if and when shares of that class are issued. There is no general distributor for the Funds' shares without numerical designation.

Class 2 Service Plans

     Each Fund has adopted a Service Plan for its Class 2 shares under Rule 12b-1 of the Investment Company Act, pursuant to which each Fund would make payments to the Distributor in connection with the distribution and/or servicing of the shares of Class 2. Each Class 2 Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the Manager as the then-sole initial holder of such shares. As of the date of this Statement of Additional Information, no Class 2 shares have been issued and therefore no payments have been made under the Plans.

     Under the Class 2 Plans, no payment will be made to any insurance company separate account sponsor or affiliate thereof under a Fund's Class 2 Plan (each is referred to as a "Recipient") in any quarter if the aggregate net assets of a Fund's shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at 0.10% of average annual net assets and set no minimum amount.

     Under the Plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time may use their own resources (which, as to the Manager, may include profits derived from the advisory fee it receives from each respective Fund) to make payments to Recipients for distribution and administrative services they perform. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of distribution assistance payments they make to Recipients from their own assets.

     Unless terminated as described below, each Class 2 Plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Class 2 Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. For purposes of voting with respect to the Class 2 Plans, Account owners are considered to be shareholders of a Fund's shares. No Class 2 Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by Account owners of the class affected by the amendment. All material amendments must be approved by the Board and a majority of the Independent Trustees.

     While the plans are in effect and Class 2 shares are outstanding, the Treasurer of the Trust must provide separate written reports to the Trust's Board of Trustees at least quarterly describing the amount of payments made pursuant to each Plan and the purposes for which the payments were made. These reports are subject to the review and approval of the Independent Trustees.

     The Class 2 Plans provide for the Distributor to be reimbursed for its distribution related services. The Distributor will pay insurance company separate account sponsors that offer Class 2 shares for certain activities, as described in the Prospectus.

Performance of the Funds

Explanation of Performance Terminology. The Funds use a variety of terms to illustrate their investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Funds' performance as of the Funds' most recent fiscal year end. You can obtain current performance information by calling the Funds' Transfer Agent at 1-888-470-0861.

     The Funds' illustrations of their performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by a Fund of its performance data must include the average annual total returns for the advertised class of shares of that Fund. Those returns must be shown for the 1, 5 and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

     Use of standardized performance calculations enables an investor to compare the Funds' performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Funds' performance information as a basis for comparison with other investments:

     |_| Total returns measure the performance of a hypothetical account in a Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.

|_| The Fund's performance does not reflect the charges deducted from an investor's separate account by the insurance company or other sponsor of that separate account, which vary from product to product. If these charges were deducted, performance will be lower than as described in the Fund's Prospectus and Statement of Additional Information. In addition, the separate accounts may have inception dates different from those of the Funds.

|_| An investment in the Fund is not insured by the FDIC or any other government agency.

|_| The Funds' performance returns do not reflect the effect of taxes on dividends and capital gains distributions.

|_| The principal value of the Funds' shares and total returns are not guaranteed and normally will fluctuate on a daily basis.1

|_| When an investor's shares are redeemed, they may be worth more or less than their original cost.1

|_| Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns. The Funds' total returns should not be expected to be the same as the returns of other Oppenheimer funds, whether or not such other funds have the same portfolio managers and/or similar names.

The Funds' total returns are affected by market conditions, the quality of that Funds' investments, the maturity of debt investments, the types of investments that Fund holds, and its operating expenses.

     |X| Total Return Information. There are different types of "total returns" to measure the Funds' performance. Total return is the change in value of a hypothetical investment in a Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Funds use standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

_________________

1. These statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per shares. There can be no assurance that Money Fund/VA will be able to do so.

     |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                         (          ) 1/n
                         (  ERV     )
                         ( ______   )    - 1  = Average Annual Total Return
                         (   P      )

     |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:


                              ERV - P
                              --------  = Total Return
                                P

The Funds' Total Returns for the Periods Ended 12/31/98


                                      Average Annual Total Return For:




                                        Five Year        Ten Year                       Cumulative
                        Fiscal Year     Period Ended     Period         Inception       Total Return
                         Ended           12/31/98         Ended          to             From Inception 1
Fund                    12/31/98                         12/31/98       12/31/98        to 12/31/98
High Income Fund/VA     .31%           8.62%             12.71%         12.26%          230.92%

Bond Fund/VA            6.80%          7.01%             9.28%           9.66%           142.96%

Aggressive Growth
     Fund/VA           12.36%          13.06%            16.12%         15.07%           345.69%

Capital Appreciation
       Fund/VA         24.00%          22.10%            16.85%         16.03%           374.69%

Multiple Strategies
       Fund/VA         6.66%          11.43%             11.22%        11.57%            189.65%

Global Securities
       Fund/VA         14.11%           9.67%              n/a         12.49%            160.49%

Strategic Bond
     Fund/VA           2.90%            6.83%              n/a          6.79%             45.03%

Main Street Growth &
Income Fund/VA         4.70%           n/a                 n/a        27.00%             130.22%

Small Cap Growth
    Fund/VA           -4.00%           n/a                 n/a         -4.00%             -4.00%

_____________
(1)Inception dates are as follows: 4/30/86 for High Income Fund/VA; 4/3/85 for Bond Fund/VA and Capital Appreciation Fund/VA; 8/15/86 for Aggressive Growth Fund/VA; 2/9/87 for Multiple Strategies Fund/VA; 11/12/90 for Global Securities Fund/VA; 5/3/93 for Strategic
Bond Fund/VA; 7/5/95 for Main Street Growth & Income Fund/VA and 5/1/98 for Small Cap Growth Fund/VA.

     |_| Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a stated 30-day period. It is not based on actual distributions paid by the Fixed Income Funds to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

     Standardized yield is calculated using the following formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                                         a - b      6
               Standardized Yield = 2 [ (----- + 1)   - 1]
                                           cd

         The symbols above represent the following factors:

         a =   dividends and interest earned during the 30-day period.

         b =   expenses accrued for the period (net of any expense
                assumptions).

         c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.

         d = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day period.

     |_| Dividend Yield. The Fixed Income Funds may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

    Dividend Yield = dividends paid x 12/maximum offering price (payment date)

                 Yields for the 30-Day Periods Ended 12/31/98
Fund                           Standardized Yield            Dividend Yield

High Income Fund/VA             9.47%                           8.77%
Bond Fund/VA                    6.24%                           6.81%
Strategic Bond Fund/VA          8.38%                           7.03%


     |_| Money Fund/VA Yields. The current yield for Money Fund/VA is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

     The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

     The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent. The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Fund's portfolio securities which may affect dividends. Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

Other Performance Comparisons. The Funds may compare their performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Funds may also compare their performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

     |X| Lipper Rankings. From time to time the Funds may publish the rankings of their performance by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Funds, and ranks their performance for various periods based on categories relating to investment objectives. Lipper currently ranks the Funds' performance against other funds in the same investment category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

     |X| Morningstar Ratings and Rankings. From time to time the star rating and ranking of the performance of separate accounts that hold Fund shares will be determined by Morningstar, an independent mutual fund monitoring service. Morningstar rates and ranks separate accounts that hold mutual funds in broad investment categories. The results may be published by or for the Funds or the separate account sponsors.

     Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures one-, three-, five- and ten-year average annual total returns (depending on the inception of the separate account) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a separate account performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the average fund in a fund's category. Five stars is the highest rating (top 10% of separate accounts in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current overall star rating is the separate account's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40%
respectively), or its combined 3-, 5-, and 10- year rating (weighted 40%, 30% and 30%, respectively), depending on the inception date of the separate accounts. Ratings are subject to change monthly.

     The total return rating of a separate account holding shares of a Fund may also be compared to that of other separate accounts in its Morningstar category, in addition to its star ratings. Those total return ratings are percentages from one percent to one hundred percent and are not risk adjusted. For example, if a separate account is in the 94th percentile, that means that 94% of the separate accounts in the same category performed better than it did.

     |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Funds may include in advertisements and sales literature performance information about the Funds cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The Funds' performance may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors may also wish to compare the returns on the Funds' shares to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Funds' returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily,1 while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

          From time to time, the Funds may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, insurance sponsors, shareholders or others.



ABOUT YOUR ACCOUNT


How to Buy and Sell Shares

          Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity and other insurance company separate accounts, as explained in the Funds' Prospectuses for the Funds and for the insurance product you have selected. Therefore, instructions from an investor to buy or sell shares of the Funds should be directed to the insurance sponsor for the investor's separate account, or that insurance sponsor's agent.

          |X| Allocation of Expenses. The Funds pay expenses related to its daily operations, such as custodian bank fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

          If and when more than one class of the Funds' shares are issued, the methodology for calculating the net asset value, dividends and distributions of the Fund's share classes would recognize two types of expenses. General expenses that do not pertain specifically to any one class would be allocated pro rata to the shares of all classes. The allocation would be based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

          Other expenses that are directly attributable to a particular class would be allocated equally to each outstanding share within that class. Examples of such expenses include service plan (12b-1) fees of Class 2 shares, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Funds are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

          Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Funds' net asset values will not be calculated on those days, and the values of some of the Fund's portfolio securities may change significantly on those days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

          Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Funds' calculation of their net asset values that day unless the Board of Trustees determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

          |X|   Securities   Valuation.1   The  Funds'  Board  of  Trustees  has
     established procedures for the valuation of the Funds' securities. In general those procedures are as follows:

          |_| Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:

        (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or

          (2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.

          |_| Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or

          (2) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

          |_| Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

|_| The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Funds' Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

________________
1. These statements do not apply to Money Fund/VA, which seeks to maintain a stable net asset value of $1.00 per shares. There can be no assurance that Money Fund/VA will be able to do so.


(1) debt instruments that have a maturity of more than 397 days when issued,

(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and

(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

|_| The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

|_| Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

          In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

          The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

          Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

          When a Fund writes an option, an amount equal to the premium received is included in that Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by a Fund is exercised, the proceeds are increased by the premium received. If a call or put written by a Fund expires, that Fund has a gain in the amount of the premium. If that Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If a Fund exercises a put it holds, the amount that Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

Money Fund/VA Net Asset Valuation Per Share. Money Fund/VA will seek to maintain a net asset value of $1.00 per share for purchases and redemptions. There can be no assurance it will do so. Money Fund/VA operates under Rule 2a-7 under which it may use the amortized cost method of valuing their shares. The Funds' Board of Trustees has adopted procedures for that purpose. The amortized cost method values a security initially at its cost and thereafter assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized capital gains or losses.

          The Funds' Board of Trustees has established procedures intended to stabilize Money Fund/VA's net asset value at $1.00 per share. If Money Fund/VA's net asset value per share were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board promptly to consider what action, if any, should be taken. If the Trustees find that the extent of any such deviation may result in material dilution or other unfair effects on shareholders, the Board will take whatever steps it considers appropriate to eliminate or reduce such dilution or unfair effects, including, without limitation, selling portfolio securities prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the outstanding number of shares of that Fund without monetary consideration, or calculating net asset value per share by using available market quotations.

          As long as Money Fund/VA uses Rule 2a-7, it must abide by certain conditions described in the Prospectus which limit the maturity of securities that Fund buys. Under Rule 2a-7, the maturity of an instrument is generally considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made), with special exceptions for certain variable rate demand and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having maturity equal to the period scheduled until repurchase or return, or if subject to demand, equal to the notice period.

          While amortized cost method provides certainty in valuation, there may be periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price Money Fund/VA would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of that Fund may tend to be lower (and net investment income and daily dividends higher) than market prices or estimates of market prices for its portfolio. Thus, if the use of amortized cost by the funds resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Money Fund/VA would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in that Fund would receive less investment income than if Money Fund/VA were priced at market value. Conversely, during periods of rising interest rates, the daily yield on shares of that Fund will tend to be higher and its aggregate value lower than that of a portfolio priced at market value. A prospective investor would receive a lower yield than from an investment in a portfolio priced at market value, while existing investors in Money Fund/VA would receive more investment income than if that Fund were priced at market value.

Dividends, Capital Gains and Taxes

          Dividends and Distributions. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Funds' portfolios, and expenses borne by the Funds or borne separately by a class (if more than one class of shares are outstanding). Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, if and when Class 2 shares are ever issued, dividends on Class 2 shares are expected to be lower. That is because of the effect of the service fee on Class 2 shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Funds' dividends and capital gains distributions is briefly highlighted in the Prospectus, and may also be explained in the prospectus for the insurance product you have selected.

          The Funds intend to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). If the Funds qualify as "regulated investment companies" under the Internal Revenue Code, they will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Funds qualified as regulated investment companies in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Funds might not meet in any particular year. If it did not so qualify, the Funds would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

Additional Information About the Funds

The Transfer Agent. OppenheimerFunds Services, Inc., the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of record (the participating insurance companies that hold shares in their separate accounts). It also handles administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Contract owners should refer inquiries about their accounts as directed by the instructions in the prospectus of their insurance product.

The Custodian Bank. The Bank of New York is the custodian bank for the Funds' assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Funds. It will be the practice of the Funds to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Funds' cash balances with the custodian bank in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Funds. They audit the Funds' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Oppenheimer Variable Account Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund (formerly Oppenheimer Capital Appreciation Fund), Oppenheimer Growth Fund, Oppenheimer
Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Growth & Income Fund and Oppenheimer Small Cap Growth Fund (all of which are series of Oppenheimer Variable Account Funds) as of December 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1998 and 1997, and the financial highlights for the applicable periods ended December 31, 1998, 1997, 1996, 1995 and 1994. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Money Fund, Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Global Securities Fund, Oppenheimer Strategic Bond Fund, Oppenheimer Growth & Income Fund and Oppenheimer Small Cap Growth Fund as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
---------------------------
DELOITTE & TOUCHE LLP

Denver, Colorado
January 25, 1999


OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                              PRINCIPAL
VALUE
                                                              AMOUNT
NOTE 1
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.2%
-------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.25%, dated
12/31/98, to be repurchased at $1,801,250 on 1/4/99,
collateralized by Federal National Mortgage Assn.
Participation Nts., 6% 12/1/13, with a value of $1,842,032    $ 1,800,000
$    1,800,000
-------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 2.0%
-------------------------------------------------------------------------------------------
Societe Generale, 5.80%, 3/31/99
3,000,000        3,000,215
-------------------------------------------------------------------------------------------
LETTERS OF CREDIT - 9.6%
-------------------------------------------------------------------------------------------
Abbey National plc, guaranteeing commercial paper of Abbey
National North America Corp., 5.50%, 2/4/99
3,500,000        3,481,820
-------------------------------------------------------------------------------------------
Bank of America, NT & SA, guaranteeing commercial paper of
Minmetals Capitals & Securities, Inc., 4.95%, 3/8/99
4,000,000        3,963,700
-------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of:
Banca Serfin, SA, Institucion de Banca Multiple, Grupo
Financiero Serfin, Nassau Branch, 5.42%, 5/26/99
1,500,000        1,467,254
Pactual Overseas Corp., 5.05%, 5/14/99
2,750,000        2,698,693
-------------------------------------------------------------------------------------------
Bayerische Veriensbank AG, guaranteeing commercial paper of
Unibanco-Uniao de Bancos Brasileiros, Series D, 5.05%,
4/16/99
3,000,000        2,955,813

---------------
Total Letters of
Credit                                                         14,567,280
-------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 86.9%
-------------------------------------------------------------------------------------------
ASSET-BACKED - 11.1%
Atlantis One Funding Corp., 5.20%, 5/14/99(1)
2,500,000        2,451,326
-------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc.:
Series A, 4.92%, 4/21/99
1,500,000        1,477,450
Series B, 4.92%, 4/23/99
1,000,000          984,693
-------------------------------------------------------------------------------------------
Park Avenue Receivables Corp., 5.60%, 1/13/99(1)
4,000,000        3,992,600
-------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4.93%, 6/21/99(1)
3,000,000        2,929,890
-------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.50%, 1/29/99(1)
2,500,000        2,489,500
5.50%, 2/12/99(1)
2,500,000        2,483,958

---------------

16,809,417
-------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES - 4.5%
Bankers Trust Co., New York:
5.01%, 7/15/99
2,000,000        1,945,725
5.05%, 6/2/99
5,000,000        4,893,389

---------------

6,839,114
-------------------------------------------------------------------------------------------
BEVERAGES - 2.3%
Coca-Cola Enterprises, Inc., 5.11%, 3/4/99(1)
3,500,000        3,469,198
-------------------------------------------------------------------------------------------
BROKER/DEALERS - 17.5%
Bear Stearns Cos., Inc., 4.92%, 2/18/99(2)
2,000,000        2,000,000
-------------------------------------------------------------------------------------------
Goldman Sachs Group, LP:
5%, 4/20/99
4,000,000        3,939,445
5.10%, 3/22/99
3,000,000        2,966,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                              PRINCIPAL
VALUE
                                                              AMOUNT
NOTE 1
-------------------------------------------------------------------------------------------
BROKER/DEALERS (CONTINUED)
Lehman Brothers Holdings, Inc., 5.495%, 2/25/99               $ 1,000,000
$      991,605
-------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.50%, 2/26/99
3,000,000        2,974,333
5.51%, 2/12/99
2,500,000        2,483,929
-------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 5.50%, 1/4/99(2)
4,300,000        4,300,000
-------------------------------------------------------------------------------------------
NationsBanc Montgomery Securities, LLC, 5.70%, 1/4/99(2)
5,000,000        5,000,000
-------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc., 5.15%, 2/18/99
2,000,000        1,986,267

---------------

26,641,579
-------------------------------------------------------------------------------------------
COMMERCIAL FINANCE - 12.6%
Countrywide Home Loans:
5.25%, 2/27/99(2)
1,200,000        1,200,000
5.50%, 1/8/99
4,000,000        3,995,722
-------------------------------------------------------------------------------------------
FINOVA Capital Corp.:
5.32%, 5/7/99
2,300,000        2,257,174
5.33%, 2/26/99
1,250,000        1,239,597
5.38%, 5/21/99
1,000,000          979,311
-------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.289%, 1/11/99(2)
1,500,000        1,500,000
6.51%, 9/20/99
2,080,000        2,095,221
-------------------------------------------------------------------------------------------
Safeco Cedit Co., 4.95%, 6/11/99
2,000,000        1,955,725
-------------------------------------------------------------------------------------------
TransAmerica Finance Corp., 5.11%, 3/1/99
4,000,000        3,966,501

---------------

19,189,251
-------------------------------------------------------------------------------------------
CONSUMER FINANCE - 2.6%
Sears Roebuck Acceptance Corp., 4.90%, 6/23/99
4,000,000        3,905,811
-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 7.5%
General Motors Acceptance Corp.:
5.48%, 1/28/99
3,000,000        2,987,603
5.50%, 2/19/99
1,500,000        1,488,771
-------------------------------------------------------------------------------------------
Household Finance Corp., 4.948%, 3/29/99(2)
5,000,000        4,999,178
-------------------------------------------------------------------------------------------
Household International, Inc., 5.21%, 2/3/99(1)
2,000,000        1,990,448

---------------

11,466,000
-------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.6%
Atlas Copco AB:
5.27%, 4/21/99(1)
3,000,000        2,951,692
5.42%, 1/19/99(1)
4,000,000        3,989,160

---------------

6,940,852
-------------------------------------------------------------------------------------------
INSURANCE - 17.8%
AIG Life Insurance Co., 5.62%, 1/4/99(2)(3)
3,000,000        3,000,000
-------------------------------------------------------------------------------------------
General American Life Insurance Co., 5.24%, 1/4/99(2)
5,000,000        5,000,000
-------------------------------------------------------------------------------------------
Pacific Life Insurance Co., 4.73%, 1/4/99(2)(3)
5,000,000        5,000,000
-------------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.577%, 1/4/99(2)
5,000,000        5,000,000
-------------------------------------------------------------------------------------------
Safeco Corp., 4.90%, 6/17/99
2,000,000        1,954,539
-------------------------------------------------------------------------------------------
Security Benefit Life Insurance Co., 5.577%, 1/4/99(2)
5,000,000        5,000,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                              PRINCIPAL
VALUE
                                                              AMOUNT
NOTE 1
-------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
Travelers Insurance Co., 5.034%, 1/4/99(2)(3)                 $ 2,000,000
$    2,000,000

---------------

26,954,539
-------------------------------------------------------------------------------------------
LEASING & FACTORING - 4.4%
American Honda Finance Corp., 5.219%, 1/20/99(2)(4)
3,000,000        3,000,000
-------------------------------------------------------------------------------------------
International Lease Finance Corp., 6.625%, 4/1/99
3,675,000        3,685,758

---------------

6,685,758
-------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL - 2.0%
SMM Trust, Series 1998-I, 5.624%, 5/28/99(2)(3)
3,000,000        3,000,000

---------------
Total Short-Term
Notes                                                         131,901,519
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
99.7%     151,269,014
-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES
0.3          529,786
                                                              -----------
---------------
NET ASSETS                                                          100.0%
$  151,798,800
                                                              -----------
---------------
                                                              -----------
---------------

Short-term notes and letters of credit are generally traded on a discount basis;
the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $26,747,772, or 17.62% of the
Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

3. Identifies issues considered to be illiquid or restricted -- See applicable note of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,000,000, or 1.98% of the Fund's net assets as of December 31, 1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 2.5%
-------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding
I Corp., Multiclass Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. H, 7%, 6/17/29(2)            $      200,000  $      137,562
-------------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-D4:
Cl. B1, 7.525%, 4/14/29(3)                       167,000         133,913
Cl. B2, 7.525%, 4/14/29(3)                       167,000         129,477
Cl. B3, 7.525%, 4/14/29(3)                       166,000         117,186
-------------------------------------------------------------------------
CBA Mortgage Corp., Mtg.
Pass-Through Certificates, Series
1993-C1:
Cl. E, 7.76%, 12/25/03(2)(3)                     250,000         232,969
Cl. F, 7.76%, 12/25/03(2)(3)                     700,000         571,594
-------------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates, Series 1997-C1:
Cl. F, 7.50%, 6/20/13(2)                         300,000         233,906
Cl. G, 7.50%, 6/20/14(2)                         500,000         357,969
Cl. H, 7.50%, 8/20/14(2)                         225,000         154,406
-------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
8.098%, 2/25/11-5/25/08(2)(3)                  1,800,000       1,423,500
-------------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 1996-C1, Cl.
E, 7.436%, 3/15/06(2)(3)                         835,342         781,567
-------------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl.
F, 7.452%, 5/20/07(2)                            254,890         211,768
-------------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26               638,732         629,102
Series 1994-C2, Cl. G, 8%, 4/25/25               702,303         684,746
Series 1995-C1, Cl. F, 6.90%,
2/25/27                                          574,328         537,401
-------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Series 1996-B, Cl.
1, 7.132%, 4/25/26(2)                          1,452,915       1,072,433
-------------------------------------------------------------------------
Structured Asset Securities Corp.,
Multiclass Pass-Through
Certificates, Series 1996-C3, Cl.
E, 8.458%, 6/25/30(4)                            650,000         628,977
                                                          ---------------
Total Mortgage-Backed Obligations
(Cost $7,948,598)                                              8,038,476

-------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
2.2%
-------------------------------------------------------------------------
Argentina (Republic of) Bonds,
Bonos de Consolidacion de Deudas,
Series I, 3.011%, 4/1/07(3)(ARP)               2,880,683       1,856,930
-------------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds, 8%, 4/15/14                588,810         351,814
-------------------------------------------------------------------------
Brazil (Federal Republic of)
Eligible Interest Bonds, 6.125%,
4/15/06(3)                                     1,056,000         681,120
-------------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded
Interest Reduction Bearer Bonds,
Tranche A, 2.50%, 7/28/12(5)                     500,000         286,250
-------------------------------------------------------------------------
Bulgaria (Republic of) Interest
Arrears Bonds, 6.688%, 7/28/11(3)              1,450,000         975,125
-------------------------------------------------------------------------
Germany (Republic of) Treasury
Bills, Zero Coupon, 3.404%,
1/15/99(6)(DEM)                                3,000,000       1,799,162
-------------------------------------------------------------------------
Panama (Government of) Interest
Reduction Bonds, 4%, 7/17/14(5)                  275,000         205,563
-------------------------------------------------------------------------
Peru (Republic of) Past Due
Interest Bonds, Series 20 yr., 4%,
3/7/17(5)                                        400,000         252,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
-------------------------------------------------------------------------
Philippines (Republic of) Debs.,
6%, 12/1/09(3)                            $      149,600  $      122,298
-------------------------------------------------------------------------
PT Hutama Karya Promissory Nts.,
Zero Coupon, 2/10/98 (2)(7)(IDR)           1,000,000,000          31,250
-------------------------------------------------------------------------
Russia (Government of) Debs.,
5.969%, 12/15/15(3)                               17,680           1,956
-------------------------------------------------------------------------
Russia (Government of) Principal
Loan Debs., Series 24 yr., 5.969%,
12/15/20(3)                                    1,050,000          64,982
-------------------------------------------------------------------------
United Mexican States Sr. Nts.,
8.625%, 3/12/08                                  500,000         463,750
                                                          ---------------
Total Foreign Government
Obligations (Cost $7,573,982)                                  7,092,200
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 77.1%
-------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.5%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                               1,000,000       1,045,000
-------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                            800,000         804,000
10.50% Sr. Nts., 8/1/04                          700,000         731,500
-------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(2)                     1,325,000       1,328,312
9.375% Sr. Nts., 11/15/06(4)                   1,000,000       1,025,000
10.75% Sr. Nts., 8/1/05                          700,000         738,500
-------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Sub.
Nts., 11/1/08(4)                               1,840,000       1,959,600
-------------------------------------------------------------------------
Constellation Finance LLC, 9.80%
Airline Receivable Asset-Backed
Nts., Series 1997-1, 1/1/01(2)                   800,000         784,000
-------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc.,
Units (each unit consists of $1,000
principal amount of 12% sr. sub.
nts., 9/30/08 and one warrant to
purchase 1.55 shares of common
stock)(4)(8)                                   1,750,000       1,758,750
-------------------------------------------------------------------------
Pegasus Aircraft Lease
Securitization Trust, 11.76% Sr.
Nts., Series 1997-A, Cl. B,
6/15/04(2)                                       317,051         338,104
-------------------------------------------------------------------------
Trans World Airlines Lease, 14%
Equipment Trust, 7/2/08(2)                       855,765         847,208
                                                          ---------------
                                                              11,359,974
-------------------------------------------------------------------------
CHEMICALS - 1.5%
Brunner Mond Group plc, 12.50% Sr.
Sub. Nts., 7/15/08(4)(GBP)                     1,200,000       1,840,381
-------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07                          500,000         505,000
-------------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07              275,000         257,125
-------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., Series B, 9/15/07                     330,000         265,650
-------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25%
Sec. Nts., 10/15/07                              500,000         387,500
-------------------------------------------------------------------------
Pioneer Americas Acquisition Corp.,
9.25% Sr. Nts., 6/15/07                          400,000         322,000
-------------------------------------------------------------------------
Sovereign Specialty Chemicals,
Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                                 795,000         810,900
-------------------------------------------------------------------------
Sterling Chemicals, Inc., 11.25%
Sr. Sub. Nts., 4/1/07                            250,000         211,250
-------------------------------------------------------------------------
Texas Petrochemicals Corp., 11.125%
Sr. Sub. Nts., 7/1/06                            280,000         277,200
                                                          ---------------
                                                               4,877,006
-------------------------------------------------------------------------
CONSUMER DURABLES - 0.3%
Holmes Products Corp., 9.875% Sr.
Unsec. Sub. Nts., Series B,
11/15/07                                         425,000         403,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
CONSUMER DURABLES (CONTINUED)

TAG Heuer International SA, 12% Sr.
Sub. Nts., 12/15/05(2)                    $      350,000  $      406,353
                                                          ---------------
                                                                 810,103
-------------------------------------------------------------------------
CONSUMER NON-DURABLES - 3.0%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs.,
7/1/09(4)(9)                                   1,080,000         426,600
10.50% Sr. Nts., 7/1/08(4)                     1,000,000         955,000
-------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05                    880,000         506,000
-------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Sub.
Nts., 8/15/08(4)                                 900,000         918,000
-------------------------------------------------------------------------
Globe Manufacturing, Inc., 10% Sr.
Sub. Nts., 8/1/08(4)                             900,000         819,000
-------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50%
Sr. Unsec. Sub. Nts., 5/1/08                     720,000         723,600
-------------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08            2,200,000       2,013,000
9% Sr. Nts., 11/1/06(4)                        1,000,000       1,000,000
-------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon
Sr. Sec. Disc. Nts., Series B,
11.41%, 3/15/01(6)                             1,250,000         718,750
-------------------------------------------------------------------------
Salton/Maxim Housewares, Inc.,
10.75% Sr. Sub. Nts., 12/15/05(4)              1,000,000       1,011,250
-------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Sub. Nts., 7/1/08                            600,000         573,000
-------------------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06                     235,000         249,100
                                                          ---------------
                                                               9,913,300
-------------------------------------------------------------------------
ENERGY - 4.0%
AEI Resources, Inc., 11.50% Sr.
Sub. Nts., 12/15/06(4)                           750,000         744,375
-------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr.
Sub. Nts., 6/15/07                               480,000         391,200
-------------------------------------------------------------------------
Clark Refinancing & Marketing,
Inc., 8.875% Sr. Sub. Nts.,
11/15/07                                       1,040,000         930,800
-------------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts.,
Series B, 12/1/05                                275,000         254,375
-------------------------------------------------------------------------
Dailey International, Inc., 9.50%
Sr. Unsec. Nts., Series B, 2/15/08               800,000         356,000
-------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr.
Sub. Nts., 3/1/08                                800,000         676,000
-------------------------------------------------------------------------
Empresa Electric Del Norte, 10.50%
Sr. Debs., 6/15/05(4)                          1,000,000         685,000
-------------------------------------------------------------------------
Gothic Production Corp., 11.125%
Sr. Sec. Nts., Series B, 5/1/05(4)               500,000         392,500
-------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/15/08                 1,025,000         702,125
-------------------------------------------------------------------------
National Energy Group, Inc., 10.75%
Sr. Nts., Series D, 11/1/06(7)                   810,000         303,750
-------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr.
Sec. Nts., 6/1/08                              1,420,000       1,143,100
-------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                   1,800,000       1,827,000
-------------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
9.375% Sr. Sub. Debs., 2/1/06                  1,175,000       1,104,500
-------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub.
Nts., 5/15/07                                    800,000         744,000
-------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec.
Nts., 2/15/08                                  1,060,000         747,300
-------------------------------------------------------------------------
Statia Terminals
International/Statia Terminals
(Canada), Inc., 11.75% First Mtg.
Nts., Series B, 11/15/03                         225,000         226,125
-------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub.
Nts., 9/15/07                                    735,000         712,950
-------------------------------------------------------------------------
Universal Compression Holdings,
Inc.:
0%/9.875% Sr. Disc. Nts.,
2/15/08(9)                                     1,325,000         801,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
ENERGY (CONTINUED)
Universal Compression Holdings,
Inc.: (Continued)
0%/11.375% Sr. Disc. Nts.,
2/15/09(9)                                $      720,000  $      432,000
                                                          ---------------
                                                              13,174,725
-------------------------------------------------------------------------
FINANCIAL - 1.5%
Bakrie Investindo, Zero Coupon
Promissory Nts., 3/26/98(2)(7)(IDR)        1,000,000,000          31,250
-------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07                                          517,000         416,185
-------------------------------------------------------------------------
CB Richard Ellis Services, Inc.,
8.875% Sr. Unsec. Sub. Nts., 6/1/06              900,000         886,500
-------------------------------------------------------------------------
ECM Fund, L.P. I., 14% Sub. Nts.,
6/10/02(2)                                        36,714          36,807
-------------------------------------------------------------------------
Local Financial Corp., 11% Sr.
Nts., 9/8/04(4)                                  800,000         812,000
-------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875%
Capital Nts., 8/1/27                             450,000         362,250
-------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts.,
6/19/03(IDR)                                 657,200,000           9,858
-------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 9.75% Sr. Sec. Nts., Series
B, 4/1/08                                      2,000,000       1,870,000
-------------------------------------------------------------------------
Southern Pacific Funding Corp.,
11.50% Sr. Nts., 11/1/04(7)                      300,000          81,000
-------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts.,
1/1/28                                           550,000         496,375
                                                          ---------------
                                                               5,002,225
-------------------------------------------------------------------------
FOOD & DRUG - 1.7%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B,
12/1/04                                          300,000         285,000
10.625% Sr. Sub. Nts., Series B,
7/31/07                                        1,135,000       1,064,062
-------------------------------------------------------------------------
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon
Nts., 11/1/03(9)                               2,710,000       2,235,750
12.625% Sub. Nts., 6/15/02                       900,000         882,000
-------------------------------------------------------------------------
Randall's Food Markets, Inc.,
9.375% Sr. Sub. Nts., Series B,
7/1/07                                         1,060,000       1,152,750
                                                          ---------------
                                                               5,619,562
-------------------------------------------------------------------------
FOOD/TOBACCO - 1.6%
Aurora Foods, Inc., 8.75% Sr. Sub.
Nts., Series B, 7/1/08                           520,000         543,400
-------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr.
Disc. Nts., Series B, 12/15/07(9)                750,000         517,500
-------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/1/05                  1,600,000       1,608,000
-------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec.
Sub. Nts., 3/15/10                               400,000         410,000
-------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr.
Unsec. Sub. Nts., 2/15/08                        925,000         934,250
-------------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sec. Sub. Nts., 11/15/07            1,175,000       1,139,750
                                                          ---------------
                                                               5,152,900
-------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 1.0%
Ball Corp.:
7.75% Sr. Nts., 8/1/06(4)                        700,000         735,000
8.25% Sr. Sub. Nts., 8/1/08(4)                   800,000         836,000
-------------------------------------------------------------------------
Four M Corp., 12% Sr. Sec. Nts.,
Series B, 6/1/06                                 190,000         141,550
-------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                1,330,000       1,323,350
10.875% Sr. Sub. Nts., 4/1/08                    200,000         182,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS
(CONTINUED)

SF Holdings Group, Inc., 0%/12.75%
Sr. Disc. Nts., 3/15/08(9)                $      600,000  $      213,000
                                                          ---------------
                                                               3,430,900
-------------------------------------------------------------------------
GAMING/LEISURE - 5.5%
AP Holdings, Inc., 0%/11.25% Sr.
Disc. Nts., 3/15/08(9)                           450,000         245,250
-------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08                                    940,000         869,500
-------------------------------------------------------------------------
Capital Gaming International, Inc.,
11.50% Promissory Nts., 8/1/95(7)                  9,500              --
-------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub.
Nts., 8/15/07                                    840,000         823,200
-------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125%
Sr. Sub. Nts., 7/1/06                            500,000         500,000
-------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% First
Mtg. Sec. Nts., 12/1/03                          630,000         689,850
-------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr.
Sub. Nts., 4/1/05                              1,600,000       1,608,000
-------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr.
Unsec. Sub. Nts., 6/1/06                         120,000         130,200
-------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                             1,300,000       1,348,750
-------------------------------------------------------------------------
Intrawest Corp.:
9.75% Sr. Nts., 8/15/08                          900,000         927,000
9.75% Sr. Unsec. Nts., 8/15/08(4)                600,000         618,000
-------------------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                         725,000         873,625
-------------------------------------------------------------------------
Outboard Marine Corp., 10.75% Sr.
Nts., 6/1/08(4)                                  590,000         578,200
-------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 12/15/05(4)                800,000         805,000
-------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(9)               1,200,000         819,000
9.25% Sr. Nts., 4/1/06                           600,000         623,250
-------------------------------------------------------------------------
Rio Hotel & Casino, Inc.:
9.50% Sr. Sub. Nts., 4/15/07                   1,000,000       1,110,000
10.625% Sr. Sub. Nts., 7/15/05                   125,000         136,875
-------------------------------------------------------------------------
Showboat Marina Casino
Partnership/Showboat Marina Finance
Corp., 13.50% First Mtg. Nts.,
Series B, 3/15/03                              1,125,000       1,276,875
-------------------------------------------------------------------------
Six Flags Entertainment Corp.,
8.875% Sr. Nts., 4/1/06                        1,000,000       1,031,250
-------------------------------------------------------------------------
Station Casinos, Inc.:
8.875% Sr. Sub. Nts., 12/1/08(4)               1,250,000       1,275,000
9.625% Sr. Sub. Nts., 6/1/03                     200,000         207,220
9.75% Sr. Sub. Nts., 4/15/07                     800,000         840,000
10.125% Sr. Sub. Nts., 3/15/06                   800,000         842,000
                                                          ---------------
                                                              18,178,045
-------------------------------------------------------------------------
HEALTHCARE - 2.1%
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                  1,300,000       1,287,000
-------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08(DEM)            1,225,000         775,957
-------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr.
Nts., 11/15/08(4)                              1,065,000       1,080,975
-------------------------------------------------------------------------
Integrated Health Services, Inc.:
9.25% Sr. Sub. Nts., Series A,
1/15/08                                           90,000          84,600
9.50% Sr. Sub. Nts., 9/15/07                     760,000         725,800
10.25% Sr. Sub. Nts., 4/30/06                     35,000          34,475
-------------------------------------------------------------------------
Magellan Health Services, Inc., 9%
Sr. Sub. Nts., 2/15/08                         1,000,000         885,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
HEALTHCARE (CONTINUED)

Oxford Health Plans, Inc., 11% Sr.
Nts., 5/15/05(4)                          $    1,200,000  $    1,134,000
-------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50%
Sr. Sub. Nts., 7/1/07                            635,000         517,525
-------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr.
Sub. Nts., 12/1/08(4)                            250,000         257,500
                                                          ---------------
                                                               6,782,832
-------------------------------------------------------------------------
HOUSING - 1.1%
Engle Homes, Inc., 9.25% Sr. Unsec.
Nts., Series C, 2/1/08                         1,300,000       1,306,500
-------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Nts., 8/1/08(4)                       250,000         256,250
9.125% Sr. Nts., Series B, 9/1/07              1,400,000       1,449,000
9.25% Sr. Nts., Series B, 3/15/07                625,000         643,750
                                                          ---------------
                                                               3,655,500
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 1.2%
Covad Communications Group, Inc.,
0%/13.50% Sr. Disc. Nts.,
3/15/08(9)                                       900,000         499,500
-------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts.,
Series B, 11/15/05                             1,125,000       1,074,375
-------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07                                           625,000         628,125
-------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts.,
10/15/04                                         275,000         320,375
-------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec.
Disc. Nts., Series B, 3/1/05(9)                1,750,000         962,500
-------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub.
Nts., 6/15/07                                    500,000         477,500
                                                          ---------------
                                                               3,962,375
-------------------------------------------------------------------------
MANUFACTURING - 2.8%
American Standard Cos., Inc.,
7.625% Sr. Nts., 2/15/10(10)                   1,500,000       1,507,500
-------------------------------------------------------------------------
Axia, Inc. (New), 10.75% Sr. Sub.
Nts., 7/15/08                                    420,000         428,400
-------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr.
Sub. Nts., 8/15/07                               400,000         390,000
-------------------------------------------------------------------------
Eagle-Picher Industries, Inc.,
9.375% Sr. Unsec. Sub. Nts., 3/1/08              850,000         803,250
-------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub.
Nts., 5/1/08                                     635,000         574,675
-------------------------------------------------------------------------
Hydrochem Industrial Services,
Inc., 10.375% Sr. Sub. Nts., 8/1/07              725,000         692,375
-------------------------------------------------------------------------
Insilco Corp., Units (each unit
consists of $1,000 principal amount
of 12% Sr. Sub. Nts., 8/15/07 and
one warrant to purchase 0.52 shares
of common stock)(4)(8)                           765,000         795,600
-------------------------------------------------------------------------
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., Series B,
6/1/05                                           500,000         528,750
-------------------------------------------------------------------------
MOLL Industries, Inc., 10.50% Sr.
Sub. Nts., 7/1/08(4)                             560,000         551,600
-------------------------------------------------------------------------
Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08                    1,500,000       1,481,250
9% Sr. Sub. Nts., 7/1/07                         250,000         248,750
-------------------------------------------------------------------------
Roller Bearing Co. of America,
Inc., 9.625% Sr. Sub. Nts., Series
B, 6/15/07                                       560,000         546,000
-------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub.
Nts., 4/1/08                                     630,000         620,550
                                                          ---------------
                                                               9,168,700
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING -
2.3%
Capstar Broadcasting Partners,
Inc., 9.25% Sr. Sub. Nts., 7/1/07                915,000         951,600

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING
(CONTINUED)
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series
B, 6/15/07                                $      975,000  $    1,004,250
9% Sr. Sub. Nts., 10/1/08(4)                   2,200,000       2,332,000
10.50% Sr. Sub. Nts., Series B,
1/15/07                                          450,000         495,000
-------------------------------------------------------------------------
Jacor Communications, Inc., 8% Sr.
Sub. Nts., 2/15/10                             1,180,000       1,250,800
-------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts.,
Series B, 5/15/04(5)                             400,000         402,000
-------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 9%
Sr. Unsec. Sub. Nts., 7/15/07                  1,085,000       1,112,125
-------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
11% Sr. Nts., 3/15/04                             25,000          26,625
                                                          ---------------
                                                               7,574,400
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS
VIDEO - 5.0%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03             1,000,000       1,028,750
8.375% Sr. Nts., Series B, 2/1/08              1,000,000       1,037,500
9.25% Sr. Nts., 10/1/02                          390,000         413,400
9.875% Sr. Nts., Series B, 3/1/07                140,000         155,400
10.50% Sr. Unsec. Nts., Series B,
7/15/04                                          340,000         382,500
-------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs., 2/15/18               1,000,000       1,041,600
9.875% Sr. Sub. Debs., 4/1/23                  1,000,000       1,117,500
9.875% Sr. Sub. Nts., 5/15/06                    550,000         602,250
10.50% Sr. Sub. Debs., 5/15/16                   250,000         295,000
-------------------------------------------------------------------------
Diva Systems Corp., Units (each
unit consists of $1,000 principal
amount of 0%/12.625% sr. disc.
nts., 3/1/08 and three warrants to
purchase three shares of common
stock)(4)(8)(9)                                  500,000         207,500
-------------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(9)                                        200,000         206,000
-------------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Sr. Sec.
Nts., 7/1/02                                   1,700,000       1,963,500
-------------------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc.
Nts., 3/15/04(9)                               2,005,000       2,010,012
-------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285%
Sr. Disc. Debs., Series B,
4/15/10(9)                                     1,300,000         897,000
-------------------------------------------------------------------------
Falcon Holding Group LP, 8.375% Sr.
Unsec. Debs., Series B, 4/15/10                2,200,000       2,288,000
-------------------------------------------------------------------------
Helicon Group LP/Helicon Capital
Corp., 11% Sr. Sec. Nts., Series B,
11/1/03(3)                                       885,000         924,825
-------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series
B, 2/15/05                                     1,020,000       1,014,900
-------------------------------------------------------------------------
Rogers Communications, Inc., 8.75%
Sr. Nts., 7/15/07(CAD)                           500,000         315,299
-------------------------------------------------------------------------
United International Holdings,
Inc., 0%/10.75% Sr. Disc. Nts.,
Series B, 2/15/08(9)(10)                       1,040,000         566,800
                                                          ---------------
                                                              16,467,736
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED
MEDIA - 2.0%
Ackerley Group, Inc., 9% Sr. Sub.
Nts., 1/15/09(4)                               1,250,000       1,275,000
-------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg.
Bonds, 6/24/10(2)                                452,782         461,956
-------------------------------------------------------------------------
Hollywood Theaters, Inc., 10.625%
Sr. Sub. Nts., 8/1/07                            225,000         167,062
-------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Sub. Nts., 12/15/10(4)              1,250,000       1,246,875

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED
MEDIA (CONTINUED)
Regal Cinemas, Inc.: (Continued)

9.50% Sr. Sub. Nts., 6/1/08(4)            $      750,000  $      783,750
-------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Sub. Nts., 12/1/08(4)                 900,000         905,625
9.125% Sr. Unsec. Sub. Nts., Series
B, 2/1/08                                      1,800,000       1,791,000
                                                          ---------------
                                                               6,631,268
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
-16.3%
Amazon.Com, Inc., 0%/10% Sr. Unsec.
Disc. Nts., 5/1/08(9)                          2,500,000       1,662,500
-------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts.,
12/15/06(9)                                      225,000         190,125
7.625% Bonds, 7/31/08(DEM)                     1,925,000       1,143,511
8.875% Sr. Nts., 11/30/07(DEM)                   250,000         154,231
10.125% Sr. Nts., 11/30/07(GBP)                  400,000         699,676
Units (each unit consists of $1,000
principal amount of 0%/12% sr.
disc. nts., 12/15/06 and one
warrant to purchase 7.8 common
shares)(8)(9)                                  1,775,000       1,499,875
-------------------------------------------------------------------------
Concentric Network Corp., 12.75%
Sr. Unsec. Nts., 12/15/07                        800,000         820,000
-------------------------------------------------------------------------
Convergent Communications, Inc.,
13% Sr. Nts., 4/1/08                             800,000         388,000
-------------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts.,
12/15/05(9)                                    2,100,000       1,748,250
-------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr.
Nts., 2/1/08                                     400,000         384,000
-------------------------------------------------------------------------
DTI Holdings, Inc., 0%/12.50% Sr.
Unsec. Disc. Nts., Series B,
3/1/08(9)                                      1,500,000         397,500
-------------------------------------------------------------------------
e.spire Communications, Inc.,
13.75% Sr. Nts., 7/15/07                         725,000         679,687
-------------------------------------------------------------------------
Exodus Communications, Inc., 11.25%
Sr. Nts., 7/1/08                                 715,000         718,575
-------------------------------------------------------------------------
FaciliCom International, Inc.,
10.50% Sr. Nts., Series B, 1/15/08               545,000         438,725
-------------------------------------------------------------------------
FirstWorld Communications, Inc.,
0%/13% Sr. Disc. Nts., 4/15/08(9)              1,100,000         335,500
-------------------------------------------------------------------------
Focal Communications Corp.,
0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08(9)                                       810,000         433,350
-------------------------------------------------------------------------
Global Crossing Holdings Ltd.,
9.625% Sr. Nts., 5/15/08                         950,000       1,011,750
-------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts.,
5/1/05                                         1,800,000       1,485,000
-------------------------------------------------------------------------
GST Telecommunications, Inc.:
0%/13.875% Cv. Sr. Sub. Disc. Nts.,
12/15/05(4)(9)                                   178,000         141,287
12.75% Sr. Sub. Nts., 11/15/07                 1,250,000       1,168,750
-------------------------------------------------------------------------
ICG Holdings, Inc.:
0%/10% Sr. Unsec. Disc. Nts.,
2/15/08(9)                                     1,220,000         652,700
0%/12.50% Sr. Sec. Disc. Nts.,
5/1/06(9)                                        115,000          86,250
0%/13.50% Sr. Disc. Nts.,
9/15/05(9)                                       980,000         813,400
-------------------------------------------------------------------------
Intermedia Communications, Inc.:
8.60% Sr. Unsec. Nts., Series B,
6/1/08                                           905,000         864,275
8.875% Sr. Nts., 11/1/07                         460,000         446,200
-------------------------------------------------------------------------
ITC Deltacom, Inc.:
8.875% Sr. Nts., 3/1/08                        1,000,000         980,000
11% Sr. Nts., 6/1/07                             750,000         806,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
(CONTINUED)

KMC Telecom Holdings, Inc.,
0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(9)                                $    2,455,000  $    1,190,675
-------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. 12/1/08(4)(9)                900,000         528,750
9.125% Sr. Unsec. Nts., 5/1/08                 2,000,000       1,985,000
-------------------------------------------------------------------------
Long Distance International, Inc.,
12.25% Sr. Nts., 4/15/08(4)                      800,000         668,000
-------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10%
Sr. Nts., 11/15/08(4)                          1,600,000       1,652,000
-------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc.
Nts., 11/1/07(9)(DEM)                            700,000         240,615
-------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts.,
4/15/08(9)                                     1,015,000         583,625
9% Sr. Nts., 3/15/08                             800,000         756,000
9.625% Sr. Nts., 10/1/07                       1,210,000       1,161,600
10.75% Sr. Nts., 11/15/08(4)                   1,200,000       1,227,000
-------------------------------------------------------------------------
NorthEast Optic Network, Inc.,
12.75% Sr. Nts., 8/15/08                         750,000         738,750
-------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts.,
4/1/08(4)(9)                                     350,000         218,750
0%/12.375% Sr. Nts., 10/1/08(4)(9)             3,400,000       2,146,250
7% Cv. Sub. Nts., 12/15/08(4)                  1,500,000       1,623,750
10% Sr. Nts., Series B, 2/15/07                1,055,000       1,086,650
11.50% Sr. Nts., 10/1/08(4)                    1,600,000       1,756,000
-------------------------------------------------------------------------
Petersburg Long Distance, Inc., 9%
Cv. Sub. Nts., 6/1/06(4)                         170,000          63,112
-------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts.,
Series B, 2/15/05                              3,170,000       3,154,150
-------------------------------------------------------------------------
Qwest Communications International,
Inc., 0%/9.47% Sr. Disc. Nts.,
10/15/07(9)                                    1,460,000       1,135,150
-------------------------------------------------------------------------
RSL Communications plc:
0%/10.125% Sr. Disc. Nts.,
3/1/08(9)                                        720,000         415,800
9.125% Sr. Unsec. Nts., 3/1/08                   500,000         462,500
10.50% Sr. Nts., 11/15/08(4)                   1,450,000       1,417,375
-------------------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)               990,000         831,600
11.25% Sr. Nts., 11/1/08(4)                    1,610,000       1,811,250
-------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr.
Nts., 7/15/08                                  1,300,000       1,371,500
-------------------------------------------------------------------------
US Xchange LLC, 15% Sr. Nts.,
7/1/08                                           800,000         824,000
-------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                1,480,000       1,457,800
11.25% Sr. Nts., 12/1/08(4)                    1,300,000       1,313,000
13.50% Sr. Unsec. Nts., 6/15/04                  385,000         417,725
-------------------------------------------------------------------------
Viatel, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts.,
4/15/08(9)                                       765,000         455,175
11.25% Sr. Sec. Nts., 4/15/08                    580,000         595,950
                                                          ---------------
                                                              53,438,869
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS - 7.0%
Arch Communications, Inc., 12.75%
Sr. Nts., 7/1/07(4)                              200,000         201,000
-------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14%
Sr. Disc. Nts., 10/1/07(9)                     2,319,000         591,345

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS (CONTINUED)

Cellular Communications
International, Inc., 0%/9.50%
Bonds, 4/1/05(9)(XEU)                     $    2,750,000  $    2,728,674
-------------------------------------------------------------------------
Centennial Cellular Corp., 10.75%
Sr. Sub. Nts., 12/15/08(4)                       800,000         800,000
-------------------------------------------------------------------------
Crown Castle International Corp.,
0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(9)                                      940,000         662,700
-------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr.
Deferred Coupon Nts., 4/15/08(9)               1,000,000         455,000
-------------------------------------------------------------------------
Dobson Communications Corp., 11.75%
Sr. Nts., 4/15/07                                240,000         246,000
-------------------------------------------------------------------------
Geotek Communications, Inc., 0%/15%
Sr. Sec. Disc. Nts., Series B,
7/15/05(7)(9)                                    226,000          46,330
-------------------------------------------------------------------------
ICO Global Communications
(Holdings) Ltd., Units (each unit
consists of $1,000 principal amount
of 15% sr. nts., 8/1/05 and one
warrant to purchase 19.85 shares of
common stock)(8)                                 700,000         525,000
-------------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts., 6/1/06(9)              300,000         213,750
-------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts.,
10/31/07(9)                                    1,130,000         689,300
0%/10.65% Sr. Disc. Nts.,
9/15/07(9)                                     1,095,000         703,538
-------------------------------------------------------------------------
Omnipoint Corp., 11.625% Sr. Nts.,
Series A, 8/15/06                              2,765,000       1,935,500
-------------------------------------------------------------------------
Orange plc:
7.625% Sr. Nts., 8/1/08(GBP)                     400,000         478,509
8% Sr. Nts., 8/1/08                            2,600,000       2,639,000
-------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital
Corp., 14% Sr. Nts., 8/15/04                   1,125,000       1,164,375
-------------------------------------------------------------------------
Orion Network Systems, Inc.,
0%/12.50% Sr. Disc. Nts.,
1/15/07(9)                                     1,150,000         724,500
-------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr.
Unsec. Disc. Nts., 3/15/08(9)                  2,400,000       1,410,000
-------------------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(11)                                      425,000         403,750
-------------------------------------------------------------------------
Price Communications Wireless,
Inc.:
9.125% Sr. Sec. Nts., 12/15/06(4)                800,000         812,000
11.75% Sr. Sub. Nts., 7/15/07                    425,000         450,500
-------------------------------------------------------------------------
Real Time Data, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/13.50% sub. disc.
nts., 8/15/06 and one warrant to
purchase six common
shares)(4)(8)(9)                               1,000,000         465,000
-------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                   1,900,000       1,914,250
-------------------------------------------------------------------------
SBA Communications Corp., 0%/12%
Sr. Unsec. Disc. Nts., 3/1/08(9)               3,220,000       1,867,600
-------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12%
Sr. Disc. Nts., 7/15/08(4)(9)                  1,640,000         828,200
                                                          ---------------
                                                              22,955,821
-------------------------------------------------------------------------
METALS/MINERALS - 2.1%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                         885,000         924,825
-------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                               340,000         260,100
-------------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr.
Sec. Nts., 4/1/01                                320,000         343,200
-------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25%
Sr. Sub. Nts., Series B, 5/15/08               1,500,000       1,518,750
-------------------------------------------------------------------------
International Utility Structures,
Inc., 10.75% Sr. Sub. Nts., 2/1/08               400,000         378,000
-------------------------------------------------------------------------
Keystone Consolidated Industries,
Inc., 9.625% Sr. Sec. Nts., 8/1/07               850,000         816,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
METALS/MINERALS (CONTINUED)

Metallurg Holdings, Inc., 0%/12.75%
Sr. Disc. Nts., 7/15/08(9)                $    2,000,000  $      690,000
-------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07                                          540,000         504,900
-------------------------------------------------------------------------
Republic Engineered Steels, Inc.,
9.875% First Mtg. Nts., 12/15/01               1,400,000       1,438,500
                                                          ---------------
                                                               6,874,275
-------------------------------------------------------------------------
RETAIL - 1.5%
Boyds Collection Ltd., 9% Sr. Sub.
Nts., 5/15/08(4)                               1,250,000       1,281,250
-------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Sub. Nts., 5/1/08(4)                1,100,000       1,050,500
-------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08                                           900,000         796,500
-------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Nts., 5/1/08                                 600,000         555,000
-------------------------------------------------------------------------
Home Interiors & Gifts, Inc.,
10.125% Sr. Sub. Nts., 6/1/08(4)               1,000,000         995,000
-------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07                                   325,000         342,063
                                                          ---------------
                                                               5,020,313
-------------------------------------------------------------------------
SERVICE - 4.5%
Allied Waste North America, Inc.,
7.875% Sr. Nts., 1/1/09(4)                       835,000         849,613
-------------------------------------------------------------------------
Borg-Warner Security Corp., 9.625%
Sr. Sub. Nts., 3/15/07                           125,000         135,625
-------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc.
Nts., 10/1/06(9)                                 775,000         639,375
-------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr.
Nts., Series B, 12/1/07                          750,000         753,750
-------------------------------------------------------------------------
Fisher Scientific International,
Inc.:
9% Sr. Sub. Nts., 2/1/08(4)                      365,000         366,825
9% Sr. Unsec. Sub. Nts., 2/1/08                2,050,000       2,060,250
-------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp.,
11.25% Sr. Sub. Nts., 8/15/08(4)                 915,000         933,300
-------------------------------------------------------------------------
Intermedia Communications, Inc.,
8.50% Sr. Nts., Series B, 1/15/08                660,000         630,300
-------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                  1,225,000       1,292,375
9.625% Sr. Sub. Nts., 12/1/06                    815,000         876,125
-------------------------------------------------------------------------
Newcor, Inc., 9.875% Sr. Unsec.
Sub. Nts., Series B, 3/1/08                    1,500,000       1,402,500
-------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10(2)                  1,500,000       1,500,000
-------------------------------------------------------------------------
Protection One Alarm Monitoring,
Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                 950,000         974,938
13.625% Sr. Sub. Disc. Nts.,
6/30/05                                          400,000         458,000
-------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr.
Sub. Nts., 1/15/09(4)                          2,000,000       2,015,000
                                                          ---------------
                                                              14,887,976
-------------------------------------------------------------------------
TRANSPORTATION - 4.1%
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., Series B, 7/15/07                 500,000         432,500
-------------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub.
Nts., Series B, 7/1/07                           390,000         399,750
-------------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Sr. Unsec. Sub. Nts.,
4/15/06                                          125,000         130,625
-------------------------------------------------------------------------
Hayes Wheels International, Inc.,
11% Sr. Sub. Nts., 7/15/06                       600,000         669,000
-------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr.
Sub. Nts., 8/1/05(4)                             950,000         859,750
-------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub.
Nts., Series B, 3/15/07                           25,000          23,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT(1)       NOTE 1
-------------------------------------------------------------------------
TRANSPORTATION (CONTINUED)

Millenium Seacarriers, Inc., Units
(each unit consists of $1,000
principal amount of 12% first
priority ship mtg. nts., 7/15/05
and one warrant to purchase five
shares of common stock)(4)(8)             $    1,500,000  $    1,207,500
-------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg.
Nts., 6/30/07(4)                               1,175,000       1,039,875
Units (each unit consists of $1,000
principal amount of 12% second
priority ship mtg. nts., 6/30/07
and 7.66 warrants)(4)(8)                         500,000         452,500
-------------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(2)                600,000         627,000
10.125% Sr. Unsec. Sub. Nts.,
6/15/07                                        1,525,000       1,586,000
-------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
11.50% First Preferred Ship Mtg.
Nts., 5/30/08                                    700,000         528,500
-------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr.
Nts., 2/15/08                                  1,500,000       1,432,500
-------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50%
Sr. Sec. Nts., 12/15/04(10)                    1,850,000       1,563,250
-------------------------------------------------------------------------
Transtar Holdings LP/Transtar
Capital Corp., 0%/13.375% Sr. Disc.
Nts., Series B, 12/15/03(9)                    2,600,000       2,509,000
                                                          ---------------
                                                              13,461,250
-------------------------------------------------------------------------
UTILITY - 1.5%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                          545,000         553,175
10.50% Sr. Nts., 5/15/06                          25,000          27,688
-------------------------------------------------------------------------
El Paso Electric Co., 9.40% First
Mtg. Sec. Nts., Series E,
5/1/11(12)                                       555,000         645,188
-------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Bonds, 12/30/11                          1,000,000         987,312
-------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%
Sr. Unsec. Nts., Series G, 10/1/08             2,400,000       2,637,211
                                                          ---------------
                                                               4,850,574
                                                          ---------------
Total Corporate Bonds and Notes
(Cost $261,935,960)                                          253,250,629

                                     SHARES
--------------------------------------------------------------------
PREFERRED STOCKS - 5.3%
--------------------------------------------------------------------
CGA Group Ltd., Preferred Stock,
Series A(2)(11)                              74,045       1,851,125
--------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cum.
Cv.(4)                                       24,575         251,894
--------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum.
Exchangeable(11)                                430         362,275
--------------------------------------------------------------------
Concentric Network Corp., 13.50%
Preferred, Series B(11)                         532         456,190
--------------------------------------------------------------------
Dobson Communications Corp., 12.25%
Sr. Exchangeable(11)                          1,092         974,610
--------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable Preferred
Stock                                         1,167         574,747
--------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum.
Exchangeable, Series B, 3/1/08,
Non-Vtg.(13)                                  8,000         406,000
--------------------------------------------------------------------
EchoStar Communications Corp.,
12.125% Sr. Redeemable
Exchangeable, Series B,
Non-Vtg.(11)                                    819         952,087
--------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale
California, l2% Non-Cum.
Exchangeable Perpetual Preferred
Stock, Series A                                  20             465
--------------------------------------------------------------------
Global Crossing Holdings Ltd.,
10.50% Sr. Exchangeable Preferred,
12/1/08(4)(13)                               15,000       1,473,750
--------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable(11)                                264         291,060
--------------------------------------------------------------------
Intermedia Communications, Inc.,
13.50% Exchangeable, Series B(11)               792         786,060

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                     MARKET VALUE
                                     SHARES          NOTE 1
--------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
--------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Cum. Exchangeable(11)                         6,510         327,127
--------------------------------------------------------------------
Nextel Communications, Inc.,
11.125% Exchangeable, Series E(11)              790         712,975
--------------------------------------------------------------------
NEXTLINK Communications, Inc., 14%
Cum. Exchangeable, Vtg.(11)                  32,362       1,723,277
--------------------------------------------------------------------
Paxson Communications Corp., 13.25%
Cum. Jr. Exchangeable, Non-Vtg.(11)              40         341,000
--------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
Jr. Cv. Preferred Stock(13)                   3,963           6,935
--------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable                          10,000         965,000
9.20% Exchangeable, Series F                  2,500         246,250
--------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.
Sr., Series B, Non-Vtg.(11)                   1,057         985,653
--------------------------------------------------------------------
SD Warren Co., 14% Cum.
Exchangeable, Series B,
Non-Vtg.(13)                                 25,000       1,281,250
--------------------------------------------------------------------
SF Holdings Group, Inc., 13.75%
Cum. Nts., Series B, 3/15/09,
Non-Vtg.(11)                                    196         847,700
--------------------------------------------------------------------
SFX Broadcasting, Inc./Capstar
Broadcasting Corp., 12.625% Cum.,
Series E, Non-Vtg.(11)                        1,314         158,994
--------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
14.25% Cum. Exchangeable,
Non-Vtg.(4)(11)                                 602         615,545
--------------------------------------------------------------------
Viatel, Inc., 10% Cv., Series A(11)             672          74,088
--------------------------------------------------------------------
Walden Residential Properties,
Inc.:
9.16% Cv., Series B                          30,000         690,000
9.20% Preferred                               8,950         194,663
                                                     ---------------
Total Preferred Stocks (Cost
$21,439,498)                                             17,550,720
--------------------------------------------------------------------
COMMON STOCKS - 0.2%
--------------------------------------------------------------------
Celcaribe SA(4)(13)                         121,950         259,144
--------------------------------------------------------------------
Coinstar, Inc.(13)                            5,250          56,437
--------------------------------------------------------------------
ECM Fund, L.P. I.(2)                            150         132,750
--------------------------------------------------------------------
Equitable Bag, Inc.(2)(13)                    3,723           3,723
--------------------------------------------------------------------
Golden State Bancorp, Inc.(13)               15,626         259,782
--------------------------------------------------------------------
Gulfstream Holding, Inc.(13)                     56              --
--------------------------------------------------------------------
Horizon Group Properties, Inc.(13)              851           3,298
--------------------------------------------------------------------
Intermedia Communications, Inc.(13)             206           3,554
--------------------------------------------------------------------
Omnipoint Corp.(13)                           5,000          46,563
--------------------------------------------------------------------
Optel, Inc.(13)                                 945               9
--------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(13)            8,452          16,904
                                                     ---------------
Total Common Stocks (Cost $542,407)                         782,164

                                     UNITS
--------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.4%
--------------------------------------------------------------------
American Telecasting, Inc. Wts.,
Exp. 6/99(2)                                  6,000              60
--------------------------------------------------------------------
Ames Department Stores, Inc.,
Litigation Trust(2)                          39,658             397
--------------------------------------------------------------------
Australis Holdings PTY
Ltd./Australia Media Ltd. Wts.,
Exp. 5/00(2)                                    125               1

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                     MARKET VALUE
                                     UNITS           NOTE 1
--------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES
(CONTINUED)
--------------------------------------------------------------------

Capital Gaming International, Inc.
Wts., Exp. 2/99                              21,112  $           --
--------------------------------------------------------------------
CellNet Data Systems, Inc. Wts.,
Exp. 10/07(4)                                 1,919           9,835
--------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(2)           62,000          18,600
--------------------------------------------------------------------
Clearnet Communications, Inc. Wts.,
Exp. 9/05                                       660           1,567
--------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/07(2)                                        750         111,682
--------------------------------------------------------------------
Covad Communications Group, Inc.
Wts., Exp. 3/08(2)                              900          45,000
--------------------------------------------------------------------
Covergent Communications, Inc.
Wts., Exp. 4/08(2)                            3,200           4,000
--------------------------------------------------------------------
DTI Holdings, Inc. Wts., Exp.
3/08(2)                                       7,500             375
--------------------------------------------------------------------
e.spire Communications, Inc. Wts.,
Exp. 11/05                                      475          11,465
--------------------------------------------------------------------
FirstWorld Communications, Inc.
Wts., Exp. 4/08(2)                            1,100          11,000
--------------------------------------------------------------------
Foamex LP/JPS Automotive Corp.
Wts., Exp. 7/99(2)                              500          10,500
--------------------------------------------------------------------
Geotek Communications, Inc. Wts.,
Exp. 7/05(2)                                 52,500             525
--------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(2)               1,800          18,000
--------------------------------------------------------------------
Golden State Bancorp, Inc. Wts.,
Exp. 1/01                                    15,626          71,294
--------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03(4)                                 13,117             131
Exp. 9/04(2)                                 14,000          15,750
--------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/05(2)                                       5,940          81,411
--------------------------------------------------------------------
IHF Capital, Inc.:
Series I Wts., Exp. 11/99(2)                    400               4
Wts., Exp. 11/99(5)                             250               2
--------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.
8/02                                            950              --
--------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts.,
Exp. 4/08(2)                                  2,455           6,444
--------------------------------------------------------------------
Long Distance International, Inc.
Wts., 4/08(2)                                   800           2,000
--------------------------------------------------------------------
Microcell Telecommunications, Inc.
Wts., Exp. 6/06(2)                            3,200          58,000
--------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/05(2)                                  1,500           9,375
--------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00(2)           7,500          69,844
--------------------------------------------------------------------
Orion Network Systems, Inc. Wts.,
Exp. 1/07(2)                                    800          10,000
--------------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(2)                                  8,600         410,650
--------------------------------------------------------------------
Protection One, Inc. Wts.:
Exp. 11/03(2)                                28,000         350,000
Exp. 6/05(2)                                  1,600          16,000
--------------------------------------------------------------------
Trizec Hahn Corp. Wts., Exp. 7/99             3,970          11,665
--------------------------------------------------------------------
United International Holdings, Inc.
Wts., Exp. 11/99(2)                           1,440          21,780
--------------------------------------------------------------------
Venezuela (Republic of) Oil Linked
Payment Obligation Wts., Exp. 4/20            3,570              --
--------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(2)              5,250          42,000
                                                     ---------------
Total Rights, Warrants and
Certificates (Cost $368,233)                              1,419,357

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL       MARKET VALUE
                                     AMOUNT(1)       NOTE 1
--------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 8.4%
--------------------------------------------------------------------
Bankers Trust/Bear Stearns High
Yield Composite Index Linked Nts.,
8.55%, 4/5/99-5/4/99                 $    6,000,000       5,765,550
--------------------------------------------------------------------
Bear Stearns High Yield Composite
Index Linked Nts.:
8.5%, 4/9/99-5/14/99                     12,000,000      11,805,840
9%, 2/5/99                                1,500,000       1,382,865
--------------------------------------------------------------------
Goldman Sachs Group LP, High Yield
Index Nts., 8%, 3/4/99                    1,500,000       1,403,400
--------------------------------------------------------------------
J.P. Morgan & Co., Inc., The
Emerging Markets Bond Index Linked
Nts., 9.50%, 1/29/99(14)                  3,000,000       2,515,290
--------------------------------------------------------------------
Shoshone Partners Loan Trust Sr.
Nts., 6.97%, 4/28/02 (representing
a basket of reference loans and a
total return swap between Chase
Manhattan Bank and the Trust)(2)(3)       5,360,000       4,806,894
                                                     ---------------
Total Structured Instruments (Cost
$29,503,421)                                             27,679,839
--------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.6%
--------------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 4.75%,
dated 12/31/98, to be repurchased
at $5,102,692 on 1/4/99,
collateralized by U.S. Treasury
Nts., 4%-8.875%, 2/15/99-7/15/06,
with a value of $5,204,061 (Cost
$5,100,000)                               5,100,000       5,100,000
--------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$334,412,099)                                  97.7%    320,913,385
--------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                 2.3       7,649,272
                                     --------------  ---------------
NET ASSETS                                    100.0% $  328,562,657
                                     --------------  ---------------
                                     --------------  ---------------

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP - Argentine Peso
CAD - Canadian Dollar
DEM - German Mark
GBP - British Pound Sterling
IDR - Indonesian Rupiah
XEU - European Currency Units

2. Identifies issues considered to be illiquid or restricted - See applicable note of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $62,611,444 or 19.06% of the Fund's net assets as of December 31, 1998.

5. Represents the current interest rate for an increasing rate security.

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Non-income producing - issuer is in default.

8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Securities with an aggregate market value of $2,919,300 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
11. Interest or dividend is paid in kind.

12. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See applicable note of Notes to Financial Statements.

13. Non-income producing security.

14. Security is linked to the Emerging Markets Bond Index (EMBI). The EMBI tracks total returns for currency denominated debt instruments of the emerging markets. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                     PRINCIPAL       MARKET VALUE
                                     AMOUNT (1)      NOTE 1
------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 43.5%
------------------------------------------------------------------
GOVERNMENT AGENCY - 26.6%
------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 12.7%
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates:
Series 1092, Cl. K, 8.50%, 6/15/21   $    3,000,000  $  3,181,890
Series 151, Cl. F, 9%, 5/15/21              866,526       912,825
Series 1541, Cl. H, 7%, 10/15/22          4,750,000     4,987,500
Series 1712, Cl. B, 6%, 3/15/09           1,000,000       995,930
Series 1714, Cl. M, 7%, 8/15/23           2,000,000     2,038,120
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Participation
Certificates, 7%, 4/1/26                  3,854,379     3,930,812
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit
Pass-Through Certificates, Series
1914, Cl. G, 6.50%, 2/15/24               3,000,000     3,036,540
------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security, Series 197, Cl. IO,
9.643%, 4/1/28(2)                        14,642,987     3,807,177
------------------------------------------------------------------
Federal Home Loan Mortgage
Corp.-Government National Mortgage
Assn., Gtd. Multiclass Mtg.
Participation Certificates, Series
26, Cl. B, 6%, 5/25/15                    6,499,999     6,485,764
------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 1/25/28(4)                        16,500,000    16,610,880
6.50%, 3/1/11-11/1/28                     9,097,770     9,165,493
7%, 1/25/28(4)                           15,000,000    15,302,400
7%, 4/1/04-11/1/25                          986,546     1,004,337
7.50%, 1/1/08-1/1/26                      3,076,835     3,161,912
8%, 5/1/17                                  425,154       443,491
------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
8.75%, 11/25/05                           1,894,061     1,970,411
------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit
Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%,
4/25/19                                     877,884       967,315
Trust 1997-25, Cl. B, 7%, 12/18/22        1,370,000     1,390,975
------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security:
Trust 277-C1, 21.711%, 4/1/27(5)            632,721       555,806
Trust 294, Cl. 1, 5.206%, 2/1/28(5)       3,557,954     3,024,262
                                                     -------------
                                                       82,973,840
------------------------------------------------------------------
GUARANTEED - 13.9%
Government National Mortgage Assn.:
6.50%, 9/15/24                           15,628,113    15,805,493
7%, 1/1/28(4)                            15,000,000    15,346,950
7%, 1/15/09-8/15/28                       8,941,590     9,154,395
7.50%, 1/15/27-9/15/28                   39,204,128    40,441,375
8%, 1/15/28-9/15/28                       9,884,125    10,273,267
                                                     -------------
                                                       91,021,480

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL       MARKET VALUE
                                     AMOUNT (1)      NOTE 1
------------------------------------------------------------------
PRIVATE - 16.9%
------------------------------------------------------------------
COMMERCIAL - 12.5%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-D5, Cl. A6, 7.185%,
2/14/41(6)                           $    3,000,000  $  2,746,406
Series 1997-D5, Cl. B2, 6.93%,
2/14/41                                   5,400,000     3,904,875
Series 1998-MD6, Cl. A3, 6.98%,
3/15/28(6)                                6,000,000     6,143,437
------------------------------------------------------------------
Asset Securitization Corp.,
Interest-Only Stripped Mtg.-Backed
Security,
Series 1997-D5, Cl. PS1, 9.092%,
2/14/41(2)                               18,497,284     1,789,034
------------------------------------------------------------------
BKB Commercial Mortgage Trust,
Commercial Mtg. Obligations,
Series 1997-C1, Cl. C, 7.45%,
10/25/00(3)                                 815,000       813,727
------------------------------------------------------------------
Capital Lease Funding
Securitization LP, Interest-Only
Stripped Mtg.-Backed Security,
Series 1997-CTL1, 10.611%,
6/22/24(2)(3)                            31,405,361     1,293,901
------------------------------------------------------------------
Commercial Mortgage Acceptance
Corp., Collateralized Mtg.
Obligations,
Series 1996-C1, Cl. D, 7.746%,
12/25/20(3)(6)                            2,500,000     2,464,844
------------------------------------------------------------------
CRIMMI MAE Trust I, Collateralized
Mtg. Obligations,
Series 1996-C1, Cl. A2, 8/30/05(7)        2,000,000     1,961,909
------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Interest-Only Stripped
Mtg.-Backed Security, Series
1998-C1, Cl. AX, 8.082%,
4/11/30(2)(3)                            25,105,463     1,796,610
------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Series 1994-C1, Cl. 2-D, 8.70%,
9/25/25                                   1,500,000     1,530,000
Series 1994-C1, Cl. 2-E, 8.70%,
9/25/25                                   1,500,000     1,494,375
------------------------------------------------------------------
First Union-Lehman Brothers
Commercial Mortgage Trust,
Commercial Mtg.
Pass-Through Certificates, Series
1998-C2, Cl. E, 6.778%, 5/18/13           2,000,000     1,731,250
------------------------------------------------------------------
First Union-Lehman Brothers
Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1997-C1, Cl. IO, 10.173%,
4/18/27(2)                                8,454,887       587,218
Series 1997-C1, 8.357%-8.992%,
4/18/27(2)                               24,962,333     1,733,712
Series 1998-C2, 8.971%, 5/18/28(2)       29,808,827     1,227,285
------------------------------------------------------------------
General Motors Acceptance Corp.,
Collateralized Mtg. Obligations:
Series 1997-C2, Cl. D, 7.192%,
1/15/08                                   3,500,000     3,469,375
Series 1998-C1, Cl. E, 7.086%,
3/15/11(6)                                3,500,000     3,520,781
------------------------------------------------------------------
General Motors Acceptance Corp.,
Interest-Only Stripped Mtg.-Backed
Security,
Series 1997-C1, Cl. X,
8.665%-9.155%, 7/15/27(2)                28,232,978     2,523,322
------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates,
Series 1997-CL1, Cl. F,
7.309%-7.779%, 7/13/30(6)                 5,000,000     4,752,187
------------------------------------------------------------------
Lehman Brothers Commercial Conduit
Mortgage Trust, Interest-Only
Stripped
Mtg.-Backed Security, Series
1998-C1, Cl. IO, 8.783%, 2/18/28(2)      44,613,659     2,718,645
------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. D, 7.42%,
4/25/28                                   2,000,000     2,047,500
Series 1997-C2, Cl. D, 7.072%,
12/10/29(6)                               4,000,000     3,877,500
------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. D-1, 7.436%,
2/15/28(3)(6)                             1,000,000     1,028,125
Series 1997-RR, Cl. D, 7.436%,
4/30/39(3)                                4,300,000     4,055,437
Series 1997-XL1, Cl. F, 7.413%,
10/3/30(6)                                2,500,000     2,523,437
------------------------------------------------------------------
NationsCommercial Corp., NB
Commercial Mtg. Pass-Through
Certificates,
Series-DMC, Cl. B, 8.562%-8.921%,
8/12/11(3)                                6,000,000     6,319,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                     PRINCIPAL       MARKET VALUE
                                     AMOUNT (1)      NOTE 1
------------------------------------------------------------------
COMMERCIAL (CONTINUED)

Potomac Gurnee Financial Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1, Cl. C, 7.21%, 12/21/26(3)  $      250,000  $    247,891
Series 1, Cl. D, 7.68%, 12/21/26(3)         500,000       501,563
------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. C, 8%, 6/25/26        1,500,000     1,505,391
Series 1995-C1, Cl. D, 6.90%,
2/25/27                                   3,000,000     2,981,953
------------------------------------------------------------------
Structured Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl.
E, 7.30%, 4/12/12                         4,000,000     3,773,750
------------------------------------------------------------------
Structured Asset Securities Corp.,
Multiclass Pass-Through
Certificates:
Series 1996-C3, Cl. C, 7.375%,
6/25/30(3)(6)                             3,000,000     3,044,063
Series 1996-CFL, Cl. D, 7.034%,
2/25/28                                   1,800,000     1,815,750
                                                     -------------
                                                       81,924,253
------------------------------------------------------------------
MULTI-FAMILY - 0.2%
Countrywide Funding Corp., Mtg.
Pass-Through Certificates, Series
1993-12, Cl. B1, 6.625%, 2/25/24            996,193       970,043
------------------------------------------------------------------
Merrill Lynch Trust, Collateralized
Mtg. Obligations, Gtd. Multiclass
Mtg. Participation Certificates,
Series 43, Cl. E, 6.50%, 8/27/15            444,793       445,487
------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates,
Series 1991-M5, Cl. A, 9%,
3/25/17(3)                                  189,239       187,820
                                                     -------------
                                                        1,603,350
------------------------------------------------------------------
OTHER - 0.0%
Salomon Brothers Mortgage
Securities VI, Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B,
23.059%-24.103%, 10/23/17(2)                 74,644        20,155
------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. A,
16.254%-24.103%, 10/23/17(5)                110,461        95,169
                                                     -------------
                                                          115,324
------------------------------------------------------------------
RESIDENTIAL - 4.2%
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates,
Series 1997-C1, Cl. E, 7.50%,
3/1/11(3)                                 5,006,000     4,790,116
------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates,
Series 1997-CHL1, 8.098%,
7/25/06(3)(6)                             4,024,000     3,939,748
------------------------------------------------------------------
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-HF1, Cl. E, 7.55%,
7/15/29(3)                                1,500,000     1,543,125
Series 1997-WF1, Cl. E, 7.49%,
5/15/09(3)                                1,000,000     1,012,813
------------------------------------------------------------------
NationsBank Trust, Lease
Pass-Through Certificates, Series
1997A-1, 7.442%, 1/10/11(6)               2,500,000     2,656,641
------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 1997-QS11, 7%,
10/25/12                                 13,039,614    13,259,658
------------------------------------------------------------------
Ryland Mortgage Securities Corp.
III Sub. Bonds, Series 1992-A, Cl.
1A, 8.256%, 3/29/30(6)                      310,293       314,075
                                                     -------------
                                                       27,516,176
                                                     -------------
Total Mortgage-Backed Obligations
(Cost $285,512,044)                                   285,154,423

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
0.1%
-----------------------------------------------------------------------
Ontario, Canada (Province of)
Bonds, 8%, 10/17/01                       $      750,000  $    803,977
-----------------------------------------------------------------------
PT Hutama Karya Medium-Term Nts.,
Zero Coupon, 3/17/99 (3)(8)IDR             1,000,000,000        31,250
                                                          -------------
Total Foreign Government
Obligations (Cost $1,102,252)                                  835,227
-----------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.1%
-----------------------------------------------------------------------
Colombia (Republic of) 1989-1990
Integrated Loan Facility Bonds,
6.375%, 7/1/01(3)(6) (Cost
$795,958)                                        825,799       761,800
-----------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 0.8%
-----------------------------------------------------------------------
Dade County, FL Educational
Facilities Authority Exchangeable
Revenue Bonds, University of Miami,
Prerefunded, MBIA Insured, 7.65%,
4/1/10                                           175,000       187,808
-----------------------------------------------------------------------
Dade County, FL Educational
Facilities Authority Revenue Bonds,
University of Miami, MBIA Insured,
7.65%, 4/1/10                                    205,000       219,252
-----------------------------------------------------------------------
Dade County, FL Educational
Facilities Authority Taxable
Exchange Revenue Bonds, University
of Miami, MBIA Insured, 7.65%,
4/1/10                                           120,000       128,342
-----------------------------------------------------------------------
Pinole, CA Redevelopment Agency Tax
Allocation Taxable Bonds, Pinole
Vista Redevelopment, Series B,
8.35%, 8/1/17                                    670,000       708,659
-----------------------------------------------------------------------
Port of Portland, OR Special
Obligation Taxable Revenue Bonds,
PAMCO Project, 9.20%, 5/15/22                    500,000       552,200
-----------------------------------------------------------------------
Virgin Islands Public Finance
Authority Taxable Revenue Refunding
Bonds, Sr. Lien Loan Nts., Series
B, 6.99%, 10/1/01                              3,265,000     3,337,124
                                                          -------------
Total Municipal Bonds and Notes
(Cost $4,928,533)                                            5,133,385
-----------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 54.1%
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.6%
Amtran, Inc., 9.625% Nts., 12/15/05              800,000       804,000
-----------------------------------------------------------------------
Atlas Air, Inc., 8.01% Nts., 1/2/10            3,000,000     3,022,332
                                                          -------------
                                                             3,826,332
-----------------------------------------------------------------------
CHEMICALS - 1.4%
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07                          300,000       303,000
-----------------------------------------------------------------------
IMC Global, Inc., 7.625% Bonds,
11/1/05                                        9,000,000     9,222,048
                                                          -------------
                                                             9,525,048
-----------------------------------------------------------------------
CONSUMER DURABLES - 0.1%
Toro Co., 7.125% Nts., 6/15/07                 1,000,000       969,152
-----------------------------------------------------------------------
CONSUMER NON-DURABLES - 1.2%
AKI Holdings, Inc., 10.50% Sr.
Nts., 7/1/08(7)                                  300,000       286,500
-----------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Sub.
Nts., 8/15/08(7)                                 110,000       112,200
-----------------------------------------------------------------------
Fruit of the Loom, Inc., 7% Debs.,
3/15/11                                        1,097,000       988,345
-----------------------------------------------------------------------
Harman International Industries,
Inc., 7.32% Nts., 7/1/07                       5,000,000     5,244,195
-----------------------------------------------------------------------
Procter & Gamble Co., 9.36% Debs.,
Series A, 1/1/21                                 500,000       664,743
-----------------------------------------------------------------------
Revlon Consumer Products Corp., 9%
Sr. Nts., 11/1/06(7)                             500,000       500,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
CONSUMER NON-DURABLES (CONTINUED)

Styling Technology Corp., 10.875%
Sr. Sub. Nts., 7/1/08                     $      360,000  $    343,800
                                                          -------------
                                                             8,139,783
-----------------------------------------------------------------------
ENERGY - 5.0%
BP America, Inc., 10.875% Unsec.
Unsub. Nts., 8/1/01CAD                         1,000,000       737,839
-----------------------------------------------------------------------
Coastal Corp., 8.75% Sr. Nts.,
5/15/99                                          500,000       505,244
-----------------------------------------------------------------------
Colorado Interstate Gas Corp., 10%
Sr. Debs., 6/15/05                               500,000       615,642
-----------------------------------------------------------------------
Eastern Energy Ltd., 6.75% Sr.
Nts., 12/1/06(7)                               2,000,000     2,104,710
-----------------------------------------------------------------------
Enron Corp., 9.875% Debs., 6/15/03               375,000       427,440
-----------------------------------------------------------------------
ENSCO International, Inc.:
6.75% Nts., 11/15/07                           5,000,000     5,096,110
7.20% Debs., 11/15/27                          3,000,000     3,047,355
-----------------------------------------------------------------------
Enterprise Oil plc, 6.70% Sr. Nts.,
9/15/07                                        4,000,000     3,981,300
-----------------------------------------------------------------------
Global Marine, Inc., 7.125% Nts.,
9/1/07                                         8,000,000     8,128,224
-----------------------------------------------------------------------
Gothic Production Corp., 11.125%
Sr. Sec. Nts., Series B, 5/1/05(7)               300,000       235,500
-----------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.375%
Sr. Nts., 11/15/05                               500,000       495,000
-----------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625%
Debs., 3/15/06                                   500,000       612,929
-----------------------------------------------------------------------
McDermott, Inc., 9.375% Nts.,
3/15/02                                          400,000       427,277
-----------------------------------------------------------------------
Mitchell Energy & Development
Corp., 9.25% Sr. Nts., 1/15/02                    55,000        58,200
-----------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr.
Sec. Nts., 6/1/08                                400,000       322,000
-----------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                   1,200,000     1,218,000
-----------------------------------------------------------------------
Saga Petroleum ASA, 7.25% Debs.,
9/23/27                                        1,000,000       920,550
-----------------------------------------------------------------------
Talisman Energy, Inc., 7.25% Debs.,
10/15/27                                       2,500,000     2,411,257
-----------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd.
Debs., 9/1/21                                    500,000       648,127
-----------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875%
Debs., 1/1/21                                    750,000       961,927
                                                          -------------
                                                            32,954,631
-----------------------------------------------------------------------
FINANCIAL - 13.7%
Aeltus CBO II Ltd./Aeltus CBO II
Corp., 7.982% Sr. Sec. Sub. Bonds,
8/6/09(3)                                      5,000,000     4,831,250
-----------------------------------------------------------------------
Aetna Services, Inc., 7.125% Nts.,
8/15/06                                        1,000,000     1,051,813
-----------------------------------------------------------------------
Allmerica Capital I, 8.207% Debs.,
2/3/27(9)                                      2,000,000     2,241,142
-----------------------------------------------------------------------
American General Finance Corp.,
5.875% Sr. Nts., 7/1/00                          196,000       197,088
-----------------------------------------------------------------------
BankAmerica Corp. (New), 7.75% Sub.
Nts., 7/15/02                                    750,000       805,140
-----------------------------------------------------------------------
Banque Centrale de Tunisie, 7.50%
Nts., 9/19/07                                    900,000       821,056
-----------------------------------------------------------------------
Chase Manhattan Corp. (New),
10.125% Sub. Nts., 11/1/00                       750,000       809,707
-----------------------------------------------------------------------
Citicorp Capital I, 7.933% Gtd.
Bonds, 2/15/27                                 2,000,000     2,193,572
-----------------------------------------------------------------------
CNA Financial Corp., 6.25% Nts.,
11/15/06                                       2,195,000     2,199,572
-----------------------------------------------------------------------
EOP Operating LP, 6.625% Sr. Unsec.
Nts., 2/15/05                                  1,000,000       985,431
-----------------------------------------------------------------------
Farmers Exchange Capital, 7.05%
Trust Surplus Nts., 7/15/28(7)                 3,000,000     3,027,762

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
FINANCIAL (CONTINUED)

First Chicago Corp.:
11.25% Sub. Nts., 2/20/01                 $      750,000  $    834,676
9% Sub. Nts., 6/15/99                            150,000       152,283
-----------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts.,
9/15/99                                          500,000       502,804
-----------------------------------------------------------------------
Ford Motor Credit Co., 6.75% Nts.,
8/15/08                                        1,000,000     1,064,037
-----------------------------------------------------------------------
Franchise Finance Corp. of America,
8.25% Sr. Unsec. Nts., 10/30/03                7,850,000     7,984,047
-----------------------------------------------------------------------
Household Finance Corp.:
6.40% Sr. Unsec. Unsub. Nts.,
Series EMTN, 6/17/08                           2,000,000     2,063,900
8.95% Debs., 9/15/99                             500,000       511,410
-----------------------------------------------------------------------
Household International BV, 6% Gtd.
Sr. Nts., 3/15/99                                131,000       131,127
-----------------------------------------------------------------------
HSBC America Capital Trust II,
8.38% Capital Securities,
5/15/27(7)                                     3,000,000     3,061,941
-----------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr.
Sub. Nts., 2/15/08                             3,000,000     3,000,228
-----------------------------------------------------------------------
Liberty Mutual Insurance Co.,
7.697% Unsec. Nts., 10/15/2097(7)              7,000,000     7,069,440
-----------------------------------------------------------------------
Long Island Savings Bank, 6.20%
Nts., 4/2/01                                   4,000,000     4,038,592
-----------------------------------------------------------------------
Lumbermens Mutual Casualty Co.,
8.30% Surplus Nts., 12/1/37(7)                 2,000,000     2,242,676
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
6.56% Nts., 12/16/07                           2,000,000     2,084,358
6.875% Nts., 3/1/03-11/15/18                   7,450,000     7,774,573
-----------------------------------------------------------------------
Metropolitan Life Insurance Co.,
6.30% Nts., 11/1/03(7)                         3,000,000     3,016,956
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.,
7% Debs., 10/1/13                              1,000,000     1,059,171
-----------------------------------------------------------------------
Penske Truck Leasing Co. LP, 7.75%
Sr. Nts., 5/15/99                              1,000,000     1,009,119
-----------------------------------------------------------------------
Prudential Insurance Co. of
America, 6.875% Nts., 4/15/03(7)               3,000,000     3,108,741
-----------------------------------------------------------------------
Rank Group Finance plc, 6.75% Gtd.
Nts., 11/30/04                                 3,000,000     3,018,534
-----------------------------------------------------------------------
Salomon Smith Barney Holdings,
Inc., 6.25% Bonds, 1/15/05                     3,000,000     3,037,068
-----------------------------------------------------------------------
Salomon, Inc., 7.30% Nts., 5/15/02             1,000,000     1,044,339
-----------------------------------------------------------------------
SunAmerica, Inc.:
9% Sr. Nts., 1/15/99                             196,000       196,152
9.95% Unsec. Debs., 8/1/08                     3,000,000     3,814,737
-----------------------------------------------------------------------
Travelers Group, Inc.:
6.875% Debs., 2/15/2098                        1,000,000     1,018,395
7.25% Sr. Unsec. Nts., 5/1/01                  3,300,000     3,414,117
-----------------------------------------------------------------------
U.S. Leasing International, Inc.,
6.625% Sr. Nts., 5/15/03                         750,000       774,986
-----------------------------------------------------------------------
Washington Mutual Capital I, 8.375%
Sub. Capital Income Nts., 6/1/27               3,000,000     3,314,010
                                                          -------------
                                                            89,505,950
-----------------------------------------------------------------------
FOOD & DRUG - 0.2%
Pathmark Stores, Inc.:
0%/10.75% Jr. Sub. Deferred Coupon
Nts., 11/1/03(10)                              1,095,000       903,375
12.625% Sub. Nts., 6/15/02                       400,000       392,000
                                                          -------------
                                                             1,295,375
-----------------------------------------------------------------------
FOOD/TOBACCO - 0.3%
Aurora Foods, Inc., 8.75% Sr. Sub.
Nts., Series B, 7/1/08                           300,000       313,500
-----------------------------------------------------------------------
Bass America, Inc., 6.75% Gtd.
Nts., 8/1/99                                     750,000       755,815

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
FOOD/TOBACCO (CONTINUED)

Coca-Cola Enterprises, Inc., 6.95%
Debs., 11/15/26                           $    1,000,000  $  1,067,105
                                                          -------------
                                                             2,136,420
-----------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.6%
Boise Cascade Corp., 9.90% Nts.,
3/15/00                                          750,000       774,358
-----------------------------------------------------------------------
Fletcher Challenge Capital Canada,
Inc., 7.75% Nts., 6/20/06                      1,800,000     1,834,477
-----------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Sub.
Nts., 12/15/08(7)                                800,000       804,000
-----------------------------------------------------------------------
Potlatch Corp., 9.46% Medium-Term
Nts., 4/2/02                                     500,000       548,572
                                                          -------------
                                                             3,961,407
-----------------------------------------------------------------------
GAMING/LEISURE - 2.5%
Circus Circus Enterprises, Inc.,
6.75% Nts., 7/15/03                              375,000       348,440
-----------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr.
Nts., 4/15/07                                  4,000,000     4,150,864
-----------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr.
Nts., Series C, 12/1/08                          300,000       301,500
-----------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08                                          950,000       978,500
-----------------------------------------------------------------------
Marriott International, Inc.,
6.875% Nts., 11/15/05(7)                       8,500,000     8,542,373
-----------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 12/15/05(7)                600,000       603,750
-----------------------------------------------------------------------
Premier Parks, Inc., 0%/10% Sr.
Disc. Nts., 4/1/08(10)                           300,000       204,750
-----------------------------------------------------------------------
Station Casinos, Inc.:
8.875% Sr. Sub. Nts., 12/1/08(7)                 400,000       408,000
9.75% Sr. Sub. Nts., 4/15/07                     550,000       577,500
                                                          -------------
                                                            16,115,677
-----------------------------------------------------------------------
HEALTHCARE - 0.3%
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                    600,000       594,000
-----------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr.
Nts., 11/15/08(7)                                125,000       126,875
-----------------------------------------------------------------------
Roche Holdings, Inc., 2.75% Bonds,
4/14/00                                        1,250,000     1,210,938
                                                          -------------
                                                             1,931,813
-----------------------------------------------------------------------
HOUSING - 1.2%
Building Materials Corp. of
America, 8% Sr. Nts., 12/1/08(7)                 800,000       802,000
-----------------------------------------------------------------------
Nationwide Health Properties, Inc.,
7.60% Nts., Series C, 11/20/28                 6,900,000     6,934,500
                                                          -------------
                                                             7,736,500
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY - 1.6%
Motorola, Inc., 6.50% Unsec. Debs.,
11/15/28                                      10,000,000    10,185,970
-----------------------------------------------------------------------
MANUFACTURING - 0.4%
MOLL Industries, Inc., 10.50% Sr.
Sub. Nts., 7/1/08(7)                             250,000       246,250
-----------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds,
10/23/01                                       1,000,000     1,073,750
-----------------------------------------------------------------------
Tenneco, Inc. (New):
10.20% Debs., 3/15/08                            400,000       490,210
8.075% Nts., 10/1/02                             650,000       694,406
                                                          -------------
                                                             2,504,616
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING -
1.9%
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series
B, 6/15/07                                     2,500,000     2,575,000
9% Sr. Sub. Nts., 10/1/08(7)                   2,200,000     2,332,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING
(CONTINUED)

Clear Channel Communications, Inc.,
6.625% Nts., 6/15/08                      $    3,000,000  $  3,045,828
-----------------------------------------------------------------------
Time Warner, Inc., 6.95% Debs.,
1/15/28                                        4,000,000     4,250,416
                                                          -------------
                                                            12,203,244
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS
VIDEO - 1.4%
Comcast Cable Communications, Inc.,
8.125% Unsec. Nts., 5/1/04                     5,000,000     5,524,825
-----------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr.
Unsec. Debs., 7/15/18                          1,500,000     1,478,400
-----------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr.
Debs., 10/30/07                                2,200,000     2,395,351
                                                          -------------
                                                             9,398,576
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED
MEDIA - 3.3%
GSP I Corp., 10.15% First Mtg.
Bonds, 6/24/10(3)                              1,086,678     1,108,694
-----------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts.,
12/1/05                                          900,000       913,500
-----------------------------------------------------------------------
Reed Elsevier, Inc., 6.625% Nts.,
10/15/23(7)                                      600,000       591,516
-----------------------------------------------------------------------
Reed Publishing (USA), Inc., 7.66%
Medium-Term Nts., 2/19/99                        500,000       501,083
-----------------------------------------------------------------------
Regal Cinemas, Inc., 9.50% Sr. Sub.
Nts., 6/1/08(7)                                  500,000       522,500
-----------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr.
Sub. Nts., 12/1/08(7)                            600,000       603,750
-----------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Debs., 3/15/23                      1,295,000     1,588,491
-----------------------------------------------------------------------
Time Warner, Inc., 9.15% Debs.,
2/1/23                                        12,000,000    15,822,516
                                                          -------------
                                                            21,652,050
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
-1.9%
Cable & Wireless Communications
plc, 6.625% Nts., 3/6/05                       1,000,000     1,010,803
-----------------------------------------------------------------------
Intermedia Communications, Inc.,
8.60% Sr. Unsec. Nts., Series B,
6/1/08                                           905,000       864,275
-----------------------------------------------------------------------
NEXTLINK Communications, Inc.,
9.625% Sr. Nts., 10/1/07                       2,200,000     2,112,000
-----------------------------------------------------------------------
NTL, Inc., 11.50% Sr. Nts.,
10/1/08(7)                                     1,000,000     1,097,500
-----------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B,
2/15/05                                        1,000,000       995,000
11.50% Sr. Nts., 11/1/08(7)                    1,000,000     1,052,500
-----------------------------------------------------------------------
Qwest Communications International,
Inc., 0%/8.29% Sr. Unsec. Disc.
Nts., Series B, 2/1/08(10)                     1,350,000     1,026,000
-----------------------------------------------------------------------
Shaw Communications, Inc., 8.54%
Debs., 9/30/27CAD                              3,000,000     2,031,401
-----------------------------------------------------------------------
TCI Communications, Inc., 6.875%
Sr. Unsec. Nts., 2/15/06                       2,000,000     2,150,738
                                                          -------------
                                                            12,340,217
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS - 0.9%
Arch Communications, Inc., 12.75%
Sr. Nts., 7/1/07(7)                              200,000       201,000
-----------------------------------------------------------------------
Price Communications Wireless,
Inc., 9.125% Sr. Sec. Nts.,
12/15/06(7)                                    1,000,000     1,015,000
-----------------------------------------------------------------------
SBA Communications Corp., 0%/12%
Sr. Unsec. Disc. Nts., 3/1/08(10)                700,000       406,000
-----------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12%
Sr. Disc. Nts., 7/15/08(7)(10)                   600,000       303,000
-----------------------------------------------------------------------
U.S. Cellular Corp., 7.25% Nts.,
8/15/07                                        4,000,000     4,253,488
                                                          -------------
                                                             6,178,488
-----------------------------------------------------------------------
METALS/MINERALS - 0.1%
Great Lakes Carbon Corp., 10.25%
Sr. Sub. Nts., Series B, 5/15/08                 750,000       759,375

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
RETAIL - 1.3%
Eye Care Centers of America, Inc.,
9.125% Sr. Sub. Nts., 5/1/08(7)           $      250,000  $    238,750
-----------------------------------------------------------------------
Neiman Marcus Group, Inc., 6.65%
Sr. Nts., 6/1/08                               3,000,000     3,014,988
-----------------------------------------------------------------------
Staples, Inc., 7.125% Sr. Nts.,
8/15/07                                        5,000,000     5,159,805
                                                          -------------
                                                             8,413,543
-----------------------------------------------------------------------
SERVICE - 4.3%
Allied Waste North America, Inc.,
7.875% Sr. Nts., 1/1/09(7)                       665,000       676,638
-----------------------------------------------------------------------
Archer Daniels Midland Co., 7.125%
Debs., 3/1/13                                    750,000       849,599
-----------------------------------------------------------------------
Arvin Industries, Inc., 6.75% Nts.,
3/15/08                                        2,500,000     2,585,635
-----------------------------------------------------------------------
Cendant Corp., 7.75% Sr. Unsec.
Nts., 12/1/03(11)                             10,000,000    10,230,150
-----------------------------------------------------------------------
Great Lakes Dredge & Dock Corp.,
11.25% Sr. Sub. Nts., 8/15/08(7)                 135,000       137,700
-----------------------------------------------------------------------
Tyco International Group SA, 5.875%
Nts., 11/1/04(7)                              13,500,000    13,436,375
                                                          -------------
                                                            27,916,097
-----------------------------------------------------------------------
TRANSPORTATION - 4.7%
Chrysler Corp., 7.40% Debs.,
8/1/2097                                       2,000,000     2,262,372
-----------------------------------------------------------------------
CSX Corp.:
6.80% Fixed Nts., 12/1/28                      2,700,000     2,697,808
7.25% Sr. Unsec. Debs., 5/1/27                 4,820,000     5,145,480
-----------------------------------------------------------------------
Johnson Controls, Inc., 7.70%
Debs., 3/1/15                                    500,000       574,979
-----------------------------------------------------------------------
Kansas City Southern Industries,
Inc., 6.625% Nts., 3/1/05                        750,000       777,202
-----------------------------------------------------------------------
UAL Corp., 9.125% Debs., 1/15/12               5,000,000     5,780,190
-----------------------------------------------------------------------
Union Pacific Corp.:
6.39% Medium-Term Nts., Series E,
11/1/04                                       13,000,000    13,152,724
9.65% Medium-Term Nts., 4/17/00                  400,000       418,300
                                                          -------------
                                                            30,809,055
-----------------------------------------------------------------------
UTILITY - 5.2%
AES Corp., 8% Sr. Nts., 12/31/08               6,600,000     6,537,762
-----------------------------------------------------------------------
Alltel Corp., 6.50% Debs., 11/1/13             1,000,000     1,051,429
-----------------------------------------------------------------------
Cincinnati Bell Telephone Co.,
6.30% Sr. Unsec. Bonds, 12/1/28                1,000,000     1,005,723
-----------------------------------------------------------------------
Cleveland Electric Illuminating
Co./Toledo Edison Co., 7.13% Sec.
Nts., Series B, 7/1/07                         3,000,000     3,218,124
-----------------------------------------------------------------------
Consolidated Natural Gas Co.,
6.625% Debs., 12/1/13                          1,000,000     1,032,508
-----------------------------------------------------------------------
GTE Corp., 9.375% Debs., 12/1/00                 500,000       538,142
-----------------------------------------------------------------------
Long Island Lighting Co., 8.20%
Debs., 3/15/23                                 3,300,000     3,574,250
-----------------------------------------------------------------------
National Fuel Gas Co., 7.75% Debs.,
2/1/04                                           500,000       546,822
-----------------------------------------------------------------------
Northern Telecom Ltd., 6.875% Nts.,
10/1/02                                          500,000       525,985
-----------------------------------------------------------------------
Public Service Co. of Colorado,
8.75% First Mtg. Bonds, 3/1/22                   750,000       826,739
-----------------------------------------------------------------------
South Carolina Electric & Gas Co.,
9% Mtg. Bonds, 7/15/06                           500,000       601,390
-----------------------------------------------------------------------
Sprint Capital Corp., 6.875% Sr.
Unsec. Nts., 11/15/28                          6,000,000     6,250,440
-----------------------------------------------------------------------
TE Products Pipeline Co., 6.45% Sr.
Nts., 1/15/08                                  4,000,000     4,061,760
-----------------------------------------------------------------------
Texas Gas Transmission Corp.,
8.625% Nts., 4/1/04                              500,000       565,720
-----------------------------------------------------------------------
Washington Gas Light Co., 8.75%
First Mtg. Bonds, 7/1/19                         500,000       506,909

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL       MARKET VALUE
                                          AMOUNT (1)      NOTE 1
-----------------------------------------------------------------------
UTILITY (CONTINUED)
Williams Cos., Inc., 6.125% Sec.
Nts., 2/15/02                             $    3,000,000  $  3,026,301
                                                          -------------
                                                            33,870,004
                                                          -------------
Total Corporate Bonds and Notes
(Cost $347,798,759)                                        354,329,323

                                     SHARES
-----------------------------------------------------------------
PREFERRED STOCKS - 1.6%
-----------------------------------------------------------------
Centaur Funding Corp., 9.08%, Cum.
Preferred Shares, 4/21/20(3)(12)             6,600     6,917,625
-----------------------------------------------------------------
United Dominion Realty Trust, Inc.,
8.50% Unsec. Unsub. Preferred Nts.         135,000     3,493,125
                                                    -------------
Total Preferred Stocks (Cost
$9,975,000)                                           10,410,750
-----------------------------------------------------------------
OTHER SECURITIES - 0.5%
-----------------------------------------------------------------
Allstate Financing I, 7.95% Gtd.
Quarterly Income Preferred
Securities, Series A (Cost
$3,000,000)                                120,000     3,120,000

                                     PRINCIPAL
                                     AMOUNT (1)
-----------------------------------------------------------------
STRUCTURED INSTRUMENTS - 3.9%
-----------------------------------------------------------------
Bankers Trust/Bear Stearns High
Yield Composite Index Linked Nts.,
8.135%, 6/1/99                       $   5,000,000     5,088,850
-----------------------------------------------------------------
Bankers Trust/Lehman High Yield
Composite Index Linked Nts., 7.70%,
5/4/99                                   1,000,000     1,033,950
-----------------------------------------------------------------
Bayerische Landesbank Girozentrale
(New York Branch), Lehman High
Yield Index Nts., 8.50%, 3/8/99          6,000,000     5,655,000
-----------------------------------------------------------------
Bear Stearns High Yield Composite
Index Linked Nts., 8.50%, 4/9/99         3,000,000     2,788,140
-----------------------------------------------------------------
Commerzbank International SA,
Lehman High Yield Composite Index
Linked Nts., 7.80%, 2/5/99-4/5/99       10,000,000     9,973,000
-----------------------------------------------------------------
Merrill Lynch & Co., Inc., Units,
9.75%, 6/15/99 (representing debt
of Chemical Banking Corp., sub.
capital nts., and equity of
Citicorp, 7.75% preferred,
series 22)(3)                            1,000,000     1,130,000
                                                    -------------
Total Structured Instruments (Cost
$26,100,540)                                          25,668,940
-----------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.4%
-----------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 4.75%,
dated 12/31/98, to be repurchased
at $2,601,372 on 1/4/99,
collateralized by U.S. Treasury
Nts., 4%-8.875%, 2/15/99-7/15/06,
with a value of $2,653,050 (Cost
$2,600,000)                              2,600,000     2,600,000
-----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$681,813,086)                                105.0%  688,013,848
-----------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                        (5.0)  (32,471,149)
                                     -------------  -------------
NET ASSETS                                   100.0% $655,542,699
                                     -------------  -------------
                                     -------------  -------------

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
CAD - Canadian Dollar
IDR - Indonesian Rupiah

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

3. Identifies issues considered to be illiquid or restricted - See applicable note of Notes to Financial Statements.

4. When-issued security to be delivered and settled after December 31, 1998.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

6. Represents the current interest rate for a variable rate security.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $60,469,812 or 9.22% of the Fund's net assets as of December 31, 1998.

8. Non-income producing - issuer is in default.

9. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See applicable note of Notes to Financial Statements.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Securities with an aggregate market value of $5,115,075 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.

12. Non-income producing security.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998


MARKET VALUE
                                                              SHARES
NOTE 1
------------------------------------------------------------------------------------------
COMMON STOCKS - 88.6%
------------------------------------------------------------------------------------------
CAPITAL GOODS - 9.8%
------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.2%
Gulfstream Aerospace Corp.(1)                                      242,200
$   12,897,150
------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.9%
Allied Waste Industries, Inc. (New)(1)
875,835      20,691,602
------------------------------------------------------------------------------------------
Republic Services, Inc., Cl. A(1)
325,200       5,995,875
------------------------------------------------------------------------------------------
United Rentals, Inc.(1)
294,693       9,761,706
------------------------------------------------------------------------------------------
Waste Management, Inc. (New)
344,600      16,066,975

--------------

52,516,158
------------------------------------------------------------------------------------------
MANUFACTURING - 3.7%
Tyco International Ltd.
525,000      39,604,687
------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.5%
------------------------------------------------------------------------------------------
MEDIA - 1.0%
Infinity Broadcasting Corp., Cl. A(1)
391,900      10,728,262
------------------------------------------------------------------------------------------
RETAIL: GENERAL - 3.9%
Fred Meyer, Inc.(1)
220,000      13,255,000
------------------------------------------------------------------------------------------
Kohl's Corp.(1)
200,000      12,287,500
------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.
200,000      16,287,500

--------------

41,830,000
------------------------------------------------------------------------------------------
RETAIL: SPECIALTY - 5.6%
Abercrombie & Fitch Co., Cl. A(1)
105,000       7,428,750
------------------------------------------------------------------------------------------
Guitar Center, Inc.(1)
120,000       2,955,000
------------------------------------------------------------------------------------------
Home Depot, Inc.
375,000      22,945,312
------------------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)
669,000      26,509,125

--------------

59,838,187
------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.5%
------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.6%
Young & Rubicam, Inc.(1)
186,300       6,031,462
------------------------------------------------------------------------------------------
ENTERTAINMENT - 3.5%
Outback Steakhouse, Inc.(1)
210,000       8,373,750
------------------------------------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(1)
275,000      15,090,625
------------------------------------------------------------------------------------------
Starbucks Corp.(1)
250,000      14,031,250

--------------

37,495,625
------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 3.4%
CVS Corp.
665,000      36,575,000
------------------------------------------------------------------------------------------
FINANCIAL - 10.9%
------------------------------------------------------------------------------------------
BANKS - 2.0%
Fifth Third Bancorp
200,000      14,262,500
------------------------------------------------------------------------------------------
First Tennessee National Corp.
200,000       7,612,500

--------------

21,875,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND STATEMENT OF INVESTMENTS (CONTINUED)

MARKET VALUE
                                                              SHARES
NOTE 1
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.9%
Associates First Capital Corp., Cl. A                              432,000
$   18,306,000
------------------------------------------------------------------------------------------
Freddie Mac
380,000      24,486,250
------------------------------------------------------------------------------------------
Providian Financial Corp.
375,000      28,125,000
------------------------------------------------------------------------------------------
Schwab (Charles) Corp.
450,000      25,284,375

--------------

96,201,625
------------------------------------------------------------------------------------------
HEALTHCARE - 12.1%
------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 4.7%
Biogen, Inc.(1)
260,000      21,580,000
------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.
50,000       6,690,625
------------------------------------------------------------------------------------------
Pfizer, Inc.
75,000       9,407,812
------------------------------------------------------------------------------------------
Warner Lambert Co.
175,000      13,157,812

--------------

50,836,249
------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 7.4%
Cardinal Health, Inc.
450,000      34,143,750
------------------------------------------------------------------------------------------
Guidant Corp.
100,000      11,025,000
------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(1)
59,300         915,444
------------------------------------------------------------------------------------------
McKesson Corp.
230,000      18,184,375
------------------------------------------------------------------------------------------
Medtronic, Inc.
125,900       9,348,075
------------------------------------------------------------------------------------------
Sofamor Danek Group, Inc.(1)
50,000       6,087,500

--------------

79,704,144
------------------------------------------------------------------------------------------
TECHNOLOGY - 33.3%
------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 7.7%
3Com Corp.(1)
25,000       1,120,313
------------------------------------------------------------------------------------------
Ascend Communications, Inc.(1)
300,000      19,725,000
------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)
225,000      20,882,813
------------------------------------------------------------------------------------------
Dell Computer Corp.(1)
175,000      12,807,813
------------------------------------------------------------------------------------------
EMC Corp.(1)
340,000      28,900,000

--------------

83,435,939
------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 16.8%
Affiliated Computer Services, Inc., Cl. A(1)
200,000       9,000,000
------------------------------------------------------------------------------------------
Cap Gemini SA
116,666      18,734,205
------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)
360,000      34,942,500
------------------------------------------------------------------------------------------
Compuware Corp.(1)
400,000      31,250,000
------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)
200,000      11,225,000
------------------------------------------------------------------------------------------
HBO & Co.
760,000      21,802,500
------------------------------------------------------------------------------------------
Lernout & Hauspie Speech Products NV(1)
317,600      10,361,700
------------------------------------------------------------------------------------------
Microsoft Corp.(1)
225,000      31,204,688
------------------------------------------------------------------------------------------
Visio Corp.(1)
345,000      12,614,063

--------------

181,134,656
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.3%
General Instrument Corp.(1)
100,000       3,393,750
------------------------------------------------------------------------------------------
Lucent Technologies, Inc.
100,000      11,000,000

--------------

14,393,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND STATEMENT OF INVESTMENTS (CONTINUED)

MARKET VALUE
                                                              SHARES
NOTE 1
------------------------------------------------------------------------------------------
ELECTRONICS - 7.5%
JDS Fitel, Inc.(1)                                                 425,000
$   10,545,217
------------------------------------------------------------------------------------------
Level One Communications, Inc.(1)
200,000       7,100,000
------------------------------------------------------------------------------------------
Uniphase Corp.(1)(2)
228,000      15,817,500
------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)
420,000      19,162,500
------------------------------------------------------------------------------------------
Waters Corp.(1)
325,000      28,356,250

--------------

80,981,467
------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.5%
------------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 4.5%
Global Crossing Ltd.(1)
362,700      16,366,838
------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)
350,000      25,112,500
------------------------------------------------------------------------------------------
Qwest Communications International, Inc.(1)
146,610       7,330,500

--------------

48,809,838

--------------
Total Common Stocks (Cost
$603,144,720)                                        954,889,199
------------------------------------------------------------------------------------------
OTHER SECURITIES - 0.8%
------------------------------------------------------------------------------------------
L & H Capital Trust, Inc., 4.75% Cv. Preferred Income Equity
Redeemable Securities(3)
132,500       4,223,437
------------------------------------------------------------------------------------------
United Rental Trust I, 6.50% Cv. Quarterly Income Preferred
Securities(3)
100,000       4,812,500

--------------
Total Other Securities (Cost
$11,695,000)                                        9,035,937

                                                              PRINCIPAL
                                                              AMOUNT
------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.3%
------------------------------------------------------------------------------------------
United Waste Systems, Inc., 4.50% Cv. Sub. Nts., 6/1/01
(Cost $2,000,000)                                             $
2,000,000       3,137,500
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.4%
------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.75%, dated 12/31/98, to be repurchased at $112,559,375 on
1/4/99, collateralized by U.S. Treasury Nts., 4%-8.875%,
2/15/99-7/15/06, with a value of $114,795,454 (Cost
$112,500,000)
112,500,000     112,500,000
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $729,339,720)                      100.1%
1,079,562,636
------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS
(0.1)     (1,602,476)
                                                              ------------
--------------
NET ASSETS                                                           100.0%
$1,077,960,160
                                                              ------------
--------------
                                                              ------------
--------------

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


SHARES                                      MARKET
                                                     SUBJECT    EXPIRATION
EXERCISE   PREMIUM    VALUE
                                                     TO CALL    DATE
PRICE      RECEIVED   NOTE 1
------------------------------------------------------------------------------------------------------------
Uniphase Corp.                                       13,800     1/99
$70        $34,764        $32,775

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $9,035,937, or 0.84% of the Fund's net assets as of December 31, 1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
COMMON STOCKS - 91.5%
-----------------------------------------------------------------
BASIC MATERIALS - 1.7%
-----------------------------------------------------------------
CHEMICALS - 1.5%
Crompton & Knowles Corp.                  100,200   $  2,072,887
-----------------------------------------------------------------
Morton International, Inc.                139,000      3,405,500
-----------------------------------------------------------------
PPG Industries, Inc.                      100,000      5,825,000
                                                    -------------
                                                      11,303,387
-----------------------------------------------------------------
PAPER - 0.2%
Rayonier, Inc.                             32,400      1,488,375
-----------------------------------------------------------------
CAPITAL GOODS - 4.1%
-----------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.4%
Emerson Electric Co.                       45,000      2,815,312
-----------------------------------------------------------------
Sanmina Corp.(1)                          128,500      8,031,250
                                                    -------------
                                                      10,846,562
-----------------------------------------------------------------
INDUSTRIAL SERVICES - 0.9%
Coflexip SA, Sponsored ADR                 49,200      1,580,550
-----------------------------------------------------------------
Southdown, Inc.                            95,500      5,652,406
                                                    -------------
                                                       7,232,956
-----------------------------------------------------------------
MANUFACTURING - 1.8%
Herman Miller, Inc.                       120,000      3,225,000
-----------------------------------------------------------------
Illinois Tool Works, Inc.                  57,500      3,335,000
-----------------------------------------------------------------
Owens-Illinois, Inc.(1)                    40,000      1,225,000
-----------------------------------------------------------------
Tyco International Ltd.                    75,022      5,659,472
                                                    -------------
                                                      13,444,472
-----------------------------------------------------------------
CONSUMER CYCLICALS - 16.8%
-----------------------------------------------------------------
AUTOS & HOUSING - 3.3%
Arvin Industries, Inc.                     99,300      4,139,569
-----------------------------------------------------------------
Centex Corp.                              136,000      6,128,500
-----------------------------------------------------------------
Ethan Allen Interiors, Inc.                80,000      3,280,000
-----------------------------------------------------------------
Magna International, Inc., Cl. A           22,000      1,364,000
-----------------------------------------------------------------
Pulte Corp.                                44,000      1,223,750
-----------------------------------------------------------------
Toll Brothers, Inc.(1)                    156,200      3,524,262
-----------------------------------------------------------------
USG Corp.                                 110,000      5,603,125
                                                    -------------
                                                      25,263,206
-----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 4.1%
Callaway Golf Co.                          95,000        973,750
-----------------------------------------------------------------
Carnival Corp.                            410,000     19,680,000
-----------------------------------------------------------------
Harley-Davidson, Inc.                      70,000      3,316,250
-----------------------------------------------------------------
Harrah's Entertainment, Inc.(1)           153,000      2,400,187
-----------------------------------------------------------------
International Game Technology              50,000      1,215,625

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)

Premier Parks, Inc.(1)                    130,000   $  3,932,500
                                                    -------------
                                                      31,518,312
-----------------------------------------------------------------
MEDIA - 3.2%
CBS Corp.                                 150,000      4,912,500
-----------------------------------------------------------------
Chancellor Media Corp.(1)                 130,000      6,223,750
-----------------------------------------------------------------
Infinity Broadcasting Corp., Cl.
A(1)                                      223,900      6,129,262
-----------------------------------------------------------------
New York Times Co., Cl. A                 200,000      6,937,500
                                                    -------------
                                                      24,203,012
-----------------------------------------------------------------
RETAIL: GENERAL - 4.2%
Dayton Hudson Corp.                        65,000      3,526,250
-----------------------------------------------------------------
Federated Department Stores,
Inc.(1)                                    50,000      2,178,125
-----------------------------------------------------------------
Fred Meyer, Inc.(1)                       160,000      9,640,000
-----------------------------------------------------------------
Jones Apparel Group, Inc.(1)              200,000      4,412,500
-----------------------------------------------------------------
Nordstrom, Inc.                           125,000      4,335,937
-----------------------------------------------------------------
Tommy Hilfiger Corp.(1)                   120,000      7,200,000
-----------------------------------------------------------------
WestPoint Stevens, Inc.(1)                 35,000      1,104,687
                                                    -------------
                                                      32,397,499
-----------------------------------------------------------------
RETAIL: SPECIALTY - 2.0%
Barnes & Noble, Inc.(1)                    80,000      3,400,000
-----------------------------------------------------------------
Intimate Brands, Inc., Cl. A               62,000      1,852,250
-----------------------------------------------------------------
Nine West Group, Inc.(1)                  130,000      2,023,125
-----------------------------------------------------------------
Republic Industries, Inc.(1)              206,000      3,038,500
-----------------------------------------------------------------
TJX Cos., Inc.                            184,000      5,336,000
                                                    -------------
                                                      15,649,875
-----------------------------------------------------------------
CONSUMER STAPLES - 12.6%
-----------------------------------------------------------------
CONSUMER SERVICES - 2.5%
Budget Group, Inc., Cl. A(1)              271,800      4,314,825
-----------------------------------------------------------------
Hertz Corp., Cl. A                         73,000      3,330,625
-----------------------------------------------------------------
Omnicom Group, Inc.                       145,000      8,410,000
-----------------------------------------------------------------
Young & Rubicam, Inc.(1)                   94,500      3,059,437
                                                    -------------
                                                      19,114,887
-----------------------------------------------------------------
ENTERTAINMENT - 2.9%
CKE Restaurants, Inc.                     127,270      3,746,511
-----------------------------------------------------------------
Royal Caribbean Cruises Ltd.              190,000      7,030,000
-----------------------------------------------------------------
Time Warner, Inc.                         180,000     11,171,250
                                                    -------------
                                                      21,947,761
-----------------------------------------------------------------
FOOD - 1.0%
IBP, Inc.                                  72,800      2,120,300
-----------------------------------------------------------------
Keebler Foods Co.(1)                      145,000      5,455,625
                                                    -------------
                                                       7,575,925

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
FOOD & DRUG RETAILERS - 4.5%
CVS Corp.                                 280,000   $ 15,400,000
-----------------------------------------------------------------
Safeway, Inc.(1)                          310,000     18,890,625
                                                    -------------
                                                      34,290,625
-----------------------------------------------------------------
HOUSEHOLD GOODS - 1.7%
Avon Products, Inc.                       287,000     12,699,750
-----------------------------------------------------------------
ENERGY - 1.6%
-----------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.8%
BJ Services Co.(1)                         50,000        781,250
-----------------------------------------------------------------
Global Industries Ltd.(1)                  60,100        368,112
-----------------------------------------------------------------
Halliburton Co.                           129,800      3,845,325
-----------------------------------------------------------------
Varco International, Inc.(1)              166,200      1,288,050
                                                    -------------
                                                       6,282,737
-----------------------------------------------------------------
OIL - DOMESTIC - 0.4%
Mobil Corp.                                18,200      1,585,675
-----------------------------------------------------------------
Texaco, Inc.                               29,000      1,533,375
                                                    -------------
                                                       3,119,050
-----------------------------------------------------------------
OIL - INTERNATIONAL - 0.4%
Total SA, Sponsored ADR                    60,000      2,985,000
-----------------------------------------------------------------
FINANCIAL - 11.9%
-----------------------------------------------------------------
BANKS - 2.9%
Bank One Corp.                            124,488      6,356,668
-----------------------------------------------------------------
BankBoston Corp.                           30,000      1,168,125
-----------------------------------------------------------------
Chase Manhattan Corp. (New)                31,280      2,128,995
-----------------------------------------------------------------
Credito Italiano SpA                      376,000      2,233,572
-----------------------------------------------------------------
Fleet Financial Group, Inc.               150,000      6,703,125
-----------------------------------------------------------------
Skandinaviska Enskilda Banken Group       177,500      1,872,330
-----------------------------------------------------------------
Unibanco-Uniao de Bancos
Brasileiros SA, Sponsored GDR             133,000      1,920,188
                                                    -------------
                                                      22,383,003
-----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.5%
Associates First Capital Corp., Cl.
A                                         180,000      7,627,500
-----------------------------------------------------------------
Boston Properties, Inc.                   110,000      3,355,000
-----------------------------------------------------------------
Citigroup, Inc.                           228,499     11,310,701
-----------------------------------------------------------------
Fannie Mae                                 36,000      2,664,000
-----------------------------------------------------------------
Finova Group, Inc.                         60,800      3,279,400
-----------------------------------------------------------------
Franklin Resources, Inc.                   71,200      2,278,400
-----------------------------------------------------------------
Freddie Mac                                60,000      3,866,250
-----------------------------------------------------------------
Merrill Lynch & Co., Inc.                  70,000      4,672,500
-----------------------------------------------------------------
Morgan Stanley Dean Witter & Co.           80,000      5,680,000
-----------------------------------------------------------------
Price (T. Rowe) Associates, Inc.           65,000      2,226,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)

Schwab (Charles) Corp.                     60,000   $  3,371,250
                                                    -------------
                                                      50,331,251
INSURANCE - 2.5%
CMAC Investment Corp.                      30,000      1,378,125
-----------------------------------------------------------------
Conseco, Inc.                             190,000      5,806,875
-----------------------------------------------------------------
Equitable Cos., Inc.                      100,000      5,787,500
-----------------------------------------------------------------
SunAmerica, Inc.                           78,500      6,368,313
                                                    -------------
                                                      19,340,813
-----------------------------------------------------------------
HEALTHCARE - 8.7%
-----------------------------------------------------------------
HEALTHCARE/DRUGS - 5.2%
Elan Corp. plc, ADR(1)                    100,000      6,956,250
-----------------------------------------------------------------
Lilly (Eli) & Co.                          45,000      3,999,375
-----------------------------------------------------------------
Pfizer, Inc.                              142,000     17,812,125
-----------------------------------------------------------------
Schering-Plough Corp.                     205,600     11,359,400
                                                    -------------
                                                      40,127,150
-----------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
3.5%
Baxter International, Inc.                 63,000      4,051,688
-----------------------------------------------------------------
Cardinal Health, Inc.                      95,400      7,238,475
-----------------------------------------------------------------
First Health Group Corp.(1)               157,600      2,610,250
-----------------------------------------------------------------
HEALTHSOUTH Corp.(1)                       88,000      1,358,500
-----------------------------------------------------------------
Lincare Holdings, Inc.(1)                  30,000      1,216,875
-----------------------------------------------------------------
Medtronic, Inc.                            55,000      4,083,750
-----------------------------------------------------------------
Safeskin Corp.(1)                         130,000      3,136,250
-----------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)        101,750      3,007,984
                                                    -------------
                                                      26,703,772
-----------------------------------------------------------------
TECHNOLOGY - 29.0%
-----------------------------------------------------------------
COMPUTER HARDWARE - 7.7%
Cisco Systems, Inc.(1)                    200,000     18,562,500
-----------------------------------------------------------------
Compaq Computer Corp.                     250,000     10,484,375
-----------------------------------------------------------------
Data General Corp.(1)                     159,000      2,613,563
-----------------------------------------------------------------
Dell Computer Corp.(1)                     25,000      1,829,688
-----------------------------------------------------------------
EMC Corp.(1)                               94,000      7,990,000
-----------------------------------------------------------------
Gateway 2000, Inc.(1)                     100,000      5,118,750
-----------------------------------------------------------------
Seagate Technology, Inc.(1)               210,000      6,352,500
-----------------------------------------------------------------
Sun Microsystems, Inc.(1)                  74,000      6,336,250
                                                    -------------
                                                      59,287,626
-----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 10.2%
BMC Software, Inc.(1)                     180,000      8,021,250
-----------------------------------------------------------------
Cambridge Technology Partners,
Inc.(1)                                    50,000      1,106,250
-----------------------------------------------------------------
Gartner Group, Inc., Cl. A(1)              91,000      1,933,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES
(CONTINUED)

HBO & Co.                                 170,000   $  4,876,875
-----------------------------------------------------------------
Microsoft Corp.(1)                        185,000     25,657,188
-----------------------------------------------------------------
Network Associates, Inc.(1)               120,000      7,950,000
-----------------------------------------------------------------
Oracle Corp.(1)                           180,000      7,762,500
-----------------------------------------------------------------
Peoplesoft, Inc.(1)                       188,000      3,560,250
-----------------------------------------------------------------
PLATINUM Technology, Inc.(1)              148,300      2,836,238
-----------------------------------------------------------------
Saville Systems Ireland plc,
Sponsored ADR(1)                           85,000      1,615,000
-----------------------------------------------------------------
Sungard Data Systems, Inc.(1)             163,300      6,480,969
-----------------------------------------------------------------
Unisys Corp.(1)                           110,000      3,788,125
-----------------------------------------------------------------
Veritas Software Corp.(1)                  50,000      2,996,875
                                                    -------------
                                                      78,585,270
-----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.3%
Alcatel SA, Sponsored ADR                 140,000      3,421,250
-----------------------------------------------------------------
CIENA Corp.(1)                            100,000      1,462,500
-----------------------------------------------------------------
General Instrument Corp.(1)               250,000      8,484,375
-----------------------------------------------------------------
Lucent Technologies, Inc.                  35,000      3,850,000
-----------------------------------------------------------------
Premisys Communications, Inc.(1)          160,000      1,470,000
-----------------------------------------------------------------
Tellabs, Inc.(1)                          323,000     22,145,688
                                                    -------------
                                                      40,833,813
-----------------------------------------------------------------
ELECTRONICS - 5.8%
Applied Materials, Inc.(1)                 70,000      2,988,125
-----------------------------------------------------------------
LSI Logic Corp.(1)                         63,000      1,015,875
-----------------------------------------------------------------
Micron Technology, Inc.(1)                105,000      5,309,063
-----------------------------------------------------------------
Motorola, Inc.                             70,000      4,274,375
-----------------------------------------------------------------
Novellus Systems, Inc.(1)                  78,000      3,861,000
-----------------------------------------------------------------
Uniphase Corp.(1)                          80,000      5,550,000
-----------------------------------------------------------------
Vitesse Semiconductor Corp.(1)            286,100     13,053,313
-----------------------------------------------------------------
Waters Corp.(1)                           100,000      8,725,000
                                                    -------------
                                                      44,776,751
-----------------------------------------------------------------
TELECOMMUNICATIONS - 3.9%
-----------------------------------------------------------------
TELEPHONE UTILITIES - 1.2%
Embratel Participacoes SA, ADR(1)          80,000      1,115,000
-----------------------------------------------------------------
SBC Communications, Inc.                   70,000      3,753,750
-----------------------------------------------------------------
Telesp Celular Participacoes SA,
ADR(1)                                    100,000      1,750,000
-----------------------------------------------------------------
Telesp Participacoes SA, ADR(1)           115,000      2,544,375
                                                    -------------
                                                       9,163,125
-----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
2.7%
MCI WorldCom, Inc.(1)                     211,000     15,139,250
-----------------------------------------------------------------
Qwest Communications International,
Inc.(1)                                   113,942      5,697,100
                                                    -------------
                                                      20,836,350

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
STATEMENT OF INVESTMENTS (CONTINUED)

                                                    MARKET VALUE
                                     SHARES         NOTE 1
-----------------------------------------------------------------
TRANSPORTATION - 1.2%
-----------------------------------------------------------------
RAILROADS & TRUCKERS - 1.2%
Kansas City Southern Industries,
Inc.                                      190,000   $  9,345,625
                                                    -------------
Total Common Stocks (Cost
$511,894,542)                                        703,077,940

                                     PRINCIPAL
                                     AMOUNT
-----------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.4%
-----------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 4.75%,
dated 12/31/98, to be repurchased
at $64,433,989 on 1/4/99,
collateralized by U.S. Treasury
Nts.,
4%-8.875%, 2/15/99-7/15/06, with a
value of $65,714,020 (Cost
$64,400,000)                         $ 64,400,000     64,400,000
-----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$576,294,542)                                99.9%   767,477,940
-----------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES               0.1      1,071,756
                                     ------------   -------------
NET ASSETS                                  100.0%  $768,549,696
                                     ------------   -------------
                                     ------------   -------------

1. Non-income producing security.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
COMMON STOCKS - 48.3%
--------------------------------------------------------------------------
BASIC MATERIALS - 1.5%
--------------------------------------------------------------------------
CHEMICALS - 0.9%
Bayer AG, Sponsored ADR                            47,000  $    1,962,659
--------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                    27,000       1,432,687
--------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.(1)              32,500       2,075,937
                                                           ---------------
                                                                5,471,283
--------------------------------------------------------------------------
METALS - 0.2%
De Beers Consolidated Mines Ltd., ADR             100,000       1,275,000
--------------------------------------------------------------------------
PAPER - 0.4%
MacMillan Bloedel Ltd.                            130,883       1,307,548
--------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                         77,000       1,361,937
                                                           ---------------
                                                                2,669,485
--------------------------------------------------------------------------
CAPITAL GOODS - 1.8%
--------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
Rockwell International Corp.                       42,500       2,063,906
--------------------------------------------------------------------------
MANUFACTURING - 1.5%
AGCO Corp.                                         90,000         708,750
--------------------------------------------------------------------------
ASM Lithography Holding NV(1)(2)                   50,400       1,537,200
--------------------------------------------------------------------------
Cognex Corp.(2)                                    70,000       1,400,000
--------------------------------------------------------------------------
Hexcel Corp. (New)(2)                             125,000       1,046,875
--------------------------------------------------------------------------
Hutchison Whampoa Ltd.                             35,000         247,353
--------------------------------------------------------------------------
JLK Direct Distribution, Inc.(2)                   30,000         305,625
--------------------------------------------------------------------------
Pall Corp.                                        105,000       2,657,812
--------------------------------------------------------------------------
Tenneco, Inc. (New)                                50,000       1,703,125
                                                           ---------------
                                                                9,606,740
--------------------------------------------------------------------------
CONSUMER CYCLICALS - 8.1%
--------------------------------------------------------------------------
AUTOS & HOUSING - 1.3%
Dana Corp.                                         37,500       1,532,812
--------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                        10,000         410,000
--------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA            363,877         997,923
--------------------------------------------------------------------------
Lear Corp.(2)                                      52,500       2,021,250
--------------------------------------------------------------------------
Owens Corning                                      58,000       2,055,375
--------------------------------------------------------------------------
Toll Brothers, Inc.(2)                             46,000       1,037,875
                                                           ---------------
                                                                8,055,235
--------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.9%
Berjaya Sports Toto Berhad(3)                     410,000         409,137
--------------------------------------------------------------------------
Brunswick Corp.                                    65,000       1,608,750
--------------------------------------------------------------------------
Callaway Golf Co.                                  87,000         891,750
--------------------------------------------------------------------------
Carnival Corp.                                     27,500       1,320,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)

Crestline Capital Corp.(2)                          9,000  $      138,375
--------------------------------------------------------------------------
Host Marriott Corp.(2)                             90,000       1,243,125
--------------------------------------------------------------------------
International Game Technology                     120,000       2,917,500
--------------------------------------------------------------------------
Marriott International, Inc., Cl. A                35,000       1,015,000
--------------------------------------------------------------------------
Mattel, Inc.                                           --               6
--------------------------------------------------------------------------
Mirage Resorts, Inc.(2)                           170,000       2,539,375
--------------------------------------------------------------------------
Nintendo Co. Ltd.                                  32,000       3,094,040
--------------------------------------------------------------------------
Shimano, Inc.                                     100,000       2,573,951
                                                           ---------------
                                                               17,751,009
--------------------------------------------------------------------------
MEDIA - 1.6%
CBS Corp.(1)                                      110,000       3,602,500
--------------------------------------------------------------------------
MediaOne Group, Inc.(2)                            57,600       2,707,200
--------------------------------------------------------------------------
RCN Corp.(2)                                      135,000       2,387,812
--------------------------------------------------------------------------
South China Morning Post Holdings Ltd.          2,258,000       1,158,580
                                                           ---------------
                                                                9,856,092
--------------------------------------------------------------------------
RETAIL: GENERAL - 1.6%
Cone Mills Corp.(2)                               154,000         866,250
--------------------------------------------------------------------------
Dayton Hudson Corp.                                28,000       1,519,000
--------------------------------------------------------------------------
Federated Department Stores, Inc.(1)(2)            47,500       2,069,219
--------------------------------------------------------------------------
Jones Apparel Group, Inc.(2)                       77,000       1,698,812
--------------------------------------------------------------------------
Neiman Marcus Group, Inc.(2)                       79,000       1,970,062
--------------------------------------------------------------------------
Saks, Inc.(2)                                      51,660       1,630,519
                                                           ---------------
                                                                9,753,862
--------------------------------------------------------------------------
RETAIL: SPECIALTY - 0.7%
AutoZone, Inc.(1)(2)                               57,000       1,877,437
--------------------------------------------------------------------------
General Nutrition Cos., Inc.(2)                   104,000       1,690,000
--------------------------------------------------------------------------
Petco Animal Supplies, Inc.(2)                     60,000         603,750
                                                           ---------------
                                                                4,171,187
--------------------------------------------------------------------------
CONSUMER STAPLES - 4.5%
--------------------------------------------------------------------------
BEVERAGES - 0.6%
Coca-Cola Beverages plc(2)                         55,000          95,750
--------------------------------------------------------------------------
Diageo plc                                        155,800       1,744,928
--------------------------------------------------------------------------
Whitman Corp.(1)                                   62,000       1,573,250
                                                           ---------------
                                                                3,413,928
--------------------------------------------------------------------------
CONSUMER SERVICES - 0.4%
Alternative Living Services, Inc.(2)               74,000       2,534,500
--------------------------------------------------------------------------
Intermedia Communications, Inc.(2)                    462           7,969
--------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                  58             800
                                                           ---------------
                                                                2,543,269

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
ENTERTAINMENT - 1.0%
Cracker Barrel Old Country Store, Inc.             76,000  $    1,771,750
--------------------------------------------------------------------------
Luby's Cafeterias, Inc.                            90,000       1,389,375
--------------------------------------------------------------------------
Time Warner, Inc.                                  48,000       2,979,000
                                                           ---------------
                                                                6,140,125
--------------------------------------------------------------------------
FOOD - 0.7%
Groupe Danone                                      10,000       2,864,300
--------------------------------------------------------------------------
Nestle SA, Sponsored ADR                           14,000       1,523,866
                                                           ---------------
                                                                4,388,166
--------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.0%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar, Sponsored ADR                           14,000         217,000
--------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.7%
Fort James Corp.                                   43,000       1,720,000
--------------------------------------------------------------------------
Rexall Sundown, Inc.(2)                            52,100         729,400
--------------------------------------------------------------------------
Wella AG                                            2,150       1,471,608
--------------------------------------------------------------------------
Wella AG, Preference                                  200         168,115
                                                           ---------------
                                                                4,089,123
--------------------------------------------------------------------------
TOBACCO - 1.1%
Imperial Tobacco Group plc                        225,400       2,406,714
--------------------------------------------------------------------------
Philip Morris Cos., Inc.(1)                        87,000       4,654,500
                                                           ---------------
                                                                7,061,214
--------------------------------------------------------------------------
ENERGY - 2.2%
--------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.9%
Baker Hughes, Inc.                                 33,750         596,953
--------------------------------------------------------------------------
Input/Output, Inc.(2)                             193,000       1,411,312
--------------------------------------------------------------------------
Santa Fe International Corp.                       99,000       1,447,875
--------------------------------------------------------------------------
Schlumberger Ltd.                                  25,000       1,153,125
--------------------------------------------------------------------------
Transocean Offshore, Inc.                          44,000       1,179,750
                                                           ---------------
                                                                5,789,015
--------------------------------------------------------------------------
OIL - DOMESTIC - 0.6%
Comstock Resources, Inc.(2)                       175,000         535,937
--------------------------------------------------------------------------
Kerr-McGee Corp.                                   35,000       1,338,750
--------------------------------------------------------------------------
Unocal Corp.                                       65,000       1,897,187
                                                           ---------------
                                                                3,771,874
--------------------------------------------------------------------------
OIL - INTERNATIONAL - 0.7%
Petroleo Brasileiro SA, Preference              3,330,000         377,595
--------------------------------------------------------------------------
Talisman Energy, Inc.(2)                           95,510       1,680,702
--------------------------------------------------------------------------
Total SA, Sponsored ADR                            17,501         870,675
--------------------------------------------------------------------------
YPF SA, Cl. D, ADR                                 50,000       1,396,875
                                                           ---------------
                                                                4,325,847

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
FINANCIAL - 11.1%
--------------------------------------------------------------------------
BANKS - 6.3%
ABN Amro Holding NV                                62,700  $    1,319,707
--------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA               95,000         675,109
--------------------------------------------------------------------------
Bank One Corp.                                     36,000       1,838,250
--------------------------------------------------------------------------
BankAmerica Corp. (New)(1)                        167,500      10,070,937
--------------------------------------------------------------------------
Chase Manhattan Corp. (New)                       165,000      11,230,312
--------------------------------------------------------------------------
Credit Suisse Group                                 5,225         817,595
--------------------------------------------------------------------------
Credito Italiano SpA                              460,700       2,736,720
--------------------------------------------------------------------------
J.P. Morgan & Co., Inc.(1)                         18,500       1,943,656
--------------------------------------------------------------------------
Societe Generale                                   26,200       4,244,714
--------------------------------------------------------------------------
UBS AG                                              4,175       1,282,278
--------------------------------------------------------------------------
Wells Fargo Co.                                    70,000       2,795,625
                                                           ---------------
                                                               38,954,903
--------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.5%
American Express Co.(1)                            20,000       2,045,000
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                        30,732       1,052,571
--------------------------------------------------------------------------
ICICI Ltd., GDR(4)                                 35,500         236,963
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.(1)                       31,000       2,069,250
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                40,000       2,840,000
--------------------------------------------------------------------------
Simon Property Group, Inc. (New)                   37,500       1,068,750
                                                           ---------------
                                                                9,312,534
--------------------------------------------------------------------------
INSURANCE - 1.1%
Everest Reinsurance Holdings, Inc.                 56,000       2,180,500
--------------------------------------------------------------------------
Skandia Forsakrings AB                            162,000       2,478,305
--------------------------------------------------------------------------
UNUM Corp.                                         40,000       2,335,000
                                                           ---------------
                                                                6,993,805
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 2.2%
Archstone Communities Trust                        52,000       1,053,000
--------------------------------------------------------------------------
Brandywine Realty Trust                            56,000       1,001,000
--------------------------------------------------------------------------
Camden Property Trust                              40,000       1,040,000
--------------------------------------------------------------------------
CarrAmerica Realty Corp.                           48,000       1,152,000
--------------------------------------------------------------------------
Chastain Capital Corp.                            134,000         603,000
--------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                           32,000       1,140,000
--------------------------------------------------------------------------
Cornerstone Properties, Inc.                       68,000       1,062,500
--------------------------------------------------------------------------
CRIIMI MAE, Inc.                                  115,000         402,500
--------------------------------------------------------------------------
Developers Diversified Realty Corp.                62,000       1,100,500
--------------------------------------------------------------------------
JDN Realty Corp.                                   60,000       1,293,750
--------------------------------------------------------------------------
Manufactured Home Communities, Inc.                44,000       1,102,750
--------------------------------------------------------------------------
Post Properties, Inc.                              28,000       1,076,250
--------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                     44,000       1,135,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS
(CONTINUED)

Sunstone Hotel Investors, Inc.                     80,000  $      755,000
                                                           ---------------
                                                               13,918,000
--------------------------------------------------------------------------
HEALTHCARE - 4.1%
--------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.4%
Abbott Laboratories                                42,000       2,058,000
--------------------------------------------------------------------------
American Home Products Corp.                       56,000       3,153,500
--------------------------------------------------------------------------
Astra AB Free, Series A                           120,000       2,450,176
--------------------------------------------------------------------------
Centocor, Inc.(1)(2)                               60,500       2,730,063
--------------------------------------------------------------------------
Johnson & Johnson                                  21,000       1,761,375
--------------------------------------------------------------------------
Mylan Laboratories, Inc.(1)                        69,500       2,189,250
--------------------------------------------------------------------------
Novartis AG                                         2,000       3,930,131
--------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A.,
Sponsored ADR                                      38,000       2,641,000
                                                           ---------------
                                                               20,913,495
--------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.7%
Acuson Corp.(2)                                   104,000       1,547,000
--------------------------------------------------------------------------
Biomet, Inc.                                       20,000         805,000
--------------------------------------------------------------------------
Innovasive Devices, Inc.(2)                       110,000         371,250
--------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(4)                       20,000         332,000
--------------------------------------------------------------------------
United Healthcare Corp.                            32,800       1,412,450
                                                           ---------------
                                                                4,467,700
--------------------------------------------------------------------------
TECHNOLOGY - 10.8%
--------------------------------------------------------------------------
COMPUTER HARDWARE - 3.4%
3Com Corp.(2)                                      33,000       1,478,813
--------------------------------------------------------------------------
Canon, Inc.                                        50,000       1,066,225
--------------------------------------------------------------------------
Cisco Systems, Inc.(1)(2)                          45,000       4,176,563
--------------------------------------------------------------------------
Compaq Computer Corp.                              17,500         733,906
--------------------------------------------------------------------------
Hewlett-Packard Co.                                39,000       2,664,188
--------------------------------------------------------------------------
International Business Machines Corp.(1)           60,000      11,085,000
                                                           ---------------
                                                               21,204,695
--------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 3.4%
America Online, Inc.(1)                            34,200       4,950,450
--------------------------------------------------------------------------
Computer Associates International,
Inc.(1)                                            62,999       2,685,354
--------------------------------------------------------------------------
Electronic Arts, Inc.(1)(2)                        25,000       1,403,125
--------------------------------------------------------------------------
First Data Corp.                                   80,000       2,535,000
--------------------------------------------------------------------------
Novell, Inc.(1)(2)                                126,000       2,283,750
--------------------------------------------------------------------------
PLATINUM Technology, Inc.(2)                       70,000       1,338,750
--------------------------------------------------------------------------
Rational Software Corp.(1)(2)                     128,000       3,392,000
--------------------------------------------------------------------------
Sabre Group Holdings, Inc.(1)(2)                   60,000       2,670,000
--------------------------------------------------------------------------
SELECT Software Tools Ltd., ADR(2)                100,000         106,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES (CONTINUED)

Structural Dynamics Research Corp.(2)                 167  $        3,319
                                                           ---------------
                                                               21,367,998
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.2%
Tellabs, Inc.(1)(2)                                17,500       1,199,844
--------------------------------------------------------------------------
ELECTRONICS - 3.3%
Analog Devices, Inc.(1)(2)                         69,000       2,164,875
--------------------------------------------------------------------------
General Motors Corp., Cl. H(1)(2)                  40,200       1,595,438
--------------------------------------------------------------------------
Intel Corp.(1)                                     86,000      10,196,375
--------------------------------------------------------------------------
Keyence Corp.                                       9,000       1,104,636
--------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                  105,000       1,640,625
--------------------------------------------------------------------------
STMicroelectronics NV, NY Shares(1)(2)             17,500       1,366,094
--------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                               29,000       1,228,875
--------------------------------------------------------------------------
Xilinx, Inc.(1)(2)                                 21,000       1,367,625
                                                           ---------------
                                                               20,664,543
--------------------------------------------------------------------------
PHOTOGRAPHY - 0.5%
Xerox Corp.(1)                                     24,000       2,832,000
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%
--------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%
SBC Communications, Inc.                           44,000       2,359,500
--------------------------------------------------------------------------
Telecomunicacoes Brasileiras SA                 8,100,000             670
                                                           ---------------
                                                                2,360,170
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 1.4%
Airtouch Communications, Inc.(1)(2)                35,000       2,524,375
--------------------------------------------------------------------------
Embratel Participacoes SA(2)                    8,100,000          70,394
--------------------------------------------------------------------------
MCI WorldCom, Inc.(1)(2)                           62,195       4,462,491
--------------------------------------------------------------------------
Qwest Communications International,
Inc.(2)                                            25,000       1,250,000
--------------------------------------------------------------------------
Tele Celular Sul Participacoes SA(2)            8,100,000           7,509
--------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
SA(2)                                           8,100,000           6,369
--------------------------------------------------------------------------
Tele Centro Sul Participacoes SA(2)             8,100,000          53,634
--------------------------------------------------------------------------
Tele Leste Celular Participacoes SA(2)          8,100,000           3,218
--------------------------------------------------------------------------
Tele Nordeste Celular Participacoes
SA(2)                                           8,100,000           4,090
--------------------------------------------------------------------------
Tele Norte Celular Participacoes SA(2)          8,100,000           2,615
--------------------------------------------------------------------------
Tele Norte Leste Participacoes SA(2)            8,100,000          66,372
--------------------------------------------------------------------------
Tele Sudeste Celular Participacoes SA(2)        8,100,000          22,794
--------------------------------------------------------------------------
Telemig Celular Participacoes SA(2)             8,100,000           5,699
--------------------------------------------------------------------------
Telesp Celular Participacoes SA(2)              8,100,000          34,862
--------------------------------------------------------------------------
Telesp Participacoes SA(2)                      8,100,000         103,915
                                                           ---------------
                                                                8,618,337

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                           MARKET VALUE
                                             SHARES        NOTE 1
--------------------------------------------------------------------------
TRANSPORTATION - 1.2%
--------------------------------------------------------------------------
AIR TRANSPORTATION - 0.6%
Alaska Air Group, Inc.(1)(2)                       29,500  $    1,305,375
--------------------------------------------------------------------------
AMR Corp.(1)(2)                                    40,000       2,375,000
                                                           ---------------
                                                                3,680,375
--------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.4%
Burlington Northern Santa Fe Corp.                 74,000       2,497,500
--------------------------------------------------------------------------
SHIPPING - 0.2%
Stolt-Nielsen SA                                   73,000         739,125
--------------------------------------------------------------------------
Stolt-Nielsen SA, Sponsored ADR                    17,650         180,913
--------------------------------------------------------------------------
Transportacion Maritima Mexicana SA de
CV, Sponsored ADR, L Shares(2)                     75,700         406,888
                                                           ---------------
                                                                1,326,926
--------------------------------------------------------------------------
UTILITIES - 1.2%
--------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
Allegheny Energy, Inc.                             48,000       1,656,000
--------------------------------------------------------------------------
Houston Industries, Inc.                           76,000       2,441,500
--------------------------------------------------------------------------
Southern Co.                                       75,000       2,179,688
                                                           ---------------
                                                                6,277,188
--------------------------------------------------------------------------
GAS UTILITIES - 0.2%
Enron Corp.                                        25,600       1,460,800
                                                           ---------------
Total Common Stocks (Cost $218,199,678)                       300,464,173
--------------------------------------------------------------------------
PREFERRED STOCKS - 0.9%
--------------------------------------------------------------------------
Budget Group, Inc., 6.25% Cv.(4)                   20,000         775,000
--------------------------------------------------------------------------
IGG Communications, Inc., 6.75% Cv.
Preferred Stock                                    45,000       2,356,875
--------------------------------------------------------------------------
Intermedia Communications, Inc.:
7% Cv. Preferred Securities(4)                      5,000          71,250
Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr. Preferred
Stock, Series D, Non-Vtg.                          30,000         750,000
--------------------------------------------------------------------------
Monsanto Co., 6.50% Cv.(2)                         35,000       1,715,000
                                                           ---------------
Total Preferred Stocks (Cost $6,872,031)                        5,668,125

                                          UNITS
--------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
--------------------------------------------------------------------------
American Telecasting, Inc. Wts., Exp.
6/99(3)                                             6,000              60
--------------------------------------------------------------------------
Covergent Communications, Inc. Wts.,
Exp. 4/08(3)                                        2,000           2,500
--------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/02            9,232          50,776
--------------------------------------------------------------------------
IHF Capital, Inc. Series I Wts., Exp.
11/99(3)                                            1,000              10
--------------------------------------------------------------------------
Perkin-Elmer Corp. Wts., Exp. 9/03                    249           1,992
--------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/02(3)                      4,000          56,500
                                                           ---------------
Total Rights, Warrants and Certificates
(Cost $20,772)                                                    111,838

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL        MARKET VALUE
                                          AMOUNT(5)        NOTE 1
--------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 1.4%
--------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%,
11/1/27-12/1/27                           $     4,672,379  $    4,704,386
--------------------------------------------------------------------------
Government National Mortgage Assn., 8%,
7/15/22-4/15/23                                 2,948,105       3,074,413
--------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg.
Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%, 4/25/25                651,810         649,060
                                                           ---------------
Total Mortgage-Backed Obligations (Cost
$8,273,574)                                                     8,427,859
--------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 11.0%
--------------------------------------------------------------------------
U.S. Treasury Bonds:
8.875%, 8/15/17                                 2,900,000       4,089,908
STRIPS, 7.26%, 11/15/18(6)                     10,000,000       3,332,330
STRIPS, 7.10%, 11/15/18(6)                     16,000,000       5,311,200
STRIPS, 7.30%, 8/15/19(6)                      18,000,000       5,730,606
--------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02                                15,000,000      15,600,000
6.125%, 9/30/00                                15,000,000      15,375,000
6.25%, 2/15/07                                  8,800,000       9,655,254
6.375%, 8/15/02                                 5,000,000       5,275,000
6.50%, 10/15/06                                 3,710,000       4,119,261
                                                           ---------------
Total U.S. Government Obligations (Cost
$62,146,404)                                                   68,488,559
--------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 22.4%
--------------------------------------------------------------------------
ARGENTINA - 6.2%
Argentina (Republic of) Bonds, Bonos de
Consolidacion de Deudas,
Series I, 5.010%, 4/1/01(7)                     1,473,768       1,363,501
--------------------------------------------------------------------------
Argentina (Republic of) Bonds, Series L,
6.188%, 3/31/05(7)                              8,648,000       7,372,420
--------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%,
11/30/02(7)                                    13,125,000      12,895,312
--------------------------------------------------------------------------
Argentina (Republic of) Par Bonds,
5.75%, 3/31/23(8)                              23,750,000      17,129,687
                                                           ---------------
                                                               38,760,920
--------------------------------------------------------------------------
AUSTRALIA - 0.5%
New South Wales Treasury Corp. Gtd.
Bonds, 7%, 4/1/04(AUD)                          3,160,000       2,098,810
--------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable
Gtd. Nts., 10.50%, 5/15/03(AUD)                 1,800,000       1,338,833
                                                           ---------------
                                                                3,437,643
--------------------------------------------------------------------------
BRAZIL - 3.7%
Brazil (Federal Republic of)
Capitalization Bonds, 8%, 4/15/14              21,079,398      12,594,940
--------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible
Interest Bonds, 6.125%, 4/15/06(7)             15,792,000      10,185,840
                                                           ---------------
                                                               22,780,780
--------------------------------------------------------------------------
CANADA - 2.8%
Canada (Government of) Bonds:
8.50%, 4/1/02(CAD)                              1,500,000       1,089,060
8.75%, 12/1/05(CAD)                            12,200,000       9,782,863
9.75%, 12/1/01(CAD)                             3,000,000       2,220,607
9.75%, 6/1/01(CAD)                              2,000,000       1,452,419
Series WL43, 5.75%, 6/1/29(CAD)                 3,670,000       2,618,341
                                                           ---------------
                                                               17,163,290

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL        MARKET VALUE
                                          AMOUNT(5)        NOTE 1
--------------------------------------------------------------------------
DENMARK - 1.0%
Denmark (Kingdom of) Bonds, 8%,
3/15/06(DKK)                                   32,100,000  $    6,219,920
--------------------------------------------------------------------------
GREAT BRITAIN - 1.3%
United Kingdom Treasury Bonds, 6.75%,
11/26/04(GBP)                                   2,680,000       4,983,321
--------------------------------------------------------------------------
United Kingdom Treasury Nts., 13%,
7/14/00(GBP)                                    1,590,000       2,939,123
                                                           ---------------
                                                                7,922,444
--------------------------------------------------------------------------
IRELAND - 0.3%
Ireland (Government of) Bonds, 9.25%,
7/11/03(IEP)                                    1,110,000       2,057,171
--------------------------------------------------------------------------
MEXICO - 0.6%
United Mexican States Collateralized
Fixed Rate Par Bonds, Series W-A, 6.25%,
12/31/19                                        4,450,000       3,476,562
--------------------------------------------------------------------------
NEW ZEALAND - 4.9%
New Zealand (Government of) Bonds:
10%, 3/15/02(NZD)                              16,800,000      10,045,321
8%, 2/15/01(NZD)                               19,440,000      10,793,288
--------------------------------------------------------------------------
New Zealand (Government of) Nts., 6.50%,
2/15/00(NZD)                                   18,600,000       9,937,733
                                                           ---------------
                                                               30,776,342
--------------------------------------------------------------------------
PHILIPPINES - 0.4%
Philippines (Republic of) Bonds, 8.60%,
6/15/27                                         1,500,000       1,265,625
--------------------------------------------------------------------------
Philippines (Republic of) Par Bonds,
Series B, 6.50%, 12/1/17 (3)(8)                 1,675,000       1,461,437
                                                           ---------------
                                                                2,727,062
--------------------------------------------------------------------------
POLAND - 0.4%
Poland (Republic of) Bonds, 15%,
10/12/99(PLZ)                                   9,000,000       2,589,805
--------------------------------------------------------------------------
SOUTH AFRICA - 0.3%
Eskom Depositary Receipts, Series E168,
11%, 6/1/08(ZAR)                               12,570,000       1,591,691
                                                           ---------------
Total Foreign Government Obligations
(Cost $140,372,132)                                           139,503,630

--------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND
NOTES - 6.2%
--------------------------------------------------------------------------
BASIC MATERIALS - 0.9%
--------------------------------------------------------------------------
CHEMICALS - 0.2%
Laroche Industries, Inc., 9.50% Sr. Sub.
Nts., Series B, 9/15/07                           500,000         402,500
--------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec.
Nts., 10/15/03                                     85,000          90,737
--------------------------------------------------------------------------
Sterling Chemicals, Inc., 11.75% Sr.
Unsec. Sub. Nts., 8/15/06                         535,000         462,775
                                                           ---------------
                                                                  956,012
--------------------------------------------------------------------------
METALS - 0.4%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                        1,015,000       1,060,675
--------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75%
Sr. Sub. Nts., 2/1/03                           1,000,000         985,000
--------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07            450,000         420,750
                                                           ---------------
                                                                2,466,425

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL        MARKET VALUE
                                          AMOUNT(5)        NOTE 1
--------------------------------------------------------------------------
PAPER - 0.3%
Aracruz Celulose SA, 10.375% Debs.,
1/31/02(3)                                $       430,000  $      363,350
--------------------------------------------------------------------------
Riverwood International Corp., 10.625%
Sr. Unsec. Nts., 8/1/07                           500,000         497,500
--------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series
B, 12/15/04                                       750,000         820,312
                                                           ---------------
                                                                1,681,162
--------------------------------------------------------------------------
CAPITAL GOODS - 0.3%
--------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04             500,000         522,500
--------------------------------------------------------------------------
MANUFACTURING - 0.2%
International Wire Group, Inc., 11.75%
Sr. Sub. Nts., Series B, 6/1/05                   500,000         528,750
--------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts.,
7/1/07                                            500,000         497,500
                                                           ---------------
                                                                1,026,250
--------------------------------------------------------------------------
CONSUMER CYCLICALS - 2.2%
--------------------------------------------------------------------------
AUTOS & HOUSING - 0.5%
American Standard Cos., Inc., 10.875%
Sr. Nts., 5/15/99                                 500,000         502,500
--------------------------------------------------------------------------
Building Materials Corp. of America,
8.625% Sr. Nts., Series B, 12/15/06               100,000         102,250
--------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr.
Sub. Nts., Series B, 7/15/07                      500,000         432,500
--------------------------------------------------------------------------
Chrysler Financial LLC, 13.25% Debs.,
10/15/99                                          500,000         529,524
--------------------------------------------------------------------------
Hayes Wheels International, Inc., 11%
Sr. Sub. Nts., 7/15/06                            500,000         557,500
--------------------------------------------------------------------------
Icon Health & Fitness, Inc., 13% Sr.
Sub. Nts., Series B, 7/15/02                      610,000         369,050
--------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr.
Nts., 10/15/04                                    400,000         404,000
                                                           ---------------
                                                                2,897,324
--------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.3%
Casino America, Inc., 12.50% Sr. Nts.,
8/1/03                                            250,000         278,125
--------------------------------------------------------------------------
Grand Casinos, Inc., 10.125% First Mtg.
Sec. Nts., 12/1/03                                460,000         503,700
--------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub.
Nts., 4/1/05                                      500,000         502,500
--------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50% Sr. Sub.
Nts., 4/15/07                                     750,000         832,500
                                                           ---------------
                                                                2,116,825
--------------------------------------------------------------------------
MEDIA - 1.4%
American Telecasting, Inc., 0%/14.50%
Sr. Disc. Nts., 6/15/04(9)                        129,908          20,136
--------------------------------------------------------------------------
Capstar Broadcasting Partners, Inc.,
9.25% Sr. Sub. Nts., 7/1/07                       400,000         416,000
--------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec.
Sub. Nts., Series B, 6/15/07                    1,000,000       1,030,000
--------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub.
Nts., 5/15/06                                     250,000         273,750
--------------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts., 6/1/04(9)              540,000         556,200
--------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr.
Disc. Debs., Series B, 4/15/10(9)                 600,000         414,000
--------------------------------------------------------------------------
Helicon Group LP/Helicon Capital Corp.,
11% Sr. Sec. Nts., Series B, 11/1/03(7)           550,000         574,750
--------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second
Priority Sr. Sec. Debs., 12/1/07                1,000,000       1,125,000
--------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                     500,000         507,500
9% Sr. Unsec. Sub. Nts., 7/15/07                  375,000         384,375
--------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%
Sr. Nts., 5/1/12                                  500,000         675,355
--------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13          500,000         634,470

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL        MARKET VALUE
                                          AMOUNT(5)        NOTE 1
--------------------------------------------------------------------------
MEDIA (CONTINUED)

TKR Cable I, Inc., 10.50% Sr. Debs.,
10/30/07                                  $     1,000,000  $    1,088,796
--------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub.
Debs., 6/15/07                                    900,000         918,000
                                                           ---------------
                                                                8,618,332
--------------------------------------------------------------------------
CONSUMER STAPLES - 0.5%
--------------------------------------------------------------------------
CONSUMER SERVICES - 0.1%
Intermedia Communications, Inc., 8.50%
Sr. Nts., Series B, 1/15/08                       500,000         477,500
--------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Sub.
Nts., 12/1/06                                     150,000         161,250
                                                           ---------------
                                                                  638,750
--------------------------------------------------------------------------
FOOD - 0.1%
RJR Nabisco, Inc., 8.625% Medium-Term
Nts., 12/1/02                                     500,000         509,414
--------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.2%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04           300,000         285,000
10.625% Sr. Sub. Nts., Series B, 7/31/07          560,000         525,000
--------------------------------------------------------------------------
Randall's Food Markets, Inc., 9.375% Sr.
Sub. Nts., Series B, 7/1/07                       500,000         543,750
                                                           ---------------
                                                                1,353,750
--------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.1%
Revlon Consumer Products Corp., 8.625%
Sr. Unsec. Sub. Nts., 2/1/08                      500,000         457,500
--------------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon Sr.
Sec. Disc. Nts., Series B, 10.09%,
3/15/01(6)                                        465,000         267,375
                                                           ---------------
                                                                  724,875
--------------------------------------------------------------------------
ENERGY - 0.1%
--------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.1%
Gothic Production Corp., 11.125% Sr.
Sec. Nts., Series B, 5/1/05(4)                    950,000         745,750
--------------------------------------------------------------------------
FINANCIAL - 0.1%
--------------------------------------------------------------------------
BANKS - 0.1%
First Chicago Corp.:
11.25% Sub. Nts., 2/20/01                         250,000         278,226
9% Sub. Nts., 6/15/99                             250,000         253,806
                                                           ---------------
                                                                  532,032
--------------------------------------------------------------------------
HEALTHCARE - 0.1%
--------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.0%
Integrated Health Services, Inc., 9.50%
Sr. Sub. Nts., 9/15/07                            170,000         162,350
--------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.1%
Sun Healthcare Group, Inc., 9.375% Sr.
Sub. Nts., 5/1/08(4)                            1,000,000         805,000
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.3%
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 1.3%
Convergent Communications, Inc., 13% Sr.
Nts., 4/1/08                                      500,000         242,500
--------------------------------------------------------------------------
FaciliCom International, Inc., 10.50%
Sr. Nts., Series B, 1/15/08                       245,000         197,225
--------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625%
Sr. Nts., 5/15/08                                 750,000         798,750
--------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc.
Nts., 12/15/05(9)                                 415,000         299,838
--------------------------------------------------------------------------
ICG Holdings, Inc., 0%/13.50% Sr. Disc.
Nts., 9/15/05(9)                                  765,000         634,950
--------------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts., 6/1/06(9)               750,000         534,375

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL        MARKET VALUE
                                          AMOUNT(5)        NOTE 1
--------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY
(CONTINUED)

NTL, Inc., 0%/9.75% Sr. Deferred Coupon
Nts., 4/1/08(4)(9)                        $       500,000  $      312,500
--------------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                         590,000         413,000
11.625% Sr. Nts., Series A, 8/15/06               110,000          77,000
--------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp.,
14% Sr. Nts., 8/15/04                             200,000         207,000
--------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts.,
Series B, 2/15/05                               1,250,000       1,243,750
--------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub.
Nts., Series B, 5/15/08                           750,000         755,625
--------------------------------------------------------------------------
TeleWest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(9)              1,000,000         840,000
9.625% Sr. Debs., 10/1/06                         500,000         517,500
--------------------------------------------------------------------------
USA Mobile Communications, Inc. II,
9.50% Sr. Nts., 2/1/04                          1,000,000         905,000
                                                           ---------------
                                                                7,979,013
--------------------------------------------------------------------------
TRANSPORTATION - 0.2%
--------------------------------------------------------------------------
AIR TRANSPORTATION - 0.1%
Trans World Airlines, Inc., 11.50% Sr.
Sec. Nts., 12/15/04                             1,000,000         845,000
--------------------------------------------------------------------------
SHIPPING - 0.1%
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts.,
6/30/07(4)                                        500,000         442,500
--------------------------------------------------------------------------
UTILITIES - 0.5%
--------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.3%
California Energy, Inc., 10.25% Sr.
Disc. Nts., 1/15/04                               750,000         788,438
--------------------------------------------------------------------------
Calpine Corp.:
10.50% Sr. Nts., 5/15/06                          800,000         886,000
8.75% Sr. Nts., 7/15/07                           400,000         406,000
                                                           ---------------
                                                                2,080,438
--------------------------------------------------------------------------
GAS UTILITIES - 0.2%
Beaver Valley II Funding Corp., 9%
Second Lease Obligation Bonds, 6/1/17             989,000       1,117,570
                                                           ---------------
Total Non-Convertible Corporate Bonds
and Notes (Cost $39,457,840)                                   38,221,272
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.1%
--------------------------------------------------------------------------
Repurchase agreement with First Chicago
Capital Markets, 4.75%, dated 12/31/98,
to be repurchased at $63,033,250 on
1/4/99, collateralized by U.S. Treasury
Nts., 4% - 8.875%, 2/15/99 - 7/15/06,
with a value of $64,285,454 (Cost
$63,000,000)                                   63,000,000      63,000,000
--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$538,342,432)                                       100.3%    623,885,456
--------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                (0.3)     (1,552,155 )
                                          ---------------  ---------------
NET ASSETS                                          100.0% $  622,333,301
                                          ---------------  ---------------
                                          ---------------  ---------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                          SHARES SUBJECT   EXPIRATION
EXERCISE         PREMIUM          MARKET VALUE
                                          TO CALL          DATE
PRICE            RECEIVED         NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
Airtouch Communications, Inc.                     10,500   4/99
$        65.00   $        41,684         $122,063
Alaska Air Group, Inc.                            14,500
4/99                      45.00            32,189           68,875
America Online, Inc.                              16,000
1/99                      52.50           119,756        1,516,000
America Online, Inc.                              18,200
1/99                      72.50            63,425        1,319,500
American Express Co.                               6,000
4/99                     105.00            18,569           49,500
AMR Corp.                                         12,000
2/99                      75.00            25,889            3,750
Analog Devices, Inc.                              20,000
3/99                      30.00            20,649           90,000
ASM Lithography Holding NV                        27,000
4/99                      30.00            72,517          111,375
AutoZone, Inc.                                    14,000
3/99                      30.00            27,579           54,250
BankAmerica Corp. (New)                           24,000
5/99                      75.00            54,778           40,500
CBS Corp.                                         22,500
1/99                      40.00            33,074            1,406
CBS Corp.                                         33,000
4/99                      32.50            56,758          107,250
Centocor, Inc.                                    11,000
4/99                      60.00            40,919           15,125
Cisco Systems, Inc.                               22,000
4/99                      70.00           114,836          583,000
Computer Associates International, Inc.           19,000
2/99                      50.00            25,554           19,000
Electronic Arts, Inc.                              5,000
3/99                      55.00            14,225           27,500
Federated Department Stores, Inc.                 13,500
5/99                      45.00            43,469           47,250
General Motors Corp., Cl. H                       10,000
3/99                      40.00            39,699           35,000
Intel Corp.                                       17,000
4/99                     105.00            69,613          333,625
International Business Machines Corp.              2,000
4/99                     180.00             9,940           33,500
J.P. Morgan & Co.                                  5,500
3/99                     110.00            25,959           41,938
MCI WorldCom, Inc.                                13,000
6/99                      65.00            51,608          160,875
Merrill Lynch & Co., Inc.                          7,000
4/99                      95.00            22,539            7,875
Morgan Stanley Dean Witter & Co.                   9,000
1/99                      90.00            28,979            1,125
Morgan Stanley Dean Witter & Co.                   9,000
4/99                      80.00            41,354           45,000
Mylan Laboratories, Inc.                          19,000
4/99                      40.00            40,338           15,438
Novell, Inc.                                      37,000
5/99                      20.00            77,512           67,063
Philip Morris Cos., Inc.                          16,000
3/99                      60.00            20,519           19,000
Potash Corp. of Saskatchewan, Inc.                 5,500
1/99                      75.00            10,835              344
Rational Software Corp.                           37,000
4/99                      22.50           113,224          208,125
Rational Software Corp.                           37,000
4/99                      30.00           100,637           90,188
Sabre Group Holdings, Inc.                         2,100
2/99                      45.00             3,218            3,938
STMicroelectronics NV                              2,500
1/99                      85.00             7,112            2,813
STMicroelectronics NV                              1,800
4/99                      85.00            10,746           11,250
Tellabs, Inc.                                     17,500
3/99                      75.00            45,411           74,375
Teradyne, Inc.                                    15,000
4/99                      35.00            67,048          146,250
Whitman Corp.                                     17,000
3/99                      25.00            19,677           32,938
Xerox Corp.                                        4,000
4/99                     105.00            26,879           70,000
Xilinx, Inc.                                      10,000
1/99                      55.00            19,699          102,500
Xilinx, Inc.                                       5,000
3/99                      55.00            27,971           61,246

---------------  ---------------

$     1,686,387       $5,740,750

---------------  ---------------

---------------  ---------------

2. Non-income producing security.

3. Identifies issues considered to be illiquid or restricted - See applicable note of Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,720,963 or 0.60% of the Fund's net assets as of December 31, 1998.

5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   AUD - Australian Dollar
  CAD - Canadian Dollar
  DKK - Danish Krone
  GBP - British Pound Sterling
  IEP - Irish Punt
  NZD - New Zealand Dollar
  PLZ - Polish Zloty
  ZAR - South African Rand

6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

7. Represents the current interest rate for a variable rate security.

8. Represents the current interest rate for an increasing rate security.

9. Denotes a step bond; a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                  MARKET VALUE
                                     SHARES       NOTE 1
---------------------------------------------------------------
COMMON STOCKS - 98.5%
---------------------------------------------------------------
BASIC MATERIALS - 1.5%
---------------------------------------------------------------
CHEMICALS - 1.4%
Cresud SA, Sponsored ADR                 475,171  $   5,702,052
---------------------------------------------------------------
International Flavors & Fragrances,
Inc.                                     144,200      6,371,837
---------------------------------------------------------------
Minerals Technologies, Inc.              100,000      4,093,750
                                                  -------------
                                                     16,167,639
---------------------------------------------------------------
METALS - 0.1%
Cia de Minas Buenaventura SA,
Sponsored ADR, B Shares                   46,000        598,000
---------------------------------------------------------------
CAPITAL GOODS - 7.9%
---------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
Rolls-Royce plc                        3,502,838     14,461,194
---------------------------------------------------------------
INDUSTRIAL SERVICES - 4.9%
Adecco SA                                 10,303      4,701,587
---------------------------------------------------------------
Coflexip SA, Sponsored ADR                43,800      1,407,075
---------------------------------------------------------------
Grupo Elektra SA de CV                 3,159,000      1,590,726
---------------------------------------------------------------
McDermott International, Inc.            240,000      5,925,000
---------------------------------------------------------------
Rentokil Initial plc                   2,950,000     22,107,783
---------------------------------------------------------------
Service Corp. International              186,400      7,094,850
---------------------------------------------------------------
WPP Group plc                          2,000,000     12,302,366
                                                  -------------
                                                     55,129,387
---------------------------------------------------------------
MANUFACTURING - 1.7%
Bombardier, Inc., Cl. B                  506,000      7,268,691
---------------------------------------------------------------
Societe BIC SA                           224,032     12,432,838
                                                  -------------
                                                     19,701,529
---------------------------------------------------------------
CONSUMER CYCLICALS - 26.5%
---------------------------------------------------------------
AUTOS & HOUSING - 12.0%
Autoliv, Inc. SDR                        170,000      6,103,232
---------------------------------------------------------------
Brazil Realty SA, GDR(1)                 260,000      3,250,000
---------------------------------------------------------------
Brisa-Auto Estradas de Portugal SA        70,300      4,138,276
---------------------------------------------------------------
Granada Group plc                        482,100      8,492,798
---------------------------------------------------------------
Hanson plc                             1,608,400     12,726,962
---------------------------------------------------------------
Hasbro, Inc.                             300,000     10,837,500
---------------------------------------------------------------
International Game Technology            494,000     12,010,375
---------------------------------------------------------------
IRSA Inversiones y Representaciones
SA                                     1,796,108      4,925,779
---------------------------------------------------------------
Nintendo Co. Ltd.                         64,000      6,188,079
---------------------------------------------------------------
Porsche AG, Preference                    14,700     33,803,756
---------------------------------------------------------------
Solidere, GDR(2)                         110,000      1,119,250
---------------------------------------------------------------
Volkswagen AG                            400,000     32,374,176
                                                  -------------
                                                    135,970,183

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                  MARKET VALUE
                                     SHARES       NOTE 1
---------------------------------------------------------------
MEDIA - 11.2%
Canal Plus                               170,000  $  46,410,611
---------------------------------------------------------------
Carlton Communications plc             2,747,300     25,212,067
---------------------------------------------------------------
Grupo Televisa SA, Sponsored
GDR(2)(3)                                349,200      8,620,875
---------------------------------------------------------------
Prosieben Media AG, Preferred             54,000      2,587,292
---------------------------------------------------------------
Publicis SA                               28,000      5,012,525
---------------------------------------------------------------
Reed International plc                   200,000      1,636,447
---------------------------------------------------------------
Singapore Press Holdings Ltd.            560,000      6,075,310
---------------------------------------------------------------
Television Broadcasts Ltd.             1,200,000      3,097,964
---------------------------------------------------------------
Television Francaise 1                    50,000      8,906,183
---------------------------------------------------------------
TeleWest Communications plc(3)         6,999,970     19,991,260
                                                  -------------
                                                    127,550,534
---------------------------------------------------------------
RETAIL: GENERAL - 1.1%
Sonae Investimentos                      260,000     12,640,071
---------------------------------------------------------------
RETAIL: SPECIALTY - 2.2%
Best Buy Co., Inc.(3)                     50,200      3,081,025
---------------------------------------------------------------
Circuit City Stores-Circuit City
Group                                    207,800     10,377,013
---------------------------------------------------------------
Dixons Group plc                         800,000     11,247,878
                                                  -------------
                                                     24,705,916
---------------------------------------------------------------
CONSUMER STAPLES - 6.7%
---------------------------------------------------------------
BEVERAGES - 2.5%
Cadbury Schweppes plc                  1,500,000     25,491,763
---------------------------------------------------------------
Cia Cervejaria Brahma, Preference      7,335,000      3,156,933
                                                  -------------
                                                     28,648,696
---------------------------------------------------------------
ENTERTAINMENT - 0.3%
Corporacion Interamericana de
Entretenimiento SA(3)                    140,101        290,410
---------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento SA, Cl. B(3)           1,050,764      2,868,702
---------------------------------------------------------------
Resorts World Berhad(1)                  563,000        519,145
                                                  -------------
                                                      3,678,257
---------------------------------------------------------------
FOOD - 0.2%
Raisio Group plc                         249,400      2,758,366
---------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.7%
Carrefour Supermarche SA                  12,000      9,063,361
---------------------------------------------------------------
Dairy Farm International Holdings
Ltd.                                   9,080,216     10,442,248
                                                  -------------
                                                     19,505,609
---------------------------------------------------------------
HOUSEHOLD GOODS - 1.5%
Wella AG, Preference                      20,000     16,811,516
---------------------------------------------------------------
TOBACCO - 0.5%
Cie Financiere Richemont AG, A
Units                                      4,000      5,653,566
---------------------------------------------------------------
ENERGY - 0.7%
---------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.3%
Transocean Offshore, Inc.                120,818      3,239,433

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                  MARKET VALUE
                                     SHARES       NOTE 1
---------------------------------------------------------------
OIL - INTERNATIONAL - 0.4%
British Petroleum Co. plc, ADR            46,894  $   4,202,875
---------------------------------------------------------------
FINANCIAL - 14.1%
---------------------------------------------------------------
BANKS - 6.9%
Banco Bradesco SA, Preference        983,276,747      5,452,711
---------------------------------------------------------------
Banco Espirito Santo e Comercial de
Lisboa SA                                180,000      5,586,818
---------------------------------------------------------------
Banco Frances del Rio de la Plata
SA, Sponsored ADR                        317,250      6,582,938
---------------------------------------------------------------
Banco Latinoamericano de
Exportaciones SA, Cl. E                  146,200      2,430,575
---------------------------------------------------------------
Credito Italiano SpA                   2,291,900     13,614,690
---------------------------------------------------------------
Istituto Mobiliare Italiano              671,000     11,882,643
---------------------------------------------------------------
National Westminster Bank plc            618,070     11,866,728
---------------------------------------------------------------
UBS AG                                    50,000     15,356,623
---------------------------------------------------------------
Unibanco-Uniao de Bancos
Brasileiros SA, Sponsored GDR            390,000      5,630,625
                                                  -------------
                                                     78,404,351
---------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.4%
American Express Co.                      99,000     10,122,750
---------------------------------------------------------------
Associates First Capital Corp., Cl.
A                                        320,000     13,560,000
---------------------------------------------------------------
Credit Saison Co. Ltd.                   390,000      9,590,728
---------------------------------------------------------------
Fannie Mae                               190,000     14,060,000
---------------------------------------------------------------
Housing Development Finance Corp.
Ltd.                                      22,290      1,142,693
---------------------------------------------------------------
ICICI Ltd., GDR(2)                       405,300      2,705,378
---------------------------------------------------------------
ICICI Ltd., GDR                            6,000         40,050
---------------------------------------------------------------
Merrill Lynch & Co., Inc.                 19,400      1,294,950
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.          15,300      1,086,300
---------------------------------------------------------------
Nichiei Co. Ltd.                          98,000      7,788,079
                                                  -------------
                                                     61,390,928
---------------------------------------------------------------
INSURANCE - 1.8%
Allianz AG                                20,000      7,445,100
---------------------------------------------------------------
American International Group, Inc.        45,550      4,401,269
---------------------------------------------------------------
Chubb Corp.                              140,000      9,082,500
                                                  -------------
                                                     20,928,869
---------------------------------------------------------------
HEALTHCARE - 11.2%
---------------------------------------------------------------
HEALTHCARE/DRUGS - 7.8%
Agouron Pharmaceuticals, Inc.(3)          68,600      4,030,250
---------------------------------------------------------------
Amgen, Inc.(3)                            85,000      8,887,813
---------------------------------------------------------------
BioChem Pharma, Inc.(3)                  161,000      4,608,625
---------------------------------------------------------------
Elan Corp. plc, ADR(3)                    80,000      5,565,000
---------------------------------------------------------------
Fresenius AG, Preference                  90,000     18,912,955
---------------------------------------------------------------
Genzyme Corp. (General Division)(3)      240,000     11,940,000
---------------------------------------------------------------
Gilead Sciences, Inc.(3)                 172,700      7,091,494
---------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR        140,000      9,730,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                  MARKET VALUE
                                     SHARES       NOTE 1
---------------------------------------------------------------
HEALTHCARE/DRUGS (CONTINUED)

Incyte Pharmaceuticals, Inc.(3)           83,250  $   3,111,469
---------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(3)      123,000      3,182,625
---------------------------------------------------------------
Pfizer, Inc.                              90,000     11,289,375
                                                  -------------
                                                     88,349,606
---------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES -
3.4%
Fresenius Medical Care AG                179,600     12,508,728
---------------------------------------------------------------
Pliva d.d., Sponsored GDR(2)             800,000     13,280,000
---------------------------------------------------------------
Quintiles Transnational Corp.(3)         250,000     13,343,750
                                                  -------------
                                                     39,132,478
---------------------------------------------------------------
TECHNOLOGY - 17.3%
---------------------------------------------------------------
COMPUTER HARDWARE - 4.7%
Ascend Communications, Inc.(3)            10,000        657,500
---------------------------------------------------------------
Cisco Systems, Inc.(3)                   132,475     12,295,336
---------------------------------------------------------------
International Business Machines
Corp.                                    100,000     18,475,000
---------------------------------------------------------------
Sun Microsystems, Inc.(3)                250,000     21,406,250
                                                  -------------
                                                     52,834,086
---------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 4.3%
Cap Gemini SA                            150,000     24,086,973
---------------------------------------------------------------
Lernout & Hauspie Speech Products
NV(3)                                    250,100      8,159,513
---------------------------------------------------------------
Microsoft Corp.(3)                        66,000      9,153,375
---------------------------------------------------------------
SAP AG, Preference                        15,000      7,200,432
                                                  -------------
                                                     48,600,293
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.0%
General Instrument Corp.(3)              600,000     20,362,500
---------------------------------------------------------------
Lucent Technologies, Inc.                 20,000      2,200,000
---------------------------------------------------------------
QUALCOMM, Inc.(3)                        240,000     12,435,000
---------------------------------------------------------------
Scientific-Atlanta, Inc.                 934,200     21,311,438
                                                  -------------
                                                     56,308,938
---------------------------------------------------------------
ELECTRONICS - 3.3%
Advanced Micro Devices, Inc.(3)          500,000     14,468,750
---------------------------------------------------------------
National Semiconductor Corp.(3)        1,000,000     13,500,000
---------------------------------------------------------------
Royal Philips Electronics NV             100,000      6,714,031
---------------------------------------------------------------
STMicroelectronics NV, NY Shares(3)       34,000      2,654,125
                                                  -------------
                                                     37,336,906
---------------------------------------------------------------
TELECOMMUNICATIONS - 11.7%
---------------------------------------------------------------
TELEPHONE UTILITIES - 7.3%
Cable & Wireless Communications
plc(3)                                   380,000      3,462,072
---------------------------------------------------------------
Energis plc(3)                           620,000     13,826,069
---------------------------------------------------------------
Hellenic Telecommunication
Organization SA                          488,888     13,005,978
---------------------------------------------------------------
Olivetti SpA(3)                        5,000,000     17,435,946

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                  MARKET VALUE
                                     SHARES       NOTE 1
---------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)

SK Telecom Co. Ltd.                        8,710  $   6,384,602
---------------------------------------------------------------
Telecom Italia Mobile SpA              2,500,000     18,497,264
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo SA,
Preference                            41,995,329      5,724,749
---------------------------------------------------------------
Telesp Celular SA, Cl. B(3)           35,902,000      1,634,343
---------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR(2)        250,000      3,093,750
                                                  -------------
                                                     83,064,773
---------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
4.4%
AT&T Corp.                               200,000     15,050,000
---------------------------------------------------------------
Ericsson LM, B Shares                    295,200      7,028,969
---------------------------------------------------------------
Kinnevik Investments AB Free,
Series B                                 150,000      3,516,113
---------------------------------------------------------------
MCI WorldCom, Inc.(3)                    326,200     23,404,850
---------------------------------------------------------------
Societe Europeene de Communication
SA, A Shares, Sponsored ADR(3)             6,000        111,750
---------------------------------------------------------------
Societe Europeene de Communication
SA, B Shares, Sponsored ADR(3)            54,000        985,500
                                                  -------------
                                                     50,097,182
---------------------------------------------------------------
UTILITIES - 0.9%
---------------------------------------------------------------
ELECTRIC UTILITIES - 0.9%
Vivendi (Ex-Generale des Eaux)            40,000     10,383,088
                                                  -------------
Total Common Stocks (Cost
$915,181,348)                                     1,118,254,269

                                     UNITS
---------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.0%
---------------------------------------------------------------
American Satellite Network, Inc.
Wts., Exp. 6/99                            6,250             --
---------------------------------------------------------------
Banco Bradesco SA Rts., Exp. 2/99     40,755,977             --
---------------------------------------------------------------
Industrial Finance Corp. of
Thailand (The) Rts., Exp. 6/99           528,500             --
---------------------------------------------------------------
PT Pan Indonesia Bank Wts., Exp.
6/00                                     423,810          3,708
                                                  -------------
Total Rights, Warrants and
Certificates (Cost $0)                                    3,708

                                     PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.5%
----------------------------------------------------------------
Repurchase agreement with First
Chicago Capital Markets, 4.75%,
dated 12/31/98,
to be repurchased at $27,914,725 on
1/4/99, collateralized by U.S.
Treasury Nts.,
4%-8.875%, 2/15/99-7/15/06, with a
value of $28,469,272 (Cost
$27,900,000)                         $27,900,000      27,900,000
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$943,081,348)                              101.0%  1,146,157,977
----------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER
ASSETS                                      (1.0)    (11,128,843)
                                     -----------  --------------
NET ASSETS                                 100.0% $1,135,029,134
                                     -----------  --------------
                                     -----------  --------------

1. Identifies issues considered to be illiquid or restricted - See applicable note of Notes to Financial Statements.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,819,253 or 2.54% of the Fund's net assets as of December 31, 1998.

3. Non-income producing security.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------

Distribution of investments by a country of issue, as a percentage of total investments at value, is as follows:

COUNTRY                              MARKET VALUE    PERCENT
----------------------------------------------------------
United States                        $  392,135,325  34.1%
----------------------------------------------------------
Great Britain                           196,758,262  17.1
----------------------------------------------------------
Germany                                 131,643,956  11.5
----------------------------------------------------------
France                                  120,356,779  10.5
----------------------------------------------------------
Italy                                    61,430,543   5.4
----------------------------------------------------------
Switzerland                              25,711,777   2.2
----------------------------------------------------------
Brazil                                   24,849,361   2.2
----------------------------------------------------------
Japan                                    23,566,887   2.1
----------------------------------------------------------
Portugal                                 22,365,165   2.0
----------------------------------------------------------
Argentina                                17,210,768   1.5
----------------------------------------------------------
Sweden                                   16,648,315   1.5
----------------------------------------------------------
Singapore                                16,517,558   1.4
----------------------------------------------------------
Mexico                                   13,370,713   1.2
----------------------------------------------------------
Croatia                                  13,280,000   1.2
----------------------------------------------------------
Greece                                   13,005,978   1.1
----------------------------------------------------------
Canada                                   11,877,316   1.0
----------------------------------------------------------
Belgium                                   8,159,513   0.7
----------------------------------------------------------
India                                     6,981,871   0.6
----------------------------------------------------------
The Netherlands                           6,714,031   0.6
----------------------------------------------------------
Korea, Republic of (South)                6,384,602   0.6
----------------------------------------------------------
Ireland                                   5,565,000   0.5
----------------------------------------------------------
Other                                    11,624,257   1.0
                                     --------------  -----
Total                                $1,146,157,977  100.0%
                                     --------------  -----
                                     --------------  -----

See accompanying Notes to Financial
Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 13.9%
-----------------------------------------------------------------------
GOVERNMENT AGENCY - 10.2%
-----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 1.6%
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates, Series 151, Cl. F,
9%, 5/15/21                               $  1,299,790  $    1,369,238
-----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped
Mtg.-Backed Security, Series 177,
Cl. B, 0.62%, 7/1/26(2)                      4,943,848         947,056
-----------------------------------------------------------------------
Federal National Mortgage Assn.,
7.50%, 8/1/25                                  625,857         643,062
-----------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security, Trust 276,
Cl. 2, 4.43%, 10/1/24(2)                     3,292,524         722,298
-----------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security, Trust 277-C1,
10.59%, 4/1/27(3)                              803,069         705,446
                                                        ---------------
                                                             4,387,100
-----------------------------------------------------------------------
GUARANTEED - 8.6%
Government National Mortgage Assn.:
7%, 11/20/25 - 7/15/28                      17,119,028      17,521,752
7.50%, 2/15/27                               3,316,976       3,420,035
8%, 11/15/25 - 5/15/26                       3,076,718       3,197,849
                                                        ---------------
                                                            24,139,636
-----------------------------------------------------------------------
PRIVATE - 3.7%
-----------------------------------------------------------------------
COMMERCIAL - 2.5%
AMRESCO Commercial Mortgage Funding
I Corp., Multiclass Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. G, 7%, 6/17/29(4)                 100,000          79,844
-----------------------------------------------------------------------
Asset Securitization Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 1997-D4, Cl. B1, 7.525%,
4/14/29(5)                                     375,000         300,703
Series 1997-D5, Cl. B1, 6.93%,
2/14/41                                        300,000         225,891
Series 1997-D5, Cl. B2, 6.93%,
2/14/41                                      1,250,000         903,906
-----------------------------------------------------------------------
CRIMMI MAE Trust I, Collateralized
Mtg. Obligations, Series 1996-C1,
Cl. A2, 8/30/05(6)                             100,000          98,095
-----------------------------------------------------------------------
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates, Series 1997-C2, Cl.
F, 7.46%, 5/17/14                              150,000         127,078
-----------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl.
2-G, 8.70%, 9/25/25(4)                         153,594         158,490
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
Collateralized Mtg. Obligations:
Series 1997-C1, Cl. G, 7.414%,
11/15/11                                       440,000         334,262
Series 1997-C2, Cl. F, 6.75%,
4/16/29                                        250,000         170,234
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
Interest-Only Stripped
Mtg.-Backed Security, Series
1997-C1, Cl. X, 8.80%, 7/15/27(2)            4,157,596         371,585
-----------------------------------------------------------------------
Merrill Lynch Mortgage Investors,
Inc., Mtg. Pass-Through
Certificates, Series 1995-C2, Cl.
D, 7.863%, 6/15/21(5)                          289,584         295,240

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
COMMERCIAL (CONTINUED)
Morgan Stanley Capital I, Inc.,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F, 7.436%,
2/15/28(4)(5)                             $    162,744  $      139,350
Series 1997-HF1, Cl. F, 6.86%,
2/15/10(4)                                     150,000         134,625
Series 1997-RR, Cl. D, 7.67%,
4/30/39(4)                                     450,000         424,406
Series 1997-RR, Cl. E, 7.762%,
4/30/39(4)(5)                                  300,000         271,875
Series 1997-RR, Cl. F, 7.79%,
4/30/39(4)                                     600,000         435,750
Series 1997-XL1, Cl. G, 7.695%,
10/3/30(4)(5)                                  390,000         373,425
-----------------------------------------------------------------------
NationsCommercial Corp., NB
Commercial Mtg. Pass-Through
Certificates, Series-DMC, Cl. C,
8.921%, 8/12/11(4)                             200,000         210,000
-----------------------------------------------------------------------
Nykredit AS, 8% Cv. Bonds,
10/1/26(DKK)                                 3,474,000         562,229
-----------------------------------------------------------------------
Resolution Trust Corp., Commercial
Mtg. Pass-Through Certificates:
Series 1992-CHF, Cl. D, 8.25%,
12/25/20                                        64,223          63,953
Series 1993-C1, Cl. D, 9.45%,
5/25/24                                         91,000          90,147
Series 1994-C2, Cl. E, 8%, 4/25/25             998,084         993,874
-----------------------------------------------------------------------
Structured Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-LLI, Cl.
F, 7.30%, 4/12/12(4)                           200,000         160,188
-----------------------------------------------------------------------
Structured Asset Securities Corp.,
Multiclass Pass-Through
Certificates, Series 1995-C4, Cl.
E, 8.559%, 6/25/26(4)(5)                        46,290          43,744
                                                        ---------------
                                                             6,968,894
-----------------------------------------------------------------------
MULTI-FAMILY - 0.6%
Mortgage Capital Funding, Inc.,
Commercial Mtg. Pass-Through
Certificates, Series 1997-MC1, Cl.
F, 7.452%, 5/20/07(4)                           63,720          52,940
-----------------------------------------------------------------------
Mortgage Capital Funding, Inc.,
Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl.
G, 7.15%, 6/15/06(6)                           800,000         659,375
-----------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Series 1996-CL, Cl.
F, 9.175%, 1/20/06(5)                        1,000,000         840,000
                                                        ---------------
                                                             1,552,315
-----------------------------------------------------------------------
RESIDENTIAL - 0.6%
CS First Boston Mortgage Securities
Corp., Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. F, 7.50%,
6/20/13(4)                                     100,000          77,969
Series 1997-C1, Cl. G, 7.50%,
6/20/14(4)                                     100,000          71,594
Series 1997-C1, Cl. H, 7.50%,
8/20/14(4)                                      60,000          41,175
Series 1997-C2, Cl. H, 7.46%,
1/17/35                                        100,000          68,000
-----------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
8.098%, 5/25/08 - 2/25/11(4)(5)                950,000         766,985
-----------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Series 1996-B, Cl.
1, 7.132%, 4/25/26(4)                          387,444         285,982
-----------------------------------------------------------------------
Salomon, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1998-A1, 5%, 12/25/00(4)                       340,798         327,166
                                                        ---------------
                                                             1,638,871
                                                        ---------------
Total Mortgage-Backed Obligations
(Cost $39,666,758)                                          38,686,816

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 25.5%
-----------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26(7)                            $  1,730,000  $    1,888,404
6.125%, 11/15/27(8)(9)                       2,500,000       2,800,782
6.50%, 11/15/26                              7,000,000       8,148,441
8%, 11/15/21                                   300,000         402,000
8.125%, 8/15/19                                500,000         668,750
9.375%, 2/15/06                              4,700,000       6,005,721
10.75%, 8/15/05                              3,260,000       4,347,008
11.875%, 11/15/03                            4,950,000       6,459,750
STRIPS, 5.75%, 2/15/19(10)                   6,500,000       2,131,805
STRIPS, 5.30%, 5/15/17(10)                   6,000,000       2,180,208
-----------------------------------------------------------------------
U.S. Treasury Nts.:
5.375%, 6/30/00                              3,600,000       3,638,250
6.50%, 5/15/05 - 10/15/06                   25,420,000      28,145,263
6.875%, 5/15/06                              3,900,000       4,409,438
                                                        ---------------
Total U.S. Government Obligations
(Cost $68,599,709)                                          71,225,820
-----------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS -
20.2%
-----------------------------------------------------------------------
ARGENTINA - 3.7%
Argentina (Republic of) Bonds, 5%,
12/20/02(JPY)                               60,000,000         467,259
-----------------------------------------------------------------------
Argentina (Republic of) Bonds,
Bonos de Consolidacion de Deudas,
Series I:
3.011%, 4/1/07(5)(ARP)                       3,474,104       2,239,458
5.010%, 4/1/01(5)                              100,836          93,292
-----------------------------------------------------------------------
Argentina (Republic of) Bonds,
Series L, 6.188%, 3/31/05(5)                 1,297,200       1,105,863
-----------------------------------------------------------------------
Argentina (Republic of) Global
Unsec. Unsub. Bonds., Series BGL5,
11.375%, 1/30/17                             2,380,000       2,380,000
-----------------------------------------------------------------------
Argentina (Republic of) Nts:
11%, 12/4/05                                 1,065,000       1,065,000
Series REGS, 11.75%, 2/12/07(ARP)              450,000         379,467
-----------------------------------------------------------------------
Argentina (Republic of) Sr. Unsec.
Unsub. Bonds, 11%, 10/9/06                      50,000          49,125
-----------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Medium-Term Nts.:
5.50%, 3/27/01(4)(JPY)                     170,000,000       1,445,354
8.75%, 7/10/02(ARP)                            660,000         541,689
-----------------------------------------------------------------------
Banco Hipotecario Nacional
(Argentina) Medium-Term Unsec.
Nts., Series 3, 10.625%, 8/7/06                400,000         388,000
-----------------------------------------------------------------------
City of Buenos Aires Bonds, Series
3, 10.50%, 5/28/04(ARP)                        160,000         124,913
                                                        ---------------
                                                            10,279,420
-----------------------------------------------------------------------
AUSTRALIA - 0.3%
Australia (Government of) Bonds,
Series 904, 9%, 9/15/04(AUD)                 1,335,000         986,654
-----------------------------------------------------------------------
BRAZIL - 1.5%
Brazil (Federal Republic of) Bonds,
Series RG, 6.188%, 4/15/12(5)                1,000,000         502,500
-----------------------------------------------------------------------
Brazil (Federal Republic of)
Capitalization Bonds, 8%, 4/15/14            1,731,101       1,034,333
-----------------------------------------------------------------------
Brazil (Federal Republic of) Debt
Conversion Bonds, 6.188%,
4/15/12(5)                                   2,660,000       1,336,650
-----------------------------------------------------------------------
Brazil (Federal Republic of)
Eligible Interest Bonds, 6.125%,
4/15/12(5)                                     672,000         433,440

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
BRAZIL (CONTINUED)

Brazil (Federal Republic of) Gtd.
Disc. Bonds, 6.125%, 4/15/24(5)           $  1,400,000  $      822,500
                                                        ---------------
                                                             4,129,423
-----------------------------------------------------------------------
BULGARIA - 0.4%
Bulgaria (Republic of) Disc. Bonds,
Tranche A, 6.688%, 7/28/24(5)                  690,000         484,725
-----------------------------------------------------------------------
Bulgaria (Republic of) Front-Loaded
Interest Reduction Bearer Bonds,
Tranche A, 2.50%, 7/28/12(11)                1,080,000         618,300
-----------------------------------------------------------------------
Bulgaria (Republic of) Interest
Arrears Bonds, 6.688%, 7/28/11(5)              160,000         107,600
                                                        ---------------
                                                             1,210,625
-----------------------------------------------------------------------
DENMARK - 0.5%
Denmark (Kingdom of) Bonds:
7%, 11/10/24(DKK)                            1,190,000         239,333
8%, 5/15/03(DKK)                             5,740,000       1,046,294
-----------------------------------------------------------------------
Denmark (Kingdom of) Bullet Bonds,
7%, 11/15/07(DKK)                            1,190,000         224,506
                                                        ---------------
                                                             1,510,133
-----------------------------------------------------------------------
ECUADOR - 0.1%
Ecuador (Republic of) Debs.,
6.625%, 2/27/15(5)                             441,347         178,746
-----------------------------------------------------------------------
Ecuador (Republic of) Disc. Bonds,
6.625%, 2/28/25(5)                              50,000          25,125
-----------------------------------------------------------------------
Ecuador (Republic of) Past Due
Interest Bonds, 6.625%, 2/27/15(5)              56,578          22,914
                                                        ---------------
                                                               226,785
-----------------------------------------------------------------------
FINLAND - 0.3%
Finland (Republic of) Bonds, 9.50%,
3/15/04(FIM)                                 3,000,000         756,285
-----------------------------------------------------------------------
FRANCE - 2.2%
France (Government of) Bonds:
Obligations Assimilables du Tresor,
5.25%, 4/25/08(FRF)                         23,780,000       4,704,484
Obligations Assimilables du Tresor,
5.50%, 10/25/07(FRF)                         7,720,000       1,543,583
                                                        ---------------
                                                             6,248,067
-----------------------------------------------------------------------
GERMANY - 1.2%
Germany (Republic of) Bonds, 4.50%,
2/18/03(DEM)                                 1,070,000         670,258
-----------------------------------------------------------------------
Germany (Republic of) Nts., Series
98, 4%, 3/17/00(DEM)                         4,390,000       2,662,954
                                                        ---------------
                                                             3,333,212
-----------------------------------------------------------------------
GREAT BRITAIN - 0.7%
United Kingdom Treasury Bonds:
8.50%, 12/7/05(GBP)                            880,000       1,810,378
9%, 8/6/12(GBP)                                 40,000          96,462
                                                        ---------------
                                                             1,906,840
-----------------------------------------------------------------------
GREECE - 0.2%
Hellenic Republic Government Bonds,
8.90%, 4/1/03(GRD)                         158,200,000         587,513
-----------------------------------------------------------------------
HUNGARY - 0.3%
Hungary (Government of) Bonds:
Series 00/G, 16%, 11/24/00(HUF)             60,900,000         290,858
Series 03/I, 13%, 7/24/03(HUF)              61,190,000         289,011

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
HUNGARY (CONTINUED)
Hungary (Government of) Bonds:
(Continued)

Series 99-G, 16.50%, 7/24/99(HUF)           44,000,000  $      204,949
                                                        ---------------
                                                               784,818
-----------------------------------------------------------------------
INDONESIA - 0.1%
PT Bank Negara Indonesia Sr. Nts.,
7.625%, 2/15/07                                317,000         175,142
-----------------------------------------------------------------------
ITALY - 1.8%
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali:
8.50%, 1/1/04(ITL)                        2,855,000,000      2,112,388
8.75%, 7/1/06(ITL)                        3,575,000,000      2,823,979
10.50%, 4/1/05(ITL)                        175,000,000         144,392
                                                        ---------------
                                                             5,080,759
-----------------------------------------------------------------------
IVORY COAST - 0.1%
Ivory Coast (Government of) Past
Due Interest Bonds, 2%,
3/29/18(6)(11)                                 579,662         169,551
-----------------------------------------------------------------------
JORDAN - 0.0%
Hashemite (Kingdom of Jordan)
Bonds, Series DEF, 5%, 12/23/23(11)            210,000         120,225
-----------------------------------------------------------------------
KOREA, REPUBLIC OF (SOUTH) - 0.4%
Export-Import Bank of Korea Unsec.
Nts., 7.10%, 3/15/07                           300,000         267,750
-----------------------------------------------------------------------
Korea (Republic of) Nts., 7.813%,
4/8/00(4)(5)                                   580,000         537,225
-----------------------------------------------------------------------
Korea Electric Power Unsec. Unsub.
Nts., 6.375%, 12/1/03                          300,000         255,509
                                                        ---------------
                                                             1,060,484
-----------------------------------------------------------------------
MEXICO - 2.9%
United Mexican States Bills, Zero
Coupon, 32.91%, 5/6/99(10)(MXP)             13,850,000       1,262,555
-----------------------------------------------------------------------
United Mexican States Bonds:
6.63%, 12/31/19(FRF)                         7,500,000       1,087,539
8.125%, 9/10/04(11)(DEM)                       750,000         461,791
10.375%, 1/29/03(DEM)                          725,000         466,857
11.50%, 5/15/26                              1,920,000       2,040,000
16.50%, 9/1/08(4)(GBP)                          20,000          39,792
-----------------------------------------------------------------------
United Mexican States
Collateralized Fixed Rate Par
Bonds:
Series B, 6.25%, 12/31/19                      600,000         468,750
Series W-A, 6.25%, 12/31/19                    550,000         429,687
Series W-B, 6.25%, 12/31/19                  2,100,000       1,640,625
-----------------------------------------------------------------------
United Mexican States Petroleos
Mexicanos Unsec. Unsub. Nts.,
7.875%, 3/2/99(CAD)                            200,000         130,101
                                                        ---------------
                                                             8,027,697
-----------------------------------------------------------------------
NIGERIA - 0.0%
Nigeria (Federal Republic of)
Promissory Nts., Series RC, 5.092%,
1/5/10                                          68,192          43,288
-----------------------------------------------------------------------
PANAMA - 0.1%
Panama (Government of) Past Due
Interest Debs., 6.688%, 7/17/16(5)             232,025         172,279

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
PERU - 0.6%
Peru (Republic of) Past Due
Interest Bonds, Series 20 yr., 4%,
3/7/17(11)                                $    600,000  $      378,000
-----------------------------------------------------------------------
Peru (Republic of) Sr. Nts., Zero
Coupon, 4.50%, 2/28/16(10)                   3,305,417       1,422,982
                                                        ---------------
                                                             1,800,982
-----------------------------------------------------------------------
POLAND - 0.7%
Poland (Republic of) Bonds, 12%,
10/12/03(PLZ)                                1,010,000         300,921
-----------------------------------------------------------------------
Poland (Republic of) Bonds, Series
2 yr., 14%, 2/12/00(PLZ)                     1,000,000         289,181
-----------------------------------------------------------------------
Poland (Republic of) Past Due
Interest Bonds, 5%, 10/27/14(11)             1,155,000       1,081,369
-----------------------------------------------------------------------
Poland (Republic of) Treasury
Bills, Series 52, Zero Coupon,
14.86%, 10/13/99(10)(PLZ)                      770,000         199,244
-----------------------------------------------------------------------
Poland (Republic of) Treasury
Bills, Series 52, Zero Coupon,
15.13%, 8/11/99(10)(PLZ)                       450,000         119,013
                                                        ---------------
                                                             1,989,728
-----------------------------------------------------------------------
RUSSIA - 0.1%
City of St. Petersburg Sr. Unsub.
Nts., 9.50%, 6/18/02(4)                        180,000          43,650
-----------------------------------------------------------------------
Russia (Government of) Bonds:
18.29%, 4/28/99(4)(12)(RUR)                    860,000           9,091
29.80%, 7/14/99(4)(12)(RUR)                  1,500,000          19,031
Series 2, 29.80%,
7/14/99(4)(12)(RUR)                            745,000           9,452
Series 3, 18.29%,
4/28/99(4)(12)(RUR)                            790,000           8,351
-----------------------------------------------------------------------
Russia (Government of) Debs.,
5.969%, 12/15/15(5)                             24,195           2,677
-----------------------------------------------------------------------
Russia (Government of) Federal Loan
Bonds, Series 5022, 15%,
2/23/00(4)(12)(RUR)                          5,417,000          98,866
-----------------------------------------------------------------------
Russia (Government of) Principal
Loan Debs., Series 24 yr., 5.969%,
12/15/20(5)                                  1,730,000         107,066
                                                        ---------------
                                                               298,184
-----------------------------------------------------------------------
SPAIN - 1.5%
Spain (Kingdom of) Gtd. Bonds,
Bonos y Obligacion del Estado:
4.50%, 7/30/04(ESP)                        271,340,000       1,969,251
5.25%, 1/31/03(ESP)                        273,920,000       2,073,278
6%, 1/31/08(ESP)                            12,200,000          98,609
                                                        ---------------
                                                             4,141,138
-----------------------------------------------------------------------
THAILAND - 0.1%
Industrial Finance Corp. of
Thailand (The) Sr. Nts., 6.875%,
4/1/03(6)                                      200,000         174,373
-----------------------------------------------------------------------
TURKEY - 0.2%
Turkey (Republic of) Treasury
Bills, Zero Coupon, 85.01%,
1/27/99(10)(TRL)                          20,300,000,000        641,495
-----------------------------------------------------------------------
VENEZUELA - 0.2%
Venezuela (Republic of) Bonds,
9.25%, 9/15/27                                 380,000         224,200
-----------------------------------------------------------------------
Venezuela (Republic of) Disc.
Bonds, Series DL, 5.938%,
12/18/07(5)                                    214,285         136,339

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
VENEZUELA (CONTINUED)

Venezuela (Republic of)
Front-Loaded Interest Reduction
Bonds, Series B, 6.75%, 3/31/07(5)        $    202,380  $      126,361
-----------------------------------------------------------------------
Venezuela (Republic of) New Money
Bonds, Series A, 6.063%,
12/18/05(5)                                    205,883         128,548
                                                        ---------------
                                                               615,448
-----------------------------------------------------------------------
VIETNAM - 0.0%
Vietnam (Government of) Bonds, 3%,
3/12/28(5)                                      54,000          13,770
                                                        ---------------
Total Foreign Government
Obligations (Cost $58,599,197)                              56,484,318
-----------------------------------------------------------------------
LOAN PARTICIPATIONS - 0.2%
-----------------------------------------------------------------------
Jamaica (Government of) 1990
Refinancing Agreement Nts., Tranche
A, 6.188%, 10/16/00(4)(5)                       25,000          21,625
-----------------------------------------------------------------------
Morocco (Kingdom of) Loan
Participation Agreement, Tranche A,
6.312%, 1/1/09(4)(5)                           740,000         586,450
                                                        ---------------
Total Loan Participations (Cost
$680,509)                                                      608,075
-----------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 27.2%
-----------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.9%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                               450,000         470,250
-----------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                          100,000         100,500
10.50% Sr. Nts., 8/1/04                        150,000         156,750
-----------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08(4)                     300,000         300,750
9.375% Sr. Nts., 11/15/06(6)                   300,000         307,500
10.75% Sr. Nts., 8/1/05                        125,000         131,875
12.25% Pass-Through Certificates,
12/1/02                                        350,000         378,000
-----------------------------------------------------------------------
Constellation Finance LLC, 9.80%
Airline Receivable Asset-Backed
Nts., Series 1997-1, 1/1/01(4)                 175,000         171,500
-----------------------------------------------------------------------
Greater Toronto Airport, 5.40%
Debs., 12/3/02(CAD)                            240,000         158,014
-----------------------------------------------------------------------
Pegasus Aircraft Lease
Securitization Trust, 11.76% Sr.
Nts., Series 1997-A, Cl. B,
6/15/04(4)                                      90,586          96,601
-----------------------------------------------------------------------
SC International Services, Inc.,
9.25% Sr. Sub. Nts., Series B,
9/1/07                                         200,000         201,000
                                                        ---------------
                                                             2,472,740
-----------------------------------------------------------------------
CHEMICALS - 0.5%
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07                        150,000         151,500
-----------------------------------------------------------------------
ICO, Inc., 10.375% Sr. Nts., 6/1/07             50,000          46,750
-----------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr.
Sub. Nts., Series B, 9/15/07                   150,000         120,750
-----------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr.
Sec. Nts., 10/15/03                            140,000         149,450
-----------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25%
Sec. Nts., 10/15/07                            175,000         135,625
-----------------------------------------------------------------------
Pioneer Americas Acquisition Corp.,
9.25% Sr. Nts., 6/15/07                        150,000         120,750
-----------------------------------------------------------------------
Polytama International Finance BV,
11.25% Sec. Nts., 6/15/07                      125,047          27,823
-----------------------------------------------------------------------
Sovereign Specialty Chemicals,
Inc., 9.50% Sr. Unsec. Sub. Nts.,
Series B, 8/1/07                               425,000         433,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
CHEMICALS (CONTINUED)

Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07              $     50,000  $       42,250
11.75% Sr. Unsec. Sub. Nts.,
8/15/06                                        190,000         164,350
                                                        ---------------
                                                             1,392,748
-----------------------------------------------------------------------
CONSUMER DURABLES - 0.1%
Holmes Products Corp., 9.875% Sr.
Unsec. Sub. Nts., Series B,
11/15/07                                       200,000         190,000
-----------------------------------------------------------------------
Icon Health & Fitness, Inc., 13%
Sr. Sub. Nts., Series B, 7/15/02               125,000          75,625
-----------------------------------------------------------------------
TAG Heuer International SA, 12% Sr.
Sub. Nts., 12/15/05(4)                         100,000         116,101
                                                        ---------------
                                                               381,726
-----------------------------------------------------------------------
CONSUMER NON-DURABLES - 0.7%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs.,
7/1/09(6)(13)                                  150,000          59,250
10.50% Sr. Nts., 7/1/08(6)                     100,000          95,500
-----------------------------------------------------------------------
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05                  295,000         169,625
-----------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Sub.
Nts., 8/15/08(6)                               305,000         311,100
-----------------------------------------------------------------------
Chattem, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 4/1/08                    100,000         103,000
-----------------------------------------------------------------------
Globe Manufacturing, Inc., 10% Sr.
Sub. Nts., 8/1/08(6)                           315,000         286,650
-----------------------------------------------------------------------
Indorayon International Finance Co.
BV, 10% Gtd. Unsec. Unsub. Nts.,
3/29/01(4)                                     100,000          29,000
-----------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50%
Sr. Unsec. Sub. Nts., 5/1/08                   200,000         201,000
-----------------------------------------------------------------------
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08            100,000          91,500
9% Sr. Nts., 11/1/06(6)                        100,000         100,000
-----------------------------------------------------------------------
Revlon Worldwide Corp., Zero Coupon
Sr. Sec. Disc. Nts., Series B,
9.89%, 3/15/01(10)                             220,000         126,500
-----------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Sub. Nts., 7/1/08                           70,000          66,850
-----------------------------------------------------------------------
William Carter Co., 10.375% Sr.
Sub. Nts., Series A, 12/1/06                   135,000         143,100
-----------------------------------------------------------------------
Williams (J. B.) Holdings, Inc.,
12% Sr. Nts., 3/1/04                           100,000         105,500
                                                        ---------------
                                                             1,888,575
-----------------------------------------------------------------------
ENERGY - 1.9%
AEI Resources, Inc., 11.50% Sr.
Sub. Nts., 12/15/06(6)                         250,000         248,125
-----------------------------------------------------------------------
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                100,000          75,500
9.625% Sr. Unsec. Nts., Series B,
5/1/05                                         155,000         117,025
-----------------------------------------------------------------------
Clark Refinancing & Marketing,
Inc., 8.875% Sr. Sub. Nts.,
11/15/07                                       245,000         219,275
-----------------------------------------------------------------------
Clark USA, Inc., 10.875% Sr. Nts.,
Series B, 12/1/05                              125,000         115,625
-----------------------------------------------------------------------
Dailey International, Inc., 9.50%
Sr. Unsec. Nts., Series B, 2/15/08             400,000         178,000
-----------------------------------------------------------------------
Denbury Management, Inc., 9% Sr.
Sub. Nts., 3/1/08                              400,000         338,000
-----------------------------------------------------------------------
Empresa Electric Del Norte, 10.50%
Sr. Debs., 6/15/05(6)                          100,000          68,500
-----------------------------------------------------------------------
Forcenergy, Inc.:
8.50% Sr. Sub. Nts., Series B,
2/15/07                                         90,000          67,050

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
ENERGY (CONTINUED)
Forcenergy, Inc.: (Continued)

9.50% Sr. Sub. Nts., 11/1/06              $    400,000  $      310,000
-----------------------------------------------------------------------
Gothic Energy Corp., 0%/14.125% Sr.
Disc. Nts., 5/1/06(13)                         275,000          90,750
-----------------------------------------------------------------------
Gothic Production Corp., 11.125%
Sr. Sec. Nts., Series B, 5/1/05(6)             200,000         157,000
-----------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/15/08                 560,000         383,600
-----------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr.
Sec. Nts., 6/1/08                              250,000         201,250
-----------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                   600,000         609,000
-----------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
9.375% Sr. Sub. Debs., 2/1/06                  425,000         399,500
-----------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub.
Nts., 5/15/07                                  370,000         344,100
-----------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec.
Nts., 2/15/08                                  630,000         444,150
-----------------------------------------------------------------------
Statia Terminals
International/Statia Terminals
(Canada), Inc., 11.75% First Mtg.
Nts., Series B, 11/15/03                       175,000         175,875
-----------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub.
Nts., 9/15/07                                  270,000         261,900
-----------------------------------------------------------------------
Universal Compression Holdings,
Inc.:
0%/9.875% Sr. Disc. Nts.,
2/15/08(13)                                    500,000         302,500
0%/11.375% Sr. Disc. Nts.,
2/15/09(13)                                    400,000         240,000
                                                        ---------------
                                                             5,346,725
-----------------------------------------------------------------------
FINANCIAL - 3.6%
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A,
3/15/05                                        300,000         205,500
10% Sr. Sub. Nts., Series 97-A,
3/15/04                                        100,000          71,250
-----------------------------------------------------------------------
Bakrie Investindo, Zero Coupon
Promissory Nts.,
7/10/98(4)(12)(IDR)                       1,000,000,000         31,250
-----------------------------------------------------------------------
Banco Nacional de Mexico SA, 11%
Sub. Exchangeable Capital Debs.,
7/15/03(4)                                     130,000         113,750
-----------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts.,
7/18/07                                          7,000           5,635
-----------------------------------------------------------------------
Bayerische Vereinsbank AG, 5% Sec.
Nts., Series 661, 7/28/04(DEM)               4,055,000       2,584,400
-----------------------------------------------------------------------
CB Richard Ellis Services, Inc.,
8.875% Sr. Unsec. Sub. Nts., 6/1/06            250,000         246,250
-----------------------------------------------------------------------
Deutsche Pfandbrief & Hypobank,
4.75% Sec. Nts., Series 452,
3/20/03(DEM)                                 2,800,000       1,755,458
-----------------------------------------------------------------------
Emergent Group, Inc., 10.75% Sr.
Nts., Series B, 9/15/04                         80,000          40,400
-----------------------------------------------------------------------
Federal Home Loan Bank, 5.625%,
6/10/03(GBP)                                   115,000         193,244
-----------------------------------------------------------------------
Federal National Mortgage Assn.,
6.875% Sr. Unsec. Nts., 6/7/02(GBP)            325,000         566,803
-----------------------------------------------------------------------
Ford Motor Credit Co., 5.25% Bonds,
6/16/08(DEM)                                 1,350,000         840,444
-----------------------------------------------------------------------
Hypothekenbank in Essen AG:
4.50% Sec. Nts., Series 478,
5/2/03(DEM)                                    575,000         357,044
-----------------------------------------------------------------------
5.25% Sec. Nts., Series 502,
1/22/08(DEM)                                   890,000         571,772
-----------------------------------------------------------------------
5.50% Sec. Nts., Series 459,
2/20/07(DEM)                                   830,000         544,936
-----------------------------------------------------------------------
Industrial Bank of Japan Preferred
Capital Co. (The) LLC, 8.79% Bonds,
12/29/49(5)(6)                                 400,000         344,624
-----------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau, 5%
Bonds, 1/4/09(DEM)                             650,000         416,610
-----------------------------------------------------------------------
Local Financial Corp., 11% Sr.
Nts., 9/8/04(6)                                150,000         152,250
-----------------------------------------------------------------------
Ocwen Capital Trust I, 10.875%
Capital Nts., 8/1/27                           150,000         120,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
FINANCIAL (CONTINUED)

Ocwen Financial Corp., 11.875%
Nts., 10/1/03                             $    150,000  $      134,250
-----------------------------------------------------------------------
Ongko International Finance Co. BV,
10.50% Gtd. Nts., 3/29/04(4)(12)                90,000           5,625
-----------------------------------------------------------------------
PT Polysindo Eka Perkasa:
11% Nts., 6/27/01-6/18/03(4)                   100,000          12,000
24% Nts., 6/27/01-6/19/03(IDR)             164,300,000           2,464
-----------------------------------------------------------------------
Saul (B.F.) Real Estate Investment
Trust, 9.75% Sr. Sec. Nts., Series
B, 4/1/08                                      350,000         327,250
-----------------------------------------------------------------------
SBS Agro Finance BV Bonds, 10.25%,
7/21/00                                        339,000          26,272
-----------------------------------------------------------------------
Southern Pacific Funding Corp.,
11.50% Sr. Nts., 11/1/04(12)                   100,000          27,000
-----------------------------------------------------------------------
Veritas Capital Trust, 10% Nts.,
1/1/28                                         100,000          90,250
-----------------------------------------------------------------------
Veritas Holdings, Inc., 9.625% Sr.
Nts., 12/15/03                                 129,000         129,000
-----------------------------------------------------------------------
Wilshire Financial Services Group,
Inc., 13% Nts., 1/1/04                          60,000          18,000
                                                        ---------------
                                                             9,934,481
-----------------------------------------------------------------------
FOOD & DRUG - 0.5%
Ameriking, Inc., 10.75% Sr. Nts.,
12/1/06(12)                                    125,000         130,937
-----------------------------------------------------------------------
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B,
12/1/04                                         50,000          47,500
10.625% Sr. Sub. Nts., Series B,
7/31/07                                        560,000         525,000
-----------------------------------------------------------------------
Pathmark Stores, Inc., 0%/10.75%
Jr. Sub. Deferred Coupon Nts.,
11/1/03(13)                                    260,000         214,500
-----------------------------------------------------------------------
Randall's Food Markets, Inc.,
9.375% Sr. Sub. Nts., Series B,
7/1/07                                         350,000         380,625
-----------------------------------------------------------------------
Shoppers Food Warehouse Corp.,
9.75% Sr. Nts., 6/15/04                        155,000         169,725
                                                        ---------------
                                                             1,468,287
-----------------------------------------------------------------------
FOOD/TOBACCO - 0.4%
Aurora Foods, Inc., 8.75% Sr. Sub.
Nts., Series B, 7/1/08                         150,000         156,750
-----------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr.
Disc. Nts., Series B, 12/15/07(13)             100,000          69,000
-----------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr.
Unsec. Nts., Series B, 2/1/05                  200,000         201,000
-----------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec.
Sub. Nts., 3/15/10                             200,000         205,000
-----------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr.
Unsec. Sub. Nts., 2/15/08                      400,000         404,000
-----------------------------------------------------------------------
Sparkling Spring Water Group Ltd.,
11.50% Sr. Sec. Sub. Nts., 11/15/07            200,000         194,000
                                                        ---------------
                                                             1,229,750
-----------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS - 0.7%
Ball Corp.:
7.75% Sr. Nts., 8/1/06(6)                      125,000         131,250
8.25% Sr. Sub. Nts., 8/1/08(6)                 125,000         130,625
-----------------------------------------------------------------------
Consumers International, Inc.,
10.25% Sr. Sec. Nts., 4/1/05                   250,000         268,750
-----------------------------------------------------------------------
Fletcher Challenge Finance U.S.A.,
Inc., 8.05% Debs., 6/15/03(NZD)                 80,000          43,838
-----------------------------------------------------------------------
Fletcher Challenge Ltd.:
10% Cv. Unsec. Sub. Nts.,
4/30/05(NZD)                                    60,000          34,074
14.50% Cv. Sub. Nts., 9/30/00(NZD)              60,000          34,967

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS
(CONTINUED)

Florida Coast Paper Co. LLC, 12.75%
First Mtg. Nts., Series B,
6/1/03(12)                                $    230,000  $      124,200
-----------------------------------------------------------------------
Four M Corp., 12% Sr. Sec. Nts.,
Series B, 6/1/06                               105,000          78,225
-----------------------------------------------------------------------
Indah Kiat International Finance
Co. BV, 11.375% Sec. Nts., Series
A, 6/15/99(4)                                  205,000         182,450
-----------------------------------------------------------------------
Riverwood International Corp.,
10.625% Sr. Unsec. Nts., 8/1/07                400,000         398,000
-----------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts.,
Series B, 12/15/04                             200,000         218,750
-----------------------------------------------------------------------
SF Holdings Group, Inc., 0%/12.75%
Sr. Disc. Nts., 3/15/08(13)                    100,000          35,500
-----------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr.
Nts., 11/15/07                                 150,000         151,500
                                                        ---------------
                                                             1,832,129
-----------------------------------------------------------------------
GAMING/LEISURE - 1.6%
AP Holdings, Inc., 0%/11.25% Sr.
Disc. Nts., 3/15/08(13)                         50,000          27,250
-----------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08                                  100,000          92,500
-----------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub.
Nts., 8/15/07                                  275,000         269,500
-----------------------------------------------------------------------
Casino America, Inc., 12.50% Sr.
Nts., 8/1/03                                    50,000          55,625
-----------------------------------------------------------------------
Casino Magic of Louisiana Corp.,
13% First Mtg. Nts., Series B,
8/15/03                                        120,000         136,200
-----------------------------------------------------------------------
Empress Entertainment, Inc., 8.125%
Sr. Sub. Nts., 7/1/06                          400,000         400,000
-----------------------------------------------------------------------
Grand Casinos, Inc., 10.125% First
Mtg. Sec. Nts., 12/1/03                        325,000         355,875
-----------------------------------------------------------------------
Grupo Posadas SA de CV, 10.375%
Bonds, 2/13/02                                  50,000          43,312
-----------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr.
Sub. Nts., 4/1/05                              300,000         301,500
-----------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr.
Sub. Nts., 6/15/07                             425,000         440,938
-----------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts.,
8/15/08                                        350,000         360,500
-----------------------------------------------------------------------
Majestic Star Casino LLC (The),
12.75% Sr. Sec. Nts., 5/15/03                  400,000         417,000
-----------------------------------------------------------------------
Mohegan Tribal Gaming Authority
(Connecticut), 13.50% Sr. Sec.
Nts., Series B, 11/15/02                       200,000         241,000
-----------------------------------------------------------------------
Outboard Marine Corp., 10.75% Sr.
Nts., 6/1/08(6)                                110,000         107,800
-----------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts.,
3/15/08(6)                                     250,000         126,250
-----------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(13)              200,000         136,500
9.25% Sr. Nts., 4/1/06                         100,000         103,875
-----------------------------------------------------------------------
Rio Hotel & Casino, Inc., 9.50% Sr.
Sub. Nts., 4/15/07                             200,000         222,000
-----------------------------------------------------------------------
Showboat Marina Casino
Partnership/Showboat Marina Finance
Corp., 13.50% First Mtg. Nts.,
Series B, 3/15/03                              350,000         397,250
-----------------------------------------------------------------------
Six Flags Entertainment Corp.,
8.875% Sr. Nts., 4/1/06                        200,000         206,250
-----------------------------------------------------------------------
Venetian Casino Resort LLC/Las
Vegas Sands, Inc., 10% Sr. Unsec.
Sub. Nts., 11/15/05 (11)                       150,000         132,750
                                                        ---------------
                                                             4,573,875
-----------------------------------------------------------------------
HEALTHCARE - 0.8%
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                  500,000         495,000
-----------------------------------------------------------------------
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08(DEM)            400,000         253,374

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
HEALTHCARE (CONTINUED)

ICN Pharmaceutical, Inc., 8.75% Sr.
Nts., 11/15/08(6)                         $    350,000  $      355,250
-----------------------------------------------------------------------
Integrated Health Services, Inc.:
10.25% Sr. Sub. Nts., 4/30/06                   15,000          14,775
9.50% Sr. Sub. Nts., 9/15/07                   115,000         109,825
-----------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr.
Unsec. Sub. Nts., Series B, 11/1/07            500,000         481,250
-----------------------------------------------------------------------
Magellan Health Services, Inc., 9%
Sr. Sub. Nts., 2/15/08                         250,000         221,250
-----------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr.
Nts., 5/15/05(6)                               150,000         141,750
-----------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.50%
Sr. Sub. Nts., 7/1/07                          250,000         203,750
                                                        ---------------
                                                             2,276,224
-----------------------------------------------------------------------
HOUSING - 0.5%
Building Materials Corp. of
America, 8.625% Sr. Nts., Series B,
12/15/06                                        50,000          51,125
-----------------------------------------------------------------------
Falcon Building Products, Inc.,
9.50% Sr. Sub. Nts., 6/15/07                   100,000          90,500
-----------------------------------------------------------------------
Greystone Homes, Inc., 10.75% Sr.
Nts., 3/1/04                                    50,000          53,000
-----------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75%
Sr. Nts., 10/15/04                             300,000         303,000
-----------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07              650,000         672,750
9.25% Sr. Nts., Series B, 3/15/07              150,000         154,500
                                                        ---------------
                                                             1,324,875
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.6%
Covad Communications Group, Inc.,
0%/13.50% Sr. Disc. Nts.,
3/15/08(13)                                    600,000         333,000
-----------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts.,
Series B, 11/15/05                             250,000         238,750
-----------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub.
Nts., 9/15/07                                   20,000          19,900
-----------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts.,
3/1/07                                         350,000         351,750
-----------------------------------------------------------------------
Iron Mountain, Inc., 8.75% Sr. Sub.
Nts., 9/30/09                                  150,000         155,250
-----------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts.,
10/15/04                                       150,000         174,750
-----------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec.
Disc. Nts., Series B, 3/1/05(13)               500,000         275,000
-----------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub.
Nts., 6/15/07                                  175,000         167,125
                                                        ---------------
                                                             1,715,525
-----------------------------------------------------------------------
MANUFACTURING - 0.8%
Axia, Inc. (New), 10.75% Sr. Sub.
Nts., 7/15/08                                  125,000         127,500
-----------------------------------------------------------------------
Burke Industries, Inc., 10% Sr.
Sub. Nts., 8/15/07                             150,000         146,250
-----------------------------------------------------------------------
Cia Latino Americana de
Infraestructura & Servicios SA -
CLISA, 11.625% Sr. Unsec. Nts.,
6/1/04(4)                                       30,000          19,650
-----------------------------------------------------------------------
Communications & Power Industries,
Inc., 12% Sr. Sub. Nts., Series B,
8/1/05                                         250,000         261,875
-----------------------------------------------------------------------
Eagle-Picher Industries, Inc.,
9.375% Sr. Unsec. Sub. Nts., 3/1/08            300,000         283,500
-----------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub.
Nts., 5/1/08                                   100,000          90,500
-----------------------------------------------------------------------
Hydrochem Industrial Services,
Inc., 10.375% Sr. Sub. Nts., 8/1/07            150,000         143,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MANUFACTURING (CONTINUED)

Insilco Corp., Units (each unit
consists of $1,000 principal amount
of 12% Sr. Sub. Nts., 8/15/07 and
one warrant to purchase 0.52 shares
of common stock)(6)(14)                   $    270,000  $      280,800
-----------------------------------------------------------------------
International Wire Group, Inc.,
11.75% Sr. Sub. Nts., Series B,
6/1/05                                         125,000         132,188
-----------------------------------------------------------------------
Mechala Group Jamaica Ltd., 12.75%
Gtd. Sr. Sec. Sub. Nts., Series B,
12/30/99                                        85,000          58,013
-----------------------------------------------------------------------
MOLL Industries, Inc., 10.50% Sr.
Sub. Nts., 7/1/08(6)                           200,000         197,000
-----------------------------------------------------------------------
Paragon Corp. Holdings, Inc.,
9.625% Sr. Unsec. Nts., Series B,
4/1/08                                         125,000         106,563
-----------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub.
Nts., 7/1/07                                   100,000          99,500
-----------------------------------------------------------------------
Roller Bearing Co. of America,
Inc., 9.625% Sr. Sub. Nts., Series
B, 6/15/07                                     140,000         136,500
-----------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub.
Nts., 4/1/08                                   150,000         147,750
-----------------------------------------------------------------------
Unifrax Investment Corp., 10.50%
Sr. Nts., 11/1/03                               50,000          52,250
                                                        ---------------
                                                             2,283,089
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-BROADCASTING -
1.2%
Azteca Holdings SA, 11% Sr. Sec.
Nts., 6/15/02                                  155,000         131,750
-----------------------------------------------------------------------
Capstar Broadcasting Partners,
Inc., 9.25% Sr. Sub. Nts., 7/1/07              275,000         286,000
-----------------------------------------------------------------------
CBS Radio, Inc., 11.375% Unsec.
Sub. Debs., 1/15/09(15)                         75,100          89,745
-----------------------------------------------------------------------
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B,
12/15/07                                       200,000         200,500
8.75% Sr. Unsec. Sub. Nts., Series
B, 6/15/07                                     400,000         412,000
10.50% Sr. Sub. Nts., Series B,
1/15/07                                         90,000          99,000
-----------------------------------------------------------------------
Jacor Communications, Inc.:
8% Sr. Sub. Nts., 2/15/10                      500,000         530,000
8.75% Gtd. Sr. Sub. Nts., Series B,
6/15/07                                        100,000         108,250
-----------------------------------------------------------------------
Paxson Communications Corp.,
11.625% Sr. Sub. Nts., 10/1/02                  95,000          97,850
-----------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts.,
Series B, 5/15/04(11)                          100,000         100,500
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                  150,000         152,250
9% Sr. Unsec. Sub. Nts., 7/15/07               210,000         215,250
10% Sr. Sub. Nts., 9/30/05                     100,000         106,500
-----------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
11% Sr. Nts., 3/15/04                          100,000         106,500
-----------------------------------------------------------------------
TV Azteca SA de CV:
10.125% Sr. Nts., Series A, 2/15/04            100,000          85,250
10.50% Sr. Nts., Series B, 2/15/07             150,000         123,750
-----------------------------------------------------------------------
Young Broadcasting, Inc.:
8.75% Sr. Sub. Debs., 6/15/07                  275,000         280,500
9% Sr. Sub. Nts., Series B, 1/15/06            100,000         101,500
                                                        ---------------
                                                             3,227,095
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS
VIDEO - 1.2%
Adelphia Communications Corp.:
8.375% Sr. Nts., Series B, 2/1/08              100,000         103,750

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-CABLE/WIRELESS
VIDEO (CONTINUED)
Adelphia Communications Corp.:
(Continued)

9.25% Sr. Nts., 10/1/02                   $    100,000  $      106,000
10.50% Sr. Unsec. Nts., Series B,
7/15/04                                         70,000          78,750
-----------------------------------------------------------------------
American Telecasting, Inc.,
0%/14.50% Sr. Disc. Nts.,
6/15/04(13)                                     40,545           6,284
-----------------------------------------------------------------------
CSC Holdings, Inc.:
9.875% Sr. Sub. Debs., 4/1/23                  150,000         167,625
9.875% Sr. Sub. Nts., 5/15/06                  250,000         273,750
-----------------------------------------------------------------------
EchoStar Communications Corp.,
0%/12.875% Sr. Disc. Nts.,
6/1/04(13)                                      40,000          41,200
-----------------------------------------------------------------------
EchoStar DBS Corp., 12.50% Sr. Sec.
Nts., 7/1/02                                   250,000         288,750
-----------------------------------------------------------------------
EchoStar I, 8.25% Bonds, 2/26/01(4)            111,983         111,983
-----------------------------------------------------------------------
EchoStar II, 8.25% Sinking Fund
Bonds, 11/9/01(4)                              114,318         114,318
-----------------------------------------------------------------------
EchoStar Satellite Broadcasting
Corp., 0%/13.125% Sr. Sec. Disc.
Nts., 3/15/04(13)                              400,000         401,000
-----------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285%
Sr. Disc. Debs., Series B,
4/15/10(13)                                    350,000         241,500
-----------------------------------------------------------------------
Helicon Group LP/Helicon Capital
Corp., 11% Sr. Sec. Nts., Series B,
11/1/03(5)                                     175,000         182,875
-----------------------------------------------------------------------
Marcus Cable Operating Co.
LP/Marcus Cable Capital Corp.,
0%/13.50% Gtd. Sr. Sub. Disc. Nts.,
Series II, 8/1/04(13)                          200,000         202,500
-----------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series
B, 2/15/05                                     310,000         308,450
-----------------------------------------------------------------------
Rogers Cablesystems Ltd., 10%
Second Priority Sr. Sec. Debs.,
12/1/07                                        200,000         225,000
-----------------------------------------------------------------------
Rogers Communications, Inc., 8.75%
Sr. Nts., 7/15/07(CAD)                         400,000         252,239
-----------------------------------------------------------------------
United International Holdings,
Inc.:
0%/10.75% Sr. Disc. Nts., Series B,
2/15/08(13)                                     70,000          38,150
0%/14% Sr. Disc. Nts., Series B,
5/15/06(13)                                    400,000         210,000
                                                        ---------------
                                                             3,354,124
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-DIVERSIFIED
MEDIA - 0.6%
Hollywood Theaters, Inc., 10.625%
Sr. Sub. Nts., 8/1/07                          100,000          74,250
-----------------------------------------------------------------------
IPC Magazines Group plc, 9.625%
Bonds, 3/15/08(GBP)                            300,000         435,225
-----------------------------------------------------------------------
Regal Cinemas, Inc., 8.875% Sr.
Sub. Nts., 12/15/10(6)                         250,000         249,375
-----------------------------------------------------------------------
SFX Entertainment, Inc., 9.125% Sr.
Unsec. Sub. Nts., Series B, 2/1/08             500,000         497,500
-----------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Debs., 3/15/23                      300,000         367,990
                                                        ---------------
                                                             1,624,340
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
-4.0%
Amazon.Com, Inc., 0%/10% Sr. Unsec.
Disc. Nts., 5/1/08(13)                         260,000         172,900
-----------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts.,
12/15/06(13)                                   200,000         169,000
7.625% Bonds, 7/31/08(DEM)                     500,000         297,016
8.875% Sr. Nts., 11/30/07(DEM)                 100,000          61,692
10.125% Sr. Nts., 11/30/07(GBP)                170,000         297,362

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
(CONTINUED)
COLT Telecom Group plc: (Continued)

Units (each unit consists of $1,000
principal amount of 0%/12% sr.
disc. nts., 12/15/06 and one
warrant to purchase 7.8 ordinary
shares)(13)(14)                           $    200,000  $      169,000
-----------------------------------------------------------------------
Comcast UK Cable Partner Ltd.,
0%/11.20% Sr. Disc. Debs.,
11/15/07(13)                                   250,000         212,500
-----------------------------------------------------------------------
Concentric Network Corp., 12.75%
Sr. Unsec. Nts., 12/15/07                       80,000          82,000
-----------------------------------------------------------------------
Convergent Communications, Inc.,
13% Sr. Nts., 4/1/08                           250,000         121,250
-----------------------------------------------------------------------
Diamond Cable Communications plc,
0%/11.75% Sr. Disc. Nts.,
12/15/05(13)                                   825,000         686,813
-----------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr.
Nts., 2/1/08                                    50,000          48,000
-----------------------------------------------------------------------
e.spire Communications, Inc.,
13.75% Sr. Nts., 7/15/07                       110,000         103,125
-----------------------------------------------------------------------
Exodus Communications, Inc., 11.25%
Sr. Nts., 7/1/08                               165,000         165,825
-----------------------------------------------------------------------
FaciliCom International, Inc.,
10.50% Sr. Nts., Series B, 1/15/08             340,000         273,700
-----------------------------------------------------------------------
FirstWorld Communications, Inc.,
0%/13% Sr. Disc. Nts., 4/15/08(13)             190,000          57,950
-----------------------------------------------------------------------
Focal Communications Corp.,
0%/12.125% Sr. Unsec. Disc. Nts.,
2/15/08(13)                                    515,000         275,525
-----------------------------------------------------------------------
Global Crossing Holdings Ltd.,
9.625% Sr. Nts., 5/15/08                       210,000         223,650
-----------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts.,
5/1/05                                         325,000         268,125
-----------------------------------------------------------------------
GST Telecommunications, Inc.,
0%/13.875% Cv. Sr. Sub. Disc. Nts.,
12/15/05(6)(13)                                 25,000          19,844
-----------------------------------------------------------------------
GST Telecommunications, Inc./GST
Network Funding Corp., Inc.,
0%/10.50% Sr. Disc. Nts.,
5/1/08(6)(13)                                   75,000          32,625
-----------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr.
Disc. Nts., 12/15/05(13)                       355,000         256,488
-----------------------------------------------------------------------
ICG Holdings, Inc.:
0%/12.50% Sr. Sec. Disc. Nts.,
5/1/06(13)                                     195,000         146,250
0%/13.50% Sr. Disc. Nts.,
9/15/05(13)                                    120,000          99,600
-----------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr.
Unsec. Disc. Nts., 2/15/08(13)                 115,000          61,525
-----------------------------------------------------------------------
Intermedia Communications, Inc.:
8.60% Sr. Unsec. Nts., Series B,
6/1/08                                         225,000         214,875
8.875% Sr. Nts., 11/1/07                       200,000         194,000
-----------------------------------------------------------------------
KMC Telecom Holdings, Inc.,
0%/12.50% Sr. Unsec. Disc. Nts.,
2/15/08(13)                                    725,000         351,625
-----------------------------------------------------------------------
Level 3 Communications, Inc.,
9.125% Sr. Unsec. Nts., 5/1/08                 450,000         446,625
-----------------------------------------------------------------------
Long Distance International, Inc.,
12.25% Sr. Nts., 4/15/08(6)                    200,000         167,000
-----------------------------------------------------------------------
McLeodUSA, Inc., 9.25% Sr. Nts.,
7/15/07                                         75,000          78,750
-----------------------------------------------------------------------
Netia Holdings BV:
10.25% Sr. Nts., Series B, 11/1/07              50,000          42,625
0%/11% Sr. Disc. Nts.,
11/1/07(13)(DEM)                               400,000         137,494
0%/11% Sr. Disc. Nts., Series B,
11/1/07(13)(DEM)                               200,000          68,747
0%/11.25% Sr. Disc. Nts., Series B,
11/1/07(13)                                    100,000          57,250
-----------------------------------------------------------------------
NEXTLINK Communications, Inc.:
0%/9.45% Sr. Disc. Unsec. Nts.,
4/15/08(13)                                    260,000         149,500
9% Sr. Nts., 3/15/08                           200,000         189,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-TELECOMMUNICATIONS
(CONTINUED)
-----------------------------------------------------------------------
NEXTLINK Communications, Inc.:
(Continued)

9.625% Sr. Nts., 10/1/07                  $    350,000  $      336,000
10.75% Sr. Nts., 11/15/08(6)                   100,000         102,250
-----------------------------------------------------------------------
NorthEast Optic Network, Inc.,
12.75% Sr. Nts., 8/15/08                       200,000         197,000
-----------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts.,
4/1/08(6)(13)                                  300,000         187,500
0%/10.75% Sr. Unsec. Unsub. Nts.,
Series REGS, 4/1/08(13)(GBP)                   200,000         208,079
7% Cv. Sub. Nts., 12/15/08(6)                  400,000         433,000
10% Sr. Nts., Series B, 2/15/07                100,000         103,000
-----------------------------------------------------------------------
PLD Telekom, Inc., 0%/14% Sr. Disc.
Nts., 6/1/04(13)                               300,000         160,500
-----------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts.,
Series B, 2/15/05                              750,000         746,250
-----------------------------------------------------------------------
PTC International Finance BV,
0%/10.75% Gtd. Sr. Unsec. Sub.
Bonds, 7/1/07(4)(13)                           134,000          92,795
-----------------------------------------------------------------------
Qwest Communications International,
Inc.:
0%/8.29% Sr. Unsec. Disc. Nts.,
Series B, 2/1/08(13)                           365,000         277,400
0%/9.47% Sr. Disc. Nts.,
10/15/07(13)                                   495,000         384,863
-----------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(13)(DEM)                 350,000         116,236
0%/10.125% Sr. Disc. Nts.,
3/1/08(13)                                     300,000         173,250
10.50% Sr. Nts., 11/15/08(6)                   250,000         244,375
-----------------------------------------------------------------------
Shaw Communications, Inc., 8.54%
Debs., 9/30/27(CAD)                            340,000         230,225
-----------------------------------------------------------------------
TeleWest Communications plc, 0%/11%
Sr. Disc. Debs., 10/1/07(13)                   200,000         168,000
-----------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr.
Nts., 7/15/08                                  100,000         105,500
-----------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                225,000         221,625
13.50% Sr. Unsec. Nts., 6/15/04                 65,000          70,525
-----------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts.,
4/15/08                                        300,000         308,250
                                                        ---------------
                                                            11,265,879
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS - 2.3%
Arch Communications, Inc., 12.75%
Sr. Nts., 7/1/07(6)                            100,000         100,500
-----------------------------------------------------------------------
Celcaribe SA, 13.50% Sr. Sec. Nts.,
3/15/04                                        150,000         143,250
-----------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14%
Sr. Disc. Nts., 10/1/07(13)                    500,000         127,500
-----------------------------------------------------------------------
Cellular Communications
International, Inc., 0%/9.50%
Bonds, 4/1/05(13)(XEU)                         650,000         644,959
-----------------------------------------------------------------------
Clearnet Communications, Inc.,
0%/14.75% Sr. Disc. Nts.,
12/15/05(13)                                    50,000          43,000
-----------------------------------------------------------------------
Comunicacion Celular SA, 0%/14.125%
Sr. Unsec. Deferred Bonds,
3/1/05(4)(13)                                  350,000         245,000
-----------------------------------------------------------------------
Crown Castle International Corp.,
0%/10.625% Sr. Unsec. Disc. Nts.,
11/15/07(13)                                   500,000         352,500
-----------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr.
Deferred Coupon Nts., 4/15/08(13)              175,000          79,625
-----------------------------------------------------------------------
Geotek Communications, Inc.:
0%/15% Sr. Sec. Disc. Nts., Series
B, 7/15/05(12)(13)                              90,000          18,450
12% Cv. Sr. Sub. Nts., 2/15/01(12)             210,000              --

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
MEDIA/ENTERTAINMENT-WIRELESS
COMMUNICATIONS (CONTINUED)

ICO Global Communications
(Holdings) Ltd., Units (each unit
consists of $1,000 principal amount
of 15% sr. nts., 8/1/05 and one
warrant to buy 19.85 shares of
common stock)(14)                         $    100,000  $       75,000
-----------------------------------------------------------------------
Microcell Telecommunications, Inc.,
0%/11.125% Sr. Disc. Nts., Series
B, 10/15/07(13)(CAD)                           300,000         108,227
-----------------------------------------------------------------------
Millicom International Cellular SA,
0%/13.50% Sr. Disc. Nts.,
6/1/06(13)                                     210,000         149,625
-----------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts.,
10/31/07(13)                                   345,000         210,450
0%/9.95% Sr. Disc. Nts.,
2/15/08(13)                                    245,000         146,388
0%/10.65% Sr. Disc. Nts.,
9/15/07(13)                                    480,000         308,400
-----------------------------------------------------------------------
Omnipoint Corp.:
11.625% Sr. Nts., 8/15/06                      365,000         255,500
11.625% Sr. Nts., Series A, 8/15/06            265,000         185,500
-----------------------------------------------------------------------
Orange plc, 8% Sr. Nts., 8/1/08                250,000         253,750
-----------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital
Corp., 14% Sr. Nts., 8/15/04                   300,000         310,500
-----------------------------------------------------------------------
Orion Network Systems, Inc.,
0%/12.50% Sr. Disc. Nts.,
1/15/07(13)                                    550,000         346,500
-----------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr.
Unsec. Disc. Nts., 3/15/08(13)                 325,000         190,938
-----------------------------------------------------------------------
Price Communications Cellular
Holdings, Inc., 11.25% Sr. Nts.,
8/15/08(15)                                    150,000         142,500
-----------------------------------------------------------------------
Price Communications Wireless,
Inc.:
11.75% Sr. Sub. Nts., 7/15/07                  275,000         291,500
9.125% Sr. Sec. Nts., 12/15/06(6)              250,000         253,750
-----------------------------------------------------------------------
Real Time Data, Inc., Units (each
unit consists of $1,000 principal
amount of 0%/13.50% sub. disc.
nts., 8/15/06 and one warrant to
purchase six ordinary
shares)(6)(13)(14)                             300,000         139,500
-----------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr.
Sub. Nts., Series B, 5/15/08                   300,000         302,250
-----------------------------------------------------------------------
Satelites Mexicanos SA, 10.125% Sr.
Nts., 11/1/04                                  100,000          80,250
-----------------------------------------------------------------------
SBA Communications Corp., 0%/12%
Sr. Unsec. Disc. Nts., 3/1/08(13)              700,000         406,000
-----------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12%
Sr. Disc. Nts., 7/15/08(6)(13)                 500,000         252,500
-----------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum
Finance Corp., 0%/12.50% Sr. Disc.
Nts., 8/15/06(13)                               65,000          58,825
-----------------------------------------------------------------------
USA Mobile Communications, Inc. II:
9.50% Sr. Nts., 2/1/04                         100,000          90,500
14% Sr. Nts., 11/1/04                          200,000         207,000
                                                        ---------------
                                                             6,520,137
-----------------------------------------------------------------------
METALS/MINERALS - 0.7%
AK Steel Corp., 9.125% Sr. Nts.,
12/15/06                                       220,000         229,900
-----------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First
Mtg. Nts., 7/15/05                              45,000          34,425
-----------------------------------------------------------------------
Bar Technologies, Inc., 13.50% Sr.
Sec. Nts., 4/1/01                               45,000          48,263
-----------------------------------------------------------------------
Centaur Mining & Exploration Ltd.,
11% Sr. Nts., 12/1/07                          100,000          91,500
-----------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25%
Sr. Sub. Nts., Series B, 5/15/08               500,000         506,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
METALS/MINERALS (CONTINUED)

International Utility Structures,
Inc., 10.75% Sr. Sub. Nts., 2/1/08        $     50,000  $       47,250
-----------------------------------------------------------------------
Keystone Consolidated Industries,
Inc., 9.625% Sr. Sec. Nts., 8/1/07             200,000         192,000
-----------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75%
Sr. Disc. Nts., 7/15/08(13)                    250,000          86,250
-----------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts.,
12/1/07                                        745,000         696,575
                                                        ---------------
                                                             1,932,413
-----------------------------------------------------------------------
RETAIL - 0.5%
Boyds Collection Ltd., 9% Sr. Sub.
Nts., 5/15/08(6)                               400,000         410,000
-----------------------------------------------------------------------
Central Termica Guemes, 12% Bonds,
11/26/01(4)                                    100,000          56,875
-----------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Sub. Nts., 5/1/08(6)                300,000         286,500
-----------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs.,
5/1/08                                         100,000          88,500
-----------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Nts., 5/1/08                               100,000          92,500
-----------------------------------------------------------------------
Home Interiors & Gifts, Inc.,
10.125% Sr. Sub. Nts., 6/1/08(6)               225,000         223,875
-----------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub.
Nts., 10/15/07                                 200,000         210,500
                                                        ---------------
                                                             1,368,750
-----------------------------------------------------------------------
SERVICE - 0.9%
Allied Waste North America, Inc.,
7.875% Sr. Nts., 1/1/09(6)                     335,000         340,863
-----------------------------------------------------------------------
Borg-Warner Security Corp., 9.625%
Sr. Sub. Nts., 3/15/07                         100,000         108,500
-----------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc.
Nts., 10/1/06(13)                              100,000          82,500
-----------------------------------------------------------------------
Fisher Scientific International,
Inc.:
9% Sr. Sub. Nts., 2/1/08(6)                    105,000         105,525
9% Sr. Unsec. Sub. Nts., 2/1/08                600,000         603,000
-----------------------------------------------------------------------
Great Lakes Dredge & Dock Corp.,
11.25% Sr. Sub. Nts., 8/15/08(6)               375,000         382,500
-----------------------------------------------------------------------
Intermedia Communications, Inc.,
8.50% Sr. Nts., Series B, 1/15/08              250,000         238,750
-----------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                    50,000          50,000
-----------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                  150,000         158,250
9.625% Sr. Sub. Nts., 12/1/06                   50,000          53,750
-----------------------------------------------------------------------
Protection One Alarm Monitoring,
Inc., 6.75% Cv. Sr. Sub. Nts.,
9/15/03                                        125,000         128,281
-----------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr.
Sub. Nts., 1/15/09(6)                          250,000         251,875
                                                        ---------------
                                                             2,503,794
-----------------------------------------------------------------------
TRANSPORTATION - 1.8%
Cambridge Industries, Inc., 10.25%
Sr. Sub. Nts., Series B, 7/15/07                75,000          64,875
-----------------------------------------------------------------------
Coach USA, Inc., 9.375% Sr. Sub.
Nts., Series B, 7/1/07                          80,000          82,000
-----------------------------------------------------------------------
Collins & Aikman Products Co.,
11.50% Sr. Unsec. Sub. Nts.,
4/15/06                                        300,000         313,500
-----------------------------------------------------------------------
Federal-Mogul Corp., 7.875% Nts.,
7/1/10                                         300,000         307,741
-----------------------------------------------------------------------
Hayes Wheels International, Inc.:
9.125% Sr. Sub. Nts., 7/15/07                  100,000         104,250
11% Sr. Sub. Nts., 7/15/06                     225,000         250,875
-----------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr.
Sub. Nts., 8/1/05(6)                           250,000         226,250

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
TRANSPORTATION (CONTINUED)

Key Plastics, Inc., 10.25% Sr. Sub.
Nts., Series B, 3/15/07                   $    300,000  $      282,000
-----------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts.,
7/15/06                                        200,000         221,000
-----------------------------------------------------------------------
Millenium Seacarriers, Inc., Units
(each unit consists of $1,000
principal amount of 12% first
priority ship mtg. nts., 7/15/05
and one warrant to purchase five
shares of common stock)(6)(14)                 250,000         201,250
-----------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg.
Nts., 6/30/07(6)                               275,000         243,375
Units (each unit consists of $1,000
principal amount of 12% second
priority ship mtg. nts., 6/30/07
and 7.66 warrants)(6)(14)                      150,000         135,750
-----------------------------------------------------------------------
Oxford Automotive, Inc.:
10.125% Sr. Sub. Nts., 6/15/07(4)              400,000         418,000
10.125% Sr. Unsec. Sub. Nts.,
6/15/07                                        900,000         936,000
-----------------------------------------------------------------------
Pycsa Panama SA, 10.28% Sr. Sec.
Bonds, 12/15/12(4)                             200,000         156,500
-----------------------------------------------------------------------
TFM SA de CV, 10.25% Sr. Nts.,
6/15/07                                        200,000         165,000
-----------------------------------------------------------------------
Trans World Airlines, Inc., 11.50%
Sr. Sec. Nts., 12/15/04                        580,000         490,100
-----------------------------------------------------------------------
Transtar Holdings LP/Transtar
Capital Corp., 0%/13.375% Sr. Disc.
Nts., Series B, 12/15/03(13)                   300,000         289,500
-----------------------------------------------------------------------
Tribasa Toll Road Trust, 10.50%
Nts., Series 1993-A, 12/1/11(6)                192,214         116,770
                                                        ---------------
                                                             5,004,736
-----------------------------------------------------------------------
UTILITY - 0.4%
Beaver Valley II Funding Corp., 9%
Second Lease Obligation Bonds,
6/1/17                                         199,000         224,870
-----------------------------------------------------------------------
California Energy, Inc., 10.25% Sr.
Disc. Nts., 1/15/04                            150,000         157,688
-----------------------------------------------------------------------
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                        230,000         233,450
10.50% Sr. Nts., 5/15/06                       100,000         110,750
-----------------------------------------------------------------------
El Paso Electric Co., 9.40% First
Mtg. Sec. Nts., Series E, 5/1/11               250,000         290,625
                                                        ---------------
                                                             1,017,383
                                                        ---------------
Total Corporate Bonds and Notes
(Cost $80,568,681)                                          75,939,400

                                          SHARES
-----------------------------------------------------------------------
PREFERRED STOCKS - 2.2%
-----------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg.(15)                       2,638          66,609
-----------------------------------------------------------------------
BankUnited Capital Trust, 10.25%
Gtd. Bonds, 12/31/26                           100,000         100,250
-----------------------------------------------------------------------
CGA Group Ltd., Preferred Stock,
Series A(4)(15)                                 19,110         477,750
-----------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cum.
Cv.(6)                                           4,000          41,000
-----------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum.
Exchangeable(15)                                    55          46,337
-----------------------------------------------------------------------
Concentric Network Corp., 13.50%
Preferred, Series B(15)                            212         181,790
-----------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv.,
Series B, Non-Vtg.                              46,000         644,000
-----------------------------------------------------------------------
Crown American Realty Trust, 11%
Cum., Series A, Non-Vtg.                         2,000          97,750
-----------------------------------------------------------------------
Doane Products Co., 14.25%
Exchangeable, Non-Vtg.(4)(16)                    5,000         191,875
-----------------------------------------------------------------------
Dobson Communications Corp., 12.25%
Sr. Exchangeable(15)                               218         194,565

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                        MARKET VALUE
                                          SHARES        NOTE 1
-----------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)

-----------------------------------------------------------------------

e.spire Communications, Inc.,
12.75% Jr. Redeemable Preferred
Stock                                              163  $       80,277
-----------------------------------------------------------------------
Eagle-Picher Holdings, Inc., Cum.
Exchangeable, Series B, 3/1/08,
Non-Vtg. (16)                                       50         253,750
-----------------------------------------------------------------------
Earthwatch, Inc., 12% Cum. Cv.,
Series C, Non-Vtg.(6)(15)                       10,000          15,000
-----------------------------------------------------------------------
EchoStar Communications Corp.,
12.125% Sr. Redeemable
Exchangeable, Series B,
Non-Vtg.(15)                                       144         167,400
-----------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale
California, l2% Non-Cum.
Exchangeable Perpetual Preferred
Stock, Series A                                     20             465
-----------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable(15)                                   115         126,787
-----------------------------------------------------------------------
Intermedia Communications, Inc.,
Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series E,
Non-Vtg.(6)                                      2,100          38,325
-----------------------------------------------------------------------
International Utility Structures,
Inc.:
13% Preferred(6)(15)                                 3           2,588
Units (each unit consists of $1,000
principal amount of 13% sr.
exchangeable preferred stock and
one warrant to purchase 30 shares
of common stock)(4)(15)                             50          43,250
-----------------------------------------------------------------------
Kelley Oil & Gas Corp., $2.625 Cv.               1,800          16,200
-----------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Cum. Exchangeable(15)                            5,425         272,606
-----------------------------------------------------------------------
Nextel Communications, Inc.,
11.125% Exchangeable, Series E(15)                 109          98,373
-----------------------------------------------------------------------
NEXTLINK Communications, Inc., 14%
Cum. Exchangeable, Vtg.(15)                     16,584         883,098
-----------------------------------------------------------------------
Paxson Communications Corp., 13.25%
Cum. Jr. Exchangeable, Non-Vtg.(15)                 21         179,025
-----------------------------------------------------------------------
Petroleum Heat & Power Co., Inc.,
Jr. Cv. Preferred Stock(16)                      1,434           2,510
-----------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable                              8,000         772,000
9.20% Exchangeable, Series F                     1,000          98,500
-----------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.
Sr., Series B, Non-Vtg.(15)                        210         195,825
-----------------------------------------------------------------------
SD Warren Co., 14% Cum.
Exchangeable, Series B,
Non-Vtg.(16)                                     9,000         461,250
-----------------------------------------------------------------------
SF Holdings Group, Inc., 13.75%
Cum. Nts., Series B, 3/15/09,
Non-Vtg.(15)                                        10          43,250
-----------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.,
14.25% Cum. Exchangeable,
Non-Vtg.(6)(15)                                    121         123,723
-----------------------------------------------------------------------
Viatel, Inc., 10% Cv., Series A(15)                148          16,317
-----------------------------------------------------------------------
Walden Residential Properties,
Inc.:
9.16% Cv., Series B                             10,000         230,000
9.20% Preferred                                  1,000          21,750
                                                        ---------------
Total Preferred Stocks (Cost
$8,171,525)                                                  6,184,195
-----------------------------------------------------------------------
COMMON STOCKS - 0.4%
-----------------------------------------------------------------------
Celcaribe SA(6)(16)                             24,390          51,829
-----------------------------------------------------------------------
Coinstar, Inc.(16)                                 700           7,525
-----------------------------------------------------------------------
Golden State Bancorp, Inc.(16)                   2,404          39,966

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                        MARKET VALUE
                                          SHARES        NOTE 1
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------

Horizon Group Properties, Inc.(16)                 358  $        1,387
-----------------------------------------------------------------------
Intermedia Communications, Inc.(16)                112           1,932
-----------------------------------------------------------------------
MCI WorldCom, Inc.(16)                           6,885         493,999
-----------------------------------------------------------------------
Optel, Inc.(16)                                    210               2
-----------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(16)                 570           1,140
-----------------------------------------------------------------------
Vail Resorts, Inc.(16)                          15,500         341,000
                                                        ---------------
Total Common Stocks (Cost $378,715)                            938,780

                                          UNITS
-----------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -
0.1%
-----------------------------------------------------------------------
American Telecasting, Inc. Wts.,
Exp. 6/99(4)                                     1,500              15
-----------------------------------------------------------------------
Argentina (Republic of) Wts., Exp.
12/99                                            1,065           4,659
-----------------------------------------------------------------------
Central Bank of Nigeria Wts., Exp.
11/20                                              250              --
-----------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49(4)              16,000           4,800
-----------------------------------------------------------------------
Clearnet Communications, Inc. Wts.,
Exp. 9/05                                          165             392
-----------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp.
11/03                                              200          12,025
-----------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.
12/07(4)                                           100          14,891
-----------------------------------------------------------------------
Covad Communications Group, Inc.
Wts., Exp. 3/08(4)                                 600          30,000
-----------------------------------------------------------------------
Covergent Communications, Inc.
Wts., Exp. 4/08(4)                               1,000           1,250
-----------------------------------------------------------------------
FirstWorld Communications, Inc.
Wts., Exp. 4/08(4)                                 190           1,900
-----------------------------------------------------------------------
Geotek Communications, Inc. Wts.,
Exp. 7/05(4)                                     7,500              75
-----------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/05(4)                    325           3,250
-----------------------------------------------------------------------
Golden State Bancorp, Inc. Wts.,
Exp. 1/01                                        2,404          10,968
-----------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/03(6)                                     2,621              26
Exp. 9/04(4)                                     2,800           3,150
Exp. 5/05(4)                                     2,181             218
-----------------------------------------------------------------------
Hyperion Telecommunications, Inc.
Wts., Exp. 4/01                                     60           3,687
-----------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.
9/05(4)                                            825          11,307
-----------------------------------------------------------------------
IHF Capital, Inc. Series I Wts.,
Exp. 11/99(4)                                      200               2
-----------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.
8/02                                               200              --
-----------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts.,
Exp. 4/08(4)                                       725           1,903
-----------------------------------------------------------------------
Long Distance International, Inc.
Wts., 4/08(4)                                      200             500
-----------------------------------------------------------------------
Mexican Value Rts., Exp. 6/03                1,100,000              --
-----------------------------------------------------------------------
Microcell Telecommunications, Inc.
Wts., Exp. 6/06(4)                                 600          10,875
-----------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/05(4)                                       250           1,563
-----------------------------------------------------------------------
Occidente y Caribe Celular SA Wts.,
Exp. 3/04(4)                                       800           6,100
-----------------------------------------------------------------------
Orion Network Systems, Inc. Wts.,
Exp. 1/07(4)                                       150           1,875
-----------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp.
6/06(4)                                            300              30
-----------------------------------------------------------------------
Price Communications Corp. Wts.,
Exp. 8/07(4)                                     3,096         147,834

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                        MARKET VALUE
                                          UNITS         NOTE 1
-----------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES
(CONTINUED)
-----------------------------------------------------------------------

United International Holdings, Inc.
Wts., Exp. 11/99(4)                                200  $        3,025
-----------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/05(4)                 1,500          12,000
                                                        ---------------
Total Rights, Warrants and
Certificates (Cost $47,541)                                    288,320

                                          PRINCIPAL
                                          AMOUNT(1)
-----------------------------------------------------------------------
STRUCTURED INSTRUMENTS - 6.1%
-----------------------------------------------------------------------
Bankers Trust/Bear Stearns High
Yield Composite Index Linked Nts.,
8.55%, 5/4/99                             $  1,000,000         959,570
-----------------------------------------------------------------------
Bayerische Landesbank Girozentrale
(New York Branch), Lehman High
Yield Index Nts., 8.50%, 3/8/99              1,000,000         942,500
-----------------------------------------------------------------------
Bear Stearns High Yield Composite
Index Linked Nts.:
8.50%, 4/9/99                                1,000,000         929,380
9%, 2/16/99                                  1,600,000       1,474,306
-----------------------------------------------------------------------
Beta Finance Corp., Japanese Yen
Linked Nts., 2.11%, 9/10/99                  1,520,000       1,639,624
-----------------------------------------------------------------------
Credit Suisse First Boston Corp.
(New York Branch), Russian OFZ
Linked Nts., 15%,
2/23/00(4)(12)(RUR)                          8,008,000         146,154
-----------------------------------------------------------------------
Credit Suisse First Boston Corp.
(New York Branch), Turkish Lira
Currency Linked Nts., 92.556%,
2/2/99(5)(TRL)                            18,302,400,000        692,571
-----------------------------------------------------------------------
Deutsche Bank AG, Turkish Lira O/N
Rate Linked Nts., 91.727%,
2/4/99(5)(TRL)                            19,564,000,000        696,165
-----------------------------------------------------------------------
Deutsche Morgan Grenfell, Russian
Federal Loan Floating Rate Linked
Nts.:
5.20%, 10/25/00(4)(12)                         240,000           2,400
5.12%, 2/23/00(4)(12)                          240,000           2,400
-----------------------------------------------------------------------
Deutsche Morgan Grenfell, Russian
OFZ Linked Nts., 14%,
9/27/00(4)(12)(RUR)                          3,610,000          33,504
-----------------------------------------------------------------------
Goldman, Sachs & Co. Argentina
Local Market Securities Trust,
11.30%, 4/1/00 representing debt of
Argentina (Republic of) Bonos del
Tesoro Bonds, Series 10, 11.30%,
4/1/00 and an interest rate swap
between Goldman Sachs and the
Trust(4)                                        78,260          76,649
-----------------------------------------------------------------------
J.P. Morgan & Co., Inc., The
Emerging Markets Bond Plus Index
Linked Nts., 9.50%, 7/16/99(17)              2,700,000       2,229,034
-----------------------------------------------------------------------
Korea Development Bank, Industrial
Bank Finance Linked Nts., Zero
Coupon, 3/5/99                                 470,000         514,462
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
Chilean Peso/Japanese Yen Linked
Nts., 18.50%, 1/28/99                          600,000         596,520
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
Greek Drachma/European Currency
Unit Linked Nts., Zero Coupon,
3/26/99                                        280,000         320,684
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
Greek Drachma/Swiss Franc Linked
Nts., Zero Coupon, 3/31/99                     175,000         202,143
-----------------------------------------------------------------------
Morgan Guaranty Trust Co. of New
York, The Emerging Markets Bond
Index Linked Nts.:
9.50%, 5/7/99(17)                            1,300,000       1,303,719
9.50%, 8/10/99(17)                           1,400,000       1,215,850

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                          PRINCIPAL     MARKET VALUE
                                          AMOUNT(1)     NOTE 1
-----------------------------------------------------------------------
STRUCTURED INSTRUMENTS (CONTINUED)
-----------------------------------------------------------------------

Salomon Smith Barney, Inc., Brazil
Credit Linked Nts., 6%, 4/2/03            $    620,000  $      317,440
-----------------------------------------------------------------------
Salomon Smith Barney, Inc., United
Mexican States 2016 Linked Nts.,
14.076%, 3/18/99                               749,000         747,247
-----------------------------------------------------------------------
Shoshone Partners Loan Trust Sr.
Nts., 6.97%, 4/28/02 (representing
a basket of reference loans and a
total return swap between Chase
Manhattan Bank and the Trust)(4)(5)            750,000         672,606
-----------------------------------------------------------------------
Standard Chartered Bank,
Philippines Peso/Japanese Yen
Currency Linked Nts., 16.45%,
1/21/99                                        116,000         126,858
-----------------------------------------------------------------------
Standard Chartered Bank,
Philippines Peso/Japanese Yen
Linked Nts.:
20.45%, 2/9/99                                 240,000         237,360
21.83%, 1/19/99                                270,000         219,888
-----------------------------------------------------------------------
Standard Chartered Bank,
Philippines Peso/Singapore Dollar
Linked Nts.:
18.70%, 3/8/99                                 150,000         149,340
18.90%, 3/4/99                                 460,000         458,666
                                                        ---------------
Total Structured Instruments (Cost
$19,421,140)                                                16,907,040

                                     DATE  STRIKE        CONTRACTS
--------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
--------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%,
11/15/27 Call Opt.(4) (Cost
$65,234)                             2/99      111.375%
2,500          52,344
--------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
--------------------------------------------------------------------------------------
Japanese Yen Put Opt.                1/99    121.00(JPY)
146,410,000           1,025
--------------------------------------------------------------------------------------
Japanese Yen Put Opt.(4)             2/99       125(JPY)
78,000,000           1,404
--------------------------------------------------------------------------------------
Mexican Peso Put Opt.(4)             2/99     10.75(MXP)
13,100,000           5,240

---------------
Total Put Options Purchased (Cost
$55,514)
7,669

                                          PRINCIPAL
                                          AMOUNT(1)
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.2%
-----------------------------------------------------------------------
Repurchase agreement with
PaineWebber, Inc., 4.85%, dated
12/31/98, to be repurchased at
$6,203,341 on 1/4/99,
collateralized by U.S. Treasury
Nts., 4.625%--5.875%,
12/31/00--11/30/01, with a value of
$6,335,417 (Cost $6,200,000)              $  6,200,000       6,200,000
-----------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$282,454,523)                                     98.0%    273,522,777
-----------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                    2.0       5,677,619
                                          ------------  ---------------
NET ASSETS                                       100.0% $  279,200,396
                                          ------------  ---------------
                                          ------------  ---------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

1. Principal amount is reported in U.S. Dollars, except for those denoted in the
following currencies:
ARP     -  Argentine Peso
AUD     -  Australian Dollar
CAD     -  Canadian Dollar
DEM     -  German Mark
DKK     -  Danish Krone
ESP     -  Spanish Peseta
FIM     -  Finnish Markka
FRF     -  French Franc
GBP     -  British Pound Sterling
GRD     -  Greek Drachma
HUF     -  Hungarian Forint
IDR     -  Indonesian Rupiah
ITL     -  Italian Lira
JPY     -  Japanese Yen
MXP     -  Mexican Peso
NZD     -  New Zealand Dollar
PLZ     -  Polish Zloty
RUR     -  Russian Ruble
TRL     -  Turkish Lira
XEU     -  European Currency Units

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
4. Identifies issues considered to be illiquid or restricted -- See applicable note of Notes to Financial Statements.
5. Represents the current interest rate for a variable rate security.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,081,861 or 3.61% of the Fund's net assets as of December 31, 1998.
7. A sufficient amount of securities has been designated to cover outstanding forward foreign currency exchange contracts. See applicable note of Notes to Financial Statements.
8. Securities with an aggregate market value of $672,188 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See applicable note of Notes to Financial Statements.
9. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                           CONTRACTS/PRINCIPAL  EXPIRATION  EXERCISE
PREMIUM   MARKET VALUE
                           SUBJECT TO CALL      DATE        PRICE
RECEIVED  NOTE 1
--------------------------------------------------------------------------------------------
Japanese Yen Call Option   134,503,600          1/99        111(JPY)
$10,236        $10,357
--------------------------------------------------------------------------------------------
Mexican Peso Call Option   13,100,000           2/99        10(MXP)
9,140          3,930
--------------------------------------------------------------------------------------------
U.S. Treasury Bonds,
 6.125%, 11/15/27 Call
 Opt.                      2,500,000            2/99        122%
5,859          1,758

-------         ------

$25,235        $16,045

-------         ------

-------         ------

10. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
11. Represents the current interest rate for an increasing rate security.
12. Non-income producing -- issuer is in default.
13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

15. Interest or dividend is paid in kind.

16. Non-income producing security.

17. Security is linked to the Emerging Markets Bond Index (EMBI). The EMBI tracks total returns for currency denominated debt instruments of the emerging markets. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                 MARKET VALUE
                                     SHARES      NOTE 1
----------------------------------------------------------------
COMMON STOCKS - 91.6%
----------------------------------------------------------------
BASIC MATERIALS - 0.6%
----------------------------------------------------------------
CHEMICALS - 0.6%
Delta & Pine Land Co.                    22,500  $      832,500
----------------------------------------------------------------
IMC Global, Inc.                         50,000       1,068,750
                                                 ---------------
                                                      1,901,250
----------------------------------------------------------------
CAPITAL GOODS - 11.9%
----------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.8%
CommScope, Inc.(1)                       67,500       1,134,844
----------------------------------------------------------------
Etec Systems, Inc.(1)                     2,500         100,000
----------------------------------------------------------------
Raychem Corp.                            40,000       1,292,500
                                                 ---------------
                                                      2,527,344
----------------------------------------------------------------
INDUSTRIAL SERVICES - 7.2%
Allied Waste Industries, Inc.
(New)(1)                                235,000       5,551,875
----------------------------------------------------------------
Coflexip SA, Sponsored ADR               60,000       1,927,500
----------------------------------------------------------------
Republic Services, Inc., Cl. A(1)       185,000       3,410,937
----------------------------------------------------------------
United Rentals, Inc.(1)                  25,000         828,125
----------------------------------------------------------------
Waste Management, Inc. (New)            227,500      10,607,187
                                                 ---------------
                                                     22,325,624
----------------------------------------------------------------
MANUFACTURING - 3.9%
American Standard Cos., Inc.(1)          75,000       2,700,000
----------------------------------------------------------------
Halter Marine Group, Inc.(1)            360,000       1,755,000
----------------------------------------------------------------
MascoTech, Inc.                          30,000         513,750
----------------------------------------------------------------
Mettler-Toledo International,
Inc.(1)                                 220,000       6,173,750
----------------------------------------------------------------
Owens-Illinois, Inc.(1)                  22,500         689,062
----------------------------------------------------------------
Tyco International Ltd.                   2,500         188,594
                                                 ---------------
                                                     12,020,156
----------------------------------------------------------------
CONSUMER CYCLICALS - 22.8%
----------------------------------------------------------------
AUTOS & HOUSING - 2.5%
Champion Enterprises, Inc.(1)            32,500         889,687
----------------------------------------------------------------
General Motors Corp.                     17,500       1,252,344
----------------------------------------------------------------
Lear Corp.(1)                            42,500       1,636,250
----------------------------------------------------------------
Lennar Corp.                            115,000       2,903,750
----------------------------------------------------------------
Owens Corning                            27,500         974,531
                                                 ---------------
                                                      7,656,562
----------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.7%
Crestline Capital Corp.(1)                8,000         123,000
----------------------------------------------------------------
Host Marriott Corp.(1)                   80,000       1,105,000
----------------------------------------------------------------
Mirage Resorts, Inc.(1)                  95,000       1,419,062
----------------------------------------------------------------
Rio Hotel & Casino, Inc.(1)             155,000       2,460,625
                                                 ---------------
                                                      5,107,687

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
----------------------------------------------------------------
MEDIA - 9.0%
Capstar Broadcasting Corp., Cl.
A(1)                                    210,000  $    4,803,750
----------------------------------------------------------------
CBS Corp.                               205,000       6,713,750
----------------------------------------------------------------
Emmis Communications Corp., Cl.
A(1)                                     77,500       3,361,562
----------------------------------------------------------------
Fox Entertainment Group, Inc., A
Shares(1)                               171,500       4,319,656
----------------------------------------------------------------
Infinity Broadcasting Corp., Cl.
A(1)                                     70,300       1,924,462
----------------------------------------------------------------
Jacor Communications, Inc.(1)            37,500       2,414,062
----------------------------------------------------------------
RCN Corp.(1)                            232,500       4,112,344
                                                 ---------------
                                                     27,649,586
----------------------------------------------------------------
RETAIL: GENERAL - 2.0%
Federated Department Stores,
Inc.(1)                                  87,500       3,811,719
----------------------------------------------------------------
Fred Meyer, Inc.(1)                      41,000       2,470,250
                                                 ---------------
                                                      6,281,969
----------------------------------------------------------------
RETAIL: SPECIALTY - 7.6%
AutoZone, Inc.(1)                        95,000       3,129,062
----------------------------------------------------------------
CSK Auto Corp.(1)                       475,000      12,676,562
----------------------------------------------------------------
Republic Industries, Inc.(1)            525,000       7,743,750
                                                 ---------------
                                                     23,549,374
----------------------------------------------------------------
CONSUMER STAPLES - 16.5%
----------------------------------------------------------------
BEVERAGES - 0.9%
Anheuser-Busch Cos., Inc.(2)             41,000       2,690,625
----------------------------------------------------------------
CONSUMER SERVICES - 2.9%
Budget Group, Inc., Cl. A(1)            225,000       3,571,875
----------------------------------------------------------------
Intermedia Communications, Inc.(1)       11,338         195,580
----------------------------------------------------------------
Intermedia Communications,
Inc.(1)(3)                                  292           4,030
----------------------------------------------------------------
United Road Services, Inc.(1)           277,500       5,099,062
                                                 ---------------
                                                      8,870,547
----------------------------------------------------------------
ENTERTAINMENT - 8.0%
Brinker International, Inc.(1)           85,000       2,454,375
----------------------------------------------------------------
News Corp. Ltd., Sponsored ADR,
Preference                              107,500       2,653,906
----------------------------------------------------------------
SFX Entertainment, Inc., Cl. A(1)       225,000      12,346,875
----------------------------------------------------------------
Time Warner, Inc.(2)                     70,000       4,344,375
----------------------------------------------------------------
Viacom, Inc.(1)(2)                       40,000       2,960,000
                                                 ---------------
                                                     24,759,531
----------------------------------------------------------------
FOOD - 1.7%
RJR Nabisco Holdings Corp.              130,000       3,859,375
----------------------------------------------------------------
Unilever NV(2)                           15,000       1,244,062
                                                 ---------------
                                                      5,103,437
----------------------------------------------------------------
HOUSEHOLD GOODS - 0.7%
Fort James Corp.                         50,000       2,000,000
----------------------------------------------------------------
TOBACCO - 2.3%
Philip Morris Cos., Inc.                130,000       6,955,000

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
----------------------------------------------------------------
ENERGY - 2.1%
----------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 2.1%
BJ Services Co.(1)                       45,000  $      703,125
----------------------------------------------------------------
Cooper Cameron Corp.(1)                  45,000       1,102,500
----------------------------------------------------------------
Marine Drilling Cos., Inc.(1)            40,000         307,500
----------------------------------------------------------------
Santa Fe International Corp.             80,000       1,170,000
----------------------------------------------------------------
Stolt Comex Seaway SA, ADR(1)           300,000       1,687,500
----------------------------------------------------------------
Transocean Offshore, Inc.                27,500         737,344
----------------------------------------------------------------
Weatherford International, Inc.
(New)(1)                                 35,000         678,125
                                                 ---------------
                                                      6,386,094
----------------------------------------------------------------
FINANCIAL - 19.2%
----------------------------------------------------------------
BANKS - 9.2%
Bank One Corp.                           42,500       2,170,156
----------------------------------------------------------------
BankAmerica Corp. (New)                  42,500       2,555,313
----------------------------------------------------------------
Chase Manhattan Corp. (New)              90,000       6,125,625
----------------------------------------------------------------
Commercial Federal Corp.                165,000       3,825,938
----------------------------------------------------------------
Compass Bancshares, Inc.                 37,500       1,427,344
----------------------------------------------------------------
First Union Corp.                        72,500       4,408,906
----------------------------------------------------------------
Fleet Financial Group, Inc.              50,000       2,234,375
----------------------------------------------------------------
Hubco, Inc.                              57,500       1,732,188
----------------------------------------------------------------
KeyCorp                                  20,000         640,000
----------------------------------------------------------------
Prosperity Bancshares, Inc.(1)          103,100       1,275,863
----------------------------------------------------------------
Unibanco-Uniao de Bancos
Brasileiros SA, Sponsored GDR            60,000         866,250
----------------------------------------------------------------
Union Planters Corp.                     25,000       1,132,813
                                                 ---------------
                                                     28,394,771
----------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.2%
American Express Co.(2)                  15,000       1,533,750
----------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                78,000       2,481,375
----------------------------------------------------------------
Citigroup, Inc.                          57,750       2,858,625
----------------------------------------------------------------
Morgan Stanley Dean Witter & Co.         20,000       1,420,000
----------------------------------------------------------------
UniCapital Corp.(1)                     210,000       1,548,750
                                                 ---------------
                                                      9,842,500
----------------------------------------------------------------
INSURANCE - 5.7%
Allstate Corp.(2)                        80,000       3,090,000
----------------------------------------------------------------
Arm Financial Group, Inc., Cl. A         50,000       1,109,375
----------------------------------------------------------------
Everest Reinsurance Holdings, Inc.      285,000      11,097,188
----------------------------------------------------------------
Scottish Annuity & Life Holdings
Ltd.(1)                                 155,000       2,131,250
                                                 ---------------
                                                     17,427,813
----------------------------------------------------------------
SAVINGS & LOANS - 1.1%
Sovereign Bancorp, Inc.                 150,000       2,137,500

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
----------------------------------------------------------------
SAVINGS & LOANS (CONTINUED)

Washington Mutual, Inc.                  30,000  $    1,145,625
                                                 ---------------
                                                      3,283,125
----------------------------------------------------------------
HEALTHCARE - 1.0%
----------------------------------------------------------------
HEALTHCARE/DRUGS - 1.0%
BioChem Pharma, Inc.(1)                  50,000       1,431,250
----------------------------------------------------------------
Centocor, Inc.(1)(2)                     37,500       1,692,188
                                                 ---------------
                                                      3,123,438
----------------------------------------------------------------
TECHNOLOGY - 12.0%
----------------------------------------------------------------
COMPUTER HARDWARE - 1.5%
Compaq Computer Corp.                     7,500         314,531
----------------------------------------------------------------
International Business Machines
Corp.(2)                                 20,000       3,695,000
----------------------------------------------------------------
Seagate Technology, Inc.(1)(2)           20,000         605,000
                                                 ---------------
                                                      4,614,531
----------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 6.8%
First Data Corp.                        110,000       3,485,625
----------------------------------------------------------------
Microsoft Corp.(1)                        2,500         346,719
----------------------------------------------------------------
Network Associates, Inc.(1)              10,000         662,500
----------------------------------------------------------------
PLATINUM Technology, Inc.(1)            315,000       6,024,375
----------------------------------------------------------------
Structural Dynamics Research
Corp.(1)                                397,500       7,900,313
----------------------------------------------------------------
Unigraphics Solutions, Inc.(1)          185,000       2,682,500
                                                 ---------------
                                                     21,102,032
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
Tellabs, Inc.(1)(2)                      15,000       1,028,438
----------------------------------------------------------------
ELECTRONICS - 3.4%
Waters Corp.(1)                         120,000      10,470,000
----------------------------------------------------------------
TELECOMMUNICATIONS - 4.2%
----------------------------------------------------------------
TELEPHONE UTILITIES - 0.0%
Embratel Participacoes SA, ADR(1)           750          10,453
----------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY -
4.2%
MCI WorldCom, Inc.(1)                    95,000       6,816,250
----------------------------------------------------------------
Newbridge Networks Corp.(1)              10,000         303,750
----------------------------------------------------------------
Qwest Communications International,
Inc.(1)                                  90,000       4,500,000
----------------------------------------------------------------
Telecomunicacoes Brasileiras SA,
Sponsored ADR(1)                         19,500       1,417,406
                                                 ---------------
                                                     13,037,406
----------------------------------------------------------------
TRANSPORTATION - 1.4%
----------------------------------------------------------------
AIR TRANSPORTATION - 1.4%
AMR Corp.(1)                             27,500       1,632,813
----------------------------------------------------------------
Continental Airlines, Inc., Cl.
B(1)                                     25,339         848,857
----------------------------------------------------------------
Delta Air Lines, Inc.                    35,000       1,820,000
                                                 ---------------
                                                      4,301,670
                                                 ---------------
Total Common Stocks (Cost
$257,894,535)                                       282,420,963

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                 MARKET VALUE
                                     SHARES      NOTE 1
----------------------------------------------------------------

PREFERRED STOCKS - 3.5%
----------------------------------------------------------------
Evergreen Media Corp., 6% Cv.
Preferred(4)                             20,000  $    1,867,500
----------------------------------------------------------------
Host Marriott Corp., 6.75%
Preferred Stock                          17,500         708,750
----------------------------------------------------------------
ICG Communications, Inc.:
6.75% Cv. Preferred Stock(4)             37,500       1,964,063
6.75% Cv. Preferred Stock                35,000       1,833,125
----------------------------------------------------------------
Intermedia Communications, Inc.:
7% Cv. Preferred Stock(4)                32,500         463,125
7% Cv. Preferred Stock(4)                40,000       1,000,000
----------------------------------------------------------------
Intermedia Communications, Inc.:
Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series D, Non-Vtg.      30,000         750,000
Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr.
Preferred Stock, Series E,
Non-Vtg.(4)                               2,500          45,625
----------------------------------------------------------------
Monsanto Co., 6.50% Cv.(1)               25,000       1,225,000
----------------------------------------------------------------
Nextel Communications, Inc.,
Cv.(1)(4)                                 3,900         989,625
                                                 ---------------
Total Preferred Stocks (Cost
$11,167,364)                                         10,846,813
----------------------------------------------------------------
OTHER SECURITIES - 3.5%
----------------------------------------------------------------
Automatic Commission Exchange
Security Trust II, 6.50% Cv.
Preferred (exchangeable to common
stock of Republic Industries, Inc.,
Trust Automatic Common Exchange
Securities effective 5/15/00)           125,700       1,916,925
----------------------------------------------------------------
Continental Airlines Finance Trust,
8.50% Cv. Trust Originated
Preferred Securities                      5,000         348,125
----------------------------------------------------------------
Host Marriott Financial Trust,
6.75% Cv. Preferred Stock(4)             10,000         405,000
----------------------------------------------------------------
Houston Industries, Inc., 7%
Automatic Common Exchange
Securities, Exchangeable for Time
Warner, Inc. Common Stock, 7/1/00        25,000       2,659,375
----------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.25%
Structured Yield Product
Exchangeable for Stock of IMC
Global, Inc.                             17,500         415,625
----------------------------------------------------------------
Qwest Trends Trust, $43 Cv.(1)(4)        16,700         780,725
----------------------------------------------------------------
United Rental Trust I, 6.50% Cv.
Quarterly Income Preferred
Securities(4)                            85,000       4,090,625
                                                 ---------------
Total Other Securities (Cost
$10,045,078)                                         10,616,400

                                     PRINCIPAL
                                     AMOUNT
----------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND
NOTES - 1.4%
----------------------------------------------------------------
Continental Airlines, Inc.:
6.75% Cv. Sub. Nts., 4/15/06(4)      $  350,000         426,125
6.75% Cv. Sub. Nts., 4/15/06            150,000         182,625
----------------------------------------------------------------
PLATINUM Technology, Inc.:
6.25% Cv. Sub. Nts., 12/15/02(4)      2,000,000       1,795,000
6.25%. Cv. Unsec. Sub. Nts.,
12/15/02                              1,500,000       1,346,250
6.75% Cv. Sub. Nts., 11/15/01           500,000         683,750
                                                 ---------------
Total Convertible Corporate Bonds
and Notes (Cost $4,266,795)                           4,433,750
----------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$283,373,772)                             100.0%    308,317,926
----------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES             0.0          35,388
                                     ----------  ---------------
NET ASSETS                                100.0% $  308,353,314
                                     ----------  ---------------
                                     ----------  ---------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND STATEMENT OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call and put options, as follows:

                                     SHARES
                                     SUBJECT TO  EXPIRATION  EXERCISE
PREMIUM     MARKET VALUE
                                     CALL        DATE        PRICE
RECEIVED    NOTE 1
-----------------------------------------------------------------------------------------------
Allstate Corp.                       30,000      1/99        $ 55.00   $
49,849        $ 1,875
-----------------------------------------------------------------------------------------------
American Express Co.                 7,500       1/99         110.00
11,337          6,563
-----------------------------------------------------------------------------------------------
American Express Co.                 7,500       1/99         115.00
10,712          2,344
-----------------------------------------------------------------------------------------------
Anheuser-Busch Cos.                  7,500       1/99          65.00
11,025         12,188
-----------------------------------------------------------------------------------------------
Centocor, Inc.                       10,000      1/99          45.00
41,574         18,750
-----------------------------------------------------------------------------------------------
International Business Machines
Corp.                                5,000       4/99         160.00
88,600        155,000
-----------------------------------------------------------------------------------------------
International Business Machines
Corp.                                4,500       4/99         155.00
89,862        159,188
-----------------------------------------------------------------------------------------------
International Business Machines
Corp.                                5,500       1/99         160.00
59,646        137,500
-----------------------------------------------------------------------------------------------
International Business Machines
Corp.                                5,000       1/99         150.00
46,723        171,250
-----------------------------------------------------------------------------------------------
Seagate Technology, Inc.             10,000      1/99          32.50
22,199          5,623
-----------------------------------------------------------------------------------------------
Tellabs, Inc.                        15,000      3/99          65.00
110,171        135,000
-----------------------------------------------------------------------------------------------
Time Warner, Inc.                    10,000      1/99          55.00
16,724         80,000
-----------------------------------------------------------------------------------------------
Unilever NV                          15,000      1/99          85.00
24,862         33,750
-----------------------------------------------------------------------------------------------
Viacom, Inc.                         10,000      1/99          70.00
28,449         48,750
                                                                       $
611,733       $967,781

3. Identifies issues considered to be illiquid or restricted - See applicable note of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,827,413 or 4.48% of the Fund's net assets as of December 31, 1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER SMALL CAP GROWTH FUND STATEMENT OF INVESTMENTS
DECEMBER 31, 1998

                                                                        MARKET
                                                                        VALUE
                                                              SHARES    NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS - 85.0%
--------------------------------------------------------------------------------
BASIC MATERIALS - 1.5%
--------------------------------------------------------------------------------
PAPER - 1.5%
Daisytek International Corp.(1)                                  800    $
15,200
--------------------------------------------------------------------------------
CAPITAL GOODS - 13.1%
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 11.9%
Casella Waste Systems, Inc., Cl. A(1)                            400
14,850
--------------------------------------------------------------------------------
Eastern Environmental Services, Inc.(1)                          400
11,850
--------------------------------------------------------------------------------
Group Maintenance America Corp.(1)                               500
6,062
--------------------------------------------------------------------------------
Kendle International, Inc.(1)                                    400
9,350
--------------------------------------------------------------------------------
Maximus, Inc.(1)                                                 600
22,200
--------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                           400
19,475
--------------------------------------------------------------------------------
Service Experts, Inc.(1)                                         200
5,850
--------------------------------------------------------------------------------
Stericycle, Inc.(1)                                              400
6,450
--------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                              600
16,237
--------------------------------------------------------------------------------
United Rentals, Inc.(1)                                          192
6,360

--------

118,684
--------------------------------------------------------------------------------
MANUFACTURING - 1.2%
Zebra Technologies Corp., Cl. A(1)                               400
11,500
--------------------------------------------------------------------------------
CONSUMER CYCLICALS - 13.7%
--------------------------------------------------------------------------------
AUTOS & HOUSING - 2.3%
Fairfield Communities, Inc.(1)                                 1,000
11,062
--------------------------------------------------------------------------------
Kroll-O'Gara Co. (The)(1)                                        300
11,831

--------

22,893
--------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.8%
Handleman Co.(1)                                               2,000
28,125
--------------------------------------------------------------------------------
MEDIA - 1.0%
Penton Media, Inc.(1)                                            500
10,125
--------------------------------------------------------------------------------
RETAIL: GENERAL - 1.5%
Cutter & Buck, Inc.(1)                                           400
14,900
--------------------------------------------------------------------------------
RETAIL: SPECIALTY - 6.1%
Chico's Fas, Inc.(1)                                             800
18,700
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                                     400
18,900
--------------------------------------------------------------------------------
School Specialty, Inc.(1)                                      1,100
23,512

--------

61,112
--------------------------------------------------------------------------------
CONSUMER STAPLES - 18.9%
--------------------------------------------------------------------------------
CONSUMER SERVICES - 10.0%
Applied Analytical Industries, Inc.(1)                         1,200
20,850
--------------------------------------------------------------------------------
Boron, LePore & Associates, Inc.(1)                              300
10,350
--------------------------------------------------------------------------------
Core Laboratories NV(1)                                          300
5,737

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER SMALL CAP GROWTH FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                        MARKET
                                                                        VALUE
                                                              SHARES    NOTE 1
--------------------------------------------------------------------------------
CONSUMER SERVICES (CONTINUED)

Cornell Corrections, Inc.(1)                                   1,000    $
19,000
--------------------------------------------------------------------------------
CORT Business Services Corp.(1)                                  500
12,125
--------------------------------------------------------------------------------
Getty Images, Inc.(1)                                            600
10,312
--------------------------------------------------------------------------------
Rent-Way, Inc.(1)                                                200
4,862
--------------------------------------------------------------------------------
Renters Choice, Inc.(1)                                          500
15,875

--------

99,111
--------------------------------------------------------------------------------
EDUCATION - 6.3%
Career Education Corp.(1)                                        500
15,000
--------------------------------------------------------------------------------
Education Management Corp.(1)                                  1,000
23,625
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                                400
13,600
--------------------------------------------------------------------------------
Strayer Education, Inc.                                          300
10,575

--------

62,800
--------------------------------------------------------------------------------
ENTERTAINMENT - 2.6%
Cinar Films, Inc., Cl. B(1)                                    1,000
25,375
--------------------------------------------------------------------------------
ENERGY - 0.4%
--------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.4%
Cross Timbers Oil Co.                                            500
3,750
--------------------------------------------------------------------------------
FINANCIAL - 5.8%
--------------------------------------------------------------------------------
BANKS - 1.2%
Investors Financial Services Corp.                               200
11,925
--------------------------------------------------------------------------------
INSURANCE - 4.6%
Advance Paradigm, Inc.(1)                                        300
10,500
--------------------------------------------------------------------------------
Annuity & Life RE Holdings Ltd.                                  500
13,500
--------------------------------------------------------------------------------
Medical Assurance, Inc.                                          660
21,821

--------

45,821
--------------------------------------------------------------------------------
HEALTHCARE - 11.8%
--------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.1%
Serologicals Corp.(1)                                            800
24,000
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                                 300
6,488

--------

30,488
--------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 8.7%
Covance, Inc.(1)                                                 500
14,563
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                                 700
15,750
--------------------------------------------------------------------------------
Parexel International Corp.(1)                                   300
7,500
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)                      800
24,050
--------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                        600
17,288
--------------------------------------------------------------------------------
VWR Scientific Products Corp.(1)                                 400
6,950

--------

86,101
--------------------------------------------------------------------------------
TECHNOLOGY - 19.8%
--------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.1%
SCM Microsystems, Inc.(1)                                        300
21,319

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER SMALL CAP GROWTH FUND STATEMENT OF INVESTMENTS (CONTINUED)

                                                                        MARKET
                                                                        VALUE
                                                              SHARES    NOTE 1
--------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 17.0%
Aspen Technologies, Inc.(1)                                      300    $
4,350
--------------------------------------------------------------------------------
Aware, Inc.(1)                                                 1,000
27,188
--------------------------------------------------------------------------------
Brio Technology, Inc.(1)                                       1,000
17,688
--------------------------------------------------------------------------------
Concord Communications, Inc.(1)                                  200
11,350
--------------------------------------------------------------------------------
Documentum, Inc.(1)                                              400
21,375
--------------------------------------------------------------------------------
Engineering Animation, Inc.(1)                                   100
5,400
--------------------------------------------------------------------------------
Medical Manager Corp.(1)                                         400
12,550
--------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                                     200
8,800
--------------------------------------------------------------------------------
Phoenix International Ltd.(1)                                  1,000
14,750
--------------------------------------------------------------------------------
Segue Software, Inc.(1)                                          500
10,125
--------------------------------------------------------------------------------
Software AG Systems, Inc.(1)                                     600
10,875
--------------------------------------------------------------------------------
SPR, Inc.(1)                                                   1,000
17,250
--------------------------------------------------------------------------------
Visio Corp.(1)                                                   200
7,313

--------

169,014
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.7%
Pittway Corp., Cl. A                                             200
6,613
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $739,885)                     85.0%
844,856
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                 15.0
149,448
                                                              -------
--------
NET ASSETS                                                     100.0%
$994,304
                                                              -------
--------
                                                              -------
--------

1. Non-income producing security.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998


OPPENHEIMER
                                          OPPENHEIMER     OPPENHEIMER
OPPENHEIMER     AGGRESSIVE        OPPENHEIMER
                                          MONEY           HIGH INCOME
BOND            GROWTH            GROWTH
                                          FUND            FUND
FUND            FUND              FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost *)
(including repurchase agreements **) -
see accompanying statements               $ 151,269,014   $ 320,913,385   $
688,013,848   $ 1,079,562,636   $ 767,477,940
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on forward
foreign currency exchange contracts -
see applicable note                                  --
50,410              --                --              --
-------------------------------------------------------------------------------------------------------------------------
Cash                                            152,071
1,918,277         178,353            96,737         119,623
-------------------------------------------------------------------------------------------------------------------------
Receivables:
Dividends, interest and principal
paydowns                                        445,414       6,408,876
8,526,057           226,583         298,939
Daily variation on futures contracts -
see applicable note                                  --
7,650           2,108                --              --
Shares of beneficial interest sold              638,924         226,088
1,613,778           748,053       3,312,716
Investments sold                                     --       1,426,850
5,246,858         1,182,183         469,735
-------------------------------------------------------------------------------------------------------------------------
Other                                             5,225
6,817           9,388            11,926           9,025
                                          -------------   -------------
-------------   ---------------   -------------
Total assets                                152,510,648     330,958,353
703,590,390     1,081,828,118     771,687,978
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums
received ***) - see accompanying
statements and notes                                 --
--              --            32,775              --
-------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward
foreign exchange contracts - see
applicable note                                      --
2,014          14,916                --              --
-------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                       285,552
--              --                --              --
Custodian fees                                    1,969
9,396          11,345            12,130           8,092
Registration and filing fees                      9,020
14,555          32,077            30,980          52,813
Shareholder reports                              21,635
41,202          58,125            74,868          49,376
Legal and auditing fees                           8,787
14,151          14,192            18,160          13,773
Investments purchased (including those
purchased on a when-issued basis****) -
see applicable note                                  --              --
47,434,432                --              --
Shares of beneficial interest redeemed          380,917
2,311,170         392,473         3,694,484       3,010,700
Transfer and shareholder servicing agent
fees                                              2,905
2,317           2,303             2,905           2,483
Other                                             1,063
891          87,828             1,656           1,045
                                          -------------   -------------
-------------   ---------------   -------------
Total liabilities                               711,848       2,395,696
48,047,691         3,867,958       3,138,282
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 151,798,800   $ 328,562,657   $
655,542,699   $ 1,077,960,160   $ 768,549,696
                                          -------------   -------------
-------------   ---------------   -------------
                                          -------------   -------------
-------------   ---------------   -------------
-------------------------------------------------------------------------------------------------------------------------
COMPOSITIONS OF NET ASSETS
Paid-in capital                           $ 151,805,834   $ 323,273,405   $
616,406,705   $   797,996,718   $ 542,115,494
-------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net
investment income                                11,314      23,046,774
30,079,292                --       2,959,139
-------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)
from investments and foreign currency
transactions                                    (18,348)     (4,290,927)
2,718,207       (70,261,463)     32,291,665
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
denominated in foreign currencies                    --     (13,466,595)
6,338,495       350,224,905     191,183,398
                                          -------------   -------------
-------------   ---------------   -------------
Net Assets                                $ 151,798,800   $ 328,562,657   $
655,542,699   $ 1,077,960,160   $ 768,549,696
                                          -------------   -------------
-------------   ---------------   -------------
                                          -------------   -------------
-------------   ---------------   -------------
-------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                                 151,805,855      29,806,919
53,210,003        24,043,802      20,956,201
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                  $        1.00   $       11.02
$       12.32   $         44.83   $       36.67
* Cost                                    $ 151,269,014   $ 334,412,099   $
681,813,086   $   729,339,720   $ 576,294,542
** Repurchase agreements                  $   1,800,000   $   5,100,000   $
2,600,000   $   112,500,000   $  64,400,000
*** Premiums received                     $          --   $          --
$          --   $        34,764   $          --
**** When-issued                          $          --   $          --   $
47,434,432   $            --   $          --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (CONTINUED)

                                          OPPENHEIMER     OPPENHEIMER
OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                          MULTIPLE        GLOBAL
STRATEGIC       GROWTH &        SMALL CAP
                                          STRATEGIES      SECURITIES
BOND            INCOME          GROWTH
                                          FUND            FUND
FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost *)
(including repurchase agreements **) -
see accompanying statements               $ 623,885,456   $ 1,146,157,977   $
273,522,777   $ 308,317,926     $  844,856
------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on forward
foreign currency exchange contracts -
see applicable note                                  --
26,055          26,339              --             --
------------------------------------------------------------------------------------------------------------------------
Cash                                            147,269
153,505         495,588         218,017        129,322
------------------------------------------------------------------------------------------------------------------------
Receivables:
Dividends, interest and principal
paydowns                                      5,139,170
1,288,216       5,003,192         357,509             41
Daily variation on futures contracts -
see applicable note                                  --
--              --              --             --
Shares of beneficial interest sold               17,862
245,965         213,947         640,011         18,955
Investments sold                                 33,387
129,251          84,219              --             --
------------------------------------------------------------------------------------------------------------------------
Other                                             8,967
12,495           6,534           5,528          1,514
                                          -------------   ---------------
-------------   -------------   ------------
Total assets                                629,232,111     1,148,013,464
279,352,596     309,538,991        994,688
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums
received ***) - see accompanying
statements and notes                          5,740,750
--          16,045         967,781             --
------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward
foreign exchange contracts - see
applicable note                                      --
1,403          47,561              --             --
------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                            --
--              --              --             --
Custodian fees                                   20,840
145,007          11,736             757             --
Registration and filing fees                         --
39,978          19,675          43,438            255
Shareholder reports                              60,011
75,114          29,632          22,221             --
Legal and auditing fees                          17,461
18,232          11,708           9,836             --
Investments purchased (including those
purchased on a when-issued basis****) -
see applicable note                             362,598
10,966,196              --           4,100             --
Shares of beneficial interest redeemed          695,060
1,735,012          11,646         133,103              7
Transfer and shareholder servicing agent
fees                                              2,062
1,832           2,496           3,122             --
Other                                                28
1,556           1,701           1,319            122
                                          -------------   ---------------
-------------   -------------   ------------
Total liabilities                             6,898,810
12,984,330         152,200       1,185,677            384
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 622,333,301   $ 1,135,029,134   $
279,200,396   $ 308,353,314     $  994,304
                                          -------------   ---------------
-------------   -------------   ------------
                                          -------------   ---------------
-------------   -------------   ------------
------------------------------------------------------------------------------------------------------------------------
COMPOSITIONS OF NET ASSETS
Paid-in capital                           $ 490,829,556   $   885,257,467   $
274,895,218   $ 284,367,574     $  934,634
------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net
investment income                            20,748,181
11,592,206      15,570,425       1,425,924             --
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)
from investments and foreign currency
transactions                                 29,244,260
35,108,448      (2,352,642)     (2,028,281)       (45,301)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
denominated in foreign currencies            81,511,304
203,071,013      (8,912,605)     24,588,097        104,971
                                          -------------   ---------------
-------------   -------------   ------------
Net Assets                                $ 622,333,301   $ 1,135,029,134   $
279,200,396   $ 308,353,314     $  994,304
                                          -------------   ---------------
-------------   -------------   ------------
                                          -------------   ---------------
-------------   -------------   ------------
------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST
OUTSTANDING                                  36,497,549
51,429,193      54,569,819      15,054,704        103,531
------------------------------------------------------------------------------------------------------------------------
NET ASSETS VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                  $       17.05   $         22.07
$        5.12   $       20.48     $     9.60
* Cost                                    $ 538,342,432   $   943,081,348   $
282,454,523   $ 283,373,782     $  739,885
** Repurchase agreements                  $  63,000,000   $    27,900,000
$   6,200,000   $          --     $       --
*** Premiums received                     $   1,686,387   $            --
$      25,235   $     611,733     $       --
**** When-issued                          $          --   $            --
$          --   $          --     $       --

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


OPPENHEIMER
                                          OPPENHEIMER    OPPENHEIMER
OPPENHEIMER     AGGRESSIVE      OPPENHEIMER
                                          MONEY          HIGH INCOME
BOND            GROWTH          GROWTH
                                          FUND           FUND
FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of withholding taxes of *)   $ 7,738,972   $  28,358,859   $
41,073,653   $   3,823,383   $   4,035,121
----------------------------------------------------------------------------------------------------------------------
Dividends (net of withholding taxes of
**)                                                 --
2,076,307         284,719       1,800,986       3,555,637
                                          ------------   -------------
-------------   -------------   -------------
Total income                                 7,738,972      30,435,166
41,358,372       5,624,369       7,590,758
----------------------------------------------------------------------------------------------------------------------
EXPENSES
Custodian fees and expenses                     11,399
212           5,407          37,397          21,434
----------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                         11,188
17,697          18,655          24,922          18,225
----------------------------------------------------------------------------------------------------------------------
Insurance expenses                               3,435
5,148           4,274           7,901           5,339
----------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                      2,679
4,059           4,107           5,071           2,422
----------------------------------------------------------------------------------------------------------------------
Registration and filing fees                     6,981
14,562          31,923          31,640          52,918
----------------------------------------------------------------------------------------------------------------------
Shareholder reports                             29,826
64,833          67,408         108,886          77,895
----------------------------------------------------------------------------------------------------------------------
Management fees - see applicable note          619,030       2,383,008
4,218,231       6,564,650       4,369,487
----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees - see applicable note                       1,941
4,140           4,074           3,734           4,161
----------------------------------------------------------------------------------------------------------------------
Other                                            2,461
12,124           3,259           2,753           2,628
                                          ------------   -------------
-------------   -------------   -------------
Total expenses                                 688,940       2,505,783
4,357,338       6,786,954       4,554,509
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                 7,050,032      27,929,383
37,001,034      (1,162,585)      3,036,249
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                      9,101      (1,534,125)
6,485,338     (67,129,354)     32,505,999
Closing of futures contracts                        --      (1,309,724)
(1,285,982)             --              --
Closing and expiration of options
written                                             --
(34,656)             --          18,579              --
Foreign currency transactions                       --
(10,862)        340,635         (14,239)          1,951
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation on:
Investments                                         --     (24,533,407)
(4,833,663)    182,808,457      99,910,949
Translation of assets and liabilities
denominated in foreign currencies                   --         407,939
(369,485)        676,163          22,616
                                          ------------   -------------
-------------   -------------   -------------
Net realized and unrealized gain (loss)          9,101
(27,014,835)        336,843     116,359,606     132,441,515
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            $ 7,059,133   $     914,548   $
37,337,877   $ 115,197,021   $ 135,477,764
                                          ------------   -------------
-------------   -------------   -------------
                                          ------------   -------------
-------------   -------------   -------------
* Withholding taxes - interest             $        --   $          --
$      11,251   $          --   $          --
** Withholding taxes - dividends           $        --   $          --
$          --   $         926   $      23,758

1. For the period from May 1, 1998 (commencement of operations) to December
31,
1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)

                                          OPPENHEIMER    OPPENHEIMER
OPPENHEIMER     OPPENHEIMER    OPPENHEIMER
                                          MULTIPLE       GLOBAL
STRATEGIC       GROWTH &       SMALL CAP
                                          STRATEGIES     SECURITIES
BOND            INCOME         GROWTH
                                          FUND           FUND
FUND            FUND           FUND(1)
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of withholding taxes of *)  $ 25,898,105   $   8,710,561   $
21,709,341   $    913,537     $       60
--------------------------------------------------------------------------------------------------------------------
Dividends (net of withholding taxes of
**)                                          4,857,228
11,995,300         751,928      2,688,093            173
                                          ------------   -------------
-------------   ------------   ------------
Total income                                30,755,333      20,705,861
22,461,269      3,601,630            233
--------------------------------------------------------------------------------------------------------------------
EXPENSES
Custodian fees and expenses                    110,088
434,535          40,476         14,729             --
--------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                         25,143
29,358          14,398         15,399             --
--------------------------------------------------------------------------------------------------------------------
Insurance expenses                               6,777
7,867           4,008          4,440             --
--------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                      9,595
4,854           1,185          2,501             --
--------------------------------------------------------------------------------------------------------------------
Registration and filing fees                        --
39,654          19,916         43,581            255
--------------------------------------------------------------------------------------------------------------------
Shareholder reports                             97,293
124,964          40,101         26,194             --
--------------------------------------------------------------------------------------------------------------------
Management fees - see applicable note        4,584,184       7,167,836
1,860,227      1,742,253          2,219
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees - see applicable note                       3,476
3,656           4,078          4,790             --
--------------------------------------------------------------------------------------------------------------------
Other                                            7,682
6,003          25,063          3,135             98
                                          ------------   -------------
-------------   ------------   ------------
Total expenses                               4,844,238       7,818,727
2,009,452      1,857,022          2,572
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                25,911,095      12,887,134
20,451,817      1,744,608         (2,339)
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                 28,607,655     111,119,684
(2,977,920)    (2,457,929)       (45,301)
Closing of futures contracts                        --     (61,569,353)
2,898,440             --             --
Closing and expiration of options
written                                      2,262,307
--         (97,776)       434,542             --
Foreign currency transactions               (1,329,735)    (12,587,339)
(2,519,662)        66,152             --
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation on:
Investments                                (15,359,667)     53,953,288
(12,558,792)     6,284,351        104,971
Translation of assets and liabilities
denominated in foreign currencies             (536,206)     32,506,738
1,082,185         51,446             --
                                          ------------   -------------
-------------   ------------   ------------
Net realized and unrealized gain (loss)     13,644,354     123,423,018
(14,173,525)     4,378,562         59,670
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $ 39,555,449   $ 136,310,152   $
6,278,292   $  6,123,170     $   57,331
                                          ------------   -------------
-------------   ------------   ------------
                                          ------------   -------------
-------------   ------------   ------------
* Withholding taxes - interest            $         --   $          --
$      68,298   $         --     $       --
** Withholding taxes - dividends          $     90,320   $     297,465
$          --   $      5,250     $       --

1. For the period from May 1, 1998 (commencement of operations) to December
31,
1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                         OPPENHEIMER
OPPENHEIMER
                                            MONEY                        HIGH
INCOME
                                            FUND
FUND
                                         1998            1997
1998            1997
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $   7,050,032   $   6,934,054   $
27,929,383   $  19,861,042
---------------------------------------------------------------------------------------------
Net realized gain (loss)                9,101           2,232
(2,889,367)      6,265,470
---------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation               --              --
(24,125,468)         93,210
                                -------------   -------------
-------------   -------------
Net increase in net assets
resulting from operations           7,059,133       6,936,286
914,548      26,219,722
---------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment
income                             (7,050,032)     (6,937,040)
(6,694,100)    (18,546,183)
---------------------------------------------------------------------------------------------
Distributions from net
realized gain                              --              --
(8,113,249)       (138,778)
---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
TRANSACTIONS
Net increase (decrease) in net
assets resulting from
beneficial interest
transactions - see applicable
note                               25,007,317      (2,935,384)
51,132,667      92,494,657
---------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)          25,016,418      (2,936,138)
37,239,866     100,029,418
---------------------------------------------------------------------------------------------
Beginning of period               126,782,382     129,718,520
291,322,791     191,293,373
                                -------------   -------------
-------------   -------------
End of period                   $ 151,798,800   $ 126,782,382   $
328,562,657   $ 291,322,791
                                -------------   -------------
-------------   -------------
                                -------------   -------------
-------------   -------------
Undistributed
(overdistributed) net
investment income               $          --   $          --   $
23,046,774   $   1,776,867


OPPENHEIMER
                                         OPPENHEIMER
AGGRESSIVE
                                            BOND
GROWTH
                                            FUND
FUND
                                         1998            1997
1998            1997
-----------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $  37,001,034   $  30,219,733   $
(1,162,585)  $   2,349,366
-----------------------------------------------------------------------------------------------
Net realized gain (loss)            5,539,991       4,038,585
(67,125,014)     21,293,313
-----------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation       (5,203,148)      6,440,140
183,484,620      61,517,825
                                -------------   -------------
---------------   -------------
Net increase in net assets
resulting from operations          37,337,877      40,698,458
115,197,021      85,160,504
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment
income                             (9,009,958)    (27,908,616)
(2,267,793)     (1,547,409)
-----------------------------------------------------------------------------------------------
Distributions from net
realized gain                      (8,154,014)     (1,447,022)
(23,288,487)    (30,466,762)
-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
TRANSACTIONS
Net increase (decrease) in net
assets resulting from
beneficial interest
transactions - see applicable
note                              115,290,766      82,296,263
110,511,946     207,268,868
-----------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)         135,464,671      93,639,083
200,152,687     260,415,201
-----------------------------------------------------------------------------------------------
Beginning of period               520,078,028     426,438,945
877,807,473     617,392,272
                                -------------   -------------
---------------   -------------
End of period                   $ 655,542,699   $ 520,078,028   $
1,077,960,160   $ 877,807,473
                                -------------   -------------
---------------   -------------
                                -------------   -------------
---------------   -------------
Undistributed
(overdistributed) net
investment income               $  30,079,292   $   1,857,027   $
--   $   2,236,363

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


OPPENHEIMER                      OPPENHEIMER
                                         OPPENHEIMER
MULTIPLE                          GLOBAL
                                           GROWTH
STRATEGIES                       SECURITIES
                                            FUND
FUND                             FUND
                                         1998            1997
1998            1997              1998            1997
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $   3,036,249   $   3,966,775   $
25,911,095   $  21,778,851   $    12,887,134   $  12,143,675
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)           32,507,950      47,435,793
29,540,227      34,197,105        36,962,992     103,718,556
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation       99,933,565      34,194,334
(15,895,873)     32,455,612        86,460,026      33,657,002
                                -------------   -------------
-------------   -------------   ---------------   -------------
Net increase in net assets
resulting from operations         135,477,764      85,596,902
39,555,449      88,431,568       136,310,152     149,519,233
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment
income                             (3,939,379)     (1,639,463)
(5,964,037)    (21,242,764)      (21,307,082)     (8,181,958)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net
realized gain                     (47,530,889)    (17,220,011)
(34,591,414)    (18,354,349)      (80,203,951)             --
-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
TRANSACTIONS
Net increase (decrease) in net
assets resulting from
beneficial interest
transactions - see applicable
note                              190,636,226     141,248,396
(14,211,527)    104,424,895       141,119,795     235,692,756
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)         274,643,722     207,985,824
(15,211,529)    153,259,350       175,918,914     377,030,031
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period               493,905,974     285,920,150
637,544,830     484,285,480       959,110,220     582,080,189
                                -------------   -------------
-------------   -------------   ---------------   -------------
End of period                   $ 768,549,696   $ 493,905,974   $
622,333,301   $ 637,544,830   $ 1,135,029,134   $ 959,110,220
                                -------------   -------------
-------------   -------------   ---------------   -------------
                                -------------   -------------
-------------   -------------   ---------------   -------------
Undistributed
(overdistributed) net
investment income               $   2,959,139   $   3,896,959   $
20,748,181   $   1,264,870   $    11,592,206   $  18,148,506

                                         OPPENHEIMER
OPPENHEIMER            OPPENHEIMER
                                          STRATEGIC
GROWTH &               SMALL CAP
                                            BOND
INCOME                  GROWTH
                                            FUND
FUND                  FUND(1)
                                         1998            1997
1998            1997           1998
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $  20,451,817   $  13,156,048   $
1,744,608   $   1,094,913     $   (2,339)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)           (2,696,918)        894,858
(1,957,235)      9,837,467        (45,301)
------------------------------------------------------------------------------------------------------------
Net change in unrealized
appreciation or depreciation      (11,476,607)       (441,401)
6,335,797      15,049,196        104,971
                                -------------   -------------
-------------   -------------   ------------
Net increase in net assets
resulting from operations           6,278,292      13,609,505
6,123,170      25,981,576         57,331
------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS
Dividends from net investment
income                             (3,974,494)    (12,654,390)
(449,201)       (976,438)            --
------------------------------------------------------------------------------------------------------------
Distributions from net
realized gain                      (2,561,341)       (207,080)
(9,891,403)     (2,670,354)            --
------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
TRANSACTIONS
Net increase (decrease) in net
assets resulting from
beneficial interest
transactions - see applicable
note                               71,618,535      88,374,959
157,202,998      86,023,722        936,973
------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)          71,360,992      89,122,994
152,985,564     108,358,506        994,304
------------------------------------------------------------------------------------------------------------
Beginning of period               207,839,404     118,716,410
155,367,750      47,009,244             --
                                -------------   -------------
-------------   -------------   ------------
End of period                   $ 279,200,396   $ 207,839,404   $
308,353,314   $ 155,367,750     $  994,304
                                -------------   -------------
-------------   -------------   ------------
                                -------------   -------------
-------------   -------------   ------------
Undistributed
(overdistributed) net
investment income               $  15,570,425   $     885,276   $
1,425,924   $     130,085     $       --

1. For the period from May 1, 1998 (commencement of operations) to December
31,
1998.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MONEY FUND
FINANCIAL HIGHLIGHTS

                                                    YEAR ENDED DECEMBER 31,

----------------------------------------------------
                                      1998       1997       1996
1995       1994
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                   $1.00      $1.00      $1.00
$1.00      $1.00
------------------------------------------------------------------------------------------
Income from investment operations -
net investment income and net
realized gain                              .05        .05        .05
 .06        .04
Dividends and distributions to
shareholders                              (.05)      (.05)      (.05)
(.06)      (.04)
------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00      $1.00      $1.00
$1.00      $1.00
                                      --------   --------   --------
--------   --------
                                      --------   --------   --------
--------   --------
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                           5.25%      5.31%      5.13%
5.62%      4.25%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                            $151,799   $126,782   $129,719
$65,386    $89,671
------------------------------------------------------------------------------------------
Average net assets (in thousands)     $137,633   $133,707    $99,263
$75,136    $90,264
------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                     5.12%      5.19%      5.01%
5.52%      4.18%
Expenses                                  0.50%      0.48%      0.49%
0.51%      0.43%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED DECEMBER 31,

------------------------------------------------------------
                                1998         1997         1996
1995         1994
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                            $11.52       $11.13       $10.63       $
9.79       $11.02
--------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                .95          .94          .97
 .98          .94
Net realized and unrealized
gain (loss)                         (.90)         .37          .58
 .94        (1.27)
--------------------------------------------------------------------------------------------
Total income (loss) from
investment operations                .05         1.31         1.55
1.92         (.33)
--------------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                              (.25)        (.91)       (1.05)
(1.08)        (.66)
Distributions from net
realized gain                       (.30)        (.01)          --
--         (.24)
--------------------------------------------------------------------------------------------
Total dividends and
distributions to shareholders       (.55)        (.92)       (1.05)
(1.08)        (.90)
--------------------------------------------------------------------------------------------
Net asset value, end of period    $11.02       $11.52       $11.13
$10.63       $ 9.79
                                --------     --------     --------
--------     --------
                                --------     --------     --------
--------     --------
--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(1)                            0.31%       12.21%       15.26%
20.37%       (3.18)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                      $328,563     $291,323     $191,293
$133,451     $ 95,698
--------------------------------------------------------------------------------------------
Average net assets (in
thousands)                      $322,748     $223,617     $157,203
$115,600     $101,096
--------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income               8.65%        8.88%        9.18%
9.81%        9.15%
Expenses                            0.78%        0.82%        0.81%
0.81%        0.67%
--------------------------------------------------------------------------------------------
Portfolio turnover rate(2)         161.4%       167.6%       125.0%
107.1%       110.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $537,018,561 and $428,828,226, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND
FINANCIAL HIGHLIGHTS

                                               YEAR ENDED DECEMBER 31,

------------------------------------------
                                      1998     1997     1996     1995     1994
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                $11.91   $11.63   $11.84   $10.78
$11.65
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                    .72      .76      .69      .72
 .76
Net realized and unrealized gain
(loss)                                   .07      .28     (.15)    1.07
(.98)
--------------------------------------------------------------------------------
Total income (loss) from investment
operations                               .79     1.04      .54     1.79
(.22)
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                  (.20)    (.72)    (.74)    (.73)
(.62)
Distributions from net realized
gain                                    (.18)    (.04)    (.01)      --
(.03)
--------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (.38)    (.76)    (.75)    (.73)
(.65)
--------------------------------------------------------------------------------
Net asset value, end of period        $12.32   $11.91   $11.63   $11.84
$10.78
                                      ------   ------   ------   ------
------
                                      ------   ------   ------   ------
------
--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     6.80%    9.25%    4.80%   17.00%
(1.94)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                            $655,543 $520,078 $426,439 $211,232
$135,067
--------------------------------------------------------------------------------
Average net assets (in thousands)     $586,242 $449,760 $296,253 $170,929
$121,884
--------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                   6.31%    6.72%    6.72%    6.91%
7.30%
Expenses                                0.74%    0.78%    0.78%    0.80%
0.57%
--------------------------------------------------------------------------------
Portfolio turnover rate(2)              75.8%   116.9%    82.3%    79.4%
35.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $523,613,491 and $403,166,088, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND FINANCIAL HIGHLIGHTS


YEAR ENDED DECEMBER 31,

--------------------------------------------------------------
                                                              1998
1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period
$40.96       $38.71       $34.21       $25.95       $31.64
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
(.05)         .10          .09          .11          .10
Net realized and unrealized gain (loss)
5.09         4.01         6.59         8.29        (2.22)
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
5.04         4.11         6.68         8.40        (2.12)
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income
(.10)        (.09)        (.11)        (.09)        (.04)
Distributions from net realized gain
(1.07)       (1.77)       (2.07)        (.05)       (3.53)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders
(1.17)       (1.86)       (2.18)        (.14)       (3.57)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$44.83       $40.96       $38.71       $34.21       $25.95
                                                              ----------
----------   ----------   ----------   ----------
                                                              ----------
----------   ----------   ----------   ----------
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
12.36%       11.67%       20.22%       32.52%       (7.59)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $1,077,960   $
877,807   $  617,392   $  325,404   $  185,774
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $  954,848   $
753,852   $  467,080   $  240,730   $  153,832
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)
(0.12)%       0.31%        0.32%        0.47%        0.50%
Expenses
0.71%        0.73%        0.75%        0.78%        0.57%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)
79.8%        87.6%       100.1%       125.5%        96.5%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $781,979,929 and $705,990,510, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH FUND
FINANCIAL HIGHLIGHTS


YEAR ENDED DECEMBER 31,

-----------------------------------------------------------------------
                                                    1998
1997          1996              1995          1994
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                     $32.44
$27.24          $23.55          $17.68        $17.70
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .13
 .25             .15             .25           .22
Net realized and unrealized gain (loss)                    7.28
6.62            5.46            6.10          (.05)
---------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                    7.41
6.87            5.61            6.35           .17
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                       (.24)
(.15)           (.25)           (.22)         (.15)
Distributions from net realized gain                      (2.94)
(1.52)          (1.67)           (.26)         (.04)
---------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         (3.18)
(1.67)          (1.92)           (.48)         (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $36.67
$32.44          $27.24          $23.55        $17.68
                                                    -----------
-----------          ------     -----------   -----------
                                                    -----------
-----------          ------     -----------   -----------
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                       24.00%
26.68%          25.20%          36.65%         0.97%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $768,550
$493,906        $285,920        $117,710       $63,283
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $609,246
$390,447        $152,466        $ 88,803       $59,953
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      0.50%
1.02%           1.08%           1.46%         1.38%
Expenses                                                   0.75%
0.75%           0.81%(2)        0.79%         0.58%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)                                 55.7%
66.0%           65.4%           58.2%         53.8%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

3. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $478,348,867 and $297,133,286, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MULTIPLE STRATEGIES FUND FINANCIAL HIGHLIGHTS


YEAR ENDED DECEMBER 31,

--------------------------------------------------------------
                                                              1998
1997         1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period
$17.01       $15.63       $14.55       $12.91       $13.88
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income
 .71          .62          .72          .66          .63
Net realized and unrealized gain (loss)
 .42         1.95         1.45         2.00         (.90)
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations
1.13         2.57         2.17         2.66         (.27)
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
(.16)        (.61)        (.74)        (.65)        (.60)
Distributions from net realized gain
(.93)        (.58)        (.35)        (.37)        (.10)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders
(1.09)       (1.19)       (1.09)       (1.02)        (.70)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
$17.05       $17.01       $15.63       $14.55       $12.91
                                                              ----------
----------   ----------   ----------   ----------
                                                              ----------
----------   ----------   ----------   ----------
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)
6.66%       17.22%       15.50%       21.36%       (1.95)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $622,333
$637,545     $484,285     $381,263     $292,067
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $640,131
$564,369     $428,277     $344,745     $279,949
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income
4.05%        3.86%        4.89%        4.81%        4.90%
Expenses
0.76%        0.75%        0.77%        0.77%        0.56%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)
42.5%        41.9%        40.3%        39.0%        31.4%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $235,924,766 and $252,937,156, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND FINANCIAL HIGHLIGHTS

                                                   YEAR ENDED DECEMBER 31,

----------------------------------------------------
                                     1998       1997       1996
1995       1994
-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                                 $21.37     $17.67     $15.00
$15.09     $16.30
-----------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .24        .25        .15
 .12        .04
Net realized and unrealized gain
(loss)                                   2.64       3.68       2.52
 .19       (.96)
-----------------------------------------------------------------------------------------
Total income (loss) from investment
operations                               2.88       3.93       2.67
 .31       (.92)
-----------------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                                   (.46)      (.23)        --
--       (.04)
Distributions from net realized
gain                                    (1.72)        --         --
(.40)      (.25)
-----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (2.18)      (.23)        --
(.40)      (.29)
-----------------------------------------------------------------------------------------
Net asset value, end of period       $  22.07   $  21.37   $  17.67   $
15.00   $  15.09
                                     --------   --------   --------
--------   --------
                                     --------   --------   --------
--------   --------
-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)     14.11%     22.42%     17.80%
2.24%     (5.72)%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                           $1,135,029 $959,110   $582,080
$360,979   $297,842
-----------------------------------------------------------------------------------------
Average net assets (in thousands)    $1,055,123 $802,389   $466,750
$332,336   $214,545
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    1.22%      1.51%      1.09%
0.86%      0.54%
Expenses                                 0.74%      0.76%      0.81%
0.89%      0.91%
-----------------------------------------------------------------------------------------
Portfolio turnover rate(2)               80.9%      67.1%      89.9%
131.3%      70.4%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $786,354,899 and $769,035,230, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER STRATEGIC BOND FUND FINANCIAL HIGHLIGHTS


YEAR ENDED DECEMBER 31,

------------------------------------------------------------------------
                                                    1998
1997           1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $5.12
$5.09          $4.91          $4.60          $5.12
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .39
 .39            .38            .38            .35
Net realized and unrealized gain (loss)                     (.24)
 .04            .19            .30           (.54)
----------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               .15
 .43            .57            .68           (.19)
----------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.09)
(.39)          (.39)          (.37)          (.32)
Distributions from net realized gain                        (.06)
(.01)            --             --           (.01)
----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders           (.15)
(.40)          (.39)          (.37)          (.33)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $5.12
$5.12          $5.09          $4.91          $4.60
                                                           -----
-----          -----          -----          -----
                                                           -----
-----          -----          -----          -----
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(1)                         2.90%
8.71%         12.07%         15.33%         (3.78)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $279,200
$207,839       $118,716        $60,098        $20,320
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $250,227
$159,934        $82,604        $37,698        $15,389
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                       8.17%
8.23%          8.48%          9.32%          8.36%
Expenses                                                    0.80%
0.83%          0.85%          0.85%          0.87%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                                 133.7%
149.7%         144.3%          87.0%         136.6%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $358,275,325 and $301,159,735, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GROWTH & INCOME FUND FINANCIAL HIGHLIGHTS

                                            YEAR ENDED DECEMBER 31,

-----------------------------------------------
                                1998         1997         1996         1995(1)
-------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of
period                            $20.58       $16.37       $12.51
$10.00
-------------------------------------------------------------------------------
Income from investment
operations:
Net investment income                .13          .19          .14
 .01
Net realized and unrealized
gain                                 .92         4.91         3.91
2.52
-------------------------------------------------------------------------------
Total income from investment
operations                          1.05         5.10         4.05
2.53
-------------------------------------------------------------------------------
Dividends and distributions to
shareholders:
Dividends from net investment
income                              (.05)        (.17)        (.14)
(.02)
Distributions from net
realized gain                      (1.10)        (.72)        (.05)
--
-------------------------------------------------------------------------------
Total dividends and
distributions to shareholders      (1.15)        (.89)        (.19)
(.02)
-------------------------------------------------------------------------------
Net asset value, end of period    $20.48       $20.58       $16.37
$12.51
                                --------     --------     --------
--------
                                --------     --------     --------
--------
-------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE(2)                            4.70%       32.48%       32.51%
25.25%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                      $308,353     $155,368      $47,009
$4,288
-------------------------------------------------------------------------------
Average net assets (in
thousands)                      $234,306      $94,906      $21,562
$1,809
-------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income               0.74%        1.15%        1.41%
0.50%(3)
Expenses                            0.79%        0.83%        1.00%
2.07%(3)
-------------------------------------------------------------------------------
Portfolio turnover rate(4)          85.7%        78.5%       112.6%
23.7%

1. For the period from July 5, 1995 (commencement of operations) to December
31,
1995.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $287,405,235 and $199,780,365, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER SMALL CAP GROWTH
FINANCIAL HIGHLIGHTS

                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                              1998(1)
------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                  $  10.00
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss
(.02)
Net realized and unrealized gain (loss)
(.38)
------------------------------------------------------------------------------
Total loss from investment operations
(.40)
------------------------------------------------------------------------------
Net asset value, end of period                                        $   9.60
                                                                        ------
                                                                        ------
------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)
(4.00)%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                  $994
------------------------------------------------------------------------------
Average net assets (in thousands)                                         $441
------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss
(0.79)%(3)
Expenses
0.87%(3)
------------------------------------------------------------------------------
Portfolio turnover rate(4)
61.4%

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.

2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

3. Annualized.

4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1998 were $1,023,289 and $242,621, respectively.

See accompanying Notes to Financial Statements.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund (OMF), Oppenheimer High Income Fund (OHIF), Oppenheimer Bond Fund (OBF), Oppenheimer Aggressive Growth Fund (OAGF) operated under the name Oppenheimer Capital Appreciation Fund through April 30, 1998, Oppenheimer Growth Fund (OGF), Oppenheimer Multiple Strategies Fund (OMSF), Oppenheimer Global Securities Fund (OGSF), Oppenheimer Strategic Bond Fund (OSBF), Oppenheimer Growth & Income Fund (OGIF) and Oppenheimer Small Cap Growth Fund (OSCGF), (collectively, the Funds) are separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Funds. The Funds' objectives are as follows:

OPPENHEIMER MONEY FUND seeks the maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.

OPPENHEIMER HIGH INCOME FUND seeks a high level of current income from investment in high yield fixed-income securities. The Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.

OPPENHEIMER   BOND  FUND  primarily  seeks  a  high  level  of  current  income.
Secondarily, this Fund seeks capital growth when consistent with its primary objective. The Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.

OPPENHEIMER AGGRESSIVE GROWTH FUND seeks to achieve capital appreciation by investing in "growth-type" companies.

OPPENHEIMER GROWTH FUND seeks to achieve capital appreciation by investing in securities of well-known established companies.

OPPENHEIMER MULTIPLE STRATEGIES FUND seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

OPPENHEIMER GLOBAL SECURITIES FUND seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers,
"growth-type" companies, cyclical industries and special institutions which are considered to have appreciation possibilities, but which may be considered to be speculative.

OPPENHEIMER STRATEGIC BOND FUND seeks a high level of current income principally derived from interest on debt securities and to enhance such income by writing covered call options on debt securities.

OPPENHEIMER GROWTH & INCOME FUND seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

OPPENHEIMER SMALL CAP GROWTH FUND seeks investments in securities of "growth-type" companies with market capitalization less than $1 billion, including common stocks, preferred stocks, convertible securities, rights, warrants and options.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENT VALUATION. Portfolio securities of OMF are valued on the basis of amortized cost, which approximates market value. Portfolio securities of OHIF, OBF, OAGF, OGF, OMSF, OGSF, OSBF, OGIF and OSCGF are valued at the close of the
New York Stock Exchange on each trading day. Listed and unlisted securities for
which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an
approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable
and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost
(or
last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the
London
foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale on the prior trading date if it
is within the spread between the closing bid and asked prices. If the last sale
price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
STRUCTURED NOTES. The Funds may invest in commodity and foreign currency-linked
structured notes whereby the market value and redemption price are linked to commodity indices and foreign currency exchange rates. The structured notes may
be leveraged, which increase the notes' volatility relative to the face value of
the security. Fluctuations in values of the securities are recorded as unrealized gains and losses in the accompanying financial statements. During the
year ended December 31, 1998, the market value of these securities comprised an
average of 8% and 5%, respectively, of the net assets of OHIF and OSBF, and resulted in realized and unrealized gains of $4,745,329 and $3,012,491, respectively.
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by OHIF, OBF, OMSF, OSBF and OGIF on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Funds maintain, in segregated accounts with the custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Funds' net asset values to the extent the Funds make such purchases while remaining substantially fully invested. As of December
31, 1998, OBF had entered into outstanding when-issued or forward commitments of
$47,434,432.

In connection with their ability to purchase securities on a when-issued or forward commitment basis, OHIF, OBF and OSBF may enter into mortgage dollar-rolls in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds record each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
SECURITY CREDIT RISK. OHIF, OMSF and OSBF invest in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The
Funds
may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. The aggregate market value of securities in default as of December 31, 1998 for OHIF and OSBF are shown below:


PERCENTAGE

OF

AMOUNT     NET ASSETS
------------------------------------------------------------------------------------------------------
Oppenheimer High Income
Fund                                                     $ 493,580
0.15%
Oppenheimer Strategic Bond
Fund                                                    666,711          0.24

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities purchased by OHIF, OBF, OAGF, OGF, OMSF, OGSF, OSBF and OGIF that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

For OHIF, OBF, OAGF, OGF, OMSF, OGSF, OSBF and OGIF, the effect of changes in foreign currency exchange rates on investments is separately identified from the
fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required
to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends for each Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
As
of December 31, 1998, OHIF, OAGF, OSBF, OSCGF had available for federal income tax purposes an approximate unused capital loss carryover, which expires in 2006, as follows:

                                     CAPITAL LOSS
                                     CARRYOVER
-------------------------------------------------
Oppenheimer High Income Fund         $ 3,402,000
Oppenheimer Aggressive Growth Fund    66,771,000
Oppenheimer Strategic Bond Fund        1,014,000
Oppenheimer Small Capital Growth
Fund                                      33,000

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders of OHIF, OBF, OAGF, OGF, OMSF, OGSF, OSBF, OGIF and OSCGF are recorded on the ex-dividend date. OMF intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, OMF may withhold dividends or make distributions of net realized gains.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. The Funds adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Changes in classification during the year ended December 31, 1998 are shown below:

                            ADJUSTMENTS FOR THE YEAR ENDED DECEMBER
                                            31, 1998
                           ------------------------------------------
                                           INCREASE
                           INCREASE        (DECREASE)
                           (DECREASE)      IN
                           IN              ACCUMULATED
                           UNDISTRIBUTED   NET REALIZED    INCREASE
                           NET             GAIN            (DECREASE)
                           INVESTMENT      ON              IN PAID-IN
                           INCOME          INVESTMENTS     CAPITAL
---------------------------------------------------------------------
Oppenheimer Money Fund     $     11,314    $    (11,314)   $       --
Oppenheimer High Income
Fund                             34,624          18,470       (16,154)
Oppenheimer Bond Fund           231,189        (231,189)           --
Oppenheimer Aggressive
Growth Fund                   1,194,015          32,432    (1,226,447)
Oppenheimer Growth Fund         (34,690)         34,690            --
Oppenheimer Multiple
Strategies Fund                (463,747)        463,747            --
Oppenheimer Global
Securities Fund               1,863,648      (1,863,648)           --
Oppenheimer Strategic
Bond Fund                    (1,792,174)      1,817,242       (25,068)
Oppenheimer Growth &
Income Fund                         432            (432)           --
Oppenheimer Small Cap
Growth Fund                       2,339              --        (2,339)

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased by OHIF, OBF, OMSF, OGSF, OSBF and OGIF is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate, and a market adjustment is made on the ex-date.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Funds have authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               YEAR
ENDED                        YEAR ENDED
                                            DECEMBER 31, 1998
DECEMBER 31, 1997
                                     -------------------------------
-------------------------------
OPPENHEIMER MONEY FUND               SHARES           AMOUNT
SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Sold                                    318,160,993   $  318,160,993
390,437,217   $  390,437,217
Dividends and distributions
reinvested                                7,008,382        7,008,382
6,901,000        6,901,000
Redeemed                               (300,162,058)    (300,162,058)
(400,273,601)    (400,273,601)
                                     --------------   --------------
--------------   --------------
Net increase (decrease)                  25,007,317   $   25,007,317
(2,935,384)  $   (2,935,384)
                                     --------------   --------------
--------------   --------------
                                     --------------   --------------
--------------   --------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                               YEAR
ENDED                        YEAR ENDED
                                            DECEMBER 31, 1998
DECEMBER 31, 1997
                                     -------------------------------
-------------------------------
OPPENHEIMER HIGH INCOME FUND         SHARES           AMOUNT
SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
Sold                                             15,303,847  $171,699,925
14,372,458  $163,481,515
Dividends and distributions reinvested            1,300,031    14,807,349
1,658,451    18,684,961
Redeemed                                        (12,094,532) (135,374,607)
(7,919,351)  (89,671,819)
                                                -----------  ------------
-----------  ------------
Net increase                                      4,509,346  $ 51,132,667
8,111,558  $ 92,494,657
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER BOND FUND
----------------------------------------------------------------------------------------------------
Sold                                             24,245,723  $293,126,941
12,079,029  $142,326,116
Dividends and distributions reinvested            1,463,254    17,163,972
2,509,897    29,264,275
Redeemed                                        (16,150,244) (195,000,147)
(7,613,095)  (89,294,128)
                                                -----------  ------------
-----------  ------------
Net increase                                      9,558,733  $115,290,766
6,975,831  $ 82,296,263
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER AGGRESSIVE GROWTH FUND
----------------------------------------------------------------------------------------------------
Sold                                             13,376,589  $556,408,810
9,511,150  $368,762,665
Dividends and distributions reinvested              580,166
25,556,280      952,236    32,014,171
Redeemed                                        (11,344,620) (471,453,144)
(4,981,695) (193,507,968)
                                                -----------  ------------
-----------  ------------
Net increase                                      2,612,135  $110,511,946
5,481,691  $207,268,868
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER GROWTH FUND
----------------------------------------------------------------------------------------------------
Sold                                              8,866,513  $293,095,063
10,437,357  $318,824,006
Dividends and distributions reinvested            1,565,397
51,470,268      720,274    18,842,365
Redeemed                                         (4,699,071) (153,929,105)
(6,429,313) (191,417,975)
                                                -----------  ------------
-----------  ------------
Net increase                                      5,732,839  $190,636,226
4,728,318  $141,248,396
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER MULTIPLE STRATEGIES FUND
----------------------------------------------------------------------------------------------------
Sold                                              3,352,415  $ 56,547,384
6,728,904  $110,124,465
Dividends and distributions reinvested            2,387,019    40,555,451
2,517,354    39,597,113
Redeemed                                         (6,714,957) (111,314,362)
(2,765,980)  (45,296,683)
                                                -----------  ------------
-----------  ------------
Net increase (decrease)                            (975,523) $(14,211,527)
6,480,278  $104,424,895
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER GLOBAL SECURITIES FUND
----------------------------------------------------------------------------------------------------
Sold                                             11,735,029  $248,354,528
17,881,768  $354,780,849
Dividends and distributions reinvested            4,877,993
101,511,033      446,370     8,181,958
Redeemed                                        (10,067,775) (208,745,766)
(6,390,329) (127,270,051)
                                                -----------  ------------
-----------  ------------
Net increase                                      6,545,247  $141,119,795
11,937,809  $235,692,756
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER STRATEGIC BOND FUND
----------------------------------------------------------------------------------------------------
Sold                                             21,445,910  $109,659,739
18,907,314  $ 96,727,423
Dividends and distributions reinvested            1,279,028     6,535,835
2,528,920    12,861,470
Redeemed                                         (8,759,684)  (44,577,039)
(4,147,991)  (21,213,934)
                                                -----------  ------------
-----------  ------------
Net increase                                     13,965,254  $ 71,618,535
17,288,243  $ 88,374,959
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER GROWTH & INCOME FUND
----------------------------------------------------------------------------------------------------
Sold                                              9,181,075  $189,060,690
5,209,743  $ 95,997,604
Dividends and distributions reinvested              468,325
10,340,604      216,162     3,646,792
Redeemed                                         (2,145,877)  (42,198,296)
(745,544)  (13,620,674)
                                                -----------  ------------
-----------  ------------
Net increase                                      7,503,523  $157,202,998
4,680,361  $ 86,023,722
                                                -----------  ------------
-----------  ------------
                                                -----------  ------------
-----------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


PERIOD ENDED

DECEMBER 31, 1998(1)

-------------------------
OPPENHEIMER SMALL CAP GROWTH FUND
SHARES       AMOUNT
------------------------------------------------------------------------------------------------------
Sold
114,434  $  1,030,883
Redeemed
(10,903)      (93,910)

-----------  ------------
Net
increase
103,531  $    936,973

-----------  ------------

-----------  ------------

1. For the period from May 1, 1998 (commencement of operations) to December
31,
1998.

--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of December 31, 1998, net unrealized appreciation or depreciation on investments and options written consisted of the following:


OPPENHEIMER
                          OPPENHEIMER
OPPENHEIMER                     MULTIPLE
                          HIGH INCOME     OPPENHEIMER     AGGRESSIVE
OPPENHEIMER     STRATEGIES
                          FUND            BOND FUND       GROWTH FUND
GROWTH FUND     FUND
------------------------------------------------------------------------------------------------------
Gross appreciation        $  8,629,297    $ 13,200,055    $355,515,405
$235,480,248    $121,405,881
Gross depreciation          22,128,011       6,999,293       5,290,500
44,296,850      39,917,220
                          -------------   -------------   -------------
-------------   -------------
Net unrealized
appreciation
(depreciation)            $(13,498,714)   $  6,200,762    $350,224,905
$191,183,398    $ 81,488,661
                          -------------   -------------   -------------
-------------   -------------
                          -------------   -------------   -------------
-------------   -------------

                           OPPENHEIMER
                           GLOBAL          OPPENHEIMER     OPPENHEIMER
OPPENHEIMER
                           SECURITIES      STRATEGIC       GROWTH &
SMALL CAP
                           FUND            BOND FUND       INCOME FUND
GROWTH FUND
----------------------------------------------------------------------------------------
Gross appreciation         $255,177,315    $  8,361,107    $ 55,571,813
$     134,186
Gross depreciation           52,100,686      17,283,663
30,983,707           29,215
                           -------------   -------------   -------------
-------------
Net unrealized
appreciation
(depreciation)             $203,076,629    $ (8,922,556)   $ 24,588,106
$     104,971
                           -------------   -------------   -------------
-------------
                           -------------   -------------   -------------
-------------

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreements with the Trust. For OAGF, OGF, OMSF, OGSF, OGIF and OSCGF, the annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
For OHIF, OBF and OSBF, the annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $200 million. In addition, management fees for OHIF, OBF and OSBF are 0.50% of average annual net assets in excess of $1 billion. Management fees for OMF are 0.45% of the first $500 million of average annual net assets,
0.425%
of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets over $1.5 billion.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
The management fee for the year ended December 31, 1998 (computed on an annualized basis as a percentage of the average annual net assets of each of the
Funds) were as follows:

FUND
MANAGEMENT FEES
------------------------------------------------------------------------------------------------------
Oppenheimer Money
Fund
0.45%
Oppenheimer High Income
Fund
0.74
Oppenheimer Bond
Fund
0.72
Oppenheimer Aggressive Growth
Fund                                                                 0.69
Oppenheimer Growth
Fund
0.72
Oppenheimer Multiple Strategies
Fund                                                               0.72
Oppenheimer Global Securities
Fund                                                                 0.68
Oppenheimer Strategic Bond
Fund                                                                    0.74
Oppenheimer Growth & Income
Fund                                                                   0.74
Oppenheimer Small Cap Growth
Fund                                                                  0.75

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate.

The Funds (except OMF) use forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Funds generally enter into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Funds may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Funds will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statements of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statements of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
5. FORWARD CONTRACTS (CONTINUED)
As of December 31, 1998, outstanding forward contracts were as follows:


VALUATION AS OF
                                     EXPIRATION       CONTRACT
DECEMBER 31,      UNREALIZED        UNREALIZED
OPPENHEIMER HIGH INCOME FUND         DATES            AMOUNT (000'S)
1998              APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)         3/15/99              1,680  GBP
$2,779,282        $      50,410     $         --
Canadian Dollar (CAD)                3/15/99                540  CAD
352,663                    --            2,014

-------     ------------
Total Unrealized Appreciation and
Depreciation                                          $      50,410
$      2,014

-------     ------------

-------     ------------
OPPENHEIMER BOND FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                3/15/99              4,000  CAD
$2,612,319        $      14,916     $         --
OPPENHEIMER GLOBAL SECURITIES FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
German Mark (DEM)                    1/4/99-1/5/99        8,837  DEM
$5,306,742        $      12,154     $         --
Italian Lira (ITL)                   1/7/99-1/8/99    5,005,679  ITL
3,034,123                13,901               --

-------     ------------

26,055               --

-------     ------------
CONTRACTS TO SELL
Finnish Markka (FIM)                 1/4/99-1/5/99        1,161  FIM
229,251                    --            1,403

-------     ------------
Total Unrealized Appreciation and
Depreciation                                          $      26,055
$      1,403

-------     ------------

-------     ------------
OPPENHEIMER STRATEGIC BOND FUND
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)                1/27/99                650  CAD  $
424,445         $       1,764     $         --

-------     ------------
CONTRACTS TO SELL
Australian Dollar (AUD)              2/22/99              1,620  AUD
993,532                14,756               --
British Pound Sterling (GBP)         2/22/99-3/9/99       1,290  GBP
2,134,521                 7,058           13,431
Canadian Dollar (CAD)                1/11/99-1/27/99      1,950  CAD
1,273,327                   397            6,753
German Mark (DEM)                    2/8/99               2,550  DEM
1,534,924                    --           11,672
Japanese Yen (JPY)                   2/8/99              40,000  JPY
355,206                    --           15,705
New Zealand Dollar (NZD)             1/26/99                210  NZD
110,553                 2,364               --

-------     ------------

24,575           47,561

-------     ------------
Total Unrealized Appreciation and
Depreciation                                          $      26,339     $
47,561

-------     ------------

-------     ------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

The Funds (except OMF) may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Funds may also buy or write put or call options on these futures contracts.

The Funds generally sell futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Funds may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS (CONTINUED)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflect a receivable or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 1998, outstanding futures contracts were as follows:

                                                            VALUATION AS OF
UNREALIZED
                                     EXPIRATION  NUMBER OF  DECEMBER 31,
APPRECIATION
OPPENHEIMER HIGH INCOME FUND         DATE        CONTRACTS  1998
(DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poors 500 Index           3/99           9       $2,802,375
$       15,700

OPPENHEIMER BOND FUND
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 5 yr.            3/99         335       $37,970,156
$      147,016
U.S. Treasury Bonds, 20 yr.          3/99         127
16,228,219               10,031

--------------

157,047

--------------
CONTRACTS TO SELL
U.S. Treasury Nts., 10 yr.           3/99          37
4,408,781                (4,781)

--------------

$      152,266

--------------

--------------

OPPENHEIMER STRATEGIC BOND FUND
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
United Kingdom Long Gilt             3/99           5       $ 987,174
$        4,410

--------------
CONTRACTS TO SELL
Canadian Government Bonds            3/99           5
420,633                 1,828
U.S. Treasury Nts., 10 yr.           3/99          11
1,310,719                 1,852

--------------

3,680

--------------

$        8,090

--------------

--------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Funds (except OMF) may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
7. OPTION ACTIVITY (CONTINUED)
Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Written option activity for the year ended December 31, 1998 was as follows:

                                            CALL OPTIONS                  PUT
OPTIONS
                                     ---------------------------
--------------------------
                                     NUMBER OF      AMOUNT OF      NUMBER
OF       AMOUNT OF
OPPENHEIMER HIGH INCOME FUND         OPTIONS        PREMIUMS
OPTIONS         PREMIUMS
---------------------------------------------------------------------------------------------
Options outstanding as of December
31, 1997                                       --   $         --
--   $      --
Options written                               200
45,875               6      50,220
Options closed or expired                    (200)       (45,875)
(6)    (50,220)
                                     ------------   ------------
-------------   ----------
Options outstanding as of December
31, 1998                                       --   $         --
--   $      --
                                     ------------   ------------
-------------   ----------
                                     ------------   ------------
-------------   ----------

OPPENHEIMER MULTIPLE STRATEGIES FUND
------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1997                6,056
$1,797,849           --   $      --
Options written                                           14,157
4,642,269           --          --
Options closed or expired                                 (9,606)
(3,358,067)          --          --
Options exercised                                         (4,736)
(1,395,664)          --          --
                                                      ----------  ----------
-----------  -----------
Options outstanding as of December 31, 1998                5,871
$1,686,387           --   $      --
                                                      ----------  ----------
-----------  -----------
                                                      ----------  ----------
-----------  -----------

OPPENHEIMER STRATEGIC BOND FUND
--------------------------------------------------------------------------------------------
Options outstanding as of December
31, 1997                                      400   $      3,679
224,820,000   $ 31,046
Options written                       150,816,100         50,369
565,183,580    237,481
Options closed or expired              (3,210,400)       (28,813)
(420,932,320)  (145,971)
Options exercised                              --             --
(369,071,260)  (122,556)
                                     ------------   ------------
-------------   ---------
Options outstanding as of December
31, 1998                              147,606,100   $     25,235
--   $     --
                                     ------------   ------------
-------------   ---------
                                     ------------   ------------
-------------   ---------

OPPENHEIMER GROWTH & INCOME FUND
------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1997                  880  $
61,758           --   $      --
Options written                                           11,965
2,578,629          200      74,397
Options closed or expired                                 (9,495)
(1,306,303)          --          --
Options exercised                                         (2,025)
(763,924)        (100)    (32,824)
                                                      ----------  ----------
-----------  -----------
Options outstanding as of December 31, 1998                1,325  $
570,160          100   $  41,573
                                                      ----------  ----------
-----------  -----------
                                                      ----------  ----------
-----------  -----------

OPPENHEIMER AGGRESSIVE GROWTH FUND
------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1997                   --  $
--           --   $      --
Options written                                              638
53,343           --          --
Options closed or expired                                   (500)
(18,579)          --          --
                                                      ----------  ----------
-----------  -----------
Options outstanding as of December 31, 1998                  138  $
34,764           --   $      --
                                                      ----------  ----------
-----------  -----------
                                                      ----------  ----------
-----------  -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
8. ILLIQUID AND RESTRICTED SECURITIES

As of December 31, 1998, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid and restricted securities subject to this 10% limitation as of December 31, 1998 are shown below:

Information concerning restricted securities is as follows:

                                        PERCENTAGE
                                        OF
                                        NET
                           AMOUNT       ASSETS
---------------------------------------------
Oppenheimer Money Fund     $13,000,000  8.56%
---------------------------------------------
Oppenheimer High Income
Fund                        19,677,807  5.99
---------------------------------------------
Oppenheimer Bond Fund       47,819,400  7.29
---------------------------------------------
Oppenheimer Multiple
Strategies Fund              2,293,795  0.37
---------------------------------------------
Oppenheimer Global
Securities Fund              3,769,145  0.33
---------------------------------------------
Oppenheimer Strategic
Bond Fund                   11,110,683  3.98
---------------------------------------------
Oppenheimer Growth &
Income Fund                      4,030  0.01

OPPENHEIMER MONEY FUND
The aggregate value of
restricted securities is
$2,000,000.


VALUATION

PER UNIT AS OF
SECURITY                                  ACQUISITION DATE  COST PER UNIT
DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
SHORT-TERM NOTES
Travelers Insurance Co., 5.034%, 1/4/99       9/16/98
100.00%           100.00%

OPPENHEIMER HIGH INCOME FUND
The aggregate value of restricted
securities is $3,362,687.
BONDS
ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02      4/14/92
100.00%           100.25%
----------------------------------------------------------------------------------------------
TAG Heuer International SA, 12% Sr. Sub.
Nts., 12/15/05                            12/8/95-8/13/96
100.00-105.75            116.10
----------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14%
Equipment Trust, 7/2/08                       3/19/98
101.00             99.00
STOCKS AND WARRANTS
ECM Fund, L.P.I.                              4/14/92       $      1,000.00
$         885.00
----------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred                 6/17/97-9/28/98
25.00             25.00
----------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49               6/17/97
--               .30
----------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/00              11/29/95
--              9.31

OPPENHEIMER BOND FUND
The aggregate value of restricted
securities is $1,130,000.
Merrill Lynch & Co., Inc., Units, 9.75%,
6/15/99                                       5/15/95                110.05%
$         113.00

OPPENHEIMER MULTIPLE STRATEGIES FUND
The aggregate value of restricted
securities is $2,293,795.
STOCKS
Intermedia Communications, Inc.               9/29/98       $         21.69
$          13.80

OPPENHEIMER VARIABLE ACCOUNT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
8. ILLIQUID AND RESTRICTED SECURITIES (CONTINUED)


VALUATION

PER UNIT AS OF
SECURITY                                  ACQUISITION DATE  COST PER UNIT
DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND
The aggregate value of restricted
securities is $598,651.
BONDS
TAG Heuer International SA, 12% Sr. Sub.
Nts., 12/15/05                                12/8/95
100.00%           116.10%

STOCKS AND WARRANTS
CGA Group Ltd., Preferred                     6/17/97       $         25.00
$          25.00
----------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 12/49               6/17/97
--               .30

OPPENHEIMER GROWTH & INCOME FUND
The aggregate value of restricted
securities is $4,030.

STOCKS
Intermedia Communications, Inc.               9/29/98       $         21.54
$          13.80



                                                              Appendix A


                                                 RATINGS DEFINITIONS


Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.


Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2: indicates a mid-range ranking and the modifier "3" indicates a "ranking in the lower end of the category.
Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services


Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  Exhibits  adequate  protection  parameters.   However,   adverse  economic
conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.


Fitch IBCA, Inc.


International Long-Term Credit Ratings

Investment Grade: AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the rating category. Plus and minus signs are not added to the "AAA" category or to categories below "CCC."

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment. May have an added "+" to denote exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in higher ratings.

F3: Fair credit quality. Capacity for timely payment is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.



Duff & Phelps Credit Rating Co. Ratings

Long-Term Debt and Preferred Stock

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A & A-: Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+, BBB & BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB & BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within the category.

B+, B & B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher of lower rating grade.

CCC: Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP:  Preferred stock with dividend arrearages.

Short-Term Debt:

High Grade: D-1+: Highest certainty of timely payment. Safety is just below risk-free U.S. Treasury short-term debt.

D-1: Very high certainty of timely payment. Risk factors are minor.

D-1-: High certainty of timely payment. Risk factors are very small.

Good Grade:
D-2: Good certainty of timely payment. Risk factors are small.

Satisfactory Grade:
D-3: Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Non-Investment Grade:
D-4: Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service.

Default:
D-5: Issuer failed to meet scheduled principal and/or interest payments.



                                                              Appendix B



                                              Industry Classifications


Aerospace/Defense                                     Food and DrugRetailers
Air Transportation                                           Gas Utilities
Asset-Backed                                                 Health Care/Drugs
Auto Parts and Equipment                     Health Care/Supplies & Services
Automotive                                   Homebuilders/Real Estate
Bank Holding Companies                         Hotel/Gaming
Banks                                          IndustrialServices
Beverages                                      Information Technology
Broadcasting                                  Insurance
Broker-Dealers                                Leasing & Factoring
Building Materials                                           Leisure
Cable Television                                             Manufacturing
Chemicals                                                    Metals/Mining
Commercial Finance                             Nondurable Household Goods
Communication Equipment                                      Office Equipment
Computer Hardware                                            Oil - Domestic
Computer Software                                    Oil -International
Conglomerates                                            Paper
Consumer Finance                                             Photography
Consumer Services                                            Publishing
Containers                                                   Railroads
Convenience Stores                                           Restaurants
Department Stores                                            Savings & Loans
Diversified Financial                                        Shipping
Diversified Media                                Special Purpose Financial
Drug Wholesalers                                   Specialty Printing
Durable Household Goods                            Specialty Retailing
Education                                             Steel
Electric Utilities                           Telecommunications - Technology
Electrical Equipment                         Telephone - Utility
Electronics                                                  Textile/Apparel
Energy Services & Producers                                  Tobacco
Entertainment/Film                                           Trucks and Parts
Environmental                                                Wireless Services
Food

                                           APPENDIX C - MAJOR SHAREHOLDERS

As of April 1, 1999, the number of shares and approximate percentage of shares held of record by separate accounts of the following insurance companies (and their respective subsidiaries) that held 5% or more of the outstanding shares of one of the Funds as shown in the tables below. The full name and address of each insurance company is shown on page 37:



                                    Monarch        ReliaStar           GE           Nationwide     Aetna
Money Fund/VA                   25,145,916.770    9,153,762.542        *              *            10,150,889.250
                                16.48%             6.00%                                            6.65%

High Income Fund/VA               *               1,885,144.642     17,269,050.642    **           1,778,832.069
                                                     5.70%            52.18%                           5.37%

Bond Fund/VA                      *                 *              6,066,946.035     30,957,444.228     *
                                                                       10.75%             55.39%

Aggressive Growth                  *                *              4,702,545.948      *            1,248,988.180
Fund/VA                                                                20.00%                            5.31%

Capital Appreciation
 Fund/VA                            *              *              5,577,643.166     4,845,945.654    1,288,654.479
                                                                      23.52%             20.44%          5.44%

Multiple Strategies        3,057,791.713    2,460,350.504        5,231,829.734     21,096,649.563 2,206,895.128
Fund/VA                    8.12%            6.53%                13.89%                 56.00%       5.86%

Global Securities          *                *                      *                 25,806,270.802     *
Fund/VA                                                                                   49.83%

Strategic Bond Fund/VA     *                *                        *                   *          4,966,074.026
                                                                                                       10.72%
Main Street
Growth & Income            *                *                        *              2,999,652.343    2,398,958.391
Fund/VA                                                                                   19.04%         15.34

Small Cap Growth/VA        *                *                         *                 *                 *

_______________
*Less than 5% of the outstanding shares of that Fund.
                                                                (continued)

                                  MassMutual     Jefferson-Pilot  CUNA     American General      Protective
Money Fund/VA                   108,169,643.695   *                *        *                      *
                                   70.87%

High Income Fund/VA             5,681,835.175     *        4,641,289.720    *                      *
                                 17.17%                         14.02%

Bond Fund/VA                    12,829,726.419  3,959,387.875     *         *                      *
                                22.95%               7.08%

Aggressive Growth               14,964,195,124        *            *         *                     *
Fund/VA                              63.64%

Capital Appreciation
 Fund/VA                       6,326,279.04   1 3,430,222.806     *         *                       *
                                26.68%               14.47%

Multiple Strategies           3,555,224.212             *         *         *                        *
Fund/VA                         9.44%

Global Securities             22,911,099.051            *         *         *                        *
Fund/VA                         44.24%

Strategic Bond Fund/VA        44,005,016.230            *         *         *                    4,074,940
                                 76.45%                                                           7.08%

Main Street
Growth & Income              8,512,628.396              *         *         *                    1,272,918
Fund/VA                         54.44%                                                             8.14%

Small Cap Growth/VA         115,682.817                 *        *       36,971.693                   *

                            75.74%                                         24.20%

___________
*Less than 5% of the outstanding shares of that Fund.








Oppenheimer Variable Account Funds


Investment Adviser
         OppenheimerFunds, Inc.
         Two World Trade Center
         New York, New York 10048-0203

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1-888-470-0861

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION


Item 23.  Exhibits

(a) Ninth Restated Declaration of Trust dated 5/1/99: Filed herewith.

(b)  Amended  By-Laws  dated  6/26/90:   Previously   filed  with   Registrant's
Post-Effective Amendment No. 26 (2/13/95), and incorporated herein by reference.

(i) Oppenheimer Money Fund/VA specimen share certificate: Filed herewith.

(ii) Oppenheimer Bond Fund/VA specimen share certificate: Filed herewith.


                                                        C-4



(iii) Oppenheimer Capital Appreciation Fund/VA specimen share certificate: Filed herewith.

(iv) Oppenheimer High Income Fund/VA specimen share certificate: Filed herewith.

(v) Oppenheimer Aggressive Growth Fund/VA specimen share certificate: Filed herewith.

(vi) Oppenheimer Multiple Strategies Fund/VA specimen share certificate: Filed herewith.

(vii) Oppenheimer Global Securities Fund/VA specimen share certificate: Filed herewith.

(viii) Oppenheimer Strategic Bond Fund/VA specimen share certificate: Filed herewith.

(ix) Oppenheimer Main Street Growth & Income Fund/VA specimen share certificate:
Filed herewith.

(x) Oppenheimer Small Cap Growth Fund/VA specimen share certificate: Filed herewith.

(xi) Oppenheimer Money Fund/VA Class 2 specimen share certificate: Filed herewith.

(xii) Oppenheimer Bond Fund/VA Class 2 specimen share certificate: Filed herewith.

(xiii)  Oppenheimer  Capital   Appreciation   Fund/VA  Class  2  specimen  share
certificate: Filed herewith.

(xiv) Oppenheimer High Income Fund/VA Class 2 specimen share certificate: Filed herewith.


(xv) Oppenheimer  Aggressive Growth Fund/VA Class 2 specimen share  certificate:
Filed herewith.

(xvi)   Oppenheimer   Multiple   Strategies   Fund/VA  Class  2  specimen  share
certificate: Filed herewith.

(xvii) Oppenheimer Global Securities Fund/VA Class 2 specimen share certificate:
Filed herewith.

(viii)  Oppenheimer  Strategic Bond Fund/VA Class 2 specimen share  certificate:
Filed herewith.

(xix) Oppenheimer Main Street Growth & Income Fund/VA Class 2 specimen share certificate: Filed herewith.

(xx)  Oppenheimer  Small Cap Growth Fund/VA Class 2 specimen share  certificate:
Filed herewith.

(d) (i) Investment Advisory Agreement for Oppenheimer Money Fund/VA dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.


(ii) Investment Advisory Agreement for Oppenheimer High Income Fund/VA dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iii) Investment  Advisory  Agreement for Oppenheimer Bond Fund/VA dated 9/1/94:
Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(iv) Investment  Advisory  Agreement for Oppenheimer  Aggressive  Growth Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(v)  Amended  and  Restated   Investment   Advisory  Agreement  for  Oppenheimer
Aggressive Growth Fund/VA dated 5/1/99: Filed herewith.

(vi) Investment Advisory Agreement for Oppenheimer Capital  Appreciation Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.


(vii) Investment Advisory Agreement for Oppenheimer  Multiple Strategies Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(viii) Investment  Advisory  Agreement for Oppenheimer Global Securities Fund/VA
dated  9/1/94:  Filed  with  Post-Effective   Amendment  No.  26,  2/13/95,  and
incorporated herein by reference.

(ix) Investment Advisory Agreement for Oppenheimer Strategic Bond Fund/VA dated 9/1/94: Filed with Post-Effective Amendment No. 26, 2/13/95, and incorporated herein by reference.

(x) Investment Advisory Agreement for Oppenheimer Main Street Growth & Income Fund/VA dated 5/1/95: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.

(xi) Investment Advisory Agreement for Oppenheimer Small Cap Growth Fund/VA dated 5/1/98 - Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98, and incorporated herein by reference.

(e) (i) General Distributor=s Agreement for Class 2 shares of Oppenheimer Money Fund /VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ii) General Distributor=s Agreement for Class 2 shares of Oppenheimer Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(iii) General Distributor=s Agreement for Class 2 shares of Oppenheimer Capital Appreciation Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(iv) General Distributor=s Agreement for Class 2 shares of Oppenheimer High Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(v) General Distributor=s Agreement for Class 2 shares of Oppenheimer Aggressive Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vi) General Distributor=s Agreement for Class 2 shares of Oppenheimer Multiple Strategies Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(vii) General Distributor=s Agreement for Class 2 shares of Oppenheimer Global Securities Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(viii) General Distributor=s Agreement for Class 2 shares of Oppenheimer Strategic Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(ix) General Distributor=s Agreement for Class 2 shares of Oppenheimer Main Street Growth & Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(x) General Distributor=s Agreement for Class 2 shares of Oppenheimer Small Cap Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(f) Form of Deferred  Compensation  Plan for  Disinterested  Trustees\Directors:
Filed with Post-Effective Amendment No. 40 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/27/98, and incorporated herein by reference.

(g) Custody Agreement between Oppenheimer Variable Account Funds and The Bank of New York, dated 11/12/92: Previously filed with Registrant's Post-Effective Amendment No. 21, 3/12/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.


(h)      Not applicable.

(i) (i) Opinion and Consent of Counsel, 3/14/85: Previously filed with Registrant's Pre-Effective Amendment No. 1, 3/20/85, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii) Opinion and Consent of Counsel, 4/28/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iii) Opinion and Consent of Counsel, 7/31/86: Previously filed with Registrant's Post-Effective Amendment No. 5, 8/12/86, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(iv) Opinion and Consent of Counsel, 1/21/87: Previously filed with Registrant's Post-Effective Amendment No. 7, 2/6/87, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(v) Opinion and Consent of Counsel, dated July 31, 1990: Previously filed with Registrant's Post-Effective Amendment No. 15, 9/19/90, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vi) Opinion and Consent of Counsel dated April 23, 1993: Previously filed with Registrant's Post-Effective Amendment No. 22, 4/30/93, refiled with Registrant's Post-Effective Amendment No. 27, 4/27/95 pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii) Opinion and Consent of Counsel dated April 18, 1995: Filed with Post-Effective Amendment No. 29, 4/22/96, and incorporated herein by reference.

(viii) Opinion and Consent of Counsel: Filed with Post-Effective Amendment No. 32, 4/29/98, and incorporated herein by reference.

(j)      Independent Auditors' Consent: Filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m) (i) Service Plan and Agreement for Class 2 shares of Oppenheimer Money Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(ii) Service Plan and Agreement for Class 2 shares of Oppenheimer  Bond Fund/VA:
Filed  with   Registrant's   Post-Effective   Amendment  No.  31,   1/30/98  and
incorporated herein by reference.

(iii) Service Plan and Agreement for Class 2 shares of Oppenheimer Capital Appreciation Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(iv) Service Plan and Agreement for Class 2 shares of Oppenheimer High Income Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(v) Service Plan and Agreement for Class 2 shares of Oppenheimer Aggressive Growth Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(vi) Service Plan and Agreement for Class 2 shares of Oppenheimer Multiple Strategies Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(vii) Service Plan and Agreement for Class 2 shares of Oppenheimer Global Securities Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(viii) Service Plan and Agreement for Class 2 shares of Oppenheimer Strategic Bond Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(ix) Service Plan and Agreement for Class 2 shares of Oppenheimer Main Street Growth & Income Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(x) Service Plan and Agreement for Class 2 shares of Oppenheimer Small Cap Growth Fund/VA: Filed with Registrant's Post-Effective Amendment No. 31, 1/30/98 and incorporated herein by reference.

(n)      Financial Data Schedules: Filed herewith.

(o)  Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through
8/25/98: Previously filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

-- Powers of Attorney: Filed with Post-Effective Amendment No. 29, 4/22/96, and with Registrant's Post-Effective Amendment No. 24, 2/25/94, and incorporated herein by reference.

-- Powers of Attorney of Brian W. Wixted: Filed herewith.


Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25.  Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in Parts A and B hereof and listed in Item 26(b) below.


(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position                            Other Business and
                                                       Connections
with OppenheimerFunds, Inc.                          During the Past Two Years

Charles E. Albers, Senior Vice President An officer and/or
portfolio  manager of certain  Oppenheimer funds  (since  April
1998);  a Chartered  Financial  Analyst;
                                                     formerly,   a  Vice
President  and  portfolio   manager  for
                                                     Guardian   Investor
Services,   the  investment   management
                                                     subsidiary  of The
Guardian  Life  Insurance  Company  (since
                                                     1972).

Edward Amberger,
Assistant Vice President                             Formerly  Assistant
Vice  President,  Securities  Analyst for
                                                     Morgan  Stanley  Dean
Witter  (May  1997 - April  1998);  and
                                                     Research  Analyst  (July
1996 - May 1997),  Portfolio  Manager
                                                     (February  1992 - July
1996)  and  Department  Manager  (June
                                                     1988 to February 1992)
for The Bank of New York.

Mark J.P. Anson,
Vice President                                       Vice  President of
Oppenheimer  Real Asset  Management,  Inc.
                                                     ("ORAMI");  formerly,
Vice President of Equity Derivatives at
                                                     Salomon Brothers, Inc.

Peter M. Antos,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; a Chartered
Financial  Analyst;  Senior Vice President
                                                     of HarbourView Asset
Management  Corporation  ("HarbourView");
                                                     prior  to  March,  1996
he was  the  senior  equity  portfolio
                                                     manager for the
Panorama  Series Fund,  Inc.  (the  "Company")
                                                     and other  mutual  funds
and  pension  funds  managed  by G.R.
                                                     Phelps &  Co.  Inc.
("G.R.  Phelps"),  the  Company's  former
                                                     investment  adviser,
which was a  subsidiary  of  Connecticut
                                                     Mutual Life Insurance
Company;  he was also  responsible  for
                                                     managing  the  common
stock   department   and  common  stock
                                                     investments of
Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                                       None.

Victor Babin,
Senior Vice President                                None.

Bruce Bartlett,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.   Formerly,  a
Vice  President  and  Senior  Portfolio
                                                     Manager at First of
America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer                            Formerly Senior Vice
President,  Group  Executive,  and Senior
                                                     Systems  Officer for
American  International  Group  (October
                                                     1994 - May, 1998).

John R. Blomfield,
Vice President                                       Formerly  Senior
Product  Manager  (November,  1995 - August,
                                                     1997) of  International
Home Foods and American Home Products
                                                     (March, 1994 - October,
1996).
Connie Bechtolt,
Assistant Vice President                             None.

Kathleen Beichert,
Vice President                                       None.

Rajeev Bhaman,
Vice President                                       Formerly,  Vice
President  (January 1992 - February,  1996) of
                                                     Asian Equities for
Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President                                       Vice  President  of
Mutual Fund  Accounting  (since May 1996);
                                                     an  officer  of  other
Oppenheimer   funds;   formerly,   an
                                                     Assistant  Vice
President  of  OFI/Mutual   Fund   Accounting
                                                     (April 1994-May 1996),
and a Fund Controller for OFI.

Chad Boll,
Assistant Vice President                             None

George C. Bowen,
Senior Vice President, Treasurer
and Director                                         Vice  President  (since
June 1983) and Treasurer  (since March
                                                     1985)   of
OppenheimerFunds    Distributor,    Inc.    (the
                                                     "Distributor");   Vice
President  (since  October  1989)  and
                                                     Treasurer  (since
April  1986) of  HarbourView;  Senior  Vice
                                                     President   (since
February  1992),   Treasurer  (since  July
                                                     1991)and  a  director
(since  December  1991) of  Centennial;
                                                     President,  Treasurer
and a director  of  Centennial  Capital
                                                     Corporation  (since June
1989);  Vice  President and Treasurer
                                                     (since  August  1978)
and  Secretary  (since  April  1981) of
                                                     Shareholder
Services,    Inc.   ("SSI");   Vice   President,
                                                     Treasurer and  Secretary
of  Shareholder  Financial  Services,
                                                     Inc.  ("SFSI") (since
November 1989);  Assistant  Treasurer of
                                                     Oppenheimer
Acquisition  Corp.  ("OAC") (since March,  1998);
                                                     Treasurer of
Oppenheimer  Partnership  Holdings,  Inc.  (since
                                                     November   1989);
Vice  President  and  Treasurer  of  ORAMI
                                                     (since July 1996);  an
officer of other Oppenheimer funds.

Scott Brooks,
Vice President                                       None.

Kevin Brosmith,
Vice President                                       None.

Nancy Bush,
Assistant Vice President

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division                        Formerly,   Assistant
Vice   President  of  Rochester   Fund
                                                     Services, Inc.

Michael Carbuto,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; Vice President of
Centennial.

John Cardillo,
Assistant Vice President                             None.

Mark Curry,
Assistant Vice President

H.C. Digby Clements,
Vice President:
Rochester Division                                   None.

O. Leonard Darling,
Executive Vice President                             Chief  Executive
Officer  and Senior  Manager of  HarbourView
                                                     Asset  Management
Corporation;  Trustee  (1993 - present)  of
                                                     Awhtolia College -
Greece.

William DeJianne,                                    None.
Assistant Vice President

Robert A. Densen,
Senior Vice President                                None.

Sheri Devereux,
Assistant Vice President                             None.

Craig P. Dinsell
Executive Vice President                             Formerly,   Senior
Vice  President  of  Human  Resources  for
                                                     Fidelity
Investments-Retail   Division   (January,   1995  -
                                                     January,  1996),
Fidelity Investments FMR Co. (January,  1996
                                                     - June,  1997) and
Fidelity  Investments  FTPG (June,  1997 -
                                                     January, 1998).

Robert Doll, Jr.,
Executive Vice President and
Chief Investment Officer and
Director                                             An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

John Doney,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                         Executive  Vice
President   (since  September  1993),  and  a
                                                     director  (since January
1992) of the  Distributor;  Executive
                                                     Vice   President,
General   Counsel   and  a   director   of
                                                     HarbourView,  SSI, SFSI
and Oppenheimer  Partnership Holdings,
                                                     Inc.  since  (September
1995);  President  and a director  of
                                                     Centennial  (since
September  1995);  President and a director
                                                     of  ORAMI  (since  July
1996);  General  Counsel  (since  May
                                                     1996)  and   Secretary
(since  April  1997)  of  OAC;   Vice
                                                     President  and
Director  of  OppenheimerFunds  International,
                                                     Ltd.  ("OFIL")  and
Oppenheimer  Millennium  Funds plc (since
                                                     October 1997);  an
officer of other Oppenheimer funds.

Patrick Dougherty,                                   None.
Assistant Vice President

Bruce Dunbar,                                        None.
Vice President

Daniel Engstrom,
Assistant Vice President

George Evans,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Edward Everett,
Assistant Vice President                             None.

George Fahey,
Vice President                                       None.

Scott Farrar,
Vice President                                       Assistant  Treasurer
of  Oppenheimer   Millennium  Funds  plc
                                                     (since  October
1997);   an  officer  of  other   Oppenheimer
                                                     funds;  formerly,  an
Assistant  Vice  President of OFI/Mutual
                                                     Fund Accounting  (April
1994-May 1996),  and a Fund Controller
                                                     for OFI.

Leslie A. Falconio,
Assistant Vice President                             None.

Katherine P. Feld,
Vice President and Secretary                         Vice  President  and
Secretary of the  Distributor;  Secretary
                                                     of  HarbourView,  and
Centennial;  Secretary,  Vice President
                                                     and  Director  of
Centennial   Capital   Corporation;   Vice
                                                     President and Secretary
of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                   An  officer,  Director
and/or  portfolio  manager  of certain
                                                     Oppenheimer  funds;
Presently  he holds the  following  other
                                                     positions:  Director
(since  1995)  of ICI  Mutual  Insurance
                                                     Company;   Governor
(since  1994)  of  St.  John's  College;
                                                     Director  (since  1994 -
present) of  International  Museum of
                                                     Photography  at George
Eastman  House.  Formerly,  he held the
                                                     following  positions:
formerly,  Chairman  of the  Board  and
                                                     Director  of  Rochester
Fund   Distributors,   Inc.  ("RFD");
                                                     President and Director
of Fielding  Management  Company,  Inc.
                                                     ("FMC");   President
and  Director  of   Rochester   Capital
                                                     Advisors,   Inc.
("RCAI");   Managing  Partner  of  Rochester
                                                     Capital  Advisors,
L.P.,  President and Director of Rochester
                                                     Fund  Services,  Inc.
("RFS");   President  and  Director  of
                                                     Rochester Tax Managed
Fund,  Inc.;  Director  (1993 - 1997) of
                                                     VehiCare Corp.; Director
(1993 - 1996) of VoiceMode.

Patricia Foster,
Vice President                                       Formerly,  she held the
following  positions:  An  officer of
                                                     certain former
Rochester funds (May,  1993 - January,  1996);
                                                     Secretary  of
Rochester  Capital  Advisors,  Inc. and General
                                                     Counsel  (June,  1993 -
January  1996) of  Rochester  Capital
                                                     Advisors, L.P.

David Foxhoven,
Assistant Vice President

Jennifer Foxson,
Vice President                                       None.

Erin Gardiner,
Assistant Vice President                             None.

Linda Gardner,
Vice President                                       None.

Alan Gilston,
Vice President                                       Formerly,  Vice
President  (1987-1997)  for Schroder  Capital
                                                     Management International.

Jill Glazerman,
Vice President                                       None.

Robyn Goldstein-Liebler
Assistant Vice President                             None.

Mikhail Goldverg
Assistant Vice President                             None.

Jeremy Griffiths,
Executive Vice President and
Chief Financial Officer                              Chief Financial  Officer
and Treasurer (since March,  1998) of
                                                     Oppenheimer
Acquisition  Corp.;  a Member  and  Fellow of the
                                                     Institute of Chartered
Accountants;  formerly,  an accountant
                                                     for Arthur Young
(London, U.K.).

Robert Grill,
Senior Vice President                                Formerly,  Marketing
Vice President for Bankers Trust Company
                                                     (1993-1996);
Steering   Committee   Member,    Subcommittee
                                                     Chairman for American
Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Elaine T. Hamann,
Vice President                                       Formerly,  Vice
President  (September,  1989 - January,  1997)
                                                     of Bankers Trust Company.

Robert Haley
Assistant Vice President                             Formerly,  Vice
President of Information  Services for Bankers
                                                     Trust Company (January,
1991 - November, 1997).

Thomas B. Hayes,
Vice President                                       None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager                            President   and
Director  of  SFSI;   President   and  Chief
                                                     executive Officer of SSI.

Dorothy Hirshman,                                    None.
Assistant Vice President

Merryl Hoffman,
Vice President                                       None.

Nicholas Horsley,
Vice President                                       Formerly,  a Senior
Vice  President and Portfolio  Manager for
                                                     Warburg, Pincus
Counsellors,  Inc. (1993-1997),  Co-manager of
                                                     Warburg,   Pincus
Emerging  Markets  Fund  (12/94  -  10/97),
                                                     Co-manager  Warburg,
Pincus  Institutional  Emerging  Markets
                                                     Fund -  Emerging
Markets  Portfolio  (8/96 - 10/97),  Warburg
                                                     Pincus  Japan  OTC
Fund,   Associate   Portfolio  Manager  of
                                                     Warburg  Pincus
International  Equity  Fund,  Warburg  Pincus
                                                     Institutional  Fund  -
Intermediate  Equity  Portfolio,   and
                                                     Warburg Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President                             None.

Richard Hymes,
Vice President                                       None.

Jane Ingalls,
Vice President                                       None.

Kathleen T. Ives,
Vice President                                       None.

Christopher Jacobs,
Assistant Vice President                             None.

William Jaume,
Vice President

Frank Jennings,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Susan Katz,
Vice President

Thomas W. Keffer,
Senior Vice President                                None.

Erica Klein,
Assistant Vice President

Avram Kornberg,
Vice President                                       None.

John Kowalik,
Senior Vice President                                An   officer
and/or    portfolio    manager   for   certain
                                                     OppenheimerFunds;
formerly,  Managing  Director  and  Senior
                                                     Portfolio  Manager  at
Prudential  Global  Advisors  (1989  -
                                                     1998).

Joseph Krist,
Assistant Vice President                             None.



Michael Levine,
Vice President                                       None.

Shanquan Li,
Vice President                                       None.

Stephen F. Libera,
Vice President                                       An officer and/or
portfolio  manager for certain  Oppenheimer
                                                     funds;  a Chartered
Financial  Analyst;  a Vice  President of
                                                     HarbourView;  prior to
March 1996,  the senior bond  portfolio
                                                     manager for  Panorama
Series Fund Inc.,  other  mutual  funds
                                                     and   pension
accounts   managed   by  G.R.   Phelps;   also
                                                     responsible  for
managing the public  fixed-income  securities
                                                     department at
Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                                       None.

Dan Loughran,
Assistant Vice President:
Rochester Division                                   None.

David Mabry,
Assistant Vice President                             None.

Steve Macchia,
Vice President                                       None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                         Chief  Executive
Officer (since  September  1995);  President
                                                     and director  (since
June 1991) of  HarbourView;  Chairman and
                                                     a director of SSI
(since  August  1994),  and SFSI  (September
                                                     1995);   President
(since  September  1995)  and  a  director
                                                     (since  October  1990)
of  OAC;  President  (since  September
                                                     1995) and a  director
(since  November  1989) of  Oppenheimer
                                                     Partnership  Holdings,
Inc., a holding company  subsidiary of
                                                     OFI; a director of ORAMI
(since July 1996) ;  President  and a
                                                     director  (since
October  1997) of  OFIL,  an  offshore  fund
                                                     manager  subsidiary of
OFI and  Oppenheimer  Millennium  Funds
                                                     plc (since  October
1997);  President and a director of other
                                                     Oppenheimer  funds;  a
director of  Hillsdown  Holdings plc (a
                                                     U.K. food company);
formerly,  an Executive Vice President of
                                                     OFI.

Philip T. Masterson,
Vice President

Loretta McCarthy,
Executive Vice President                             None.

Kelley A. McCarthy-Kane
Assistant Vice President                             Formerly,  Product
Manager,  Assistant Vice  President  (June
                                                     1995- October, 1997) of
Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant Vice President                             Formerly  Senior
Marketing  Manager May,  1996 - June,  1997)
                                                     and Director of Product
Marketing  (August,  1992 - May, 1996)
                                                     with Fidelity
Investments.

Lisa Migan,
Assistant Vice President                             None.



Denis R. Molleur,
Vice President                                       None.

Nikolaos Monoyios,
Vice President                                       A  Vice  President
and/or   portfolio   manager  of  certain
                                                     Oppenheimer  funds
(since April 1998);  a Certified  Financial
                                                     Analyst;  formerly,  a
Vice  President and  portfolio  manager
                                                     for Guardian Investor
Services,  the management  subsidiary of
                                                     The Guardian Life
Insurance Company (since 1979).

Linda Moore,
Vice President                                       Formerly,  Marketing
Manager  (July  1995-November  1996) for
                                                     Chase Investment
Services Corp.

Kenneth Nadler,
Vice President                                       None.


David Negri,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Barbara Niederbrach,
Assistant Vice President                             None.

Robert A. Nowaczyk,
Vice President                                       None.

Ray Olson,
Assistant Vice President                             None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                                   None.

Gina M. Palmieri,
Assistant Vice President                             None.

Robert E. Patterson,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

James Phillips
Assistant Vice President                             None.

Stephen Puckett,
Vice President                                       None.

Jane Putnam,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Michael Quinn,
Assistant Vice President                             Formerly,  Assistant
Vice President  (April,  1995 - January,
                                                     1998) of Van Kampen
American Capital.

Julie Radtke,
Vice President

Russell Read,
Senior Vice President                                Vice  President of
Oppenheimer  Real Asset  Management,  Inc.
                                                     (since March, 1995).

Thomas Reedy,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; formerly, a
Securities Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division                   None
Ruxandra Risko,
Vice President                                       None.

Michael S. Rosen,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Richard H. Rubinstein,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Lawrence Rudnick,
Assistant Vice President                             None.

James Ruff,
Executive Vice President & Director                  None.

Valerie Sanders,
Vice President                                       None.

Ellen Schoenfeld,
Assistant Vice President                             None.

Martha Shapiro,
Assistant Vice President                             None

Stephanie Seminara,
Vice President                                       None.

Michelle Simone,
Assistant Vice President                             None.

Richard Soper,
Vice President                                       None.

Cathleen Stahl,
Vice President

Donald W. Spiro,
Chairman Emeritus and Director                       Vice  Chairman and
Trustee of the New  York-based  Oppenheimer
                                                     Funds; formerly,
Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division                   Assistant  Vice
President  (since 1995) of Rochester  Capitol
                                                     Advisors, L.P.


Arthur Steinmetz,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Ralph Stellmacher,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

John Stoma,
Senior Vice President                                None.

Michael C. Strathearn,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds;  a Chartered
Financial  Analyst;  a Vice  President of
                                                     HarbourView.

Wayne Strauss,
Assistant Vice President: Rochester
Division

James C. Swain,
Vice Chairman of the Board                           Chairman,  CEO and
Trustee,  Director or Managing  Partner of
                                                     the Denver-based
Oppenheimer Funds;  formerly,  President and
                                                     Director of OAMC, CAMC
and Chairman of the Board of SSI.

Anthony A. Tanner,
Vice President:  Rochester Division                  None.

Jay Tracey,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

James Turner,
Assistant Vice President                             None.

Maureen VanNorstrand,
Assistant Vice President                             None.

Ashwin Vasan,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds.

Annette Von Brandis,
Assistant Vice President                             None.

Teresa Ward,
Assistant Vice President                             None.

Jerry Webman,
Senior Vice President                                Director   of   New
York-based   tax-exempt   fixed   income
                                                     Oppenheimer funds.

Christine Wells,
Vice President                                       None.

Joseph Welsh,
Assistant Vice President                             None.

Kenneth B. White,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds;  a  Chartered
Financial  Analyst;  Vice  President  of
                                                     HarbourView.

William L. Wilby,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; Vice President of
HarbourView.

Brian Wixted                                         Formerly Principal and
Chief Operating Officer,
Senior Vice President                                Bankers Trust Company.

Carol Wolf,
Vice President                                       An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; Vice President of
Centennial;  Vice President,  Finance
                                                     and  Accounting;  Point
of  Contact:  Finance  Supporters  of
                                                     Children;  Member  of
the  Oncology  Advisory  Board  of  the
                                                     Childrens Hospital.

Caleb Wong,
Assistant Vice President                             None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                                      Assistant  Secretary  of
SSI  (since May  1985),  SFSI  (since
                                                     November  1989),  OFIL
(since  1998),  Oppenheimer  Millennium
                                                     Funds  plc  (since
October   1997);   an  officer  of  other
                                                     Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                                   None.

Arthur J. Zimmer,
Senior Vice President                                An officer  and/or
portfolio  manager of certain  Oppenheimer
                                                     funds; Vice President of
Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the
Oppenheimer Quest /Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Large Cap Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer Multiple Strategies Fund
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Series Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Capital Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Municipal Fund
Oppenheimer Real Asset Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's Class 2 shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal                          Positions &
Offices                             Positions & Offices
Business Address                          with
Underwriter                          with Registrant

Jason Bach                                VicePresident
                       None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe                               Vice President
                          None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship                    Vice
President                            None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)                        Vice President
and                        Vice President and

Treasurer                                 Treasurer of the

Oppenheimer funds.

Peter W. Brennan                          Vice
President                            None
1940 Cotswold Drive
Orlando, FL 32825

Susan Burton(2)                           Vice
President                            None

Erin Cawley(2)                            Assistant Vice
President                  None

Robert Coli                               Vice
President                            None
12 White Tail Lane
Bedminster, NJ 07921

William Coughlin                          Vice
President                            None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman                            Vice
President                            None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone                      Vice
President                            None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Joseph DiMauro                            Vice
President                            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Rhonda Dixon-Gunner(1)                    Assistant Vice
President                  None

Andrew John Donohue(2)                    Executive
Vice                            Secretary of the
                                          President &
Director                      Oppenheimer funds.
                                          And General Counsel

John Donovan                              Vice
President                            None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris                            Vice
President                            None
4104 Harlanwood Drive
Fort Worth, TX 76109

Eric Edstrom(2)                           Vice
President                            None

Wendy H. Ehrlich                          Vice
President                            None
4 Craig Street
Jericho, NY 11753

Kent Elwell                               Vice
President                            None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio                              Vice
President                            None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                                Vice
President                            None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey                              Vice
President                            None
412 Commons Way
Doylestown, PA 18901

Eric Fallon                               Vice
President                            None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)                      Vice
President                            None
& Secretary

Mark Ferro                                Vice
President                            None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)                     Vice
President                            None

John ("J") Fortuna(2)                     Vice
President                            None

Ronald R. Foster                          Senior Vice
President                     None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells                    Vice
President                            None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto                          Vice
President                            None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans                             Vice
President                            None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity                         Vice
President                            None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles                                Vice
President                            None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)                            Vice
President/National                   None
Sales Manager

Michael Guman                             Vice
President                            None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton                            Vice
President                            None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger                         Vice
President                            None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)                           Assistant Vice
President                  None

Kathleen T. Ives(1)                       Vice
President                            None

Eric K. Johnson                           Vice
President                            None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson                           Vice
President                            None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman                              Vice
President                            None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)                          Vice
President                            None

Brian Kelly                               Vice
President                            None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy                              Vice
President                            None
799 Paine Drive
Westchester, PA  19382

Richard Klein                             Vice
President                            None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause                             Vice
President                            None
560 Beacon Hill Drive
Orange Village, OH  44022

Oren Lane                                 Vice
President                            None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson                               Vice
President                            None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Dawn Lind                                 Vice
President                            None
7 Maize Court
Melville, NY 11747

James Loehle                              Vice
President                            None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns                               Vice
President                            None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion                               Vice
President                            None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters                             Vice
President                            None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)                           Assistant Vice
President                  None

Wesley Mayer(2)                           Vice
President                            None

Theresa-Marie Maynier                     Vice
President                            None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello                       Vice
President                            None
100 Anderson Street, #427
Pittsburgh, PA  15212

John McDonough                            Vice
President                            None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer                               Vice
President                            None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)                             Assistant Vice
President                  None

Laura Mulhall(2)                          Senior Vice
President                     None

Charles Murray                            Vice
President                            None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                              Vice
President                            None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura                     Vice
President                            None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                              Vice
President                            None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton                             Vice
President                            None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski                          Vice
President                            None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira                             Vice
President                            None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                         Vice
President                            None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                             Vice
President                            None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett                             Vice
President                            None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)                           Senior Vice
President                     None

Minnie Ra                                 Vice
President                            None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                             Vice
President                            None
378 Elm Street
Denver, CO 80220

Michael Raso                              Vice
President                            None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)                      Vice
President                            None

Douglas Rentschler                        Vice
President                            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ruxandra Risko(2)                         Vice
President                            None

Ian Robertson                             Vice
President                            None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)                       Vice
President                            None

Kenneth Rosenson                          Vice
President                            None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)
President                                 None

Alfredo Scalzo                            Vice
President                            None
19401 Via Del Mar, #303
Tampa, FL  33647

Timothy Schoeffler                        Vice
President                            None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino                         Vice
President                            None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp                                Vice
President                            None
862 McNeill Circle
Woodland, CA  95695

Michelle Simone(2)                        Assistant Vice
President                  None

Stuart Speckman(2)                        Vice
President                            None

Timothy Stegner                           Vice
President                            None
794 Jackson Street
Denver, CO 80206

Peter Sullivan                            Vice
President                            None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis                             Vice
President                            None
44 Abington Road
Danvers, MA  0923

Scott Such(1)                             Senior Vice
President                     None

Brian Summe                               Vice
President                            None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney                            Vice
President                            None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny                             Vice
President                            None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum                      Vice
President                            None
704 Inwood
 Southlake, TX  76092

David G. Thomas                           Vice
President                            None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Susan Torrisi(2)                          Assistant Vice
President                  None

Sarah Turpin                              Vice
President                            None
2201 Wolf Street, #5202
Dallas, TX 75201

Mark Vandehey(1)                          Vice
President                            None

Andrea Walsh(1)                           Vice
President                            None

Suzanne Walters(1)                        Assistant Vice
President                  None

James Wiaduck                             Vice
President                            None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams                         Vice
President                            None
6930 East Ranch Road
Cave Creek, AZ  85331

Donn Weise                                Vice
President                            None
3249 Earlmar Drive
Los Angeles, CA  90064

(1)      6803 South Tucson Way, Englewood, CO  80112
(2)      Two World Trade Center, New York, NY  10048
(3)      350 Linden Oaks, Rochester, NY  14623

         (c)  Not applicable.


Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable

Item 30.  Undertakings

Not applicable.




                                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 27th day of April, 1999.

                              Oppenheimer Variable Account Funds

                              By:  /s/ James C. Swain*
                                         James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                                Date


/s/ James C. Swain*           Chairman of the                April 27, 1999
--------------------           Board of Trustees
James C. Swain                 and Principal Executive
                               Officer


/s/ Brian W. Wixted*         Treasurer                  April 27, 1999
-------------------------------------
Brian W. Wixted


/s/ Bridget A. Macaskill*   President                  April 27, 1999
-------------------------------------
Bridget A. Macaskill


/s/ Robert G. Avis*             Trustee               April 27, 1999
-------------------------------------
Robert G. Avis

/s/ William A. Baker*       Trustee                     April 27, 1999
-------------------------------------
William A. Baker

/s/ Charles Conrad, Jr.*     Trustee                  April 27, 1999
-------------------------------------
Charles Conrad, Jr.


/s/ Jon S. Fossel*       Trustee                                April 27, 1999
-------------------------------------
Jon S. Fossel

/s/ Sam Freedman*      Trustee                                 April 27, 1999
-------------------------------------
Sam Freedman


/s/ Raymond J. Kalinowski*    Trustee                        April 27, 1999
-------------------------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*        Trustee                          April 27, 1999
-------------------------------------
C. Howard Kast


/s/ Robert M. Kirchner*     Trustee                         April 27, 1999
-------------------------------------
Robert M. Kirchner


/s/ Ned M. Steel*       Trustee                                 April 27, 1999
-------------------------------------
Ned M. Steel



*By:  /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact

                             OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                     EXHIBIT INDEX

Exhibit No.                Description
------------               --------------

23 (a)                     Ninth Restated Declaration of Trust dated 5/1/99

23 (b)(i)                  Oppenheimer Money Fund/VA specimen share
                            certificate

23(b)(ii)                  Oppenheimer Bond Fund/VA specimen share certificate

23(b)(iii)                 Oppenheimer Capital Appreciation Fund/VA specimen
                          share certificate

23(b)(iv)                  Oppenheimer High Income Fund/VA specimen share
                           certificate

23(b)(v) Oppenheimer Aggressive Growth Fund/VA specimen share certificate

23(b)(vi)                  Oppenheimer Multiple Strategies Fund/VA specimen
                           share certificate

23(b)(vii)                 Oppenheimer Global Securities Fund/VA specimen
                           share certificate

23(b)(viii)                Oppenheimer Strategic Bond Fund/VA specimen share
                           certificate

23(b)(ix)                  Oppenheimer Main Street Growth & Income Fund/VA
                           specimen share certificate

23(b)(x) Oppenheimer Small Cap Growth Fund/VA specimen share certificate

23(b)(xi)                  Oppenheimer Money Fund/VA Class 2 specimen share
                            certificate

23(b)(xii)                 Oppenheimer Bond Fund/VA Class 2 specimen share
                                certificate

23(b)(xiii)                Oppenheimer Capital Appreciation Fund/VA Class 2
                           specimen share certificate

23(b)(xiv)                 Oppenheimer High Income Fund/VA     Class 2
                           specimen share certificate

23(b)(xv)                  Oppenheimer Aggressive Growth Fund/VA Class 2
                            specimen share certificate

23(b)(xvi)                 Oppenheimer Multiple Strategies Fund/VA Class 2
                           specimen share certificate

23(b)(xvii)                Oppenheimer Global Securities Fund/VA Class 2
                           specimen share certificate

23(b)(viii)                Oppenheimer Strategic Bond Fund/VA Class 2
                           specimen share certificate

23(b)(xix)                 Oppenheimer Main Street Growth & Income Fund/VA
                           Class 2 specimen share certificate

23(b)(xx)                  Oppenheimer Small Cap Growth Fund/VA Class 2
                            specimen share certificate

23(d)(v)                   Amended and Restated Investment Advisory Agreement
                         for Oppenheimer Aggressive Growth Fund/VA dated 5/1/99

23(j)                      Independent Auditors' Consent

23(n)                      Financial Data Schedules

--                        Power of Attorney of Brian W. Wixted